Schedule of Investments
Blue Chip Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .21 % Shares Held Value (000's)
Money Market Funds - 0 .21%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
10,511 $ 11
TOTAL INVESTMENT COMPANIES $ 11
COMMON STOCKS - 99 .96 % Shares Held Value (000's)
Aerospace & Defense - 4 .47%
TransDigm Group Inc
(b)
399 $ 235
Chemicals - 2 .11%
Ecolab Inc 72 15
Linde PLC 271 76
Sherwin-Williams Co/The 27 20
$ 111
Commercial Services - 8 .10%
CoStar Group Inc
(b)
81 66
Moody's Corp 198 59
PayPal Holdings Inc
(b)
896 218
S&P Global Inc 235 83
$ 426
Diversified Financial Services - 10 .80%
Charles Schwab Corp/The 727 47
Intercontinental Exchange Inc 345 39
Mastercard Inc 680 242
Visa Inc 1,135 240
$ 568
Healthcare - Products - 4 .70%
Danaher Corp 500 113
IDEXX Laboratories Inc
(b)
84 41
Intuitive Surgical Inc
(b)
126 93
$ 247
Insurance - 1 .75%
Aon PLC 237 55
Progressive Corp/The 386 37
$ 92
Internet - 21 .63%
Alphabet Inc - A Shares
(b)
28 58
Alphabet Inc - C Shares
(b)
134 277
Amazon.com Inc
(b)
148 458
Facebook Inc
(b)
611 180
Netflix Inc
(b)
223 117
Spotify Technology SA
(b)
87 23
VeriSign Inc
(b)
126 25
$ 1,138
Lodging - 2 .02%
Hilton Worldwide Holdings Inc
(b)
880 106
Media - 3 .61%
Charter Communications Inc
(b)
254 157
Liberty Broadband Corp - C Shares
(b)
222 33
$ 190
Pharmaceuticals - 0 .80%
Zoetis Inc 267 42
Private Equity - 5 .68%
Brookfield Asset Management Inc 5,640 251
KKR & Co Inc 988 48
$ 299
REITs - 4 .16%
American Tower Corp 914 219
Retail - 3 .52%
CarMax Inc
(b)
362 48
Costco Wholesale Corp 108 38
O'Reilly Automotive Inc
(b)
80 41
Starbucks Corp 535 58
$ 185
Semiconductors - 1 .52%
NVIDIA Corp 150 80
Software - 25 .09%
Adobe Inc
(b)
521 248
Autodesk Inc
(b)
291 81
Intuit Inc 622 238
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Microsoft Corp 1,914 $ 451
Roper Technologies Inc 197 79
salesforce.com Inc
(b)
1,051 223
Snowflake Inc - Class A
(b)
2 —
$ 1,320
TOTAL COMMON STOCKS $ 5,258
Total Investments $ 5,269
Other Assets and Liabilities -  (0.17)% (9)
TOTAL NET ASSETS - 100.00% $ 5,260
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 26 .61%
Communications 25 .24%
Financial 22 .39%
Consumer, Non-cyclical 13 .60%
Consumer, Cyclical 5 .54%
Industrial 4 .47%
Basic Materials 2 .11%
Money Market Funds 0 .21%
Other Assets and Liabilities
( 0 .17 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6 $ 20 $ 15 $ 11
$ 6 $ 20 $ 15 $ 11
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 13 .58 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .34%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
185,000 $ 24,059
Vanguard Short-Term Corporate Bond ETF 155,000 12,788
$ 36,847
Money Market Funds - 12 .24%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(b),(c)
6,498,568 6,499
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
330,247,299 330,247
$ 336,746
TOTAL INVESTMENT COMPANIES $ 373,593
BONDS - 32 .28%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 186
5.40%, 10/01/2048 300 370
Omnicom Group Inc
2.45%, 04/30/2030 160 158
$ 714
Aerospace & Defense - 0 .57%
Boeing Co/The
1.43%, 02/04/2024 810 820
2.75%, 02/01/2026 175 180
2.95%, 02/01/2030 170 170
3.25%, 02/01/2028 1,200 1,241
3.25%, 02/01/2035 170 165
3.63%, 02/01/2031 175 183
3.75%, 02/01/2050 235 225
3.95%, 08/01/2059 315 303
4.51%, 05/01/2023 970 1,038
4.88%, 05/01/2025 620 690
5.04%, 05/01/2027 310 353
5.15%, 05/01/2030 310 357
5.71%, 05/01/2040 310 379
5.81%, 05/01/2050 505 636
5.88%, 02/15/2040 154 188
General Dynamics Corp
2.25%, 11/15/2022 15 15
3.25%, 04/01/2025 80 87
3.38%, 05/15/2023 300 318
3.50%, 04/01/2027 160 177
3.75%, 05/15/2028 300 334
4.25%, 04/01/2040 160 188
L3Harris Technologies Inc
1.80%, 01/15/2031 90 84
2.90%, 12/15/2029 60 62
3.83%, 04/27/2025 500 548
Lockheed Martin Corp
1.85%, 06/15/2030 55 54
3.55%, 01/15/2026 240 265
3.60%, 03/01/2035 350 390
3.80%, 03/01/2045 625 688
4.07%, 12/15/2042 47 54
4.09%, 09/15/2052 389 456
4.70%, 05/15/2046 25 31
Northrop Grumman Corp
3.20%, 02/01/2027 500 541
3.85%, 04/15/2045 500 538
4.03%, 10/15/2047 25 28
Raytheon Technologies Corp
2.25%, 07/01/2030 160 158
3.50%, 03/15/2027 800 876
3.75%, 11/01/2046 30 32
4.05%, 05/04/2047 300 334
4.13%, 11/16/2028 435 490
4.15%, 05/15/2045 40 44
4.35%, 04/15/2047 40 46
4.50%, 06/01/2042 600 716
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.63%, 11/16/2048 $ 210 $ 251
4.88%, 10/15/2040 154 185
5.70%, 04/15/2040 51 68
6.13%, 07/15/2038 18 24
6.70%, 08/01/2028 175 225
Teledyne Technologies Inc
0.95%, 04/01/2024 190 189
2.25%, 04/01/2028 190 189
$ 15,613
Agriculture - 0 .30%
Altria Group Inc
2.35%, 05/06/2025 160 166
2.45%, 02/04/2032 190 182
3.40%, 05/06/2030 325 340
3.70%, 02/04/2051 190 173
3.88%, 09/16/2046 60 58
4.00%, 02/04/2061 190 176
4.80%, 02/14/2029 63 72
5.80%, 02/14/2039 380 464
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 896
BAT Capital Corp
2.26%, 03/25/2028 170 167
2.73%, 03/25/2031 170 164
2.79%, 09/06/2024 245 258
3.46%, 09/06/2029 245 256
3.56%, 08/15/2027 800 852
3.98%, 09/25/2050 170 159
4.54%, 08/15/2047 325 327
BAT International Finance PLC
1.67%, 03/25/2026 170 168
Philip Morris International Inc
0.88%, 05/01/2026 175 170
1.75%, 11/01/2030 175 164
2.38%, 08/17/2022 30 31
2.75%, 02/25/2026 310 330
3.25%, 11/10/2024 30 33
3.38%, 08/11/2025 375 408
4.13%, 03/04/2043 300 326
4.25%, 11/10/2044 30 33
4.38%, 11/15/2041 61 69
4.50%, 03/20/2042 400 457
4.88%, 11/15/2043 35 42
Reynolds American Inc
4.45%, 06/12/2025 250 277
4.85%, 09/15/2023 350 384
5.70%, 08/15/2035 25 30
5.85%, 08/15/2045 415 489
$ 8,121
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 161 160
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 310 311
Southwest Airlines Co
5.25%, 05/04/2025 480 546
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 138 143
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 79 77
$ 1,237

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0 .05%
NIKE Inc
2.25%, 05/01/2023 $ 200 $ 207
2.40%, 03/27/2025 160 169
2.75%, 03/27/2027 160 170
3.25%, 03/27/2040 160 168
3.38%, 11/01/2046 350 362
3.63%, 05/01/2043 200 216
$ 1,292
Automobile Asset Backed Securities - 0 .10%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 1,421 1,435
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022 114 114
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 187 189
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,002 1,008
$ 2,746
Automobile Manufacturers - 0 .43%
American Honda Finance Corp
0.55%, 07/12/2024 190 189
0.65%, 09/08/2023 170 170
1.20%, 07/08/2025 165 164
1.95%, 05/20/2022 155 158
1.95%, 05/10/2023 160 165
2.05%, 01/10/2023 490 504
2.15%, 09/10/2024 445 464
Daimler Finance North America LLC
8.50%, 01/18/2031 127 188
General Motors Co
4.88%, 10/02/2023 675 739
5.00%, 10/01/2028 400 458
5.00%, 04/01/2035 200 230
5.40%, 04/01/2048 360 427
6.75%, 04/01/2046 25 34
General Motors Financial Co Inc
1.25%, 01/08/2026 190 186
1.70%, 08/18/2023 330 336
2.35%, 01/08/2031 190 181
3.25%, 01/05/2023 400 417
3.45%, 04/10/2022 325 333
3.55%, 07/08/2022 500 518
3.70%, 05/09/2023 325 342
4.30%, 07/13/2025 325 357
4.35%, 01/17/2027 305 339
5.10%, 01/17/2024 500 553
PACCAR Financial Corp
0.35%, 08/11/2023 165 165
0.35%, 02/02/2024 190 189
1.80%, 02/06/2025 170 174
Toyota Motor Corp
1.34%, 03/25/2026 385 384
3.67%, 07/20/2028 200 222
Toyota Motor Credit Corp
0.35%, 10/14/2022 410 410
0.45%, 01/11/2024 190 190
0.50%, 08/14/2023 165 165
0.80%, 10/16/2025 210 206
1.15%, 05/26/2022 155 157
1.15%, 08/13/2027 165 160
1.35%, 08/25/2023 155 158
1.65%, 01/10/2031 190 179
1.80%, 02/13/2025 160 164
2.00%, 10/07/2024 165 172
2.25%, 10/18/2023 350 365
3.35%, 01/08/2024 400 431
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
3.45%, 09/20/2023 $ 400 $ 429
$ 11,772
Automobile Parts & Equipment - 0 .02%
BorgWarner Inc
3.38%, 03/15/2025
(a)
500 541
Banks - 5 .86%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 257
2.63%, 05/19/2022 250 257
Banco Santander SA
1.85%, 03/25/2026 400 399
2.75%, 05/28/2025 200 209
2.75%, 12/03/2030 400 381
3.13%, 02/23/2023 600 628
3.49%, 05/28/2030 200 208
Bank of America Corp
0.81%, 10/24/2024
(f)
340 341
United States Secured Overnight Financing
Rate + 0.74%
0.98%, 09/25/2025
(f)
170 170
United States Secured Overnight Financing
Rate + 0.91%
1.32%, 06/19/2026
(f)
320 319
United States Secured Overnight Financing
Rate + 1.15%
1.66%, 03/11/2027
(f)
365 366
United States Secured Overnight Financing
Rate + 0.91%
1.90%, 07/23/2031
(f)
750 705
United States Secured Overnight Financing
Rate + 1.53%
1.92%, 10/24/2031
(f)
340 320
United States Secured Overnight Financing
Rate + 1.37%
2.46%, 10/22/2025
(f)
310 325
3 Month USD LIBOR + 0.87%
2.50%, 02/13/2031
(f)
320 317
3 Month USD LIBOR + 0.99%
2.59%, 04/29/2031
(f)
250 249
United States Secured Overnight Financing
Rate + 2.15%
2.65%, 03/11/2032
(f)
190 190
United States Secured Overnight Financing
Rate + 1.22%
2.68%, 06/19/2041
(f)
1,070 1,002
United States Secured Overnight Financing
Rate + 1.93%
2.82%, 07/21/2023
(f)
500 515
3 Month USD LIBOR + 0.93%
2.83%, 10/24/2051
(f)
880 808
United States Secured Overnight Financing
Rate + 1.88%
3.00%, 12/20/2023
(f)
1,389 1,445
3 Month USD LIBOR + 0.79%
3.19%, 07/23/2030
(f)
335 352
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 43
3.30%, 01/11/2023 330 347
3.42%, 12/20/2028
(f)
1,041 1,118
3 Month USD LIBOR + 1.04%
3.48%, 03/13/2052
(f)
190 194
United States Secured Overnight Financing
Rate + 1.65%
3.50%, 04/19/2026 795 872

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.55%, 03/05/2024
(f)
$ 550 $ 580
3 Month USD LIBOR + 0.78%
3.59%, 07/21/2028
(f)
500 543
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(f)
400 439
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(f)
300 321
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 33
3.95%, 04/21/2025 830 910
3.97%, 02/07/2030
(f)
1,000 1,110
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 546
4.18%, 11/25/2027 560 623
4.20%, 08/26/2024 625 689
4.27%, 07/23/2029
(f)
360 405
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
310 357
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(f)
30 35
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 31
5.88%, 02/07/2042 228 312
7.75%, 05/14/2038 250 384
Bank of America NA
6.00%, 10/15/2036 250 345
Bank of Montreal
0.45%, 12/08/2023 995 992
0.95%, 01/22/2027
(f)
190 185
United States Secured Overnight Financing
Rate + 0.60%
1.85%, 05/01/2025 150 154
2.55%, 11/06/2022 15 15
3.30%, 02/05/2024 400 429
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 150 150
0.75%, 01/28/2026 185 181
1.60%, 04/24/2025 140 143
1.85%, 01/27/2023 790 813
1.95%, 08/23/2022 850 869
2.10%, 10/24/2024 775 816
Bank of Nova Scotia/The
0.55%, 09/15/2023 170 170
1.05%, 03/02/2026 190 187
1.30%, 06/11/2025 160 160
2.00%, 11/15/2022 160 164
2.45%, 09/19/2022 30 31
2.70%, 08/03/2026 170 180
3.40%, 02/11/2024 400 431
4.50%, 12/16/2025 500 568
Barclays PLC
1.01%, 12/10/2024
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.65%, 06/24/2031
(f)
320 314
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(f)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 1,700 1,739
3.81%, 03/10/2042
(f)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
4.34%, 01/10/2028 $ 1,030 $ 1,143
4.38%, 01/12/2026 200 223
4.97%, 05/16/2029
(f)
210 241
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 830
BPCE SA
4.00%, 04/15/2024 250 273
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 185 184
0.95%, 06/23/2023 70 71
2.61%, 07/22/2023
(f)
250 257
3 Month USD LIBOR + 0.79%
3.50%, 09/13/2023 500 537
Citibank NA
3.65%, 01/23/2024 500 541
Citigroup Inc
0.78%, 10/30/2024
(f)
655 655
United States Secured Overnight Financing
Rate + 0.69%
1.12%, 01/28/2027
(f)
185 181
United States Secured Overnight Financing
Rate + 0.77%
1.68%, 05/15/2024
(f)
160 163
United States Secured Overnight Financing
Rate + 1.67%
2.57%, 06/03/2031
(f)
320 320
United States Secured Overnight Financing
Rate + 2.11%
2.67%, 01/29/2031
(f)
315 316
United States Secured Overnight Financing
Rate + 1.15%
2.70%, 10/27/2022 900 929
2.75%, 04/25/2022 15 15
2.88%, 07/24/2023
(f)
200 206
3 Month USD LIBOR + 0.95%
2.98%, 11/05/2030
(f)
155 160
United States Secured Overnight Financing
Rate + 1.42%
3.20%, 10/21/2026 770 827
3.50%, 05/15/2023 600 635
3.67%, 07/24/2028
(f)
1,200 1,312
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 545
3.89%, 01/10/2028
(f)
400 440
3 Month USD LIBOR + 1.56%
4.05%, 07/30/2022 200 209
4.07%, 04/23/2029
(f)
240 267
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(f)
330 384
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 586
4.40%, 06/10/2025 780 867
4.45%, 09/29/2027 20 23
4.60%, 03/09/2026 60 68
4.65%, 07/30/2045 222 265
5.30%, 05/06/2044 25 32
5.50%, 09/13/2025 325 377
5.88%, 01/30/2042 328 445
6.63%, 06/15/2032 112 148
6.68%, 09/13/2043 30 44
8.13%, 07/15/2039 132 217
Cooperatieve Rabobank UA
3.95%, 11/09/2022 300 316
5.25%, 05/24/2041 500 647
5.25%, 08/04/2045 250 320
5.75%, 12/01/2043 250 336

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 $ 250 $ 249
Credit Suisse AG/New York NY
0.50%, 02/02/2024 305 302
3.63%, 09/09/2024 400 433
Credit Suisse Group AG
3.75%, 03/26/2025 750 808
4.88%, 05/15/2045 500 595
Deutsche Bank AG/New York NY
1.69%, 03/19/2026 500 499
2.13%, 11/24/2026
(f)
200 201
United States Secured Overnight Financing
Rate + 1.87%
2.22%, 09/18/2024
(f)
170 174
United States Secured Overnight Financing
Rate + 2.16%
4.10%, 01/13/2026 500 540
Discover Bank
2.45%, 09/12/2024 320 335
2.70%, 02/06/2030 250 252
Fifth Third Bancorp
2.38%, 01/28/2025 85 89
4.30%, 01/16/2024 30 33
Fifth Third Bank NA
1.80%, 01/30/2023 250 256
3.85%, 03/15/2026 700 771
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(f)
365 365
United States Secured Overnight Financing
Rate + 0.54%
0.67%, 03/08/2024
(f)
385 385
United States Secured Overnight Financing
Rate + 0.57%
0.86%, 02/12/2026
(f)
155 152
United States Secured Overnight Financing
Rate + 0.61%
1.09%, 12/09/2026
(f)
315 309
United States Secured Overnight Financing
Rate + 0.79%
1.43%, 03/09/2027
(f)
385 382
United States Secured Overnight Financing
Rate + 0.80%
1.99%, 01/27/2032
(f)
475 451
United States Secured Overnight Financing
Rate + 1.09%
2.60%, 02/07/2030 1,240 1,255
3.00%, 04/26/2022 25 25
3.63%, 02/20/2024 1,000 1,076
3.75%, 05/22/2025 30 33
3.81%, 04/23/2029
(f)
2,000 2,191
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 66
4.02%, 10/31/2038
(f)
750 832
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(f)
415 466
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,429
4.41%, 04/23/2039
(f)
180 210
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 31
5.15%, 05/22/2045 310 387
6.75%, 10/01/2037 530 749
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
1.59%, 05/24/2027
(f)
$ 400 $ 394
United States Secured Overnight Financing
Rate + 1.29%
1.65%, 04/18/2026
(f)
250 250
United States Secured Overnight Financing
Rate + 1.54%
2.01%, 09/22/2028
(f)
335 329
United States Secured Overnight Financing
Rate + 1.73%
2.10%, 06/04/2026
(f)
320 325
United States Secured Overnight Financing
Rate + 1.93%
2.36%, 08/18/2031
(f)
200 192
United States Secured Overnight Financing
Rate + 1.95%
2.63%, 11/07/2025
(f)
230 240
United States Secured Overnight Financing
Rate + 1.40%
2.85%, 06/04/2031
(f)
200 200
United States Secured Overnight Financing
Rate + 2.39%
3.60%, 05/25/2023 500 532
3.90%, 05/25/2026 395 436
3.95%, 05/18/2024
(f)
400 427
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(f)
400 433
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(f)
500 547
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 544
4.29%, 09/12/2026
(f)
500 553
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(f)
365 410
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 234
5.25%, 03/14/2044 300 366
6.10%, 01/14/2042 174 240
6.50%, 05/02/2036 420 551
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 110
Huntington National Bank/The
1.80%, 02/03/2023 250 256
3.55%, 10/06/2023 400 430
ING Groep NV
1.73%, 04/01/2027
(f),(g)
200 200
United States Secured Overnight Financing
Rate + 1.01%
2.73%, 04/01/2032
(f),(g)
200 200
United States Secured Overnight Financing
Rate + 1.32%
3.55%, 04/09/2024 400 431
JPMorgan Chase & Co
0.56%, 02/16/2025
(f)
190 189
United States Secured Overnight Financing
Rate + 0.42%
0.65%, 09/16/2024
(f)
920 922
United States Secured Overnight Financing
Rate + 0.60%
1.04%, 02/04/2027
(f)
380 371
United States Secured Overnight Financing
Rate + 0.70%
1.05%, 11/19/2026
(f)
360 352
United States Secured Overnight Financing
Rate + 0.80%

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
1.51%, 06/01/2024
(f)
$ 815 $ 832
United States Secured Overnight Financing
Rate + 1.46%
1.76%, 11/19/2031
(f)
360 336
United States Secured Overnight Financing
Rate + 1.11%
1.95%, 02/04/2032
(f)
380 360
United States Secured Overnight Financing
Rate + 1.07%
2.00%, 03/13/2026
(f)
160 165
United States Secured Overnight Financing
Rate + 1.59%
2.08%, 04/22/2026
(f)
460 472
United States Secured Overnight Financing
Rate + 1.85%
2.18%, 06/01/2028
(f)
815 823
United States Secured Overnight Financing
Rate + 1.89%
2.30%, 10/15/2025
(f)
280 291
United States Secured Overnight Financing
Rate + 1.16%
2.52%, 04/22/2031
(f)
730 728
United States Secured Overnight Financing
Rate + 2.04%
2.53%, 11/19/2041
(f)
180 165
United States Secured Overnight Financing
Rate + 1.51%
2.74%, 10/15/2030
(f)
260 264
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(f)
250 256
3 Month USD LIBOR + 0.94%
2.96%, 05/13/2031
(f)
725 738
United States Secured Overnight Financing
Rate + 2.52%
3.11%, 04/22/2041
(f)
730 726
United States Secured Overnight Financing
Rate + 2.46%
3.11%, 04/22/2051
(f)
730 715
United States Secured Overnight Financing
Rate + 2.44%
3.20%, 01/25/2023 600 630
3.21%, 04/01/2023
(f)
1,400 1,438
3 Month USD LIBOR + 0.70%
3.25%, 09/23/2022 320 334
3.30%, 04/01/2026 500 544
3.38%, 05/01/2023 400 423
3.51%, 01/23/2029
(f)
400 433
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 27
3.80%, 07/23/2024
(f)
270 289
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 520 566
3.88%, 09/10/2024 500 548
3.88%, 07/24/2038
(f)
500 555
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(f)
400 441
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(f)
270 301
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
30 34
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
300 339
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 11
4.85%, 02/01/2044 20 25
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
4.95%, 06/01/2045 $ 55 $ 69
5.40%, 01/06/2042 102 135
5.60%, 07/15/2041 154 206
5.63%, 08/16/2043 375 499
6.40%, 05/15/2038 200 284
KeyBank NA/Cleveland OH
0.42%, 01/03/2024
(f)
250 250
United States Secured Overnight Financing
Rate + 0.34%
1.25%, 03/10/2023 250 254
KeyCorp
2.25%, 04/06/2027 410 420
2.55%, 10/01/2029 310 314
Korea Development Bank/The
0.40%, 06/19/2024 400 398
0.80%, 04/27/2026 350 342
1.75%, 02/18/2025 500 511
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(e)
380 270
0.00%, 06/29/2037
(e)
200 138
0.25%, 10/19/2023 340 339
0.25%, 03/08/2024 575 572
0.38%, 07/18/2025 1,630 1,597
0.63%, 01/22/2026 515 506
2.00%, 05/02/2025 380 400
2.13%, 06/15/2022 960 982
2.13%, 01/17/2023 1,800 1,861
2.38%, 12/29/2022 600 623
2.50%, 11/20/2024 300 320
2.88%, 04/03/2028 275 301
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 169
0.88%, 09/03/2030 330 303
2.00%, 01/13/2025 300 315
2.38%, 06/10/2025 1,200 1,279
Lloyds Banking Group PLC
0.70%, 05/11/2024
(f)
1,000 1,000
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
3.57%, 11/07/2028
(f)
630 680
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 565
4.05%, 08/16/2023 400 431
4.45%, 05/08/2025 400 447
4.65%, 03/24/2026 500 560
5.30%, 12/01/2045 200 249
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 200
2.05%, 07/17/2030 250 241
2.19%, 02/25/2025 200 206
2.56%, 02/25/2030 200 200
2.62%, 07/18/2022 700 719
2.76%, 09/13/2026 400 423
2.80%, 07/18/2024 650 689
3.20%, 07/18/2029 700 735
3.75%, 07/18/2039 550 590
3.76%, 07/26/2023 300 321
3.85%, 03/01/2026 350 386
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 202
United States Secured Overnight Financing
Rate + 1.25%
2.20%, 07/10/2031
(f)
200 193
United States Secured Overnight Financing
Rate + 1.77%
2.23%, 05/25/2026
(f)
200 206
3 Month USD LIBOR + 0.83%

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc   (continued)
2.72%, 07/16/2023
(f)
$ 600 $ 616
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
1,000 1,056
United States Secured Overnight Financing
Rate + 1.24%
3.15%, 07/16/2030
(f)
400 418
3 Month USD LIBOR + 1.13%
Morgan Stanley
0.53%, 01/25/2024
(f)
330 329
United States Secured Overnight Financing
Rate + 0.46%
0.56%, 11/10/2023
(f)
360 360
United States Secured Overnight Financing
Rate + 0.47%
0.86%, 10/21/2025
(f)
95 94
United States Secured Overnight Financing
Rate + 0.75%
0.99%, 12/10/2026
(f)
280 273
United States Secured Overnight Financing
Rate + 0.72%
1.79%, 02/13/2032
(f)
1,360 1,269
United States Secured Overnight Financing
Rate + 1.03%
1.93%, 04/28/2032
(f)
105 99
United States Secured Overnight Financing
Rate + 1.02%
2.19%, 04/28/2026
(f)
475 491
United States Secured Overnight Financing
Rate + 1.99%
2.72%, 07/22/2025
(f)
250 264
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 300 308
2.80%, 01/25/2052
(f)
240 221
United States Secured Overnight Financing
Rate + 1.43%
3.13%, 01/23/2023 300 314
3.13%, 07/27/2026 1,330 1,431
3.59%, 07/22/2028
(f)
30 33
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 582
3.70%, 10/23/2024 25 27
3.75%, 02/25/2023 1,230 1,304
3.77%, 01/24/2029
(f)
360 394
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 33
3.95%, 04/23/2027 50 55
3.97%, 07/22/2038
(f)
15 17
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 33
4.10%, 05/22/2023 380 406
4.30%, 01/27/2045 50 59
4.35%, 09/08/2026 30 34
4.38%, 01/22/2047 30 36
4.88%, 11/01/2022 30 32
5.00%, 11/24/2025 525 603
5.60%, 03/24/2051
(f)
500 696
United States Secured Overnight Financing
Rate + 4.84%
6.38%, 07/24/2042 620 904
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 257
2.50%, 05/22/2022 570 584
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Natwest Group PLC
3.88%, 09/12/2023 $ 200 $ 214
4.80%, 04/05/2026 500 567
4.89%, 05/18/2029
(f)
400 456
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
1,000 1,157
3 Month USD LIBOR + 1.91%
Northern Trust Corp
3.95%, 10/30/2025 500 558
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 331
2.88%, 03/13/2023 1,000 1,051
PNC Bank NA
2.70%, 10/22/2029 250 256
3.80%, 07/25/2023 650 697
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 136
2.55%, 01/22/2030 160 162
2.60%, 07/23/2026 490 518
3.45%, 04/23/2029 300 324
Regions Financial Corp
3.80%, 08/14/2023 1,000 1,073
Royal Bank of Canada
0.43%, 01/19/2024 380 378
0.50%, 10/26/2023 170 170
1.95%, 01/17/2023 720 740
2.25%, 11/01/2024 310 325
2.55%, 07/16/2024 125 132
Santander Holdings USA Inc
4.50%, 07/17/2025 780 864
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(f)
200 200
United States Secured Overnight Financing
Rate + 0.79%
1.53%, 08/21/2026
(f)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
3.57%, 01/10/2023 520 532
State Street Corp
2.20%, 03/03/2031 190 185
2.35%, 11/01/2025
(f)
365 384
United States Secured Overnight Financing
Rate + 0.94%
2.40%, 01/24/2030 160 163
2.65%, 05/19/2026 60 64
3.10%, 05/15/2023 325 343
3.55%, 08/18/2025 225 248
3.70%, 11/20/2023 10 11
Sumitomo Mitsui Financial Group Inc
0.51%, 01/12/2024 200 199
1.47%, 07/08/2025 300 300
2.13%, 07/08/2030 930 898
2.14%, 09/23/2030 170 159
2.30%, 01/12/2041 200 177
2.35%, 01/15/2025 200 208
2.70%, 07/16/2024 420 444
2.75%, 01/15/2030 200 204
3.04%, 07/16/2029 200 208
3.36%, 07/12/2027 750 813
3.45%, 01/11/2027 140 152
3.78%, 03/09/2026 500 551
Toronto-Dominion Bank/The
0.25%, 01/06/2023 380 379
0.45%, 09/11/2023 670 669
0.75%, 06/12/2023 330 332
1.15%, 06/12/2025 330 330
1.90%, 12/01/2022 115 118

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Bank
1.25%, 03/09/2023 $ 250 $ 254
1.50%, 03/10/2025 250 254
3.63%, 09/16/2025 250 273
3.80%, 10/30/2026 250 278
Truist Financial Corp
1.13%, 08/03/2027 465 446
1.20%, 08/05/2025
(a)
665 664
1.27%, 03/02/2027
(f)
60 59
United States Secured Overnight Financing
Rate + 0.61%
1.95%, 06/05/2030 665 644
2.50%, 08/01/2024 350 368
US Bancorp
1.38%, 07/22/2030 415 383
2.40%, 07/30/2024 190 200
2.95%, 07/15/2022 230 237
3.00%, 07/30/2029 950 995
3.15%, 04/27/2027 25 27
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 311
Wells Fargo & Co
1.65%, 06/02/2024
(f)
820 838
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(f)
645 665
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
830 857
United States Secured Overnight Financing
Rate + 2.00%
2.39%, 06/02/2028
(f)
820 840
United States Secured Overnight Financing
Rate + 2.10%
2.41%, 10/30/2025
(f)
1,310 1,368
United States Secured Overnight Financing
Rate + 1.09%
3.00%, 04/22/2026 500 534
3.00%, 10/23/2026 530 566
3.07%, 04/30/2041
(f)
480 471
United States Secured Overnight Financing
Rate + 2.53%
3.45%, 02/13/2023 515 542
3.58%, 05/22/2028
(f)
500 545
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 667
4.40%, 06/14/2046 385 429
4.48%, 04/04/2031
(f)
245 282
United States Secured Overnight Financing
Rate + 4.03%
4.65%, 11/04/2044 630 726
4.90%, 11/17/2045 520 624
5.01%, 04/04/2051
(f)
325 417
United States Secured Overnight Financing
Rate + 4.50%
5.38%, 11/02/2043 20 25
5.61%, 01/15/2044 45 58
Wells Fargo Bank NA
5.95%, 08/26/2036 750 981
6.60%, 01/15/2038 250 355
Westpac Banking Corp
2.00%, 01/13/2023 1,155 1,189
2.35%, 02/19/2025 155 162
2.65%, 01/16/2030
(a)
155 161
2.89%, 02/04/2030
(f)
160 165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 74
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp   (continued)
4.11%, 07/24/2034
(f)
$ 165 $ 176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 185
$ 161,246
Beverages - 0 .71%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 907
4.70%, 02/01/2036 1,030 1,207
4.90%, 02/01/2046 890 1,063
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 28
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 319
3.75%, 07/15/2042 100 103
4.35%, 06/01/2040 295 333
4.50%, 06/01/2050 720 817
4.75%, 01/23/2029 560 654
4.90%, 01/23/2031 750 897
5.45%, 01/23/2039 500 625
5.80%, 01/23/2059 595 807
8.20%, 01/15/2039 51 82
Coca-Cola Co/The
1.00%, 03/15/2028 340 323
1.38%, 03/15/2031 340 315
1.45%, 06/01/2027 1,060 1,054
1.50%, 03/05/2028 190 187
1.65%, 06/01/2030 260 248
1.75%, 09/06/2024 190 198
2.13%, 09/06/2029 165 165
2.50%, 06/01/2040 260 244
2.50%, 03/15/2051 170 148
2.60%, 06/01/2050 260 235
2.95%, 03/25/2025 325 351
3.00%, 03/05/2051 190 187
3.38%, 03/25/2027 160 177
Constellation Brands Inc
3.15%, 08/01/2029 630 660
3.20%, 02/15/2023 450 471
Diageo Capital PLC
2.13%, 10/24/2024 200 209
2.13%, 04/29/2032 200 193
2.38%, 10/24/2029 200 201
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 191
Diageo Investment Corp
2.88%, 05/11/2022 200 206
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 159
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 187
3.13%, 12/15/2023 500 531
3.35%, 03/15/2051 190 189
4.06%, 05/25/2023 213 229
4.99%, 05/25/2038 600 737
Molson Coors Beverage Co
3.00%, 07/15/2026 530 564
5.00%, 05/01/2042 50 58
PepsiCo Inc
0.40%, 10/07/2023 125 125
0.75%, 05/01/2023 95 96
1.40%, 02/25/2031 165 154
1.63%, 05/01/2030 95 91
2.38%, 10/06/2026 670 711
2.63%, 07/29/2029 170 178
2.85%, 02/24/2026 500 539

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc   (continued)
2.88%, 10/15/2049 $ 160 $ 155
3.10%, 07/17/2022 15 15
3.38%, 07/29/2049 705 728
3.60%, 08/13/2042 350 378
$ 19,639
Biotechnology - 0 .30%
Amgen Inc
1.90%, 02/21/2025 160 165
2.20%, 02/21/2027 1,090 1,118
2.45%, 02/21/2030 160 161
2.60%, 08/19/2026 500 525
2.65%, 05/11/2022 40 41
3.15%, 02/21/2040 860 853
3.38%, 02/21/2050 160 160
4.40%, 05/01/2045 40 46
4.66%, 06/15/2051 300 364
Baxalta Inc
4.00%, 06/23/2025 50 55
5.25%, 06/23/2045 130 168
Biogen Inc
2.25%, 05/01/2030 115 112
5.20%, 09/15/2045 540 680
Gilead Sciences Inc
1.65%, 10/01/2030 165 155
2.60%, 10/01/2040 85 78
2.80%, 10/01/2050 165 147
2.95%, 03/01/2027 530 563
3.25%, 09/01/2022 60 62
4.00%, 09/01/2036 300 329
4.15%, 03/01/2047 70 78
4.60%, 09/01/2035 500 589
4.75%, 03/01/2046 195 236
4.80%, 04/01/2044 500 601
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 153
Royalty Pharma PLC
0.75%, 09/02/2023
(h)
160 160
1.75%, 09/02/2027
(h)
310 301
2.20%, 09/02/2030
(h)
160 153
3.30%, 09/02/2040
(h)
160 154
$ 8,207
Building Materials - 0 .09%
Carrier Global Corp
2.24%, 02/15/2025 160 166
2.49%, 02/15/2027 160 165
2.72%, 02/15/2030 320 323
3.38%, 04/05/2040 685 684
3.58%, 04/05/2050 160 157
Martin Marietta Materials Inc
2.50%, 03/15/2030 160 159
Masco Corp
1.50%, 02/15/2028 190 183
Owens Corning
4.40%, 01/30/2048 300 327
Vulcan Materials Co
3.50%, 06/01/2030 295 316
$ 2,480
Chemicals - 0 .37%
Air Products and Chemicals Inc
1.85%, 05/15/2027 80 81
2.80%, 05/15/2050 155 143
Albemarle Corp
5.45%, 12/01/2044 150 173
Dow Chemical Co/The
2.10%, 11/15/2030 165 159
3.50%, 10/01/2024 5 5
3.60%, 11/15/2050 165 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Dow Chemical Co/The   (continued)
3.63%, 05/15/2026 $ 300 $ 329
4.38%, 11/15/2042 230 261
4.80%, 05/15/2049 300 359
5.25%, 11/15/2041 280 351
9.40%, 05/15/2039 51 86
DuPont de Nemours Inc
4.73%, 11/15/2028 500 581
5.32%, 11/15/2038 500 628
5.42%, 11/15/2048 245 316
Eastman Chemical Co
4.80%, 09/01/2042 100 119
Ecolab Inc
1.30%, 01/30/2031 85 78
2.13%, 08/15/2050 85 69
4.80%, 03/24/2030 160 191
5.50%, 12/08/2041 307 401
EI du Pont de Nemours and Co
1.70%, 07/15/2025 185 188
Linde Inc/CT
1.10%, 08/10/2030 165 150
2.20%, 08/15/2022 300 306
LYB International Finance II BV
3.50%, 03/02/2027 735 794
LYB International Finance III LLC
1.25%, 10/01/2025 85 84
2.25%, 10/01/2030 165 159
3.63%, 04/01/2051 165 163
4.20%, 10/15/2049 125 133
LyondellBasell Industries NV
4.63%, 02/26/2055 20 22
5.75%, 04/15/2024 130 147
Mosaic Co/The
4.25%, 11/15/2023 496 536
Nutrien Ltd
1.90%, 05/13/2023 95 98
4.20%, 04/01/2029 600 675
4.90%, 06/01/2043 200 236
6.13%, 01/15/2041 250 336
PPG Industries Inc
1.20%, 03/15/2026 190 186
Sherwin-Williams Co/The
2.30%, 05/15/2030 160 158
2.95%, 08/15/2029 450 469
3.30%, 05/15/2050 160 158
3.80%, 08/15/2049 175 185
Westlake Chemical Corp
3.60%, 08/15/2026 350 378
$ 10,057
Commercial Mortgage Backed Securities - 1 .54%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 2,036
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,406
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,094
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(i)
500 528
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,077
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,071
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,101
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 968 1,025

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces
2.42%, 10/25/2026
(i)
$ 928 $ 977
2.53%, 09/25/2024 931 974
2.71%, 06/25/2025
(i)
1,987 2,118
2.81%, 02/25/2027
(i)
1,087 1,172
2.96%, 02/25/2027
(i)
1,000 1,077
2.98%, 12/25/2027
(i)
1,000 1,092
3.37%, 07/25/2028
(i)
2,025 2,268
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,123
2.87%, 12/25/2021 477 483
3.06%, 07/25/2023
(i)
750 791
3.06%, 12/25/2024 500 539
3.31%, 05/25/2023
(i)
810 858
3.32%, 02/25/2023
(i)
1,000 1,051
3.41%, 12/25/2026 1,500 1,667
3.53%, 10/25/2023
(i)
1,050 1,124
GS Mortgage Securities Trust 2012-GC6
3.48%, 01/10/2045 267 270
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 485 498
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 454 477
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,087
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,250 2,423
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(i)
1,500 1,679
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,082
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 1,000 1,074
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,690
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,054
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 521
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 441 453
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,631 1,733
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 515 524
$ 42,217
Commercial Services - 0 .23%
American University/The
3.67%, 04/01/2049 125 136
Automatic Data Processing Inc
3.38%, 09/15/2025 500 550
California Institute of Technology
4.32%, 08/01/2045 80 98
Global Payments Inc
1.20%, 03/01/2026 370 364
2.65%, 02/15/2025 170 179
3.20%, 08/15/2029 170 179
4.15%, 08/15/2049 85 93
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 329
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Massachusetts Institute of Technology
3.89%, 07/01/2116 $ 250 $ 271
4.68%, 07/01/2114 250 322
Moody's Corp
2.55%, 08/18/2060 515 416
PayPal Holdings Inc
1.35%, 06/01/2023 160 163
1.65%, 06/01/2025 160 163
2.20%, 09/26/2022 160 164
2.30%, 06/01/2030 160 159
2.40%, 10/01/2024 160 168
2.85%, 10/01/2029 160 167
President and Fellows of Harvard College
3.15%, 07/15/2046 350 369
S&P Global Inc
1.25%, 08/15/2030 165 151
2.50%, 12/01/2029 120 123
3.25%, 12/01/2049 120 123
University of Southern California
2.81%, 10/01/2050 645 621
5.25%, 10/01/2111 30 42
Verisk Analytics Inc
4.00%, 06/15/2025 500 551
William Marsh Rice University
3.57%, 05/15/2045 500 555
$ 6,456
Computers - 0 .70%
Apple Inc
0.55%, 08/20/2025 525 516
0.70%, 02/08/2026 350 343
0.75%, 05/11/2023 435 440
1.13%, 05/11/2025 550 554
1.20%, 02/08/2028 345 332
1.25%, 08/20/2030 525 486
1.65%, 05/11/2030 160 153
1.65%, 02/08/2031 175 167
1.70%, 09/11/2022 195 199
2.20%, 09/11/2029 165 167
2.38%, 02/08/2041 175 163
2.40%, 01/13/2023 300 311
2.40%, 05/03/2023 330 345
2.40%, 08/20/2050 525 452
2.55%, 08/20/2060 260 224
2.65%, 05/11/2050 160 145
2.65%, 02/08/2051 175 160
2.80%, 02/08/2061 175 157
2.85%, 02/23/2023 30 31
2.90%, 09/12/2027 655 706
2.95%, 09/11/2049 165 158
3.20%, 05/13/2025 445 483
3.20%, 05/11/2027 320 349
3.35%, 02/09/2027 535 588
3.45%, 02/09/2045 30 32
3.75%, 09/12/2047 115 127
3.75%, 11/13/2047 150 165
3.85%, 05/04/2043 300 339
4.65%, 02/23/2046 1,235 1,536
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(h)
250 273
6.02%, 06/15/2026
(h)
1,000 1,184
8.10%, 07/15/2036
(h)
255 373
8.35%, 07/15/2046
(h)
335 510
DXC Technology Co
4.75%, 04/15/2027 505 564
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 473
2.25%, 04/01/2023 165 170
4.45%, 10/02/2023 150 163

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Hewlett Packard Enterprise Co   (continued)
4.90%, 10/15/2025 $ 300 $ 342
6.20%, 10/15/2035 80 105
6.35%, 10/15/2045 195 254
HP Inc
2.20%, 06/17/2025 240 248
3.00%, 06/17/2027 240 254
6.00%, 09/15/2041 154 194
International Business Machines Corp
2.85%, 05/13/2022 400 411
3.30%, 05/15/2026 1,050 1,144
3.38%, 08/01/2023 335 359
3.50%, 05/15/2029 470 511
4.00%, 06/20/2042 35 39
4.15%, 05/15/2039 230 261
4.25%, 05/15/2049 340 391
4.70%, 02/19/2046 185 225
5.60%, 11/30/2039 92 121
5.88%, 11/29/2032 200 267
6.22%, 08/01/2027 351 445
NetApp Inc
2.38%, 06/22/2027 160 163
$ 19,272
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 326
3.95%, 08/01/2047 300 329
Clorox Co/The
1.80%, 05/15/2030 160 152
Kimberly-Clark Corp
2.75%, 02/15/2026 400 429
2.88%, 02/07/2050 160 157
$ 1,393
Cosmetics & Personal Care - 0 .12%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 165
2.00%, 12/01/2024 240 250
2.38%, 12/01/2029 240 243
Procter & Gamble Co/The
0.55%, 10/29/2025 240 236
1.20%, 10/29/2030 340 314
2.80%, 03/25/2027 660 711
3.10%, 08/15/2023 30 32
3.55%, 03/25/2040 160 178
Unilever Capital Corp
1.38%, 09/14/2030 170 159
2.13%, 09/06/2029 115 115
2.20%, 05/05/2022 100 102
2.60%, 05/05/2024 510 540
5.90%, 11/15/2032 230 310
$ 3,355
Credit Card Asset Backed Securities - 0 .09%
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025 1,500 1,531
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,013
$ 2,544
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 301
Diversified Financial Services - 0 .85%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 170 165
2.88%, 08/14/2024 1,035 1,067
3.88%, 01/23/2028 300 314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
2.25%, 01/15/2023 $ 130 $ 133
2.30%, 02/01/2025 265 271
2.88%, 01/15/2026 385 400
3.25%, 03/01/2025 500 527
3.25%, 10/01/2029 95 95
Ally Financial Inc
1.45%, 10/02/2023 185 188
8.00%, 11/01/2031 540 752
American Express Co
2.65%, 12/02/2022 400 415
4.05%, 12/03/2042 25 28
American Express Credit Corp
3.30%, 05/03/2027 30 33
Ameriprise Financial Inc
4.00%, 10/15/2023 225 244
BlackRock Inc
2.40%, 04/30/2030 125 127
3.38%, 06/01/2022 200 207
3.50%, 03/18/2024 500 544
Brookfield Finance Inc
3.50%, 03/30/2051 165 157
3.90%, 01/25/2028 400 440
Brookfield Finance LLC
3.45%, 04/15/2050 160 151
Capital One Bank USA NA
3.38%, 02/15/2023 340 357
Capital One Financial Corp
3.20%, 02/05/2025 415 442
3.50%, 06/15/2023 114 121
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 1,000 1,087
4.20%, 10/29/2025 30 33
Charles Schwab Corp/The
0.90%, 03/11/2026 315 311
1.65%, 03/11/2031 315 294
2.00%, 03/20/2028 385 387
3.45%, 02/13/2026 250 274
CME Group Inc
3.00%, 09/15/2022 25 26
3.00%, 03/15/2025 530 567
5.30%, 09/15/2043 200 270
Credit Suisse USA Inc
7.13%, 07/15/2032 300 422
Discover Financial Services
4.10%, 02/09/2027 500 555
GE Capital Funding LLC
3.45%, 05/15/2025
(h)
200 216
4.05%, 05/15/2027
(h)
200 223
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 2,000 2,290
Intercontinental Exchange Inc
0.70%, 06/15/2023 165 166
1.85%, 09/15/2032 125 115
2.10%, 06/15/2030 160 154
2.65%, 09/15/2040 165 152
3.00%, 09/15/2060 165 146
3.75%, 12/01/2025 50 55
4.00%, 10/15/2023 550 597
4.25%, 09/21/2048 150 168
Jefferies Group LLC
6.50%, 01/20/2043 200 256
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 439

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Mastercard Inc
2.00%, 03/03/2025 $ 210 $ 219
2.95%, 11/21/2026 500 539
2.95%, 03/15/2051 190 187
3.35%, 03/26/2030 80 88
3.85%, 03/26/2050 560 635
Nasdaq Inc
2.50%, 12/21/2040 185 163
4.25%, 06/01/2024 350 384
Nomura Holdings Inc
1.85%, 07/16/2025 330 329
2.68%, 07/16/2030 330 324
ORIX Corp
3.70%, 07/18/2027 300 333
Synchrony Financial
4.25%, 08/15/2024 800 870
4.50%, 07/23/2025 20 22
Visa Inc
1.10%, 02/15/2031 165 150
1.90%, 04/15/2027 475 487
2.00%, 08/15/2050 165 134
2.05%, 04/15/2030 155 155
2.70%, 04/15/2040 155 152
2.80%, 12/14/2022 20 21
3.15%, 12/14/2025 600 654
3.65%, 09/15/2047 85 94
4.15%, 12/14/2035 215 254
4.30%, 12/14/2045 375 452
Western Union Co/The
6.20%, 11/17/2036 200 247
$ 23,279
Electric - 1 .95%
AEP Texas Inc
2.10%, 07/01/2030 165 159
3.45%, 01/15/2050 55 54
AEP Transmission Co LLC
4.00%, 12/01/2046 600 659
AES Corp/The
2.45%, 01/15/2031
(h)
180 172
Alabama Power Co
1.45%, 09/15/2030 160 147
4.30%, 01/02/2046 400 453
Ameren Corp
1.75%, 03/15/2028 190 184
Ameren Illinois Co
1.55%, 11/15/2030 180 168
2.70%, 09/01/2022 300 308
3.25%, 03/15/2050 80 80
American Electric Power Co Inc
1.00%, 11/01/2025 45 44
2.30%, 03/01/2030 160 156
Appalachian Power Co
3.30%, 06/01/2027 400 430
7.00%, 04/01/2038 120 172
Arizona Public Service Co
2.60%, 08/15/2029 270 277
2.65%, 09/15/2050 170 147
4.50%, 04/01/2042 77 88
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 125
2.85%, 05/15/2051 180 161
3.80%, 07/15/2048 300 319
4.50%, 02/01/2045 550 638
5.15%, 11/15/2043 15 19
6.13%, 04/01/2036 156 210
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 191
4.25%, 02/01/2049 300 348
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CenterPoint Energy Inc
2.50%, 09/01/2024 $ 90 $ 94
2.95%, 03/01/2030 125 128
3.70%, 09/01/2049 90 89
CMS Energy Corp
3.45%, 08/15/2027 350 385
3.75%, 12/01/2050
(f)
180 178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 152
3.13%, 03/15/2051 190 184
4.00%, 03/01/2049 300 336
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 177
3.20%, 03/15/2027 165 179
4.00%, 04/01/2048 500 567
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 180 157
3.13%, 11/15/2027 300 323
3.70%, 11/15/2059 80 79
3.88%, 06/15/2047 650 689
4.13%, 05/15/2049 300 334
4.20%, 03/15/2042 128 142
4.30%, 12/01/2056 230 250
5.85%, 03/15/2036 51 66
6.75%, 04/01/2038 125 177
Consumers Energy Co
2.50%, 05/01/2060 160 133
3.10%, 08/15/2050 245 241
Delmarva Power & Light Co
4.15%, 05/15/2045 350 387
Dominion Energy Inc
1.45%, 04/15/2026
(g)
190 189
3.30%, 04/15/2041
(g)
190 187
3.38%, 04/01/2030 155 165
4.70%, 12/01/2044 300 353
4.90%, 08/01/2041 77 92
5.95%, 06/15/2035 400 522
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 100
DTE Electric Co
1.90%, 04/01/2028 435 434
2.25%, 03/01/2030 160 160
2.63%, 03/01/2031 155 159
3.95%, 03/01/2049 500 559
DTE Energy Co
0.55%, 11/01/2022 165 165
1.05%, 06/01/2025 85 84
2.25%, 11/01/2022 155 159
Duke Energy Carolinas LLC
2.45%, 08/15/2029 225 228
2.50%, 03/15/2023 279 290
3.20%, 08/15/2049 450 441
4.00%, 09/30/2042 100 110
5.30%, 02/15/2040 512 658
Duke Energy Corp
0.90%, 09/15/2025 170 166
3.15%, 08/15/2027 15 16
3.75%, 09/01/2046 600 603
Duke Energy Florida LLC
1.75%, 06/15/2030 160 151
2.50%, 12/01/2029 330 336
3.40%, 10/01/2046 300 305
5.65%, 04/01/2040 25 33
6.40%, 06/15/2038 66 94

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/2050 $ 160 $ 143
6.12%, 10/15/2035 77 101
6.45%, 04/01/2039 300 425
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 156
Duke Energy Progress LLC
2.50%, 08/15/2050 165 141
4.15%, 12/01/2044 300 339
Emera US Finance LP
3.55%, 06/15/2026 25 27
4.75%, 06/15/2046 25 28
Entergy Arkansas LLC
2.65%, 06/15/2051 170 149
Entergy Corp
0.90%, 09/15/2025 580 566
1.90%, 06/15/2028 115 112
2.40%, 06/15/2031 190 184
Entergy Louisiana LLC
2.90%, 03/15/2051 90 83
3.10%, 06/15/2041 190 190
Entergy Texas Inc
1.75%, 03/15/2031 165 153
4.00%, 03/30/2029 300 333
4.50%, 03/30/2039 300 339
Evergy Inc
2.45%, 09/15/2024 165 173
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 558
Evergy Metro Inc
2.25%, 06/01/2030 160 158
Eversource Energy
0.80%, 08/15/2025 165 161
1.65%, 08/15/2030 165 153
Exelon Corp
3.95%, 06/15/2025 25 27
4.45%, 04/15/2046 20 23
5.63%, 06/15/2035 300 378
Exelon Generation Co LLC
4.25%, 06/15/2022 500 517
5.60%, 06/15/2042 500 549
6.25%, 10/01/2039 349 405
Florida Power & Light Co
3.15%, 10/01/2049 90 91
3.70%, 12/01/2047 200 217
4.05%, 10/01/2044 500 565
5.69%, 03/01/2040 48 65
Georgia Power Co
2.20%, 09/15/2024 165 172
4.30%, 03/15/2042 228 254
Gulf Power Co
3.30%, 05/30/2027 400 433
Hydro-Quebec
8.05%, 07/07/2024 102 126
Iberdrola International BV
6.75%, 07/15/2036 128 186
Interstate Power and Light Co
2.30%, 06/01/2030 40 39
4.10%, 09/26/2028 300 337
Kentucky Utilities Co
3.30%, 06/01/2050 155 151
5.13%, 11/01/2040 250 307
MidAmerican Energy Co
3.15%, 04/15/2050 165 162
3.65%, 04/15/2029 300 333
4.25%, 07/15/2049 300 352
Mississippi Power Co
4.25%, 03/15/2042 100 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 $ 155 $ 154
1.00%, 06/15/2026 190 185
2.40%, 04/25/2022 300 306
2.40%, 03/15/2030 105 104
3.05%, 04/25/2027 300 321
3.25%, 11/01/2025 500 539
Nevada Power Co
2.40%, 05/01/2030 200 199
NextEra Energy Capital Holdings Inc
0.65%, 03/01/2023 190 191
2.25%, 06/01/2030 650 636
2.75%, 11/01/2029 115 118
5.65%, 05/01/2079
(f)
500 570
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 190
2.60%, 06/01/2051 160 143
2.90%, 03/01/2050 80 76
3.40%, 08/15/2042 100 104
5.35%, 11/01/2039 82 106
NorthWestern Corp
4.18%, 11/15/2044 300 332
Ohio Power Co
1.63%, 01/15/2031 150 140
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(h)
165 160
2.75%, 06/01/2024 300 318
3.10%, 09/15/2049 430 417
5.25%, 09/30/2040 51 66
Pacific Gas and Electric Co
1.37%, 03/10/2023 190 190
2.10%, 08/01/2027 1,160 1,136
2.50%, 02/01/2031 320 302
3.30%, 08/01/2040 160 145
3.50%, 08/01/2050 1,160 1,007
4.20%, 06/01/2041 190 189
PacifiCorp
2.70%, 09/15/2030 1,000 1,025
6.25%, 10/15/2037 92 125
PECO Energy Co
2.38%, 09/15/2022 100 102
2.80%, 06/15/2050 425 396
3.90%, 03/01/2048 200 221
PPL Capital Funding Inc
4.70%, 06/01/2043 100 116
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 76
3.95%, 06/01/2047 300 331
Progress Energy Inc
3.15%, 04/01/2022 128 131
7.75%, 03/01/2031 136 190
Public Service Co of Colorado
1.88%, 06/15/2031 155 148
2.25%, 09/15/2022 500 510
2.70%, 01/15/2051 495 448
3.70%, 06/15/2028 300 332
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 133
2.45%, 01/15/2030 160 161
3.00%, 05/15/2027 400 429
3.15%, 01/01/2050 160 159
3.25%, 09/01/2023 400 424
3.65%, 09/01/2042 200 215
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 321

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Puget Sound Energy Inc
3.25%, 09/15/2049 $ 60 $ 58
5.80%, 03/15/2040 351 464
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 160
3.32%, 04/15/2050 155 152
Sempra Energy
2.90%, 02/01/2023 300 312
3.40%, 02/01/2028 300 322
3.80%, 02/01/2038 300 322
4.00%, 02/01/2048 400 421
6.00%, 10/15/2039 112 148
Southern California Edison Co
0.70%, 04/03/2023
(g)
385 385
2.25%, 06/01/2030 160 155
2.85%, 08/01/2029 125 127
3.65%, 02/01/2050 315 312
4.00%, 04/01/2047 585 603
5.50%, 03/15/2040 102 125
5.95%, 02/01/2038 617 787
Southern Co/The
1.75%, 03/15/2028 190 185
3.25%, 07/01/2026 570 610
4.00%, 01/15/2051
(f)
170 179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 40 39
5.25%, 07/15/2043 200 228
Southwestern Electric Power Co
3.85%, 02/01/2048 300 306
4.10%, 09/15/2028 400 443
6.20%, 03/15/2040 51 68
Tampa Electric Co
3.45%, 03/15/2051 185 187
4.35%, 05/15/2044 200 229
Tucson Electric Power Co
1.50%, 08/01/2030 455 421
Union Electric Co
2.63%, 03/15/2051 165 146
3.50%, 04/15/2024 500 535
Virginia Electric and Power Co
2.45%, 12/15/2050 90 77
2.75%, 03/15/2023 500 518
2.88%, 07/15/2029 90 94
3.15%, 01/15/2026 30 32
4.20%, 05/15/2045 600 681
4.65%, 08/15/2043 250 300
6.00%, 05/15/2037 77 103
8.88%, 11/15/2038 10 17
WEC Energy Group Inc
0.55%, 09/15/2023 170 170
1.38%, 10/15/2027 165 159
3.55%, 06/15/2025 92 100
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 68
Xcel Energy Inc
0.50%, 10/15/2023 85 85
2.60%, 12/01/2029 115 116
$ 53,672
Electrical Components & Equipment - 0 .01%
Emerson Electric Co
0.88%, 10/15/2026 250 242
Electronics - 0 .11%
Agilent Technologies Inc
2.10%, 06/04/2030 160 156
2.30%, 03/12/2031 195 190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Allegion US Holding Co Inc
3.55%, 10/01/2027 $ 500 $ 535
Arrow Electronics Inc
4.50%, 03/01/2023 200 212
Fortive Corp
3.15%, 06/15/2026 535 577
Honeywell International Inc
1.35%, 06/01/2025 75 76
1.95%, 06/01/2030 310 306
2.15%, 08/08/2022 115 118
2.30%, 08/15/2024 365 386
2.50%, 11/01/2026 50 53
2.70%, 08/15/2029 85 89
2.80%, 06/01/2050 160 152
3.81%, 11/21/2047 77 85
Tyco Electronics Group SA
7.13%, 10/01/2037 14 21
$ 2,956
Environmental Control - 0 .07%
Republic Services Inc
1.75%, 02/15/2032 90 84
2.30%, 03/01/2030 340 338
2.50%, 08/15/2024 215 226
2.90%, 07/01/2026 500 533
Waste Management Inc
0.75%, 11/15/2025 90 88
2.50%, 11/15/2050 180 155
3.90%, 03/01/2035 200 227
4.10%, 03/01/2045 210 237
4.15%, 07/15/2049 115 132
$ 2,020
Federal & Federally Sponsored Credit - 0 .01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 385 384
Finance - Mortgage Loan/Banker - 1 .24%
Fannie Mae
0.25%, 11/27/2023 1,480 1,478
0.50%, 06/17/2025 370 366
0.50%, 11/07/2025 360 355
0.75%, 10/08/2027 500 481
0.88%, 08/05/2030 1,850 1,711
1.38%, 09/06/2022 300 306
2.00%, 10/05/2022 500 514
2.13%, 04/24/2026 3,000 3,172
2.25%, 04/12/2022 250 256
2.38%, 01/19/2023 500 520
2.50%, 02/05/2024 500 531
2.63%, 09/06/2024 750 806
5.63%, 07/15/2037 200 294
6.63%, 11/15/2030 602 859
7.13%, 01/15/2030 199 287
7.25%, 05/15/2030 280 410
Federal Home Loan Banks
0.13%, 10/21/2022 1,130 1,129
0.13%, 03/17/2023 270 270
0.38%, 09/04/2025 170 167
2.13%, 06/09/2023 3,125 3,257
2.50%, 02/13/2024 1,000 1,063
3.25%, 11/16/2028 2,000 2,251
5.50%, 07/15/2036 700 1,010
Freddie Mac
0.13%, 10/16/2023 345 344
0.25%, 06/26/2023 3,125 3,128
0.25%, 08/24/2023 335 335
0.25%, 09/08/2023 505 505
0.25%, 11/06/2023 550 550
0.25%, 12/04/2023 1,970 1,967
0.38%, 09/23/2025 2,810 2,759

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac   (continued)
2.75%, 06/19/2023 $ 1,625 $ 1,716
6.25%, 07/15/2032 231 333
6.75%, 03/15/2031 577 836
$ 33,966
Food - 0 .32%
Campbell Soup Co
3.95%, 03/15/2025 350 385
4.15%, 03/15/2028 160 179
Conagra Brands Inc
1.38%, 11/01/2027 125 120
3.20%, 01/25/2023 295 306
4.85%, 11/01/2028 205 239
5.30%, 11/01/2038 120 148
5.40%, 11/01/2048 120 153
General Mills Inc
2.60%, 10/12/2022 500 516
3.70%, 10/17/2023 300 322
4.00%, 04/17/2025 300 332
Hershey Co/The
1.70%, 06/01/2030 160 153
3.38%, 08/15/2046 350 362
Kellogg Co
2.10%, 06/01/2030 160 155
2.65%, 12/01/2023 417 438
3.25%, 04/01/2026 500 539
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040
(a)
30 39
Kroger Co/The
1.70%, 01/15/2031 190 177
3.40%, 04/15/2022 154 158
3.70%, 08/01/2027 300 334
3.95%, 01/15/2050 175 189
4.45%, 02/01/2047 55 62
5.15%, 08/01/2043 300 367
5.40%, 07/15/2040 25 32
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 185
1.85%, 02/15/2031 190 179
Mondelez International Inc
0.63%, 07/01/2022 165 165
1.50%, 02/04/2031 105 96
2.63%, 09/04/2050 625 538
Sysco Corp
2.40%, 02/15/2030 135 134
4.50%, 04/01/2046 300 337
4.85%, 10/01/2045 250 296
5.38%, 09/21/2035 500 617
Tyson Foods Inc
4.55%, 06/02/2047 520 612
$ 8,864
Forest Products & Paper - 0 .07%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 542
Georgia-Pacific LLC
7.75%, 11/15/2029 51 72
8.00%, 01/15/2024 228 273
International Paper Co
4.40%, 08/15/2047 350 410
4.80%, 06/15/2044 300 359
7.30%, 11/15/2039 25 37
Suzano Austria GmbH
5.00%, 01/15/2030 300 332
$ 2,025
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .11%
Atmos Energy Corp
1.50%, 01/15/2031 $ 165 $ 151
3.38%, 09/15/2049 165 164
4.13%, 10/15/2044 400 438
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 151
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 163
4.80%, 11/01/2043 300 343
NiSource Inc
0.95%, 08/15/2025 330 324
3.49%, 05/15/2027 20 22
3.60%, 05/01/2030 150 162
5.95%, 06/15/2041 402 521
ONE Gas Inc
0.85%, 03/11/2023 190 190
Southern California Gas Co
2.55%, 02/01/2030 160 161
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 152
Washington Gas Light Co
3.65%, 09/15/2049 95 100
$ 3,042
Hand & Machine Tools - 0 .01%
Stanley Black & Decker Inc
2.30%, 03/15/2030 160 161
2.75%, 11/15/2050 175 159
$ 320
Healthcare - Products - 0 .28%
Abbott Laboratories
1.15%, 01/30/2028 250 240
1.40%, 06/30/2030 330 308
3.75%, 11/30/2026 266 299
4.75%, 11/30/2036 40 50
4.90%, 11/30/2046 500 651
5.30%, 05/27/2040 200 265
Baxter International Inc
1.73%, 04/01/2031
(h)
175 164
Boston Scientific Corp
1.90%, 06/01/2025 160 164
2.65%, 06/01/2030 160 162
3.45%, 03/01/2024 600 644
3.85%, 05/15/2025 270 298
4.70%, 03/01/2049 50 60
7.38%, 01/15/2040 51 78
Danaher Corp
2.60%, 10/01/2050 165 146
DH Europe Finance II Sarl
2.05%, 11/15/2022 155 159
2.60%, 11/15/2029 155 158
3.25%, 11/15/2039 155 158
Koninklijke Philips NV
5.00%, 03/15/2042 128 164
Medtronic Inc
4.38%, 03/15/2035 665 800
Stryker Corp
3.50%, 03/15/2026 500 549
4.10%, 04/01/2043 200 224
4.63%, 03/15/2046 20 24
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 160 164
2.95%, 09/19/2026 530 567
4.13%, 03/25/2025 160 178
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 500 511
3.55%, 04/01/2025 350 379
$ 7,564

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .59%
Aetna Inc
2.80%, 06/15/2023 $ 35 $ 36
3.50%, 11/15/2024 300 324
4.13%, 11/15/2042 100 109
6.63%, 06/15/2036 105 147
6.75%, 12/15/2037 112 159
Anthem Inc
0.45%, 03/15/2023 190 190
1.50%, 03/15/2026 190 190
2.88%, 09/15/2029 120 125
2.95%, 12/01/2022 300 312
3.13%, 05/15/2050 600 573
3.30%, 01/15/2023 325 341
3.60%, 03/15/2051 190 197
3.65%, 12/01/2027 300 331
4.38%, 12/01/2047 300 346
4.63%, 05/15/2042 30 35
4.65%, 01/15/2043 115 137
Ascension Health
3.95%, 11/15/2046 500 573
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 259
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 249
CommonSpirit Health
4.35%, 11/01/2042 200 221
Dignity Health
3.13%, 11/01/2022 500 517
HCA Inc
4.50%, 02/15/2027 800 897
5.25%, 06/15/2026 750 862
Humana Inc
3.13%, 08/15/2029 85 89
4.50%, 04/01/2025 160 180
4.95%, 10/01/2044 325 390
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 237
4.15%, 05/01/2047 470 554
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 323
2.95%, 12/01/2029 310 319
4.70%, 02/01/2045 115 131
Mass General Brigham Inc
3.19%, 07/01/2049 315 315
4.12%, 07/01/2055 300 342
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 235
4.20%, 07/01/2055 250 296
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 427
Quest Diagnostics Inc
2.95%, 06/30/2030 155 160
UnitedHealth Group Inc
1.25%, 01/15/2026 160 160
2.00%, 05/15/2030 160 157
2.38%, 10/15/2022 500 516
2.38%, 08/15/2024 250 263
2.75%, 05/15/2040 160 157
2.88%, 08/15/2029 175 185
2.90%, 05/15/2050 160 153
3.45%, 01/15/2027 540 598
3.50%, 08/15/2039 200 215
3.70%, 08/15/2049 350 380
4.25%, 06/15/2048 165 197
4.38%, 03/15/2042 750 892
4.45%, 12/15/2048 120 147
4.63%, 07/15/2035 30 37
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
4.75%, 07/15/2045 $ 700 $ 882
6.50%, 06/15/2037 77 112
$ 16,179
Home Builders - 0 .01%
DR Horton Inc
1.40%, 10/15/2027 165 160
Insurance - 0 .83%
Aflac Inc
1.13%, 03/15/2026 195 193
3.63%, 11/15/2024 230 253
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 536
Allstate Corp/The
0.75%, 12/15/2025 160 157
1.45%, 12/15/2030 160 147
3.28%, 12/15/2026 500 550
5.55%, 05/09/2035 200 266
American International Group Inc
3.75%, 07/10/2025 20 22
3.88%, 01/15/2035 750 816
4.20%, 04/01/2028 190 213
4.38%, 01/15/2055 30 33
4.70%, 07/10/2035 750 881
4.80%, 07/10/2045 50 59
4.88%, 06/01/2022 280 294
Aon Corp
2.20%, 11/15/2022 660 678
2.80%, 05/15/2030 160 163
Arch Capital Finance LLC
5.03%, 12/15/2046 250 305
Arch Capital Group US Inc
5.14%, 11/01/2043 375 460
Athene Holding Ltd
4.13%, 01/12/2028 500 545
AXA SA
8.60%, 12/15/2030 38 58
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 154
1.85%, 03/12/2030 80 78
2.50%, 01/15/2051 190 163
2.85%, 10/15/2050 125 115
4.20%, 08/15/2048 285 329
4.25%, 01/15/2049 400 463
4.30%, 05/15/2043 300 354
5.75%, 01/15/2040 115 158
Berkshire Hathaway Inc
2.75%, 03/15/2023 30 31
3.13%, 03/15/2026 350 381
4.50%, 02/11/2043 25 30
Chubb Corp/The
6.50%, 05/15/2038 10 15
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 306
2.88%, 11/03/2022 500 517
3.35%, 05/03/2026 30 33
4.35%, 11/03/2045 25 30
6.70%, 05/15/2036 250 364
CNA Financial Corp
2.05%, 08/15/2030 165 157
Equitable Holdings Inc
4.35%, 04/20/2028 605 677
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 170 177
4.30%, 04/15/2043 250 281

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Lincoln National Corp
4.00%, 09/01/2023 $ 1,000 $ 1,081
4.35%, 03/01/2048 55 61
7.00%, 06/15/2040 47 68
Loews Corp
2.63%, 05/15/2023 200 207
4.13%, 05/15/2043 200 215
Manulife Financial Corp
5.38%, 03/04/2046 250 327
Marsh & McLennan Cos Inc
3.88%, 03/15/2024 500 546
4.38%, 03/15/2029 50 57
4.90%, 03/15/2049 400 511
MetLife Inc
3.00%, 03/01/2025 300 321
3.60%, 04/10/2024 250 272
4.05%, 03/01/2045 750 851
4.37%, 09/15/2023 235 257
4.60%, 05/13/2046 225 274
4.88%, 11/13/2043 20 25
5.70%, 06/15/2035 164 221
6.40%, 12/15/2066 288 361
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 160 172
4.35%, 04/25/2044 200 234
Prudential Financial Inc
2.10%, 03/10/2030
(a)
160 158
3.50%, 05/15/2024 700 763
3.70%, 10/01/2050
(f)
165 167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 667
3.91%, 12/07/2047 177 192
5.20%, 03/15/2044
(f)
350 373
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 34
5.70%, 09/15/2048
(f)
400 457
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 219
Travelers Cos Inc/The
4.00%, 05/30/2047 400 456
6.25%, 06/15/2037 12 17
6.75%, 06/20/2036 51 74
Trinity Acquisition PLC
4.40%, 03/15/2026 500 563
W R Berkley Corp
4.00%, 05/12/2050 85 90
Willis North America Inc
2.95%, 09/15/2029 55 57
3.60%, 05/15/2024 300 323
3.88%, 09/15/2049 165 175
XLIT Ltd
5.25%, 12/15/2043 400 514
$ 22,802
Internet - 0 .32%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 191
3.15%, 02/09/2051 300 279
3.40%, 12/06/2027 325 349
3.60%, 11/28/2024 300 326
4.40%, 12/06/2057 305 349
Alphabet Inc
0.80%, 08/15/2027 330 316
1.10%, 08/15/2030 165 152
1.90%, 08/15/2040 165 143
2.00%, 08/15/2026 30 31
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc   (continued)
2.05%, 08/15/2050 $ 165 $ 136
2.25%, 08/15/2060 165 135
3.38%, 02/25/2024 530 575
Amazon.com Inc
1.20%, 06/03/2027 465 455
1.50%, 06/03/2030 465 443
2.40%, 02/22/2023 370 384
2.50%, 11/29/2022 130 134
2.50%, 06/03/2050 765 684
3.15%, 08/22/2027 490 536
3.80%, 12/05/2024 20 22
3.88%, 08/22/2037 340 390
4.05%, 08/22/2047 30 35
4.80%, 12/05/2034 30 38
4.95%, 12/05/2044 515 677
Baidu Inc
1.72%, 04/09/2026 200 199
2.38%, 10/09/2030
(a)
200 193
3.08%, 04/07/2025 200 210
3.50%, 11/28/2022 500 521
4.13%, 06/30/2025 500 549
eBay Inc
1.90%, 03/11/2025 160 164
3.45%, 08/01/2024 30 32
4.00%, 07/15/2042 100 106
Expedia Group Inc
2.95%, 03/15/2031
(h)
145 143
$ 8,897
Iron & Steel - 0 .08%
Nucor Corp
2.00%, 06/01/2025 155 159
4.00%, 08/01/2023 500 534
Steel Dynamics Inc
1.65%, 10/15/2027 85 83
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 500 529
Vale Overseas Ltd
6.25%, 08/10/2026 400 476
6.88%, 11/21/2036 317 421
8.25%, 01/17/2034 38 54
$ 2,298
Lodging - 0 .04%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 177
3.50%, 08/18/2026 85 89
3.90%, 08/08/2029 170 175
Marriott International Inc/MD
2.85%, 04/15/2031 195 191
Sands China Ltd
4.60%, 08/08/2023 200 214
5.40%, 08/08/2028 200 228
$ 1,074
Machinery - Construction & Mining - 0 .13%
ABB Finance USA Inc
2.88%, 05/08/2022 100 103
Caterpillar Financial Services Corp
0.25%, 03/01/2023 190 190
0.45%, 09/14/2023 735 735
0.65%, 07/07/2023 165 166
0.80%, 11/13/2025 180 177
1.10%, 09/14/2027 335 323
1.90%, 09/06/2022 815 834
1.95%, 11/18/2022 265 272
Caterpillar Inc
2.60%, 04/09/2030 150 153
3.25%, 09/19/2049 160 164
3.40%, 05/15/2024 30 32

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining (continued)
Caterpillar Inc   (continued)
3.80%, 08/15/2042 $ 105 $ 118
6.05%, 08/15/2036 132 183
$ 3,450
Machinery - Diversified - 0 .15%
CNH Industrial Capital LLC
1.88%, 01/15/2026 165 167
Deere & Co
2.88%, 09/07/2049 165 159
3.10%, 04/15/2030 160 171
3.90%, 06/09/2042 30 34
5.38%, 10/16/2029 500 623
Dover Corp
5.38%, 03/01/2041 77 93
John Deere Capital Corp
0.25%, 01/17/2023 190 190
0.40%, 10/10/2023 165 165
0.70%, 07/05/2023 510 514
0.70%, 01/15/2026 155 152
1.20%, 04/06/2023 120 122
1.50%, 03/06/2028 190 185
1.95%, 06/13/2022 375 382
2.05%, 01/09/2025 160 167
2.80%, 03/06/2023 20 21
2.80%, 07/18/2029 385 402
Otis Worldwide Corp
2.06%, 04/05/2025 160 165
2.57%, 02/15/2030 160 161
3.36%, 02/15/2050 160 156
$ 4,029
Media - 0 .95%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 145 135
2.80%, 04/01/2031 405 400
3.50%, 06/01/2041 380 360
3.70%, 04/01/2051 405 379
3.85%, 04/01/2061 145 133
4.46%, 07/23/2022 340 355
4.80%, 03/01/2050 545 585
4.91%, 07/23/2025 900 1,020
5.75%, 04/01/2048 605 736
6.48%, 10/23/2045 435 566
Comcast Corp
1.50%, 02/15/2031 165 153
2.35%, 01/15/2027 60 63
2.45%, 08/15/2052 165 141
2.65%, 02/01/2030 125 128
2.65%, 08/15/2062 165 140
3.10%, 04/01/2025 160 173
3.15%, 03/01/2026 30 33
3.25%, 11/01/2039 245 252
3.38%, 08/15/2025 525 572
3.40%, 07/15/2046 20 21
3.45%, 02/01/2050 485 501
3.55%, 05/01/2028 125 138
3.70%, 04/15/2024 600 655
3.75%, 04/01/2040 860 944
3.90%, 03/01/2038 150 168
4.00%, 08/15/2047 30 34
4.00%, 03/01/2048 400 447
4.00%, 11/01/2049 20 22
4.15%, 10/15/2028 500 572
4.25%, 01/15/2033 120 139
4.60%, 10/15/2038 485 585
4.60%, 08/15/2045 500 604
4.65%, 07/15/2042 1,615 1,952
4.75%, 03/01/2044 45 55
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp   (continued)
5.65%, 06/15/2035 $ 20 $ 26
6.45%, 03/15/2037 85 121
6.95%, 08/15/2037 274 408
7.05%, 03/15/2033 15 21
Discovery Communications LLC
3.63%, 05/15/2030 180 193
3.95%, 06/15/2025 400 438
3.95%, 03/20/2028 500 546
4.00%, 09/15/2055
(h)
601 592
Fox Corp
3.05%, 04/07/2025 40 43
5.48%, 01/25/2039 200 249
5.58%, 01/25/2049 500 637
Grupo Televisa SAB
4.63%, 01/30/2026 500 560
NBCUniversal Media LLC
4.45%, 01/15/2043 15 18
6.40%, 04/30/2040 251 362
Thomson Reuters Corp
5.85%, 04/15/2040 25 32
Time Warner Cable LLC
5.50%, 09/01/2041 340 402
5.88%, 11/15/2040 20 25
6.55%, 05/01/2037 176 231
6.75%, 06/15/2039 77 103
7.30%, 07/01/2038 300 417
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 137
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 108
7.00%, 03/01/2032 51 72
ViacomCBS Inc
3.50%, 01/15/2025 400 429
4.00%, 01/15/2026 515 567
4.20%, 05/19/2032 200 224
4.38%, 03/15/2043 435 469
4.85%, 07/01/2042 200 229
6.88%, 04/30/2036 181 249
7.88%, 07/30/2030 178 248
Walt Disney Co/The
1.75%, 08/30/2024 325 336
1.75%, 01/13/2026 635 649
2.00%, 09/01/2029 245 242
2.20%, 01/13/2028 860 879
2.65%, 01/13/2031 395 403
2.75%, 09/01/2049 325 298
3.35%, 03/24/2025 120 130
3.50%, 05/13/2040 160 169
3.60%, 01/13/2051 160 170
3.70%, 03/23/2027 120 134
4.63%, 03/23/2040 240 292
4.75%, 11/15/2046 230 288
4.95%, 10/15/2045 350 444
6.20%, 12/15/2034 154 213
6.40%, 12/15/2035 98 138
$ 26,102
Metal Fabrication & Hardware - 0 .02%
Precision Castparts Corp
2.50%, 01/15/2023 100 103
3.25%, 06/15/2025 25 27
4.38%, 06/15/2045 250 282
$ 412
Mining - 0 .11%
Barrick Gold Corp
5.25%, 04/01/2042 20 25
Barrick North America Finance LLC
5.75%, 05/01/2043 355 468

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 $ 90 $ 118
BHP Billiton Finance USA Ltd
5.00%, 09/30/2043 270 349
Newmont Corp
2.25%, 10/01/2030 610 594
4.88%, 03/15/2042 20 24
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 106
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 407
Southern Copper Corp
5.88%, 04/23/2045 350 458
6.75%, 04/16/2040 258 355
Teck Resources Ltd
3.90%, 07/15/2030 120 126
$ 3,030
Miscellaneous Manufacturers - 0 .24%
3M Co
1.75%, 02/14/2023 65 67
2.00%, 02/14/2025 130 135
2.38%, 08/26/2029 500 510
3.25%, 08/26/2049 850 863
Eaton Corp
2.75%, 11/02/2022 100 104
4.00%, 11/02/2032 100 113
4.15%, 11/02/2042 50 56
General Electric Co
3.45%, 05/01/2027 475 516
3.63%, 05/01/2030 240 258
4.13%, 10/09/2042 26 28
4.25%, 05/01/2040 75 82
4.35%, 05/01/2050 620 688
6.15%, 08/07/2037 155 204
6.75%, 03/15/2032 896 1,200
Illinois Tool Works Inc
2.65%, 11/15/2026 500 533
3.50%, 03/01/2024 350 378
Parker-Hannifin Corp
3.50%, 09/15/2022 577 602
Trane Technologies Luxembourg Finance SA
4.65%, 11/01/2044 300 353
$ 6,690
Oil & Gas - 1 .12%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 434
2.77%, 11/10/2050 625 545
2.94%, 04/06/2023 135 142
2.94%, 06/04/2051 190 169
3.00%, 02/24/2050 160 147
3.19%, 04/06/2025 275 296
3.22%, 04/14/2024 420 451
3.54%, 04/06/2027 275 301
3.59%, 04/14/2027 30 33
BP Capital Markets PLC
3.28%, 09/19/2027 175 189
3.72%, 11/28/2028 40 44
3.81%, 02/10/2024 400 436
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 31
3.85%, 06/01/2027 655 709
4.95%, 06/01/2047 20 23
6.25%, 03/15/2038 250 317
Chevron Corp
1.14%, 05/11/2023 85 86
1.55%, 05/11/2025 85 87
2.00%, 05/11/2027 160 164
2.24%, 05/11/2030 160 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chevron Corp   (continued)
2.36%, 12/05/2022 $ 325 $ 334
2.95%, 05/16/2026 355 381
2.98%, 05/11/2040 40 40
3.08%, 05/11/2050 160 153
Chevron USA Inc
0.43%, 08/11/2023 250 251
0.69%, 08/12/2025 330 324
1.02%, 08/12/2027 165 159
2.34%, 08/12/2050 165 137
3.25%, 10/15/2029 325 350
5.05%, 11/15/2044 25 32
5.25%, 11/15/2043 350 453
6.00%, 03/01/2041 102 141
Conoco Funding Co
7.25%, 10/15/2031 200 283
ConocoPhillips
4.30%, 08/15/2028
(h)
300 340
4.88%, 10/01/2047
(h)
120 146
6.50%, 02/01/2039 169 241
ConocoPhillips Co
4.30%, 11/15/2044 420 478
6.95%, 04/15/2029 202 269
Devon Energy Corp
5.00%, 06/15/2045 10 11
5.60%, 07/15/2041 425 490
Diamondback Energy Inc
0.90%, 03/24/2023 205 205
2.88%, 12/01/2024 155 163
3.25%, 12/01/2026 155 163
Ecopetrol SA
5.88%, 09/18/2023 400 442
5.88%, 05/28/2045 550 587
EOG Resources Inc
2.63%, 03/15/2023 200 208
4.15%, 01/15/2026 350 393
Equinor ASA
1.75%, 01/22/2026 160 164
2.45%, 01/17/2023 30 31
2.65%, 01/15/2024 400 421
2.88%, 04/06/2025 145 155
3.00%, 04/06/2027 645 691
3.25%, 11/18/2049 220 215
3.63%, 04/06/2040 145 154
5.10%, 08/17/2040 263 331
Exxon Mobil Corp
1.57%, 04/15/2023 230 236
1.90%, 08/16/2022 500 511
2.02%, 08/16/2024 400 416
2.28%, 08/16/2026 500 521
2.44%, 08/16/2029 150 152
2.61%, 10/15/2030 305 311
2.99%, 03/19/2025 305 327
3.00%, 08/16/2039 150 146
3.10%, 08/16/2049 450 427
3.45%, 04/15/2051 805 813
4.23%, 03/19/2040 305 343
Hess Corp
5.60%, 02/15/2041 51 59
7.13%, 03/15/2033 221 282
7.30%, 08/15/2031 25 32
HollyFrontier Corp
5.88%, 04/01/2026 475 538
Marathon Oil Corp
2.80%, 11/01/2022 4 4
3.85%, 06/01/2025 505 541
6.60%, 10/01/2037 223 278

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp
3.63%, 09/15/2024 $ 400 $ 432
5.00%, 09/15/2054 200 212
5.13%, 12/15/2026 300 350
Phillips 66
1.30%, 02/15/2026 90 89
2.15%, 12/15/2030 410 388
3.85%, 04/09/2025 490 537
5.88%, 05/01/2042 128 165
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 187
1.90%, 08/15/2030 165 153
2.15%, 01/15/2031 190 180
Shell International Finance BV
0.38%, 09/15/2023 170 170
2.00%, 11/07/2024 155 162
2.38%, 08/21/2022 130 134
2.38%, 04/06/2025 430 453
2.38%, 11/07/2029 155 156
2.50%, 09/12/2026 330 347
2.75%, 04/06/2030 600 620
3.13%, 11/07/2049 155 149
3.25%, 04/06/2050 600 588
3.63%, 08/21/2042 100 108
4.00%, 05/10/2046 245 273
4.38%, 05/11/2045 490 574
4.55%, 08/12/2043 35 42
5.50%, 03/25/2040 25 33
6.38%, 12/15/2038 43 62
Suncor Energy Inc
2.80%, 05/15/2023 160 167
3.75%, 03/04/2051 190 185
4.00%, 11/15/2047 90 91
5.95%, 05/15/2035 400 500
6.50%, 06/15/2038 428 572
6.80%, 05/15/2038 12 16
6.85%, 06/01/2039 5 7
Total Capital International SA
2.43%, 01/10/2025 85 89
2.83%, 01/10/2030 85 88
2.99%, 06/29/2041 370 355
3.13%, 05/29/2050 510 480
3.39%, 06/29/2060 370 353
3.46%, 07/12/2049 85 85
Valero Energy Corp
1.20%, 03/15/2024 170 171
2.85%, 04/15/2025 170 178
3.65%, 03/15/2025 500 537
6.63%, 06/15/2037 234 304
7.50%, 04/15/2032 15 20
$ 30,798
Oil & Gas Services - 0 .06%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 161
3.14%, 11/07/2029 155 162
3.34%, 12/15/2027 165 177
4.08%, 12/15/2047 170 181
Halliburton Co
3.80%, 11/15/2025 62 68
4.50%, 11/15/2041 51 54
4.85%, 11/15/2035 275 309
7.45%, 09/15/2039 10 14
NOV Inc
3.60%, 12/01/2029 155 156
3.95%, 12/01/2042 200 181
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Schlumberger Investment SA
2.65%, 06/26/2030 $ 165 $ 166
$ 1,629
Packaging & Containers - 0 .04%
Packaging Corp of America
3.00%, 12/15/2029 310 323
4.05%, 12/15/2049 155 172
WestRock RKT LLC
4.00%, 03/01/2023 500 527
WRKCo Inc
3.00%, 06/15/2033 80 81
$ 1,103
Pharmaceuticals - 1 .68%
AbbVie Inc
2.30%, 11/21/2022 310 319
2.60%, 11/21/2024 465 491
2.90%, 11/06/2022 200 207
2.95%, 11/21/2026 310 330
3.20%, 05/14/2026 335 362
3.20%, 11/21/2029 775 824
3.25%, 10/01/2022 180 186
3.75%, 11/14/2023 350 377
3.80%, 03/15/2025 330 361
3.85%, 06/15/2024 445 484
4.05%, 11/21/2039 385 431
4.25%, 11/14/2028 220 251
4.25%, 11/21/2049 620 702
4.30%, 05/14/2036 170 196
4.40%, 11/06/2042 200 232
4.45%, 05/14/2046 280 323
4.50%, 05/14/2035 300 352
4.63%, 10/01/2042 100 117
4.70%, 05/14/2045 330 391
4.75%, 03/15/2045 235 280
4.88%, 11/14/2048 210 253
AmerisourceBergen Corp
3.40%, 05/15/2024 250 268
AstraZeneca PLC
0.70%, 04/08/2026 125 120
1.38%, 08/06/2030 165 151
2.13%, 08/06/2050 85 68
2.38%, 06/12/2022 20 20
3.38%, 11/16/2025 905 985
4.00%, 09/18/2042 125 139
4.38%, 11/16/2045 185 215
4.38%, 08/17/2048 90 105
6.45%, 09/15/2037 164 234
Becton Dickinson and Co
1.96%, 02/11/2031 190 180
2.82%, 05/20/2030 160 164
2.89%, 06/06/2022 42 43
3.36%, 06/06/2024 20 21
3.70%, 06/06/2027 900 993
3.73%, 12/15/2024 194 212
4.67%, 06/06/2047 35 42
4.69%, 12/15/2044 196 234
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 177
1.13%, 11/13/2027 315 305
1.45%, 11/13/2030 180 168
2.55%, 11/13/2050 180 160
2.60%, 05/16/2022 500 513
2.90%, 07/26/2024 389 416
3.25%, 08/15/2022 25 26
3.25%, 02/20/2023 384 403
3.25%, 08/01/2042 300 309
3.40%, 07/26/2029 540 590
3.55%, 08/15/2022 20 21

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co   (continued)
3.90%, 02/20/2028 $ 185 $ 208
4.13%, 06/15/2039 230 268
4.25%, 10/26/2049 430 506
4.35%, 11/15/2047 150 178
4.55%, 02/20/2048 185 226
5.00%, 08/15/2045 23 30
Cardinal Health Inc
2.62%, 06/15/2022 250 256
3.08%, 06/15/2024 50 53
3.20%, 03/15/2023 200 210
3.41%, 06/15/2027 200 216
4.60%, 03/15/2043 100 110
Cigna Corp
0.61%, 03/15/2024 90 90
1.25%, 03/15/2026 370 365
2.40%, 03/15/2030 860 853
3.20%, 03/15/2040 160 160
3.40%, 03/15/2051 185 182
3.75%, 07/15/2023 272 291
4.13%, 11/15/2025 270 301
4.38%, 10/15/2028 750 858
4.80%, 08/15/2038 400 478
4.80%, 07/15/2046 25 30
4.90%, 12/15/2048 360 441
6.13%, 11/15/2041 16 22
CVS Health Corp
1.30%, 08/21/2027 165 159
1.75%, 08/21/2030 165 154
1.88%, 02/28/2031 185 174
2.63%, 08/15/2024 420 443
2.70%, 08/21/2040 750 691
3.00%, 08/15/2026 375 401
3.25%, 08/15/2029 170 180
3.50%, 07/20/2022 1,000 1,035
3.70%, 03/09/2023 205 218
4.30%, 03/25/2028 564 640
4.78%, 03/25/2038 485 572
5.05%, 03/25/2048 980 1,203
5.13%, 07/20/2045 370 453
5.30%, 12/05/2043 25 31
Eli Lilly and Co
2.25%, 05/15/2050 390 330
2.50%, 09/15/2060 160 135
3.95%, 03/15/2049 400 452
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 660
3.88%, 05/15/2028 545 617
5.38%, 04/15/2034 500 661
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 165 165
2.85%, 05/08/2022 143 147
Johnson & Johnson
0.55%, 09/01/2025 370 367
0.95%, 09/01/2027 370 360
1.30%, 09/01/2030 740 696
2.10%, 09/01/2040 370 334
2.25%, 09/01/2050 370 329
2.45%, 03/01/2026 30 32
2.45%, 09/01/2060 370 328
3.50%, 01/15/2048 90 99
3.63%, 03/03/2037 20 23
3.70%, 03/01/2046 225 251
3.75%, 03/03/2047 30 34
4.95%, 05/15/2033 201 257
McKesson Corp
0.90%, 12/03/2025 185 181
4.88%, 03/15/2044 150 177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Mead Johnson Nutrition Co
4.60%, 06/01/2044 $ 250 $ 305
Merck & Co Inc
0.75%, 02/24/2026 80 79
1.45%, 06/24/2030 365 348
2.35%, 06/24/2040 285 264
2.75%, 02/10/2025 385 410
2.80%, 05/18/2023 230 242
3.60%, 09/15/2042 100 108
3.70%, 02/10/2045 10 11
3.90%, 03/07/2039 115 131
4.00%, 03/07/2049 170 196
4.15%, 05/18/2043 200 235
Novartis Capital Corp
1.75%, 02/14/2025 325 335
2.00%, 02/14/2027 325 335
2.20%, 08/14/2030 160 161
2.75%, 08/14/2050 160 152
3.00%, 11/20/2025 500 540
4.40%, 05/06/2044 350 426
Pfizer Inc
0.80%, 05/28/2025 445 442
1.70%, 05/28/2030 195 188
2.55%, 05/28/2040 450 429
2.63%, 04/01/2030 160 166
2.70%, 05/28/2050 190 178
3.00%, 06/15/2023 530 559
3.45%, 03/15/2029 210 230
4.00%, 03/15/2049 140 162
4.40%, 05/15/2044 30 36
5.60%, 09/15/2040 380 517
7.20%, 03/15/2039 176 276
Sanofi
3.38%, 06/19/2023 400 426
3.63%, 06/19/2028 400 446
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 566
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 390
3.18%, 07/09/2050 405 387
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 655
5.25%, 06/15/2046 170 200
Viatris Inc
1.13%, 06/22/2022
(h)
80 80
2.30%, 06/22/2027
(h)
120 121
2.70%, 06/22/2030
(h)
160 158
3.85%, 06/22/2040
(h)
120 123
4.00%, 06/22/2050
(h)
160 163
Wyeth LLC
5.95%, 04/01/2037 91 127
6.50%, 02/01/2034 144 206
Zoetis Inc
2.00%, 05/15/2030 350 337
3.00%, 05/15/2050 175 167
3.25%, 02/01/2023 100 104
3.95%, 09/12/2047 5 6
$ 46,195
Pipelines - 0 .86%
Boardwalk Pipelines LP
3.38%, 02/01/2023 200 207
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 327
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 309
Enable Midstream Partners LP
5.00%, 05/15/2044 500 492

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Energy Partners LP
7.38%, 10/15/2045 $ 100 $ 141
Enbridge Inc
2.50%, 01/15/2025
(a)
155 162
3.13%, 11/15/2029 155 161
5.50%, 12/01/2046 30 37
Energy Transfer Operating LP
2.90%, 05/15/2025 315 328
3.60%, 02/01/2023 15 16
3.75%, 05/15/2030 160 165
4.75%, 01/15/2026 50 56
5.15%, 03/15/2045 400 413
5.25%, 04/15/2029 400 455
5.30%, 04/15/2047 15 16
5.95%, 10/01/2043 350 389
6.13%, 12/15/2045 525 604
6.25%, 04/15/2049 500 587
6.50%, 02/01/2042 402 479
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 124
3.35%, 03/15/2023 300 314
3.70%, 02/15/2026 525 576
3.70%, 01/31/2051 250 246
3.75%, 02/15/2025 500 548
3.90%, 02/15/2024 250 271
4.25%, 02/15/2048 155 165
4.85%, 08/15/2042 300 344
4.85%, 03/15/2044 430 495
4.90%, 05/15/2046 400 464
6.13%, 10/15/2039 123 161
6.45%, 09/01/2040 177 237
6.88%, 03/01/2033 15 20
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 200 213
4.70%, 11/01/2042 200 215
5.00%, 03/01/2043 100 113
5.40%, 09/01/2044 400 469
6.38%, 03/01/2041 128 162
6.50%, 09/01/2039 112 145
6.95%, 01/15/2038 112 150
7.40%, 03/15/2031 177 237
Kinder Morgan Inc
2.00%, 02/15/2031 310 289
3.15%, 01/15/2023 500 522
3.25%, 08/01/2050 310 271
3.60%, 02/15/2051 155 144
4.30%, 06/01/2025 55 61
5.05%, 02/15/2046 15 17
5.55%, 06/01/2045 50 60
MPLX LP
1.75%, 03/01/2026 165 165
4.13%, 03/01/2027 425 472
4.25%, 12/01/2027 400 450
4.50%, 07/15/2023 30 32
4.50%, 04/15/2038 220 240
4.70%, 04/15/2048 185 200
4.88%, 12/01/2024 30 34
4.90%, 04/15/2058 60 64
5.20%, 03/01/2047 330 377
5.20%, 12/01/2047 200 226
5.50%, 02/15/2049 170 200
ONEOK Inc
2.20%, 09/15/2025 160 163
2.75%, 09/01/2024 175 184
3.40%, 09/01/2029 100 103
4.45%, 09/01/2049 500 499
ONEOK Partners LP
5.00%, 09/15/2023 250 271
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 $ 200 $ 205
3.65%, 06/01/2022 128 131
4.30%, 01/31/2043 200 184
4.50%, 12/15/2026 300 329
4.65%, 10/15/2025 15 16
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 410
5.63%, 03/01/2025 390 446
5.75%, 05/15/2024 300 338
5.88%, 06/30/2026 345 404
Spectra Energy Partners LP
5.95%, 09/25/2043 200 248
Sunoco Logistics Partners Operations LP
3.45%, 01/15/2023 200 208
4.95%, 01/15/2043 200 204
5.35%, 05/15/2045 15 16
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 135
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 337
4.75%, 05/15/2038 300 345
4.88%, 05/15/2048 420 497
5.60%, 03/31/2034 300 366
6.10%, 06/01/2040 25 32
7.25%, 08/15/2038 51 73
Williams Cos Inc/The
2.60%, 03/15/2031 1,090 1,065
3.35%, 08/15/2022 15 15
3.75%, 06/15/2027 400 436
3.90%, 01/15/2025 350 379
5.10%, 09/15/2045 180 206
6.30%, 04/15/2040 343 441
$ 23,523
Private Equity - 0 .01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 328
Regional Authority - 0 .36%
Province of Alberta Canada
1.00%, 05/20/2025 555 558
3.30%, 03/15/2028 850 935
Province of British Columbia Canada
1.30%, 01/29/2031 185 174
2.00%, 10/23/2022 1,200 1,233
6.50%, 01/15/2026 18 22
Province of Manitoba Canada
3.05%, 05/14/2024 500 538
Province of Ontario Canada
0.63%, 01/21/2026 95 93
1.13%, 10/07/2030 325 300
1.75%, 01/24/2023 2,015 2,068
2.00%, 10/02/2029 400 403
3.20%, 05/16/2024 250 270
3.40%, 10/17/2023 305 328
Province of Quebec Canada
0.60%, 07/23/2025 1,145 1,128
1.35%, 05/28/2030 310 295
1.50%, 02/11/2025 295 304
2.63%, 02/13/2023
(a)
1,000 1,043
7.50%, 09/15/2029 64 91
$ 9,783
REITs - 0 .89%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 227
2.75%, 12/15/2029 80 82
3.00%, 05/18/2051 190 173
3.38%, 08/15/2031 115 121

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Alexandria Real Estate Equities Inc   (continued)
4.00%, 02/01/2050 $ 85 $ 91
4.90%, 12/15/2030 80 95
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 155 155
3.63%, 11/15/2027 300 328
American Tower Corp
0.60%, 01/15/2024 360 359
1.30%, 09/15/2025 80 80
1.60%, 04/15/2026 190 190
1.88%, 10/15/2030 165 154
2.90%, 01/15/2030 160 163
2.95%, 01/15/2051 180 159
3.38%, 10/15/2026 500 541
3.50%, 01/31/2023 530 558
3.70%, 10/15/2049 165 167
AvalonBay Communities Inc
2.30%, 03/01/2030 160 158
4.20%, 12/15/2023 400 435
Boston Properties LP
2.55%, 04/01/2032 155 149
2.75%, 10/01/2026 550 580
2.90%, 03/15/2030 415 419
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 325
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 21
Corporate Office Properties LP
2.75%, 04/15/2031 195 189
Crown Castle International Corp
1.05%, 07/15/2026 380 368
1.35%, 07/15/2025 370 369
2.90%, 04/01/2041 190 175
3.10%, 11/15/2029 150 155
3.20%, 09/01/2024 400 430
3.25%, 01/15/2051 370 341
3.30%, 07/01/2030 155 162
4.00%, 11/15/2049 110 114
CubeSmart LP
2.00%, 02/15/2031 125 117
Digital Realty Trust LP
4.45%, 07/15/2028 250 283
Duke Realty LP
1.75%, 07/01/2030 160 149
2.88%, 11/15/2029 75 77
4.00%, 09/15/2028 400 444
Equinix Inc
1.00%, 09/15/2025
(a)
165 162
1.25%, 07/15/2025 160 159
1.80%, 07/15/2027 160 157
2.63%, 11/18/2024 155 163
3.20%, 11/18/2029 260 270
ERP Operating LP
2.50%, 02/15/2030 125 125
Essex Portfolio LP
1.70%, 03/01/2028 190 183
3.00%, 01/15/2030 170 174
4.00%, 03/01/2029 300 332
4.50%, 03/15/2048 300 341
Federal Realty Investment Trust
1.25%, 02/15/2026 170 168
4.50%, 12/01/2044 250 277
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 177
5.38%, 04/15/2026 300 337
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 $ 170 $ 158
Healthpeak Properties Inc
3.00%, 01/15/2030 150 155
3.40%, 02/01/2025 300 322
6.75%, 02/01/2041 300 410
Kilroy Realty LP
2.50%, 11/15/2032 165 155
Kimco Realty Corp
2.70%, 10/01/2030 165 164
3.70%, 10/01/2049 330 331
Life Storage LP
2.20%, 10/15/2030 85 80
Mid-America Apartments LP
1.70%, 02/15/2031 125 115
4.00%, 11/15/2025 500 555
National Retail Properties Inc
4.80%, 10/15/2048 200 233
Office Properties Income Trust
4.00%, 07/15/2022 400 410
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 324
4.95%, 04/01/2024 750 817
Prologis LP
1.25%, 10/15/2030 165 150
2.13%, 04/15/2027 145 148
2.25%, 04/15/2030 140 138
3.00%, 04/15/2050 110 105
3.88%, 09/15/2028 250 278
Public Storage
0.88%, 02/15/2026 145 142
Realty Income Corp
0.75%, 03/15/2026 430 414
3.25%, 01/15/2031 165 174
4.65%, 08/01/2023 250 271
Simon Property Group LP
1.75%, 02/01/2028 190 184
2.00%, 09/13/2024 915 947
2.45%, 09/13/2029 140 139
3.25%, 11/30/2026 500 538
3.25%, 09/13/2049 140 131
3.50%, 09/01/2025 165 179
4.25%, 11/30/2046 130 140
6.75%, 02/01/2040 25 35
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 309
Spirit Realty LP
2.10%, 03/15/2028 190 185
UDR Inc
2.10%, 08/01/2032 565 525
3.20%, 01/15/2030 165 174
Ventas Realty LP
3.00%, 01/15/2030 200 204
3.50%, 04/15/2024 300 323
5.70%, 09/30/2043 300 371
VEREIT Operating Partnership LP
2.20%, 06/15/2028 180 177
3.10%, 12/15/2029 375 383
Welltower Inc
3.63%, 03/15/2024 600 647
4.13%, 03/15/2029 300 332
Weyerhaeuser Co
7.38%, 03/15/2032 300 421
WP Carey Inc
2.40%, 02/01/2031 85 81
$ 24,602

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0 .78%
AutoZone Inc
1.65%, 01/15/2031 $ 165 $ 151
3.75%, 06/01/2027 250 276
Costco Wholesale Corp
1.38%, 06/20/2027 155 155
1.60%, 04/20/2030 155 148
1.75%, 04/20/2032 155 147
2.30%, 05/18/2022 310 317
2.75%, 05/18/2024 50 53
3.00%, 05/18/2027 150 163
Dollar General Corp
4.15%, 11/01/2025 500 559
Dollar Tree Inc
4.20%, 05/15/2028 185 207
Home Depot Inc/The
0.90%, 03/15/2028
(a)
190 181
2.13%, 09/15/2026 250 261
2.38%, 03/15/2051 190 163
2.63%, 06/01/2022 30 31
2.70%, 04/01/2023 30 31
2.95%, 06/15/2029 435 461
3.50%, 09/15/2056 305 315
3.75%, 02/15/2024 380 413
3.90%, 06/15/2047 30 34
4.20%, 04/01/2043 520 604
4.25%, 04/01/2046 590 694
4.40%, 03/15/2045 20 24
5.95%, 04/01/2041 351 487
Kohl's Corp
5.55%, 07/17/2045 250 283
Lowe's Cos Inc
1.30%, 04/15/2028 165 157
1.70%, 10/15/2030 165 155
3.00%, 10/15/2050 50 47
3.10%, 05/03/2027 530 570
3.65%, 04/05/2029 465 509
3.70%, 04/15/2046 40 42
4.00%, 04/15/2025 160 177
4.05%, 05/03/2047 30 33
4.38%, 09/15/2045 500 564
5.00%, 04/15/2040 160 196
McDonald's Corp
1.45%, 09/01/2025 160 162
2.13%, 03/01/2030 160 156
2.63%, 09/01/2029 415 426
3.38%, 05/26/2025 500 543
3.50%, 07/01/2027 325 357
3.63%, 09/01/2049 115 120
3.70%, 02/15/2042 128 134
4.70%, 12/09/2035 25 30
4.88%, 07/15/2040 9 11
4.88%, 12/09/2045 250 303
6.30%, 10/15/2037 262 362
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 79
3.85%, 06/15/2023 300 319
4.35%, 06/01/2028 300 340
Starbucks Corp
2.00%, 03/12/2027 160 164
3.55%, 08/15/2029 500 547
3.85%, 10/01/2023 530 570
4.45%, 08/15/2049 300 348
Target Corp
2.35%, 02/15/2030 320 324
2.50%, 04/15/2026 500 530
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
TJX Cos Inc/The
1.15%, 05/15/2028 $ 130 $ 123
1.60%, 05/15/2031 130 121
2.50%, 05/15/2023 500 519
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 420 452
3.80%, 11/18/2024 300 327
4.80%, 11/18/2044 355 393
Walmart Inc
2.35%, 12/15/2022 500 517
2.85%, 07/08/2024 575 617
2.95%, 09/24/2049 245 241
3.05%, 07/08/2026 500 543
3.25%, 07/08/2029 490 536
3.40%, 06/26/2023 530 565
3.70%, 06/26/2028 390 439
3.95%, 06/28/2038 185 214
5.63%, 04/01/2040 38 52
5.63%, 04/15/2041 280 388
7.55%, 02/15/2030 628 902
$ 21,382
Semiconductors - 0 .47%
Applied Materials Inc
1.75%, 06/01/2030 160 154
3.30%, 04/01/2027 35 38
3.90%, 10/01/2025 500 557
4.35%, 04/01/2047 40 47
5.10%, 10/01/2035 250 319
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 910 988
Broadcom Inc
1.95%, 02/15/2028
(a),(h)
150 147
2.60%, 02/15/2033
(h)
405 377
3.15%, 11/15/2025 140 149
3.42%, 04/15/2033
(h)
460 461
3.50%, 02/15/2041
(h)
200 192
3.63%, 10/15/2024 350 381
3.75%, 02/15/2051
(h)
50 48
4.15%, 11/15/2030 285 308
4.25%, 04/15/2026 500 555
4.30%, 11/15/2032 185 201
4.75%, 04/15/2029 730 821
Intel Corp
2.45%, 11/15/2029 310 317
2.60%, 05/19/2026 530 562
2.70%, 12/15/2022 25 26
3.15%, 05/11/2027 540 588
3.25%, 11/15/2049 315 317
3.40%, 03/25/2025 160 174
3.73%, 12/08/2047 240 259
3.75%, 03/25/2027 160 179
4.00%, 12/15/2032 200 230
4.25%, 12/15/2042 200 230
4.60%, 03/25/2040 160 193
4.80%, 10/01/2041 77 96
4.90%, 07/29/2045 25 31
KLA Corp
4.65%, 11/01/2024 500 559
Lam Research Corp
1.90%, 06/15/2030 155 150
2.88%, 06/15/2050 235 224
Marvell Technology Group Ltd
4.88%, 06/22/2028 300 344
Micron Technology Inc
2.50%, 04/24/2023 90 93
4.19%, 02/15/2027 115 128
4.66%, 02/15/2030 115 131

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(h)
$ 80 $ 85
QUALCOMM Inc
1.30%, 05/20/2028 411 393
1.65%, 05/20/2032 340 314
3.25%, 05/20/2027 320 349
4.65%, 05/20/2035 115 140
4.80%, 05/20/2045 425 534
Texas Instruments Inc
1.38%, 03/12/2025 160 163
1.75%, 05/04/2030 245 236
4.15%, 05/15/2048 205 244
$ 13,032
Software - 0 .71%
Activision Blizzard Inc
1.35%, 09/15/2030 85 77
2.50%, 09/15/2050 790 663
Adobe Inc
1.90%, 02/01/2025 315 326
2.30%, 02/01/2030 160 162
Electronic Arts Inc
1.85%, 02/15/2031 190 179
Fidelity National Information Services Inc
0.38%, 03/01/2023 275 274
0.60%, 03/01/2024 90 89
1.65%, 03/01/2028 180 176
3.10%, 03/01/2041 90 88
Fiserv Inc
3.50%, 10/01/2022 600 623
3.50%, 07/01/2029 310 334
3.80%, 10/01/2023 400 430
3.85%, 06/01/2025 300 329
Intuit Inc
1.35%, 07/15/2027 165 162
Microsoft Corp
2.40%, 08/08/2026 55 58
2.53%, 06/01/2050 792 721
2.68%, 06/01/2060 1,209 1,110
2.92%, 03/17/2052 1,885 1,857
3.13%, 11/03/2025 700 763
3.30%, 02/06/2027 200 221
3.45%, 08/08/2036 358 397
3.63%, 12/15/2023 30 32
Oracle Corp
2.30%, 03/25/2028 385 390
2.40%, 09/15/2023 30 31
2.50%, 05/15/2022 30 31
2.50%, 10/15/2022 1,070 1,104
2.50%, 04/01/2025 150 158
2.63%, 02/15/2023 390 404
2.65%, 07/15/2026 700 735
2.80%, 04/01/2027 850 895
2.88%, 03/25/2031 385 392
2.95%, 04/01/2030 150 155
3.60%, 04/01/2040 150 151
3.60%, 04/01/2050 150 145
3.65%, 03/25/2041 385 390
3.80%, 11/15/2037 250 260
3.90%, 05/15/2035 600 648
3.95%, 03/25/2051 385 397
4.00%, 07/15/2046 780 803
4.10%, 03/25/2061 190 197
4.30%, 07/08/2034 1,015 1,142
4.38%, 05/15/2055 610 666
Roper Technologies Inc
1.00%, 09/15/2025 85 83
1.40%, 09/15/2027 165 159
2.35%, 09/15/2024 110 115
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Roper Technologies Inc   (continued)
2.95%, 09/15/2029 $ 95 $ 99
3.13%, 11/15/2022 750 777
ServiceNow Inc
1.40%, 09/01/2030 165 149
$ 19,547
Sovereign - 1 .70%
Canada Government International Bond
1.63%, 01/22/2025 1,165 1,207
Chile Government International Bond
2.45%, 01/31/2031 535 537
2.55%, 01/27/2032 475 479
3.13%, 03/27/2025 250 269
3.50%, 04/15/2053
(g)
200 202
3.86%, 06/21/2047 300 322
Colombia Government International Bond
2.63%, 03/15/2023 500 514
3.00%, 01/30/2030 315 309
3.13%, 04/15/2031 325 318
3.88%, 02/15/2061 200 179
4.50%, 01/28/2026 700 768
5.20%, 05/15/2049 700 769
5.63%, 02/26/2044 500 567
6.13%, 01/18/2041 200 237
8.13%, 05/21/2024 201 240
10.38%, 01/28/2033 100 151
Export Development Canada
1.38%, 02/24/2023 250 255
2.00%, 05/17/2022 1,150 1,173
Export-Import Bank of Korea
0.38%, 02/09/2024 200 199
1.38%, 02/09/2031 200 187
3.00%, 11/01/2022 500 520
3.25%, 11/10/2025 500 545
3.25%, 08/12/2026 500 549
5.00%, 04/11/2022 200 209
Hungary Government International Bond
5.38%, 03/25/2024 500 566
7.63%, 03/29/2041 250 404
Indonesia Government International Bond
2.85%, 02/14/2030 800 814
3.05%, 03/12/2051
(a)
400 396
3.50%, 01/11/2028 200 214
3.70%, 10/30/2049 200 203
4.20%, 10/15/2050 500 547
4.75%, 02/11/2029 200 230
Israel Government AID Bond
5.50%, 09/18/2023 25 28
5.50%, 04/26/2024 125 144
5.50%, 09/18/2033 12 16
Israel Government International Bond
3.88%, 07/03/2050 200 220
4.00%, 06/30/2022 500 523
Japan Bank for International Cooperation
0.38%, 09/15/2023 510 509
0.63%, 05/22/2023 200 201
1.25%, 01/21/2031 400 374
1.63%, 10/17/2022 900 918
2.00%, 10/17/2029 200 202
2.38%, 04/20/2026 300 317
2.50%, 06/01/2022 500 513
3.00%, 05/29/2024 1,000 1,076
3.38%, 07/31/2023 1,000 1,068
Korea International Bond
1.00%, 09/16/2030 200 184
3.88%, 09/11/2023 250 270
3.88%, 09/20/2048 500 592

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
2.66%, 05/24/2031 $ 400 $ 377
3.25%, 04/16/2030
(a)
200 202
3.60%, 01/30/2025 210 229
3.75%, 01/11/2028 750 802
3.75%, 04/19/2071 400 347
3.77%, 05/24/2061 200 177
3.90%, 04/27/2025 600 659
4.50%, 04/22/2029 1,000 1,109
4.50%, 01/31/2050 800 811
4.60%, 02/10/2048 700 717
4.75%, 03/08/2044 506 533
5.55%, 01/21/2045 300 346
6.05%, 01/11/2040 464 557
Panama Government International Bond
2.25%, 09/29/2032 200 190
3.75%, 03/16/2025 800 872
3.87%, 07/23/2060 340 336
3.88%, 03/17/2028 500 546
4.30%, 04/29/2053 400 429
4.50%, 05/15/2047 200 221
4.50%, 04/16/2050 400 441
6.70%, 01/26/2036 224 301
Peruvian Government International Bond
1.86%, 12/01/2032 1,180 1,074
2.78%, 01/23/2031 145 145
2.78%, 12/01/2060 180 148
3.30%, 03/11/2041 340 331
5.63%, 11/18/2050 528 698
6.55%, 03/14/2037 126 170
7.35%, 07/21/2025 180 223
8.75%, 11/21/2033 192 299
Philippine Government International Bond
2.46%, 05/05/2030 500 505
2.65%, 12/10/2045 400 359
2.95%, 05/05/2045 200 187
3.00%, 02/01/2028 300 318
3.70%, 03/01/2041 200 209
3.70%, 02/02/2042 230 240
5.00%, 01/13/2037 300 368
6.38%, 10/23/2034 210 288
9.50%, 02/02/2030 400 621
10.63%, 03/16/2025 400 547
Republic of Italy Government International Bond
1.25%, 02/17/2026 400 392
2.38%, 10/17/2024 200 209
2.88%, 10/17/2029 700 709
5.38%, 06/15/2033 420 511
6.88%, 09/27/2023 512 588
Republic of Poland Government International
Bond
4.00%, 01/22/2024 575 630
State of Israel
2.50%, 01/15/2030 200 206
3.38%, 01/15/2050 800 808
Svensk Exportkredit AB
0.38%, 03/11/2024 200 199
0.50%, 08/26/2025 335 328
2.88%, 03/14/2023 200 210
Tennessee Valley Authority
2.88%, 02/01/2027 250 274
3.50%, 12/15/2042 400 449
4.25%, 09/15/2065 200 258
4.63%, 09/15/2060 300 406
5.25%, 09/15/2039 251 344
5.38%, 04/01/2056 154 232
6.75%, 11/01/2025 102 129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Uruguay Government International Bond
4.13%, 11/20/2045 $ 100 $ 111
4.38%, 10/27/2027 390 443
4.98%, 04/20/2055 210 257
5.10%, 06/18/2050 725 898
$ 46,757
Supranational Bank - 1 .51%
African Development Bank
0.88%, 03/23/2026 345 342
2.13%, 11/16/2022 1,500 1,546
Asian Development Bank
0.25%, 07/14/2023 330 330
0.25%, 10/06/2023 490 489
0.38%, 09/03/2025 325 318
0.50%, 02/04/2026 400 391
1.50%, 03/04/2031 385 371
1.75%, 09/13/2022 1,100 1,125
1.75%, 09/19/2029 650 652
2.13%, 03/19/2025 300 317
2.63%, 01/30/2024 1,800 1,912
2.75%, 03/17/2023 400 420
2.75%, 01/19/2028 500 541
5.82%, 06/16/2028 15 19
6.38%, 10/01/2028 51 66
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 340 340
2.25%, 05/16/2024 900 948
Corp Andina de Fomento
4.38%, 06/15/2022 22 23
Council Of Europe Development Bank
1.38%, 02/27/2025 320 329
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 330 329
0.50%, 11/25/2025 385 377
0.50%, 01/28/2026 380 371
1.63%, 09/27/2024 650 673
European Investment Bank
0.38%, 12/15/2025 340 331
0.38%, 03/26/2026 480 465
0.63%, 10/21/2027 585 557
1.25%, 02/14/2031 355 335
1.63%, 03/14/2025 315 327
1.88%, 02/10/2025 600 628
2.25%, 08/15/2022 750 771
2.25%, 06/24/2024 500 528
2.38%, 05/24/2027 300 320
2.50%, 03/15/2023 600 626
2.63%, 05/20/2022 900 925
2.63%, 03/15/2024 1,000 1,064
3.25%, 01/29/2024 2,350 2,537
FMS Wertmanagement
2.75%, 01/30/2024 500 532
Inter-American Development Bank
0.25%, 11/15/2023 325 324
0.63%, 09/16/2027 340 323
1.13%, 01/13/2031 385 360
1.75%, 04/14/2022 1,000 1,016
1.75%, 03/14/2025 585 609
2.38%, 07/07/2027 500 529
2.50%, 01/18/2023 1,900 1,978
3.00%, 10/04/2023 700 746
3.00%, 02/21/2024 250 269
3.13%, 09/18/2028 500 554
4.38%, 01/24/2044 50 65

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development
0.25%, 11/24/2023 $ 180 $ 180
0.50%, 10/28/2025 1,630 1,600
0.75%, 11/24/2027 365 349
0.75%, 08/26/2030 735 667
1.25%, 02/10/2031 385 364
1.63%, 01/15/2025 475 492
1.75%, 10/23/2029 1,030 1,032
2.50%, 03/19/2024 800 849
2.50%, 11/25/2024 500 535
2.50%, 07/29/2025 1,700 1,817
2.50%, 11/22/2027 500 534
7.63%, 01/19/2023 1,512 1,712
International Finance Corp
0.38%, 07/16/2025 1,080 1,058
Nordic Investment Bank
0.38%, 09/11/2025 255 249
0.50%, 01/21/2026 400 391
1.38%, 10/17/2022 200 204
2.25%, 05/21/2024 500 528
$ 41,509
Telecommunications - 1 .40%
America Movil SAB de CV
3.13%, 07/16/2022 600 620
4.38%, 04/22/2049 250 288
6.13%, 03/30/2040 102 138
6.38%, 03/01/2035 200 276
AT&T Inc
0.90%, 03/25/2024 385 386
1.65%, 02/01/2028 330 320
1.70%, 03/25/2026 135 135
2.25%, 02/01/2032 240 228
2.30%, 06/01/2027 465 475
2.63%, 12/01/2022 630 650
2.75%, 06/01/2031 310 309
2.95%, 07/15/2026 20 22
3.00%, 06/30/2022 200 206
3.10%, 02/01/2043 240 224
3.30%, 02/01/2052 480 432
3.50%, 06/01/2041 310 306
3.50%, 09/15/2053
(h)
904 835
3.50%, 02/01/2061 480 436
3.55%, 09/15/2055
(h)
1,898 1,737
3.65%, 06/01/2051 755 730
3.65%, 09/15/2059
(h)
1,057 966
3.80%, 02/15/2027 40 44
4.05%, 12/15/2023 500 546
4.10%, 02/15/2028 81 91
4.13%, 02/17/2026 30 34
4.25%, 03/01/2027 530 596
4.30%, 12/15/2042 221 241
4.35%, 03/01/2029 500 566
4.35%, 06/15/2045 260 284
4.50%, 03/09/2048 490 537
4.65%, 06/01/2044 500 563
Bell Canada
3.65%, 03/17/2051 190 192
British Telecommunications PLC
9.62%, 12/15/2030 577 889
Cisco Systems Inc/Delaware
2.20%, 09/20/2023 30 31
2.50%, 09/20/2026 580 620
5.50%, 01/15/2040 600 812
Corning Inc
4.38%, 11/15/2057 300 328
4.75%, 03/15/2042 102 119
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 $ 641 $ 951
Juniper Networks Inc
2.00%, 12/10/2030 185 170
Motorola Solutions Inc
4.00%, 09/01/2024 454 497
Orange SA
5.38%, 01/13/2042 102 132
Rogers Communications Inc
3.00%, 03/15/2023 400 416
3.70%, 11/15/2049 225 223
5.00%, 03/15/2044 500 596
Telefonica Emisiones SA
5.21%, 03/08/2047 530 620
7.05%, 06/20/2036 795 1,102
TELUS Corp
4.60%, 11/16/2048 300 346
T-Mobile USA Inc
1.50%, 02/15/2026
(h)
320 317
2.05%, 02/15/2028
(h)
320 314
2.25%, 11/15/2031
(h)
350 332
2.55%, 02/15/2031
(h)
490 480
3.00%, 02/15/2041
(h)
170 158
3.30%, 02/15/2051
(h)
310 290
3.50%, 04/15/2025
(h)
150 162
3.75%, 04/15/2027
(h)
295 323
3.88%, 04/15/2030
(h)
295 320
4.38%, 04/15/2040
(h)
150 167
4.50%, 04/15/2050
(h)
295 331
Verizon Communications Inc
0.75%, 03/22/2024 485 486
0.85%, 11/20/2025 180 176
1.45%, 03/20/2026 385 385
1.50%, 09/18/2030 1,000 918
1.68%, 10/30/2030
(h)
1,473 1,367
1.75%, 01/20/2031 360 335
2.10%, 03/22/2028 580 582
2.55%, 03/21/2031 385 385
2.63%, 08/15/2026 25 26
2.65%, 11/20/2040 135 123
2.88%, 11/20/2050 360 320
2.99%, 10/30/2056
(h)
562 496
3.00%, 11/20/2060 180 156
3.38%, 02/15/2025 40 43
3.40%, 03/22/2041 385 391
3.55%, 03/22/2051 385 384
3.70%, 03/22/2061 190 188
3.85%, 11/01/2042 275 295
3.88%, 02/08/2029 400 445
4.13%, 03/16/2027 500 567
4.33%, 09/21/2028 500 572
4.40%, 11/01/2034 750 857
4.50%, 08/10/2033 360 418
4.81%, 03/15/2039 1,225 1,466
5.01%, 04/15/2049 53 65
Vodafone Group PLC
4.25%, 09/17/2050 165 182
4.38%, 05/30/2028 560 643
5.00%, 05/30/2038 250 301
5.25%, 05/30/2048 400 499
6.15%, 02/27/2037 201 268
6.25%, 11/30/2032 500 661
$ 38,459
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 32

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .54%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 $ 1,000 $ 967
3.30%, 09/15/2051
(g)
200 201
3.55%, 02/15/2050 115 120
4.38%, 09/01/2042 545 635
4.45%, 03/15/2043 20 24
4.55%, 09/01/2044 15 18
5.15%, 09/01/2043 350 450
Canadian National Railway Co
2.45%, 05/01/2050 65 57
3.20%, 08/02/2046 400 401
3.65%, 02/03/2048 75 82
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 334
4.80%, 09/15/2035 500 600
CSX Corp
2.40%, 02/15/2030 65 65
2.60%, 11/01/2026 300 317
3.25%, 06/01/2027 40 44
3.35%, 11/01/2025 500 544
3.35%, 09/15/2049 70 69
3.80%, 03/01/2028 100 111
3.80%, 11/01/2046 30 32
4.25%, 11/01/2066 400 454
4.30%, 03/01/2048 105 120
4.75%, 05/30/2042 277 334
FedEx Corp
3.10%, 08/05/2029 550 577
3.88%, 08/01/2042 100 106
4.40%, 01/15/2047 405 459
4.55%, 04/01/2046 400 453
4.75%, 11/15/2045 525 615
Kansas City Southern
4.70%, 05/01/2048 300 353
Norfolk Southern Corp
2.55%, 11/01/2029 155 158
3.85%, 01/15/2024 200 216
3.94%, 11/01/2047 398 431
4.15%, 02/28/2048 450 501
4.84%, 10/01/2041 100 122
Ryder System Inc
2.50%, 09/01/2024 80 84
2.90%, 12/01/2026 150 159
Union Pacific Corp
2.15%, 02/05/2027 230 236
3.15%, 03/01/2024 400 428
3.55%, 08/15/2039 80 85
3.80%, 10/01/2051 577 619
3.84%, 03/20/2060 575 611
3.95%, 09/10/2028 210 235
4.15%, 01/15/2045 350 384
4.16%, 07/15/2022 256 266
United Parcel Service Inc
2.45%, 10/01/2022 10 10
2.50%, 09/01/2029 125 127
3.40%, 09/01/2049 770 805
3.90%, 04/01/2025 665 736
4.88%, 11/15/2040 25 31
5.20%, 04/01/2040 125 161
6.20%, 01/15/2038 23 32
$ 14,979
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 350
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .03%
American Water Capital Corp
3.75%, 09/01/2047 $ 180 $ 192
4.15%, 06/01/2049 650 748
6.59%, 10/15/2037 5 7
$ 947
TOTAL BONDS $ 887,615
MUNICIPAL BONDS - 0 .61%
Principal
Amount (000's) Value (000's)
California - 0 .19%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 463
6.92%, 04/01/2040 120 173
California State University
2.98%, 11/01/2051 160 157
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 82
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 233
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 106
5.76%, 07/01/2029 50 62
6.76%, 07/01/2034 530 749
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 377
San Diego County Water Authority
6.14%, 05/01/2049 260 377
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 31
State of California
3.50%, 04/01/2028 165 184
7.30%, 10/01/2039 375 572
7.35%, 11/01/2039 500 768
7.60%, 11/01/2040 180 299
7.63%, 03/01/2040 280 449
University of California
5.77%, 05/15/2043 200 270
$ 5,352
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 584
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 149 213
7.06%, 04/01/2057 197 274
$ 487
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 200 280
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 93
County of Cook IL
6.23%, 11/15/2034 102 136
State of Illinois
4.95%, 06/01/2023 21 22
5.10%, 06/01/2033 1,000 1,126
7.35%, 07/01/2035 70 87
$ 1,744
Kansas - 0 .01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 138

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 $ 25 $ 37
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(e),(j)
51 50
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 896
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 226
6.56%, 12/15/2040 210 290
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 225
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 174
$ 1,861
New York - 0 .10%
City of New York NY
5.52%, 10/01/2037 25 32
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 186
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 327
New York City Water & Sewer System
5.72%, 06/15/2042 270 381
5.95%, 06/15/2042 125 180
New York State Dormitory Authority
5.60%, 03/15/2040 435 573
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 493
4.96%, 08/01/2046 300 386
6.04%, 12/01/2029 50 65
$ 2,623
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 69 94
Ohio State University/The
4.91%, 06/01/2040 125 162
$ 256
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 591
Texas - 0 .09%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 188
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 67
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 95
Dallas County Hospital District
5.62%, 08/15/2044 83 110
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(j)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 386
State of Texas
4.68%, 04/01/2040 100 129
5.52%, 04/01/2039 405 566
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 $ 625 $ 762
$ 2,353
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 300 323
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
330 383
TOTAL MUNICIPAL BONDS $ 16,732
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 64 .47%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2 .50%
2.00%, 08/01/2029 $ 320 $ 329
2.00%, 10/01/2031 72 75
2.00%, 03/01/2032 140 144
2.50%, 10/01/2027 91 95
2.50%, 03/01/2028 218 228
2.50%, 06/01/2028 134 140
2.50%, 06/01/2028 300 313
2.50%, 07/01/2028 207 216
2.50%, 10/01/2028 133 138
2.50%, 10/01/2028 102 106
2.50%, 10/01/2029 262 273
2.50%, 12/01/2029 310 324
2.50%, 09/01/2030 536 560
2.50%, 01/01/2031 571 597
2.50%, 01/01/2031 68 71
2.50%, 02/01/2031 63 65
2.50%, 03/01/2031 179 187
2.50%, 12/01/2031 188 196
2.50%, 12/01/2031 208 217
2.50%, 02/01/2032 240 249
2.50%, 03/01/2032 312 325
2.50%, 11/01/2032 597 622
2.50%, 02/01/2033 180 187
2.50%, 03/01/2033 120 125
2.50%, 03/01/2033 493 513
2.50%, 04/01/2033 197 205
2.50%, 05/01/2033 91 94
2.50%, 06/01/2033 140 146
2.50%, 11/01/2036 113 116
2.50%, 02/01/2043 125 130
2.50%, 03/01/2043 99 103
3.00%, 01/01/2027 84 89
3.00%, 03/01/2027 68 72
3.00%, 05/01/2027 67 71
3.00%, 10/01/2028 221 233
3.00%, 07/01/2029 276 292
3.00%, 08/01/2029 119 126
3.00%, 10/01/2029 71 76
3.00%, 11/01/2029 122 129
3.00%, 07/01/2030 273 289
3.00%, 09/01/2030 368 389
3.00%, 11/01/2030 56 59
3.00%, 11/01/2030 124 132
3.00%, 01/01/2031 128 136
3.00%, 04/01/2031 215 228
3.00%, 02/01/2032 55 57
3.00%, 05/01/2032 91 95
3.00%, 12/01/2032 441 467
3.00%, 12/01/2032 403 426
3.00%, 01/01/2033 618 653
3.00%, 02/01/2033 356 376
3.00%, 03/01/2033 256 274
3.00%, 04/01/2033 161 170

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 04/01/2033 $ 136 $ 143
3.00%, 06/01/2033 100 106
3.00%, 09/01/2033 138 145
3.00%, 09/01/2033 147 155
3.00%, 12/01/2034 41 43
3.00%, 01/01/2035 27 28
3.00%, 02/01/2035 39 41
3.00%, 05/01/2035 335 352
3.00%, 02/01/2036 76 80
3.00%, 09/01/2036 73 78
3.00%, 02/01/2037 89 93
3.00%, 05/01/2037 114 120
3.00%, 06/01/2037 120 127
3.00%, 07/01/2037 187 195
3.00%, 09/01/2037 40 42
3.00%, 01/01/2043 185 197
3.00%, 01/01/2043 218 231
3.00%, 02/01/2043 938 998
3.00%, 03/01/2043 564 599
3.00%, 04/01/2043 199 211
3.00%, 05/01/2043 199 211
3.00%, 06/01/2043 355 377
3.00%, 07/01/2043 621 658
3.00%, 07/01/2043 358 380
3.00%, 07/01/2043 346 366
3.00%, 07/01/2043 579 614
3.00%, 08/01/2043 76 81
3.00%, 08/01/2043 115 122
3.00%, 08/01/2043 1,060 1,127
3.00%, 08/01/2043 209 221
3.00%, 09/01/2043 326 346
3.00%, 09/01/2043 193 206
3.00%, 09/01/2043 394 419
3.00%, 10/01/2043 126 134
3.00%, 10/01/2043 356 378
3.00%, 03/01/2045 368 386
3.00%, 04/01/2045 131 137
3.00%, 06/01/2045 476 501
3.00%, 07/01/2045 310 328
3.00%, 07/01/2045 282 298
3.00%, 08/01/2045 540 568
3.00%, 08/01/2045 198 209
3.00%, 08/01/2045 159 168
3.00%, 12/01/2045 759 799
3.00%, 03/01/2046 337 353
3.00%, 03/01/2046 111 116
3.00%, 04/01/2046 469 492
3.00%, 04/01/2046 45 47
3.00%, 05/01/2046 128 135
3.00%, 09/01/2046 554 583
3.00%, 10/01/2046 552 583
3.00%, 11/01/2046 922 968
3.00%, 11/01/2046 90 95
3.00%, 11/01/2046 503 527
3.00%, 11/01/2046 618 653
3.00%, 12/01/2046 667 703
3.00%, 12/01/2046 760 799
3.00%, 01/01/2047 1,026 1,084
3.00%, 03/01/2047 978 1,027
3.00%, 03/01/2048 415 432
3.50%, 10/01/2025 67 71
3.50%, 11/01/2025 97 104
3.50%, 12/01/2026 94 100
3.50%, 01/01/2029 92 99
3.50%, 01/01/2032 74 80
3.50%, 02/01/2032 45 49
3.50%, 03/01/2032 55 59
3.50%, 04/01/2032 55 59
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 08/01/2032 $ 44 $ 47
3.50%, 09/01/2033 198 212
3.50%, 01/01/2034 49 53
3.50%, 01/01/2035 102 110
3.50%, 02/01/2035 86 92
3.50%, 07/01/2035 122 131
3.50%, 09/01/2035 215 231
3.50%, 04/01/2037 61 66
3.50%, 06/01/2037 129 137
3.50%, 05/01/2041 255 273
3.50%, 02/01/2042 229 248
3.50%, 04/01/2042 73 79
3.50%, 06/01/2042 155 168
3.50%, 07/01/2042 253 274
3.50%, 07/01/2042 196 212
3.50%, 08/01/2042 109 115
3.50%, 08/01/2042 250 271
3.50%, 02/01/2044 470 507
3.50%, 06/01/2044 369 397
3.50%, 09/01/2044 196 211
3.50%, 02/01/2045 222 240
3.50%, 03/01/2045 319 343
3.50%, 06/01/2045 367 394
3.50%, 07/01/2045 612 657
3.50%, 09/01/2045 328 353
3.50%, 10/01/2045 369 396
3.50%, 11/01/2045 609 654
3.50%, 12/01/2045 487 522
3.50%, 12/01/2045 57 61
3.50%, 12/01/2045 413 444
3.50%, 01/01/2046 71 76
3.50%, 01/01/2046 170 184
3.50%, 03/01/2046 1,575 1,690
3.50%, 03/01/2046 305 330
3.50%, 04/01/2046 388 416
3.50%, 05/01/2046 419 451
3.50%, 06/01/2046 487 518
3.50%, 08/01/2046 342 368
3.50%, 04/01/2047 512 543
3.50%, 11/01/2047 553 587
3.50%, 11/01/2047 393 417
3.50%, 05/01/2048 71 75
3.50%, 06/01/2048 466 495
3.50%, 06/01/2048 291 310
3.50%, 09/01/2048 115 122
4.00%, 06/01/2025 59 63
4.00%, 07/01/2025 88 93
4.00%, 12/01/2030 24 26
4.00%, 08/01/2031 24 26
4.00%, 10/01/2031 36 39
4.00%, 11/01/2031 11 12
4.00%, 12/01/2031 18 19
4.00%, 11/01/2033 50 55
4.00%, 01/01/2034 83 92
4.00%, 07/01/2035 33 37
4.00%, 03/01/2037 144 158
4.00%, 05/01/2038 62 67
4.00%, 02/01/2041 131 144
4.00%, 06/01/2042 94 103
4.00%, 06/01/2042 72 80
4.00%, 08/01/2043 565 625
4.00%, 01/01/2044 79 87
4.00%, 02/01/2044 233 258
4.00%, 03/01/2044 83 92
4.00%, 04/01/2044 263 289
4.00%, 05/01/2044 68 74
4.00%, 07/01/2044 167 184
4.00%, 07/01/2044 212 232

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 10/01/2044 $ 185 $ 202
4.00%, 11/01/2044 408 449
4.00%, 12/01/2044 403 442
4.00%, 01/01/2045 113 124
4.00%, 02/01/2045 143 156
4.00%, 04/01/2045 140 153
4.00%, 05/01/2045 78 85
4.00%, 06/01/2045 160 176
4.00%, 07/01/2045 218 237
4.00%, 08/01/2045 62 68
4.00%, 08/01/2045 572 627
4.00%, 08/01/2045 53 58
4.00%, 09/01/2045 91 98
4.00%, 09/01/2045 659 720
4.00%, 10/01/2045 646 705
4.00%, 11/01/2045 400 437
4.00%, 12/01/2045 182 198
4.00%, 03/01/2047 514 560
4.00%, 08/01/2047 622 671
4.00%, 10/01/2047 397 428
4.00%, 12/01/2047 658 710
4.00%, 07/01/2048 424 455
4.00%, 08/01/2048 248 266
4.00%, 09/01/2048 313 336
4.50%, 08/01/2023 28 31
4.50%, 05/01/2024 30 32
4.50%, 02/01/2030 8 8
4.50%, 08/01/2030 6 6
4.50%, 05/01/2031 8 9
4.50%, 06/01/2031 53 59
4.50%, 06/01/2039 83 94
4.50%, 10/01/2039 60 68
4.50%, 10/01/2040 100 113
4.50%, 03/01/2041 175 192
4.50%, 03/01/2041 222 249
4.50%, 09/01/2041 104 113
4.50%, 11/01/2041 160 179
4.50%, 09/01/2043 128 143
4.50%, 11/01/2043 65 72
4.50%, 11/01/2043 106 120
4.50%, 01/01/2044 98 111
4.50%, 01/01/2044 62 69
4.50%, 03/01/2044 104 117
4.50%, 05/01/2044 149 166
4.50%, 07/01/2044 66 75
4.50%, 09/01/2044 66 74
4.50%, 10/01/2045 126 140
4.50%, 02/01/2046 365 400
4.50%, 03/01/2047 78 86
4.50%, 03/01/2047 320 352
4.50%, 04/01/2047 74 81
4.50%, 06/01/2047 163 178
4.50%, 09/01/2047 176 193
4.50%, 11/01/2047 43 47
4.50%, 05/01/2048 157 172
4.50%, 07/01/2048 295 322
4.50%, 11/01/2048 158 171
4.50%, 01/01/2049 593 647
4.50%, 05/01/2049 1,324 1,445
5.00%, 09/01/2023 24 26
5.00%, 04/01/2024 12 13
5.00%, 01/01/2025 47 52
5.00%, 12/01/2027 22 24
5.00%, 02/01/2030 3 4
5.00%, 03/01/2030 2 3
5.00%, 04/01/2034 87 101
5.00%, 06/01/2035 87 101
5.00%, 01/01/2038 147 171
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 11/01/2038 $ 115 $ 134
5.00%, 12/01/2038 132 153
5.00%, 09/01/2039 207 241
5.00%, 01/01/2040 137 160
5.00%, 05/01/2040 73 84
5.00%, 04/01/2041 82 95
5.00%, 06/01/2041 73 82
5.00%, 11/01/2041 70 78
5.00%, 11/01/2041 74 86
5.50%, 01/01/2028 48 54
5.50%, 04/01/2036 66 75
5.50%, 12/01/2036 81 95
5.50%, 12/01/2036 84 99
5.50%, 03/01/2039 123 145
5.50%, 04/01/2039 76 89
5.50%, 02/01/2040 111 130
5.50%, 06/01/2041 171 201
6.00%, 02/01/2027 6 6
$ 68,696
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .39%
1.50%, 04/01/2036
(k)
10,000 10,045
2.00%, 09/01/2028 95 98
2.00%, 05/01/2030 176 181
2.00%, 04/01/2032 85 88
2.00%, 04/01/2036
(k)
27,300 28,017
2.00%, 04/01/2051
(k)
40,000 39,925
2.00%, 05/01/2051
(k)
69,500 69,167
2.50%, 01/01/2028 102 106
2.50%, 07/01/2028 129 134
2.50%, 08/01/2028 126 131
2.50%, 08/01/2028 71 74
2.50%, 09/01/2028 142 148
2.50%, 07/01/2029 53 55
2.50%, 07/01/2029 64 67
2.50%, 07/01/2029 207 216
2.50%, 09/01/2029 155 162
2.50%, 12/01/2029 76 80
2.50%, 01/01/2030 130 135
2.50%, 04/01/2030 156 162
2.50%, 05/01/2030 343 358
2.50%, 06/01/2030 228 238
2.50%, 08/01/2030 430 449
2.50%, 08/01/2030 109 114
2.50%, 01/01/2031 174 181
2.50%, 01/01/2031 173 180
2.50%, 02/01/2031 226 235
2.50%, 02/01/2031 169 177
2.50%, 05/01/2031 105 110
2.50%, 06/01/2031 174 181
2.50%, 11/01/2031 1,702 1,772
2.50%, 12/01/2031 281 292
2.50%, 01/01/2032 603 628
2.50%, 01/01/2032 345 359
2.50%, 02/01/2032 414 433
2.50%, 03/01/2032 166 173
2.50%, 03/01/2032 108 112
2.50%, 11/01/2032 30 31
2.50%, 12/01/2032 87 91
2.50%, 01/01/2033 118 123
2.50%, 02/01/2033 433 451
2.50%, 04/01/2033 873 908
2.50%, 07/01/2033 66 68
2.50%, 10/01/2034 944 982
2.50%, 02/01/2035 2,111 2,196
2.50%, 06/01/2035 3,318 3,453
2.50%, 04/01/2036
(k)
4,500 4,682
2.50%, 10/01/2036 32 33

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 10/01/2036 $ 72 $ 74
2.50%, 12/01/2036 138 141
2.50%, 07/01/2040 2,741 2,829
2.50%, 01/01/2043 375 389
2.50%, 08/01/2043 117 121
2.50%, 10/01/2043 235 243
2.50%, 12/01/2046 99 102
2.50%, 07/01/2050 5,674 5,838
2.50%, 10/01/2050 4,635 4,770
2.50%, 04/01/2051
(k)
70,500 72,345
3.00%, 11/01/2026 76 80
3.00%, 02/01/2027 135 143
3.00%, 04/01/2027 687 729
3.00%, 08/01/2027 102 108
3.00%, 10/01/2028 273 288
3.00%, 11/01/2028 115 122
3.00%, 02/01/2029 87 92
3.00%, 03/01/2029 156 165
3.00%, 03/01/2029 109 115
3.00%, 04/01/2029 132 139
3.00%, 05/01/2029 136 145
3.00%, 06/01/2029 88 93
3.00%, 08/01/2029 73 77
3.00%, 10/01/2029 84 89
3.00%, 10/01/2029 67 71
3.00%, 10/01/2029 66 70
3.00%, 11/01/2029 74 78
3.00%, 01/01/2030 347 367
3.00%, 01/01/2030 139 147
3.00%, 01/01/2030 337 357
3.00%, 03/01/2030 205 218
3.00%, 06/01/2030 186 196
3.00%, 06/01/2030 173 183
3.00%, 09/01/2030 284 300
3.00%, 09/01/2030 72 77
3.00%, 10/01/2030 199 211
3.00%, 02/01/2031 82 87
3.00%, 04/01/2032 879 937
3.00%, 05/01/2032 118 123
3.00%, 08/01/2032 180 189
3.00%, 01/01/2033 34 36
3.00%, 02/01/2033 1,827 1,930
3.00%, 02/01/2033 590 624
3.00%, 08/01/2033 515 545
3.00%, 05/01/2034 92 97
3.00%, 05/01/2034 166 175
3.00%, 08/01/2034 382 409
3.00%, 10/01/2034 41 43
3.00%, 11/01/2034 118 124
3.00%, 12/01/2034 1,775 1,874
3.00%, 02/01/2035 125 132
3.00%, 02/01/2035 115 121
3.00%, 03/01/2035 54 57
3.00%, 04/01/2035 54 57
3.00%, 06/01/2035 141 149
3.00%, 07/01/2035 52 55
3.00%, 11/01/2035 74 78
3.00%, 07/01/2036 113 119
3.00%, 12/01/2036 245 258
3.00%, 12/01/2036 176 186
3.00%, 12/01/2036 355 374
3.00%, 02/01/2037 152 160
3.00%, 02/01/2037 23 24
3.00%, 04/01/2037 76 79
3.00%, 04/01/2037 108 113
3.00%, 07/01/2037 48 51
3.00%, 08/01/2037 76 79
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 09/01/2037 $ 200 $ 209
3.00%, 06/01/2040 2,364 2,463
3.00%, 04/01/2042 123 130
3.00%, 09/01/2042 67 70
3.00%, 12/01/2042 106 114
3.00%, 02/01/2043 370 394
3.00%, 02/01/2043 598 636
3.00%, 02/01/2043 311 330
3.00%, 04/01/2043 709 754
3.00%, 04/01/2043 172 183
3.00%, 04/01/2043 249 264
3.00%, 04/01/2043 178 189
3.00%, 04/01/2043 244 258
3.00%, 04/01/2043 326 347
3.00%, 04/01/2043 251 265
3.00%, 04/01/2043 335 356
3.00%, 04/01/2043 395 418
3.00%, 05/01/2043 309 327
3.00%, 05/01/2043 242 257
3.00%, 05/01/2043 34 36
3.00%, 05/01/2043 168 178
3.00%, 06/01/2043 267 283
3.00%, 06/01/2043 325 344
3.00%, 06/01/2043 531 564
3.00%, 06/01/2043 565 601
3.00%, 06/01/2043 224 237
3.00%, 07/01/2043 179 191
3.00%, 07/01/2043 411 435
3.00%, 07/01/2043 115 122
3.00%, 08/01/2043 206 219
3.00%, 08/01/2043 76 80
3.00%, 08/01/2043 113 120
3.00%, 08/01/2043 84 88
3.00%, 08/01/2043 564 599
3.00%, 08/01/2043 393 417
3.00%, 09/01/2043 235 249
3.00%, 09/01/2043 453 480
3.00%, 10/01/2043 39 40
3.00%, 10/01/2043 578 614
3.00%, 11/01/2043 106 113
3.00%, 11/01/2043 79 84
3.00%, 11/01/2043 190 202
3.00%, 01/01/2044 93 99
3.00%, 01/01/2045 293 308
3.00%, 05/01/2045 450 473
3.00%, 09/01/2045 59 62
3.00%, 10/01/2045 278 293
3.00%, 11/01/2045 59 62
3.00%, 11/01/2045 143 150
3.00%, 12/01/2045 378 398
3.00%, 01/01/2046 245 257
3.00%, 02/01/2046 400 422
3.00%, 02/01/2046 425 446
3.00%, 02/01/2046 172 182
3.00%, 04/01/2046 80 84
3.00%, 05/01/2046 66 70
3.00%, 05/01/2046 237 249
3.00%, 05/01/2046 181 191
3.00%, 06/01/2046 113 119
3.00%, 08/01/2046 162 171
3.00%, 08/01/2046 353 370
3.00%, 09/01/2046 186 195
3.00%, 09/01/2046 183 192
3.00%, 10/01/2046 891 936
3.00%, 10/01/2046 103 109
3.00%, 11/01/2046 402 421
3.00%, 11/01/2046 460 483

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2046 $ 87 $ 91
3.00%, 11/01/2046 546 574
3.00%, 11/01/2046 646 683
3.00%, 11/01/2046 68 72
3.00%, 12/01/2046 672 707
3.00%, 12/01/2046 1,256 1,328
3.00%, 01/01/2047 319 336
3.00%, 01/01/2047 695 728
3.00%, 02/01/2047 127 133
3.00%, 02/01/2047 513 539
3.00%, 05/01/2047 257 270
3.00%, 10/01/2048 45 47
3.00%, 09/01/2049 4,064 4,243
3.00%, 10/01/2049 8,016 8,396
3.00%, 10/01/2049 1,193 1,248
3.00%, 11/01/2049 2,115 2,206
3.00%, 11/01/2049 2,498 2,634
3.00%, 11/01/2049 614 641
3.00%, 11/01/2049 1,349 1,412
3.00%, 03/01/2050 5,079 5,329
3.00%, 03/01/2050 6,203 6,549
3.00%, 06/01/2050 4,283 4,512
3.00%, 07/01/2050 2,586 2,699
3.00%, 07/01/2050 11,165 11,738
3.00%, 10/01/2050 3,598 3,768
3.50%, 10/01/2025 122 130
3.50%, 11/01/2025 65 70
3.50%, 11/01/2025 164 175
3.50%, 01/01/2026 143 153
3.50%, 03/01/2026 141 150
3.50%, 12/01/2026 125 134
3.50%, 02/01/2027 72 77
3.50%, 11/01/2028 125 135
3.50%, 12/01/2028 66 72
3.50%, 03/01/2029 109 117
3.50%, 01/01/2031 5 6
3.50%, 04/01/2031 11 12
3.50%, 02/01/2032 53 58
3.50%, 04/01/2032 47 51
3.50%, 05/01/2032 103 110
3.50%, 06/01/2032 202 217
3.50%, 07/01/2032 68 72
3.50%, 09/01/2032 101 109
3.50%, 12/01/2032 2,340 2,531
3.50%, 09/01/2033 95 101
3.50%, 09/01/2033 52 56
3.50%, 10/01/2033 343 366
3.50%, 10/01/2033 109 118
3.50%, 11/01/2033 112 121
3.50%, 01/01/2034 74 80
3.50%, 06/01/2034 130 140
3.50%, 08/01/2034 34 36
3.50%, 11/01/2034 80 86
3.50%, 02/01/2035 1,446 1,543
3.50%, 12/01/2035 164 176
3.50%, 07/01/2036 181 195
3.50%, 02/01/2037 124 133
3.50%, 03/01/2037 149 160
3.50%, 05/01/2037 29 31
3.50%, 07/01/2037 62 66
3.50%, 10/01/2037 73 77
3.50%, 01/01/2038 198 210
3.50%, 01/01/2041 598 646
3.50%, 03/01/2041 849 917
3.50%, 10/01/2041 76 82
3.50%, 12/01/2041 246 266
3.50%, 12/01/2041 263 284
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01/01/2042 $ 92 $ 100
3.50%, 03/01/2042 223 242
3.50%, 03/01/2042 59 64
3.50%, 03/01/2042 83 90
3.50%, 05/01/2042 421 455
3.50%, 05/01/2042 70 75
3.50%, 07/01/2042 62 67
3.50%, 07/01/2042 109 117
3.50%, 10/01/2042 488 528
3.50%, 04/01/2043 141 153
3.50%, 05/01/2043 345 375
3.50%, 05/01/2043 455 495
3.50%, 05/01/2043 159 173
3.50%, 06/01/2043 372 405
3.50%, 07/01/2043 465 503
3.50%, 07/01/2043 194 211
3.50%, 08/01/2043 98 107
3.50%, 08/01/2043 331 357
3.50%, 09/01/2043 114 123
3.50%, 12/01/2043 113 122
3.50%, 01/01/2044 1,205 1,310
3.50%, 02/01/2044 101 109
3.50%, 07/01/2044 651 703
3.50%, 10/01/2044 114 123
3.50%, 10/01/2044 300 322
3.50%, 11/01/2044 314 338
3.50%, 12/01/2044 242 259
3.50%, 12/01/2044 314 338
3.50%, 12/01/2044 63 67
3.50%, 01/01/2045 337 363
3.50%, 04/01/2045 293 314
3.50%, 05/01/2045 118 127
3.50%, 07/01/2045 329 353
3.50%, 07/01/2045 59 64
3.50%, 08/01/2045 356 382
3.50%, 08/01/2045 315 337
3.50%, 09/01/2045 365 392
3.50%, 09/01/2045 164 176
3.50%, 09/01/2045 437 468
3.50%, 11/01/2045 276 295
3.50%, 11/01/2045 146 156
3.50%, 12/01/2045 263 281
3.50%, 12/01/2045 355 380
3.50%, 12/01/2045 514 551
3.50%, 01/01/2046 554 592
3.50%, 01/01/2046 429 459
3.50%, 02/01/2046 102 109
3.50%, 02/01/2046 239 256
3.50%, 03/01/2046 369 394
3.50%, 03/01/2046 377 403
3.50%, 05/01/2046 411 439
3.50%, 06/01/2046 71 75
3.50%, 07/01/2046 361 385
3.50%, 09/01/2046 316 337
3.50%, 11/01/2046 582 625
3.50%, 12/01/2046 376 402
3.50%, 01/01/2047 768 821
3.50%, 02/01/2047 567 602
3.50%, 03/01/2047 70 75
3.50%, 09/01/2047 180 191
3.50%, 11/01/2047 754 800
3.50%, 01/01/2048 688 727
3.50%, 02/01/2048 93 98
3.50%, 02/01/2048 646 683
3.50%, 03/01/2048 460 488
3.50%, 04/01/2048 288 306
3.50%, 10/01/2048 70 74

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2048 $ 63 $ 66
3.50%, 04/01/2049 753 798
3.50%, 06/01/2049 751 795
3.50%, 06/01/2049 1,011 1,069
3.50%, 06/01/2049 1,399 1,476
3.50%, 07/01/2049 2,730 2,883
3.50%, 07/01/2049 1,359 1,436
3.50%, 07/01/2049 2,394 2,534
3.50%, 08/01/2049 2,218 2,342
3.50%, 09/01/2049 1,516 1,602
3.50%, 11/01/2049 2,321 2,452
3.50%, 11/01/2049 7,019 7,473
3.50%, 11/01/2049 2,775 2,933
3.50%, 05/01/2050 3,911 4,131
3.50%, 09/01/2050 2,695 2,889
4.00%, 07/01/2025 99 105
4.00%, 04/01/2029 3 3
4.00%, 10/01/2030 8 9
4.00%, 12/01/2030 74 80
4.00%, 02/01/2031 25 27
4.00%, 03/01/2031 534 569
4.00%, 07/01/2031 16 17
4.00%, 10/01/2031 66 72
4.00%, 11/01/2031 15 17
4.00%, 12/01/2031 13 14
4.00%, 01/01/2032 19 20
4.00%, 09/01/2033 138 151
4.00%, 01/01/2036 135 148
4.00%, 02/01/2036 88 97
4.00%, 06/01/2036 76 83
4.00%, 01/01/2037 109 119
4.00%, 02/01/2037 247 270
4.00%, 07/01/2038 201 217
4.00%, 02/01/2039 57 62
4.00%, 10/01/2039 79 86
4.00%, 01/01/2041 243 268
4.00%, 02/01/2041 185 204
4.00%, 02/01/2041 65 71
4.00%, 09/01/2041 104 115
4.00%, 02/01/2043 85 94
4.00%, 12/01/2043 89 98
4.00%, 01/01/2044 266 295
4.00%, 06/01/2044 136 149
4.00%, 06/01/2044 222 244
4.00%, 07/01/2044 214 235
4.00%, 07/01/2044 176 193
4.00%, 09/01/2044 99 109
4.00%, 10/01/2044 156 172
4.00%, 10/01/2044 317 347
4.00%, 11/01/2044 174 191
4.00%, 12/01/2044 49 54
4.00%, 12/01/2044 269 298
4.00%, 01/01/2045 65 72
4.00%, 02/01/2045 238 260
4.00%, 02/01/2045 100 110
4.00%, 02/01/2045 146 162
4.00%, 07/01/2045 143 156
4.00%, 07/01/2045 198 217
4.00%, 09/01/2045 243 265
4.00%, 10/01/2045 212 231
4.00%, 10/01/2045 43 47
4.00%, 11/01/2045 336 368
4.00%, 11/01/2045 92 100
4.00%, 12/01/2045 138 151
4.00%, 12/01/2045 79 87
4.00%, 01/01/2046 297 326
4.00%, 02/01/2046 286 310
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2046 $ 71 $ 78
4.00%, 03/01/2046 75 82
4.00%, 03/01/2046 110 120
4.00%, 04/01/2046 159 172
4.00%, 07/01/2046 267 290
4.00%, 04/01/2047 507 548
4.00%, 06/01/2047 389 420
4.00%, 08/01/2047 461 499
4.00%, 08/01/2047 76 82
4.00%, 08/01/2047 300 323
4.00%, 08/01/2047 602 649
4.00%, 09/01/2047 533 575
4.00%, 11/01/2047 1,038 1,120
4.00%, 01/01/2048 830 898
4.00%, 02/01/2048 383 412
4.00%, 03/01/2048 195 209
4.00%, 03/01/2048 6,899 7,468
4.00%, 05/01/2048 1,446 1,563
4.00%, 06/01/2048 321 345
4.00%, 06/01/2048 835 897
4.00%, 07/01/2048 236 253
4.00%, 08/01/2048 112 120
4.00%, 08/01/2048 111 120
4.00%, 09/01/2048 465 499
4.00%, 09/01/2048 395 424
4.00%, 01/01/2049 2,463 2,665
4.00%, 01/01/2049 3,923 4,241
4.00%, 03/01/2049 329 353
4.00%, 04/01/2049 594 638
4.00%, 04/01/2049 482 517
4.00%, 07/01/2049 1,901 2,040
4.00%, 08/01/2049 1,644 1,762
4.00%, 10/01/2049 655 710
4.00%, 10/01/2049 1,470 1,583
4.00%, 11/01/2049 1,180 1,267
4.00%, 04/01/2050 3,721 4,038
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 7 8
4.50%, 04/01/2030 2 3
4.50%, 08/01/2030 50 54
4.50%, 09/01/2030 40 44
4.50%, 01/01/2031 9 9
4.50%, 04/01/2031 5 5
4.50%, 05/01/2031 8 9
4.50%, 07/01/2031 34 37
4.50%, 08/01/2031 18 20
4.50%, 02/01/2035 78 86
4.50%, 08/01/2040 58 65
4.50%, 08/01/2040 132 149
4.50%, 06/01/2041 80 89
4.50%, 09/01/2041 145 163
4.50%, 09/01/2043 74 83
4.50%, 10/01/2043 127 141
4.50%, 01/01/2044 288 323
4.50%, 01/01/2044 385 428
4.50%, 02/01/2044 192 216
4.50%, 03/01/2044 99 111
4.50%, 03/01/2044 97 106
4.50%, 05/01/2044 90 100
4.50%, 05/01/2044 354 394
4.50%, 05/01/2044 75 85
4.50%, 06/01/2044 185 206
4.50%, 08/01/2044 151 169
4.50%, 08/01/2044 145 164
4.50%, 12/01/2044 276 311
4.50%, 04/01/2046 165 183
4.50%, 08/01/2046 132 145

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 01/01/2047 $ 101 $ 112
4.50%, 02/01/2047 82 91
4.50%, 02/01/2047 183 201
4.50%, 03/01/2047 161 178
4.50%, 10/01/2047 148 162
4.50%, 11/01/2047 274 301
4.50%, 02/01/2048 205 223
4.50%, 04/01/2048 609 668
4.50%, 05/01/2048 372 406
4.50%, 07/01/2048 4,866 5,326
4.50%, 08/01/2048 113 123
4.50%, 08/01/2048 75 82
4.50%, 10/01/2048 1,186 1,291
4.50%, 10/01/2048 572 623
4.50%, 12/01/2048 2,671 2,930
4.50%, 03/01/2049 4,334 4,722
4.50%, 04/01/2049 500 545
4.50%, 05/01/2049 3,394 3,722
4.50%, 07/01/2049 661 721
4.50%, 07/01/2049 1,346 1,463
4.50%, 09/01/2049 5,152 5,613
4.50%, 09/01/2049 894 974
5.00%, 07/01/2024 2 2
5.00%, 04/01/2029 6 6
5.00%, 09/01/2029 74 83
5.00%, 03/01/2030 9 10
5.00%, 08/01/2030 13 14
5.00%, 07/01/2035 90 104
5.00%, 04/01/2037 173 200
5.00%, 01/01/2039 205 238
5.00%, 07/01/2039 87 101
5.00%, 07/01/2039 92 107
5.00%, 02/01/2041 104 120
5.00%, 02/01/2041 175 203
5.00%, 05/01/2042 237 275
5.00%, 03/01/2044 168 190
5.00%, 03/01/2044 119 133
5.00%, 05/01/2044 82 93
5.00%, 11/01/2044 151 170
5.00%, 04/01/2048 194 215
5.00%, 09/01/2048 1,307 1,450
5.00%, 05/01/2049 123 137
5.00%, 06/01/2049 853 943
5.00%, 07/01/2049 474 528
5.00%, 08/01/2049 547 608
5.50%, 01/01/2023 1 1
5.50%, 07/01/2023 2 2
5.50%, 08/01/2023 15 17
5.50%, 10/01/2023 21 23
5.50%, 11/01/2023 27 30
5.50%, 02/01/2026 31 34
5.50%, 03/01/2027 31 35
5.50%, 06/01/2028 3 3
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 14 16
5.50%, 01/01/2029 2 2
5.50%, 12/01/2029 8 9
5.50%, 11/01/2035 153 179
5.50%, 12/01/2036 72 84
5.50%, 03/01/2037 97 112
5.50%, 08/01/2037 75 88
5.50%, 08/01/2037 100 117
5.50%, 08/01/2037 81 95
5.50%, 05/01/2038 136 159
5.50%, 06/01/2038 67 79
6.00%, 05/01/2041 135 160
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 01/01/2038 $ 76 $ 88
$ 505,935
Government National Mortgage Association (GNMA) - 6 .34%
2.00%, 04/01/2051 23,000 23,223
2.50%, 03/20/2028 64 67
2.50%, 07/20/2028 65 68
2.50%, 03/20/2031 79 82
2.50%, 05/20/2032 102 106
2.50%, 07/20/2043 136 142
2.50%, 06/20/2045 80 83
2.50%, 12/20/2046 182 189
2.50%, 01/20/2047 277 288
2.50%, 04/01/2051 35,000 36,113
3.00%, 07/20/2030 134 141
3.00%, 01/20/2031 83 88
3.00%, 07/20/2032 104 110
3.00%, 01/20/2033 49 52
3.00%, 09/20/2042 857 912
3.00%, 10/15/2042 196 206
3.00%, 12/20/2042 243 259
3.00%, 01/20/2043 340 363
3.00%, 03/20/2043 455 485
3.00%, 03/20/2043 163 173
3.00%, 04/20/2043 591 629
3.00%, 06/15/2043 192 204
3.00%, 06/20/2043 129 138
3.00%, 07/15/2043 73 76
3.00%, 08/15/2043 115 121
3.00%, 08/15/2043 132 139
3.00%, 08/20/2043 61 65
3.00%, 09/20/2043 235 249
3.00%, 10/20/2043 122 130
3.00%, 11/20/2043 91 97
3.00%, 03/20/2044 177 188
3.00%, 08/20/2044 687 731
3.00%, 11/15/2044 246 272
3.00%, 11/20/2044 247 261
3.00%, 12/20/2044 256 273
3.00%, 02/15/2045 193 207
3.00%, 05/20/2045 234 248
3.00%, 07/15/2045 108 113
3.00%, 07/20/2045 1,803 1,911
3.00%, 08/15/2045 178 198
3.00%, 08/20/2045 545 578
3.00%, 10/20/2045 498 528
3.00%, 11/20/2045 288 305
3.00%, 12/20/2045 404 427
3.00%, 01/20/2046 104 110
3.00%, 02/20/2046 136 144
3.00%, 03/20/2046 672 712
3.00%, 04/20/2046 445 470
3.00%, 05/20/2046 403 427
3.00%, 06/20/2046 612 648
3.00%, 07/20/2046 1,840 1,943
3.00%, 08/20/2046 1,261 1,335
3.00%, 09/20/2046 742 783
3.00%, 10/20/2046 485 511
3.00%, 11/20/2046 269 286
3.00%, 11/20/2046 735 775
3.00%, 12/20/2046 883 932
3.00%, 01/20/2047 588 618
3.00%, 07/20/2047 28 30
3.00%, 10/20/2047 648 683
3.00%, 11/20/2047 308 325
3.00%, 12/20/2047 997 1,049
3.00%, 01/20/2048 432 456
3.00%, 02/20/2048 462 482

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 03/20/2048 $ 438 $ 457
3.00%, 11/20/2049 17,713 18,519
3.50%, 09/20/2028 88 94
3.50%, 04/20/2042 581 630
3.50%, 05/20/2042 609 662
3.50%, 06/20/2042 170 185
3.50%, 07/20/2042 679 737
3.50%, 10/20/2042 412 447
3.50%, 01/15/2043 199 213
3.50%, 01/20/2043 217 233
3.50%, 02/20/2043 665 724
3.50%, 03/20/2043 624 678
3.50%, 03/20/2043 291 316
3.50%, 04/15/2043 70 75
3.50%, 04/20/2043 609 662
3.50%, 04/20/2043 429 466
3.50%, 07/20/2043 731 794
3.50%, 08/15/2043 61 65
3.50%, 08/20/2043 572 620
3.50%, 09/20/2043 376 408
3.50%, 07/20/2044 447 482
3.50%, 08/20/2044 467 503
3.50%, 09/20/2044 176 190
3.50%, 10/20/2044 187 202
3.50%, 11/20/2044 203 218
3.50%, 12/20/2044 224 240
3.50%, 02/20/2045 223 240
3.50%, 05/20/2045 305 326
3.50%, 06/20/2045 63 67
3.50%, 07/20/2045 459 491
3.50%, 08/20/2045 209 224
3.50%, 09/20/2045 113 121
3.50%, 10/20/2045 840 900
3.50%, 11/20/2045 678 727
3.50%, 12/20/2045 432 463
3.50%, 01/20/2046 1,085 1,160
3.50%, 02/20/2046 60 64
3.50%, 03/20/2046 5,641 6,031
3.50%, 04/20/2046 440 471
3.50%, 05/20/2046 605 650
3.50%, 06/20/2046 2,661 2,842
3.50%, 07/15/2046 56 60
3.50%, 07/20/2046 321 342
3.50%, 08/20/2046 1,422 1,522
3.50%, 09/20/2046 584 624
3.50%, 10/20/2046 697 746
3.50%, 11/20/2046 529 566
3.50%, 12/20/2046 564 599
3.50%, 01/20/2047 589 627
3.50%, 02/20/2047 347 371
3.50%, 03/20/2047 483 515
3.50%, 04/20/2047 1,160 1,235
3.50%, 05/20/2047 348 371
3.50%, 06/20/2047 543 577
3.50%, 07/20/2047 993 1,056
3.50%, 08/20/2047 1,581 1,684
3.50%, 09/20/2047 117 124
3.50%, 10/20/2047 395 422
3.50%, 11/20/2047 516 550
3.50%, 12/20/2047 590 628
3.50%, 01/20/2048 848 903
3.50%, 02/20/2048 131 140
3.50%, 07/20/2048 258 275
4.00%, 08/15/2040 52 57
4.00%, 12/20/2040 27 30
4.00%, 08/15/2041 40 44
4.00%, 11/15/2041 74 82
4.00%, 03/15/2042 125 134
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 03/20/2042 $ 120 $ 134
4.00%, 04/20/2042 104 116
4.00%, 05/15/2042 95 102
4.00%, 10/20/2043 61 67
4.00%, 11/20/2043 141 156
4.00%, 02/20/2044 338 371
4.00%, 03/15/2044 115 127
4.00%, 05/20/2044 221 244
4.00%, 06/20/2044 163 180
4.00%, 07/20/2044 659 728
4.00%, 08/20/2044 468 518
4.00%, 09/20/2044 425 469
4.00%, 10/20/2044 567 627
4.00%, 11/20/2044 253 280
4.00%, 12/20/2044 453 501
4.00%, 01/20/2045 379 419
4.00%, 04/20/2045 241 266
4.00%, 05/15/2045 93 102
4.00%, 07/20/2045 96 106
4.00%, 08/20/2045 255 279
4.00%, 09/20/2045 365 401
4.00%, 10/20/2045 194 212
4.00%, 11/20/2045 70 77
4.00%, 12/15/2045 77 84
4.00%, 12/20/2045 176 193
4.00%, 01/20/2046 111 122
4.00%, 02/20/2046 162 177
4.00%, 04/20/2046 268 294
4.00%, 05/20/2046 132 144
4.00%, 07/20/2046 284 311
4.00%, 01/20/2047 582 632
4.00%, 02/20/2047 465 504
4.00%, 03/20/2047 440 475
4.00%, 05/20/2047 590 639
4.00%, 06/20/2047 589 639
4.00%, 07/20/2047 1,485 1,610
4.00%, 08/20/2047 69 75
4.00%, 09/20/2047 4,606 4,970
4.00%, 10/20/2047 342 370
4.50%, 02/15/2039 101 114
4.50%, 05/15/2039 73 83
4.50%, 11/15/2039 218 260
4.50%, 04/15/2040 226 255
4.50%, 01/20/2041 31 34
4.50%, 02/20/2041 30 33
4.50%, 03/20/2041 24 26
4.50%, 07/15/2041 74 82
4.50%, 05/20/2043 107 120
4.50%, 06/20/2043 109 122
4.50%, 10/20/2043 96 107
4.50%, 11/20/2043 308 346
4.50%, 03/20/2044 433 486
4.50%, 04/20/2044 19 22
4.50%, 05/20/2044 310 347
4.50%, 07/20/2044 165 185
4.50%, 12/20/2044 68 76
4.50%, 02/20/2045 180 202
4.50%, 03/20/2045 78 87
4.50%, 04/20/2045 96 107
4.50%, 06/20/2046 96 107
4.50%, 12/20/2046 293 328
4.50%, 02/20/2047 187 207
4.50%, 04/20/2047 137 151
4.50%, 06/15/2047 149 165
4.50%, 08/20/2047 291 319
4.50%, 10/20/2047 141 155
4.50%, 02/20/2048 2,502 2,709
4.50%, 05/20/2048 1,853 2,004

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 08/20/2048 $ 461 $ 505
4.50%, 10/20/2048 289 314
4.50%, 11/20/2048 445 482
4.50%, 12/20/2048 126 137
5.00%, 07/15/2035 70 79
5.00%, 04/15/2041 226 261
5.00%, 08/20/2041 64 74
5.00%, 04/20/2042 50 56
5.00%, 12/20/2042 161 185
5.00%, 07/20/2043 95 109
5.00%, 02/20/2044 96 111
5.00%, 03/20/2044 62 71
5.00%, 12/20/2045 85 97
5.00%, 03/20/2048 99 110
5.00%, 06/20/2048 2,080 2,280
5.00%, 10/20/2048 156 171
5.50%, 01/15/2040 74 87
5.50%, 06/20/2040 38 43
5.50%, 01/20/2041 142 167
5.50%, 10/20/2042 62 73
5.50%, 09/20/2043 71 84
6.00%, 04/15/2035 8 9
$ 174,303
U.S. Treasury - 37 .24%
0.13%, 04/30/2022 4,000 4,002
0.13%, 05/31/2022 11,410 11,413
0.13%, 06/30/2022 165 165
0.13%, 07/31/2022 780 780
0.13%, 08/31/2022 3,650 3,650
0.13%, 09/30/2022 2,320 2,320
0.13%, 10/31/2022 3,100 3,100
0.13%, 11/30/2022 7,125 7,124
0.13%, 01/31/2023 4,370 4,368
0.13%, 05/15/2023 11,175 11,160
0.13%, 08/15/2023 4,985 4,973
0.13%, 09/15/2023 4,650 4,637
0.25%, 04/15/2023 8,470 8,482
0.25%, 06/15/2023 4,000 4,005
0.25%, 05/31/2025 2,360 2,315
0.25%, 06/30/2025 2,210 2,165
0.25%, 07/31/2025 16,325 15,969
0.25%, 08/31/2025 470 459
0.25%, 09/30/2025 12,000 11,704
0.38%, 04/30/2025 8,100 7,998
0.38%, 11/30/2025 4,675 4,573
0.38%, 01/31/2026 10,575 10,313
0.38%, 07/31/2027 1,435 1,356
0.38%, 09/30/2027 3,705 3,487
0.50%, 03/15/2023 1,725 1,736
0.50%, 03/31/2025 4,250 4,223
0.50%, 02/28/2026 3,990 3,912
0.50%, 04/30/2027 4,440 4,252
0.50%, 05/31/2027 3,290 3,145
0.50%, 06/30/2027 2,265 2,162
0.50%, 08/31/2027 5,260 5,000
0.50%, 10/31/2027 3,810 3,609
0.63%, 03/31/2027 5,975 5,777
0.63%, 11/30/2027 2,250 2,146
0.63%, 12/31/2027 2,500 2,381
0.63%, 05/15/2030 6,235 5,674
0.63%, 08/15/2030 7,385 6,693
0.75%, 01/31/2028 4,280 4,103
0.88%, 11/15/2030 8,185 7,570
1.13%, 02/28/2025 8,950 9,118
1.13%, 02/28/2027 2,670 2,663
1.13%, 02/29/2028 6,795 6,676
1.13%, 02/15/2031 4,210 3,978
1.13%, 05/15/2040 3,760 3,068
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.13%, 08/15/2040 $ 1,470 $ 1,195
1.25%, 07/31/2023 5,000 5,120
1.25%, 08/31/2024 7,600 7,797
1.25%, 05/15/2050 6,700 5,056
1.38%, 10/15/2022 7,645 7,790
1.38%, 06/30/2023 4,050 4,156
1.38%, 08/31/2023 13,785 14,168
1.38%, 09/30/2023 4,430 4,555
1.38%, 08/31/2026 3,400 3,459
1.38%, 11/15/2040 2,920 2,484
1.38%, 08/15/2050 5,330 4,159
1.50%, 08/15/2022 850 866
1.50%, 02/28/2023 2,995 3,071
1.50%, 03/31/2023 3,340 3,429
1.50%, 09/30/2024 5,950 6,155
1.50%, 10/31/2024 1,000 1,034
1.50%, 11/30/2024 7,880 8,148
1.50%, 08/15/2026 15,150 15,515
1.50%, 02/15/2030 5,660 5,590
1.63%, 08/15/2022 1,990 2,031
1.63%, 08/31/2022 10,885 11,115
1.63%, 11/15/2022 2,790 2,857
1.63%, 12/15/2022 4,385 4,496
1.63%, 04/30/2023 3,000 3,090
1.63%, 10/31/2023 3,160 3,271
1.63%, 02/15/2026 3,315 3,428
1.63%, 05/15/2026 3,345 3,455
1.63%, 09/30/2026 1,265 1,303
1.63%, 11/30/2026 1,500 1,543
1.63%, 08/15/2029 3,750 3,763
1.63%, 11/15/2050 4,435 3,696
1.75%, 04/30/2022 3,335 3,395
1.75%, 05/15/2022 3,430 3,493
1.75%, 05/31/2022 5,280 5,381
1.75%, 06/15/2022 2,000 2,039
1.75%, 06/30/2022 3,860 3,939
1.75%, 07/15/2022 10,800 11,028
1.75%, 09/30/2022 1,640 1,680
1.75%, 01/31/2023 2,560 2,634
1.75%, 05/15/2023 15,112 15,609
1.75%, 06/30/2024 3,970 4,139
1.75%, 12/31/2024 5,620 5,863
1.75%, 11/15/2029 9,045 9,152
1.88%, 04/30/2022 3,640 3,710
1.88%, 05/31/2022 1,200 1,225
1.88%, 07/31/2022 3,640 3,725
1.88%, 08/31/2022 3,810 3,904
1.88%, 08/31/2024 4,000 4,190
1.88%, 07/31/2026 7,400 7,730
1.88%, 02/15/2051 1,070 950
2.00%, 07/31/2022 3,331 3,415
2.00%, 10/31/2022 4,050 4,169
2.00%, 11/30/2022 3,615 3,726
2.00%, 02/15/2023 4,597 4,754
2.00%, 04/30/2024 4,035 4,235
2.00%, 05/31/2024 6,765 7,104
2.00%, 06/30/2024 5,195 5,458
2.00%, 02/15/2025 8,570 9,026
2.00%, 08/15/2025 4,850 5,110
2.00%, 11/15/2026 13,300 13,955
2.00%, 02/15/2050 4,900 4,481
2.13%, 05/15/2022 4,160 4,254
2.13%, 06/30/2022 4,365 4,474
2.13%, 12/31/2022 6,600 6,827
2.13%, 03/31/2024 3,525 3,711
2.13%, 07/31/2024 5,580 5,890
2.13%, 09/30/2024 4,770 5,039
2.13%, 11/30/2024 4,460 4,715

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.13%, 05/15/2025 $ 8,950 $ 9,474
2.13%, 05/31/2026 2,000 2,116
2.25%, 04/15/2022 4,315 4,412
2.25%, 12/31/2023 3,655 3,850
2.25%, 01/31/2024 1,475 1,555
2.25%, 04/30/2024 4,850 5,128
2.25%, 10/31/2024 3,336 3,540
2.25%, 11/15/2024 8,963 9,512
2.25%, 12/31/2024 3,000 3,187
2.25%, 11/15/2025 2,500 2,662
2.25%, 03/31/2026 5,000 5,323
2.25%, 02/15/2027 8,160 8,667
2.25%, 08/15/2027 5,535 5,866
2.25%, 11/15/2027 9,840 10,416
2.25%, 08/15/2046 4,700 4,561
2.25%, 08/15/2049 6,380 6,169
2.38%, 01/31/2023 4,235 4,407
2.38%, 02/29/2024 4,635 4,909
2.38%, 08/15/2024 4,595 4,890
2.38%, 04/30/2026 5,000 5,354
2.38%, 05/15/2027 15,430 16,491
2.38%, 05/15/2029 8,350 8,873
2.38%, 11/15/2049 5,505 5,469
2.50%, 03/31/2023 4,560 4,772
2.50%, 08/15/2023 13,632 14,369
2.50%, 01/31/2024 4,530 4,808
2.50%, 05/15/2024 3,066 3,268
2.50%, 01/31/2025 3,300 3,539
2.50%, 02/15/2045 5,035 5,140
2.50%, 02/15/2046 2,925 2,981
2.50%, 05/15/2046 4,425 4,509
2.63%, 06/30/2023 4,360 4,597
2.63%, 03/31/2025 1,805 1,946
2.63%, 12/31/2025 5,000 5,411
2.63%, 02/15/2029 11,995 12,974
2.75%, 04/30/2023 4,205 4,428
2.75%, 08/31/2023 3,000 3,182
2.75%, 11/15/2023 5,656 6,023
2.75%, 02/15/2024 5,336 5,707
2.75%, 02/28/2025 9,505 10,288
2.75%, 06/30/2025 1,280 1,389
2.75%, 08/31/2025 5,225 5,675
2.75%, 02/15/2028 9,145 9,975
2.75%, 08/15/2042 1,591 1,707
2.75%, 11/15/2042 2,610 2,797
2.75%, 08/15/2047 6,290 6,723
2.75%, 11/15/2047 5,740 6,137
2.88%, 10/31/2023 3,000 3,201
2.88%, 11/30/2023 2,935 3,137
2.88%, 04/30/2025 2,475 2,695
2.88%, 05/31/2025 4,120 4,489
2.88%, 07/31/2025 2,000 2,182
2.88%, 11/30/2025 3,435 3,756
2.88%, 05/15/2028 4,400 4,837
2.88%, 08/15/2028 5,140 5,654
2.88%, 05/15/2043 5,703 6,239
2.88%, 08/15/2045 4,255 4,646
2.88%, 11/15/2046 850 929
2.88%, 05/15/2049 5,720 6,281
3.00%, 09/30/2025 820 900
3.00%, 10/31/2025 4,500 4,942
3.00%, 05/15/2042 1,200 1,340
3.00%, 11/15/2044 4,995 5,569
3.00%, 05/15/2045 4,260 4,749
3.00%, 11/15/2045 3,500 3,907
3.00%, 02/15/2047 5,075 5,680
3.00%, 05/15/2047 3,400 3,806
3.00%, 02/15/2048 6,075 6,810
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.00%, 08/15/2048 $ 3,700 $ 4,152
3.00%, 02/15/2049 4,115 4,623
3.13%, 11/15/2028 4,855 5,429
3.13%, 11/15/2041 1,700 1,936
3.13%, 02/15/2042 805 917
3.13%, 02/15/2043 4,020 4,574
3.13%, 08/15/2044 4,060 4,620
3.13%, 05/15/2048 4,020 4,610
3.38%, 05/15/2044 3,425 4,055
3.38%, 11/15/2048 6,575 7,896
3.50%, 02/15/2039 1,170 1,403
3.63%, 08/15/2043 3,570 4,382
3.63%, 02/15/2044 5,760 7,081
3.75%, 11/15/2043 1,165 1,457
3.88%, 08/15/2040 1,669 2,105
4.25%, 11/15/2040 1,135 1,502
4.38%, 11/15/2039 2,970 3,970
4.38%, 05/15/2040 1,489 1,996
4.38%, 05/15/2041 1,660 2,236
4.50%, 02/15/2036 4,490 5,940
4.50%, 05/15/2038 710 953
4.50%, 08/15/2039 1,235 1,672
4.63%, 02/15/2040 1,100 1,517
4.75%, 02/15/2037 2,290 3,132
4.75%, 02/15/2041 2,628 3,699
5.25%, 11/15/2028 2,415 3,075
5.25%, 02/15/2029 2,000 2,559
5.38%, 02/15/2031 3,616 4,837
6.00%, 02/15/2026 2,000 2,489
6.13%, 11/15/2027 2,225 2,909
6.13%, 08/15/2029 1,000 1,362
6.25%, 05/15/2030 1,500 2,093
6.38%, 08/15/2027 1,830 2,408
6.88%, 08/15/2025 1,000 1,264
$ 1,024,106
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,773,040
Total Investments $ 3,050,980
Other Assets and Liabilities -  (10.94)% (300,975)
TOTAL NET ASSETS - 100.00% $ 2,750,005
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $26,689 or 0.97% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,219 or 0.99% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,814 or 0.58% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.

Schedule of Investments
Bond Market Index Account
March 31, 2021 (unaudited)
See accompanying notes.

(k) Security was purchased in a "to-be-announced" ("TBA") transaction. See accompanying notes for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 42 .06%
Mortgage Securities 28 .77%
Money Market Funds 12 .24%
Financial 8 .44%
Consumer, Non-cyclical 4 .58%
Communications 2 .70%
Utilities 2 .09%
Energy 2 .04%
Industrial 1 .99%
Technology 1 .88%
Consumer, Cyclical 1 .38%
Investment Companies 1 .34%
Basic Materials 0 .63%
Revenue Bonds 0 .36%
General Obligation Unlimited 0 .21%
Asset Backed Securities 0 .19%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 10 .94 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 233,150 $ 594,001 $ 496,904 $ 330,247
$ 233,150 $ 594,001 $ 496,904 $ 330,247
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 14.50% Shares Held Value (000's)
Exchange-Traded Funds - 5.76%
iShares iBoxx High Yield Corporate Bond ETF
(a)
60,000 $ 5,231
SPDR Bloomberg Barclays High Yield Bond
ETF
(a)
81,000 8,813
$ 14,044
Money Market Funds - 8.74%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(b),(c)
2,613,498 2,613
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
18,692,970 18,693
$ 21,306
TOTAL INVESTMENT COMPANIES $ 35,350
COMMON STOCKS - 0.08% Shares Held Value (000's)
Oil & Gas - 0.08%
EP Energy Corp
(e)
2,695 $ 197
TOTAL COMMON STOCKS $ 197
BONDS - 65.07%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2.00%
Boeing Co/The
1.95%, 02/01/2024 $ 1,620 $ 1,660
2.20%, 02/04/2026 635 633
2.80%, 03/01/2024 300 312
3.10%, 05/01/2026 190 201
4.88%, 05/01/2025 380 423
Raytheon Technologies Corp
3.50%, 03/15/2027 215 235
4.45%, 11/16/2038 115 133
4.50%, 06/01/2042 205 245
5.40%, 05/01/2035 130 164
Signature Aviation US Holdings Inc
5.38%, 05/01/2026
(f)
60 61
SSL Robotics LLC
9.75%, 12/31/2023
(f)
133 150
TransDigm Inc
6.25%, 03/15/2026
(f)
80 85
7.50%, 03/15/2027 156 166
8.00%, 12/15/2025
(f)
80 87
Triumph Group Inc
5.25%, 06/01/2022 55 55
8.88%, 06/01/2024
(f)
232 261
$ 4,871
Agriculture - 0.70%
Altria Group Inc
2.35%, 05/06/2025 155 160
3.40%, 02/04/2041 240 223
BAT Capital Corp
3.22%, 08/15/2024 170 181
3.56%, 08/15/2027 520 553
4.54%, 08/15/2047 120 121
JBS Investments II GmbH
7.00%, 01/15/2026
(f)
200 213
Reynolds American Inc
5.70%, 08/15/2035 165 196
5.85%, 08/15/2045 45 53
$ 1,700
Airlines - 0.71%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
25 26
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(f)
992 1,059
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
240 255
Southwest Airlines Co
4.75%, 05/04/2023 85 92
5.25%, 05/04/2025 255 290
$ 1,722
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 3.76%
AmeriCredit Automobile Receivables Trust
2020-1
0.46%, 03/20/2023 $ 1,055 $ 1,055
1.00 x 1 Month USD LIBOR + 0.35%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 304 304
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 350 350
CarMax Auto Owner Trust 2020-3
0.36%, 06/15/2023 392 393
1.00 x 1 Month USD LIBOR + 0.25%
Drive Auto Receivables Trust 2020-2
0.64%, 07/17/2023 185 186
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2020-B
0.37%, 12/15/2022 620 621
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 335 336
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 721 722
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 775 775
Mercedes-Benz Auto Lease Trust 2019-A
3.10%, 11/15/2021 46 46
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 830 830
Santander Drive Auto Receivables Trust 2020-2
0.46%, 05/15/2023 356 356
1.00 x 1 Month USD LIBOR + 0.35%
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 821 821
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 304 304
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 625 625
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(f)
483 486
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 951 951
$ 9,161
Automobile Manufacturers - 2.13%
BMW US Capital LLC
3.80%, 04/06/2023
(f)
305 324
3.90%, 04/09/2025
(f)
550 606
Ford Motor Co
8.50%, 04/21/2023 75 84
9.00%, 04/22/2025 150 182
9.63%, 04/22/2030 25 35
Ford Motor Credit Co LLC
3.35%, 11/01/2022 290 296
4.14%, 02/15/2023 520 537
4.25%, 09/20/2022 450 466
General Motors Co
4.88%, 10/02/2023 665 728
6.25%, 10/02/2043 120 154
6.60%, 04/01/2036 275 357
General Motors Financial Co Inc
1.25%, 01/08/2026 375 368
1.70%, 08/18/2023 285 290
3.45%, 01/14/2022 365 372
3.95%, 04/13/2024 280 301
Navistar International Corp
6.63%, 11/01/2025
(f)
53 55
9.50%, 05/01/2025
(f)
25 27
$ 5,182

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.10%
Tenneco Inc
7.88%, 01/15/2029
(f)
$ 225 $ 252
Banks - 10.72%
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(f)
150 155
Banco Santander SA
2.75%, 05/28/2025 1,000 1,045
Bank of America Corp
2.68%, 06/19/2041
(g)
680 637
United States Secured Overnight Financing
Rate + 1.93%
2.88%, 10/22/2030
(g)
305 314
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(g)
165 173
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(g)
135 145
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 1,450 1,599
4.25%, 10/22/2026 150 168
4.30%, 01/28/2025
(g),(h)
175 176
3 Month USD LIBOR + 2.66%
Barclays PLC
2.85%, 05/07/2026
(g)
600 628
United States Secured Overnight Financing
Rate + 2.71%
7.75%, 09/15/2023
(g),(h),(i)
400 437
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(f),(g)
900 923
United States Secured Overnight Financing
Rate + 2.07%
4.50%, 02/25/2030
(a),(f),(g),(h),(i)
310 306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
CIT Group Inc
5.00%, 08/15/2022 120 126
5.80%, 06/15/2022
(a),(g),(h)
303 313
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(g)
495 528
United States Secured Overnight Financing
Rate + 2.84%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 705
Credit Suisse Group AG
2.19%, 06/05/2026
(f),(g)
500 508
United States Secured Overnight Financing
Rate + 2.04%
5.25%, 02/11/2027
(f),(g),(h),(i)
1,040 1,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Danske Bank A/S
3.00%, 09/20/2022
(f),(g)
1,000 1,010
3 Month USD LIBOR + 1.25%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(f),(g)
315 341
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG
6.00%, 10/30/2025
(g),(h),(i)
240 243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(g)
725 744
United States Secured Overnight Financing
Rate + 2.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 $ 275 $ 296
3.85%, 01/26/2027 160 176
6.75%, 10/01/2037 300 424
HSBC Holdings PLC
1.65%, 04/18/2026
(g)
475 475
United States Secured Overnight Financing
Rate + 1.54%
2.63%, 11/07/2025
(g)
335 350
United States Secured Overnight Financing
Rate + 1.40%
4.25%, 03/14/2024 435 474
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/2031
(f),(g),(i)
200 194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
JPMorgan Chase & Co
2.08%, 04/22/2026
(g)
335 344
United States Secured Overnight Financing
Rate + 1.85%
3.96%, 11/15/2048
(g)
20 22
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 340 424
5.50%, 10/15/2040 260 341
Lloyds Banking Group PLC
3.87%, 07/09/2025
(g)
850 925
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.86%, 10/21/2025
(g)
600 597
United States Secured Overnight Financing
Rate + 0.75%
0.99%, 12/10/2026
(g)
1,861 1,817
United States Secured Overnight Financing
Rate + 0.72%
2.19%, 04/28/2026
(g)
150 155
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(g)
170 185
United States Secured Overnight Financing
Rate + 3.12%
4.05%, 04/15/2021
(h)
165 165
3 Month USD LIBOR + 3.81%
4.35%, 09/08/2026 800 904
5.00%, 11/24/2025 330 379
6.38%, 07/24/2042 120 175
Natwest Group PLC
4.27%, 03/22/2025
(g)
200 218
3 Month USD LIBOR + 1.76%
6.00%, 12/29/2025
(g),(h),(i)
425 466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
NatWest Markets PLC
2.38%, 05/21/2023
(f)
200 207
Popular Inc
6.13%, 09/14/2023 65 70
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(g)
345 345
United States Secured Overnight Financing
Rate + 0.79%
1.53%, 08/21/2026
(g)
635 630
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.90%, 03/15/2032
(g)
450 447
United States Secured Overnight Financing
Rate + 1.48%

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
2.82%, 01/30/2026
(f),(g)
$ 535 $ 556
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(f),(g),(h),(i)
215 234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 650 668
Wells Fargo & Co
4.40%, 06/14/2046 170 189
Westpac Banking Corp
4.11%, 07/24/2034
(g)
85 91
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 815 916
$ 26,133
Beverages - 0.54%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 126
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 216
5.45%, 01/23/2039 225 281
Central American Bottling Corp
5.75%, 01/31/2027
(f)
95 100
Constellation Brands Inc
2.88%, 05/01/2030 90 92
3.15%, 08/01/2029 410 430
4.40%, 11/15/2025 70 79
$ 1,324
Building Materials - 0.58%
Builders FirstSource Inc
5.00%, 03/01/2030
(f)
60 63
6.75%, 06/01/2027
(f)
71 77
Carrier Global Corp
2.24%, 02/15/2025 45 47
Cemex SAB de CV
5.20%, 09/17/2030
(f)
200 216
Masco Corp
1.50%, 02/15/2028 575 552
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
295 309
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(f)
140 146
$ 1,410
Chemicals - 0.75%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
200 201
CF Industries Inc
4.95%, 06/01/2043 126 144
5.15%, 03/15/2034 133 152
DuPont de Nemours Inc
5.32%, 11/15/2038 165 207
5.42%, 11/15/2048 105 135
EI du Pont de Nemours and Co
1.70%, 07/15/2025 120 122
Element Solutions Inc
3.88%, 09/01/2028
(f)
326 322
LYB International Finance III LLC
2.88%, 05/01/2025 250 264
NOVA Chemicals Corp
5.25%, 08/01/2023
(f)
55 55
SABIC Capital II BV
4.00%, 10/10/2023
(f)
200 216
$ 1,818
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 1.94%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 $ 250 $ 263
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 964
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 377
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.68%, 12/15/2039
(j),(k)
98 2
GS Mortgage Securities Trust 2011-GC5
1.20%, 08/10/2044
(f),(j),(k)
4,983 1
GS Mortgage Securities Trust 2013-GC16
1.02%, 11/10/2046
(j),(k)
1,845 41
GS Mortgage Securities Trust 2014-GC26
0.96%, 11/10/2047
(j),(k)
4,092 117
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 408
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 336
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(f),(k)
350 351
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.49%, 12/15/2047
(j),(k)
1,751 34
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 525
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.41%, 11/15/2047
(k)
500 483
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.41%, 08/15/2045
(f),(j),(k)
2,976 37
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.00%, 02/15/2047
(j),(k)
4,159 93
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.00%, 06/15/2047
(j),(k)
3,297 78
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.04%, 10/15/2030
(f),(j),(k)
3,457 38
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.60%, 12/10/2045
(f),(j),(k)
1,150 21
3.32%, 12/10/2045
(f)
500 517
WFRBS Commercial Mortgage Trust 2013-C12
1.18%, 03/15/2048
(f),(j),(k)
2,264 39
$ 4,725
Commercial Services - 0.29%
DP World PLC
6.85%, 07/02/2037 100 129
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
104 101
6.25%, 01/15/2028
(f)
142 148
United Rentals North America Inc
3.88%, 02/15/2031 145 145
4.88%, 01/15/2028 169 178
$ 701
Computers - 0.28%
Apple Inc
2.75%, 01/13/2025 220 234

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(f)
$ 250 $ 273
NCR Corp
5.13%, 04/15/2029
(f),(l)
185 187
$ 694
Consumer Products - 0.51%
Kimberly-Clark Corp
1.05%, 09/15/2027 1,200 1,165
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
75 75
$ 1,240
Credit Card Asset Backed Securities - 1.45%
Barclays Dryrock Issuance Trust
0.44%, 07/15/2024 1,300 1,302
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.31%, 04/17/2023 1,238 1,238
1.00 x 1 Month USD LIBOR + 0.20%
0.66%, 06/15/2023 1,000 1,001
1.00 x 1 Month USD LIBOR + 0.55%
$ 3,541
Diversified Financial Services - 2.38%
AerCap Holdings NV
5.88%, 10/10/2079
(g)
150 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 1,000 1,042
4.50%, 09/15/2023 705 758
Air Lease Corp
2.88%, 01/15/2026 625 649
3.38%, 07/01/2025 370 391
Ally Financial Inc
4.25%, 04/15/2021 30 30
4.63%, 03/30/2025 270 300
5.80%, 05/01/2025 445 516
Brookfield Finance Inc
4.00%, 04/01/2024 650 706
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
30 31
6.63%, 03/15/2026 336 354
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(m)
97 93
ILFC E-Capital Trust II
4.22%, 12/21/2065
(f),(k)
100 83
Navient Corp
6.63%, 07/26/2021 125 127
6.75%, 06/15/2026 103 112
OneMain Finance Corp
5.63%, 03/15/2023 75 79
6.63%, 01/15/2028 122 138
6.88%, 03/15/2025 199 226
8.88%, 06/01/2025 5 6
$ 5,795
Electric - 2.73%
Avangrid Inc
3.20%, 04/15/2025 490 525
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(f)
200 201
CMS Energy Corp
3.00%, 05/15/2026 75 80
4.70%, 03/31/2043 120 136
Colbun SA
3.15%, 03/06/2030
(f)
200 205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Commonwealth Edison Co
4.00%, 03/01/2049 $ 225 $ 252
Dominion Energy Inc
3.90%, 10/01/2025 100 110
4.25%, 06/01/2028 85 96
DTE Electric Co
3.95%, 03/01/2049 60 67
DTE Energy Co
1.05%, 06/01/2025 65 64
3.40%, 06/15/2029 280 297
Enel Chile SA
4.88%, 06/12/2028 280 324
Entergy Corp
1.90%, 06/15/2028 424 414
Exelon Corp
3.50%, 06/01/2022 215 222
Georgia Power Co
3.25%, 03/15/2051 566 540
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 145 149
3.50%, 04/01/2029 300 322
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
30 32
NRG Energy Inc
7.25%, 05/15/2026 85 88
Pacific Gas and Electric Co
1.75%, 06/16/2022 735 736
4.20%, 06/01/2041 185 184
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(f)
200 210
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 94
4.75%, 07/15/2043 90 108
Public Service Co of Colorado
1.88%, 06/15/2031 600 574
Southern California Edison Co
4.20%, 03/01/2029 125 139
4.88%, 03/01/2049 150 174
Tucson Electric Power Co
4.85%, 12/01/2048 25 30
Virginia Electric and Power Co
3.80%, 04/01/2028 180 199
4.60%, 12/01/2048 60 74
$ 6,646
Electrical Components & Equipment - 0.21%
Energizer Holdings Inc
4.38%, 03/31/2029
(f)
102 102
4.75%, 06/15/2028
(f)
79 82
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
90 98
7.25%, 06/15/2028
(f)
213 238
$ 520
Electronics - 0.09%
Sensata Technologies BV
5.00%, 10/01/2025
(f)
145 160
Sensata Technologies Inc
4.38%, 02/15/2030
(f)
51 54
$ 214
Engineering & Construction - 0.16%
MasTec Inc
4.50%, 08/15/2028
(f)
238 247
TopBuild Corp
3.63%, 03/15/2029
(f)
145 143
$ 390

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.37%
Boyne USA Inc
7.25%, 05/01/2025
(f)
$ 45 $ 47
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
369 393
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(f)
140 144
Scientific Games International Inc
5.00%, 10/15/2025
(f)
245 254
8.63%, 07/01/2025
(f)
55 60
$ 898
Food - 1.54%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
217 225
5.75%, 03/15/2025
(a)
12 12
5.88%, 02/15/2028
(f)
178 190
Cencosud SA
4.38%, 07/17/2027
(f)
200 221
Conagra Brands Inc
1.38%, 11/01/2027 1,150 1,108
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
125 129
Gruma SAB de CV
4.88%, 12/01/2024
(f)
350 388
Ingles Markets Inc
5.75%, 06/15/2023 59 59
Kraft Heinz Foods Co
3.75%, 04/01/2030 32 34
4.25%, 03/01/2031 170 187
4.38%, 06/01/2046 146 153
Minerva Luxembourg SA
4.38%, 03/18/2031
(f)
400 391
Pilgrim's Pride Corp
4.25%, 04/15/2031
(f),(l)
115 115
Post Holdings Inc
4.50%, 09/15/2031
(f)
320 316
4.63%, 04/15/2030
(f)
32 32
Want Want China Finance Ltd
2.88%, 04/27/2022 200 203
$ 3,763
Forest Products & Paper - 0.10%
Clearwater Paper Corp
4.75%, 08/15/2028
(f)
10 10
Mercer International Inc
5.13%, 02/01/2029
(f)
155 161
Suzano Austria GmbH
3.75%, 01/15/2031 75 77
$ 248
Healthcare - Products - 0.53%
Abbott Laboratories
4.90%, 11/30/2046 385 502
Boston Scientific Corp
3.45%, 03/01/2024 290 311
4.55%, 03/01/2039 260 306
4.70%, 03/01/2049 135 163
Medtronic Inc
4.38%, 03/15/2035 16 19
$ 1,301
Healthcare - Services - 0.73%
Centene Corp
3.00%, 10/15/2030 196 196
3.38%, 02/15/2030 107 108
4.25%, 12/15/2027 259 272
5.38%, 06/01/2026
(f)
93 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(f)
$ 15 $ 16
8.00%, 03/15/2026
(f)
145 157
8.00%, 12/15/2027
(f)
190 208
HCA Inc
3.50%, 09/01/2030 294 297
5.88%, 05/01/2023 150 163
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(f)
140 149
Tenet Healthcare Corp
4.63%, 09/01/2024
(f)
80 82
7.50%, 04/01/2025
(f)
25 27
$ 1,772
Home Builders - 0.55%
Empire Communities Corp
7.00%, 12/15/2025
(f)
185 195
Forestar Group Inc
5.00%, 03/01/2028
(f)
190 197
8.00%, 04/15/2024
(f)
247 258
KB Home
7.63%, 05/15/2023 55 60
Lennar Corp
4.75%, 05/30/2025 100 111
4.88%, 12/15/2023 80 87
LGI Homes Inc
6.88%, 07/15/2026
(f)
187 195
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
81 86
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
140 143
$ 1,332
Home Equity Asset Backed Securities - 0.08%
Saxon Asset Securities Trust 2004-1
1.80%, 03/25/2035 117 82
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.87%, 02/25/2035 123 121
1.00 x 1 Month USD LIBOR + 0.77%
$ 203
Insurance - 1.77%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
105 103
7.00%, 11/15/2025
(f)
85 88
AIA Group Ltd
3.20%, 09/16/2040
(f)
1,400 1,377
American International Group Inc
3.90%, 04/01/2026 70 77
4.50%, 07/16/2044 280 317
Arch Capital Finance LLC
4.01%, 12/15/2026 125 141
Arch Capital Group Ltd
3.64%, 06/30/2050 375 376
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 955 891
Markel Corp
3.35%, 09/17/2029 265 281
4.30%, 11/01/2047 95 106
XLIT Ltd
4.45%, 03/31/2025 495 552
$ 4,309
Internet - 1.01%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 191
2.70%, 02/09/2041 475 431
Alphabet Inc
1.90%, 08/15/2040 395 341

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
B2W Digital Lux Sarl
4.38%, 12/20/2030
(f)
$ 200 $ 195
Baidu Inc
4.38%, 05/14/2024 200 219
Expedia Group Inc
3.60%, 12/15/2023
(f)
210 224
Meituan
2.13%, 10/28/2025
(f)
200 199
Netflix Inc
4.38%, 11/15/2026 187 209
4.88%, 06/15/2030
(f)
85 98
NortonLifeLock Inc
3.95%, 06/15/2022 65 66
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
275 299
$ 2,472
Investment Companies - 0.11%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
180 189
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 50 52
6.25%, 02/01/2022 22 22
$ 263
Iron & Steel - 0.75%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(f)
265 288
CSN Inova Ventures
6.75%, 01/28/2028
(f)
200 212
Nucor Corp
2.00%, 06/01/2025 90 93
Steel Dynamics Inc
2.40%, 06/15/2025 145 151
2.80%, 12/15/2024 700 740
Vale Overseas Ltd
3.75%, 07/08/2030 320 334
$ 1,818
Leisure Products & Services - 0.09%
Life Time Inc
5.75%, 01/15/2026
(f)
90 92
NCL Corp Ltd
3.63%, 12/15/2024
(f)
40 38
12.25%, 05/15/2024
(f)
75 91
$ 221
Lodging - 0.49%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(f)
10 11
5.75%, 05/01/2028
(f)
227 244
Marriott International Inc/MD
2.85%, 04/15/2031 565 555
3.60%, 04/15/2024 300 319
MGM Resorts International
6.00%, 03/15/2023 60 64
$ 1,193
Machinery - Diversified - 0.13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
149 156
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 159
$ 315
Media - 2.90%
AMC Networks Inc
4.75%, 08/01/2025 223 229
Cable Onda SA
4.50%, 01/30/2030 200 212
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
$ 355 $ 362
4.75%, 03/01/2030
(f)
234 242
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 356
3.70%, 04/01/2051 185 173
4.46%, 07/23/2022 320 334
4.80%, 03/01/2050 135 145
4.91%, 07/23/2025 620 703
6.48%, 10/23/2045 120 156
Comcast Corp
4.60%, 10/15/2038 280 338
4.60%, 08/15/2045 160 193
6.45%, 03/15/2037 200 284
CSC Holdings LLC
6.50%, 02/01/2029
(f)
208 230
6.75%, 11/15/2021 40 41
DISH DBS Corp
5.88%, 11/15/2024 133 139
6.75%, 06/01/2021 40 40
7.38%, 07/01/2028 147 154
Fox Corp
5.48%, 01/25/2039 95 119
5.58%, 01/25/2049 90 115
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
225 229
Time Warner Cable LLC
4.00%, 09/01/2021 225 226
5.88%, 11/15/2040 135 168
6.55%, 05/01/2037 100 131
UPC Holding BV
5.50%, 01/15/2028
(f)
300 310
ViacomCBS Inc
2.90%, 01/15/2027 350 368
4.38%, 03/15/2043 105 113
4.75%, 05/15/2025 215 243
4.95%, 05/19/2050 120 141
Walt Disney Co/The
2.65%, 01/13/2031 30 31
3.50%, 05/13/2040 260 275
5.40%, 10/01/2043 80 106
Ziggo BV
5.50%, 01/15/2027
(f)
150 156
$ 7,062
Mining - 0.56%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(f)
200 203
Freeport-McMoRan Inc
4.25%, 03/01/2030 70 74
4.63%, 08/01/2030 42 46
Glencore Funding LLC
3.00%, 10/27/2022
(f)
400 413
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
80 83
6.13%, 04/01/2029
(f)
10 11
IAMGOLD Corp
5.75%, 10/15/2028
(f)
242 245
Novelis Corp
4.75%, 01/30/2030
(f)
234 241
5.88%, 09/30/2026
(f)
60 63
$ 1,379
Miscellaneous Manufacturers - 0.17%
General Electric Co
5.88%, 01/14/2038 325 421

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 2.09%
Fannie Mae REMIC Trust 2005-W2
0.31%, 05/25/2035 $ 21 $ 21
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 60 62
3.00%, 04/25/2022
(j)
50 —
3.00%, 04/25/2027
(j)
131 8
3.00%, 09/25/2050
(j)
1,259 209
3.50%, 11/25/2027
(j)
95 6
3.50%, 07/25/2028
(j)
181 11
3.50%, 03/25/2031
(j)
164 5
5.99%, 02/25/2043
(j)
220 43
(1.00) x 1 Month USD LIBOR + 6.10%
5.99%, 09/25/2046
(j)
220 46
(1.00) x 1 Month USD LIBOR + 6.10%
6.39%, 03/25/2022
(j)
3 —
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
0.56%, 05/15/2049 1,684 1,693
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 03/15/2026
(j)
66 1
3.00%, 05/15/2027
(j)
98 5
3.00%, 10/15/2027
(j)
61 4
4.00%, 11/15/2038
(j)
49 —
Ginnie Mae
2.00%, 12/20/2050
(j)
1,091 129
2.50%, 10/20/2050
(j)
690 90
2.50%, 12/20/2050
(j)
1,293 181
3.00%, 07/20/2050
(j)
437 54
3.00%, 10/20/2050
(j)
1,278 191
3.00%, 11/20/2050
(j)
865 110
3.00%, 11/20/2050
(j)
1,444 189
3.00%, 11/20/2050
(j)
1,678 233
3.50%, 10/20/2049
(j)
678 91
5.39%, 05/20/2042
(j)
788 136
(1.00) x 1 Month USD LIBOR + 5.50%
5.99%, 11/20/2041
(j)
217 51
(1.00) x 1 Month USD LIBOR + 6.10%
5.99%, 06/20/2046
(j)
519 115
(1.00) x 1 Month USD LIBOR + 6.10%
6.03%, 12/20/2043
(j)
251 54
(1.00) x 1 Month USD LIBOR + 6.14%
6.09%, 08/20/2047
(j)
1,418 329
(1.00) x 1 Month USD LIBOR + 6.20%
6.54%, 02/20/2042
(j)
142 36
(1.00) x 1 Month USD LIBOR + 6.65%
6.97%, 04/20/2041
(j)
951 198
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
0.79%, 01/25/2036 158 157
1.00 x 1 Month USD LIBOR + 0.68%
JP Morgan Mortgage Trust 2016-2
2.72%, 06/25/2046
(f),(k)
240 240
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(f),(k)
39 39
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(f),(k)
313 315
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
0.61%, 02/25/2036 59 51
1.00 x 1 Month USD LIBOR + 0.50%
$ 5,103
Office & Business Equipment - 0.03%
Xerox Corp
4.38%, 03/15/2023 60 63
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 2.79%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
$ 370 $ 383
Antero Resources Corp
5.00%, 03/01/2025
(a)
60 60
7.63%, 02/01/2029
(f)
200 213
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
275 275
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(e),(n)
90 —
Continental Resources Inc/OK
3.80%, 06/01/2024 605 620
Ecopetrol SA
6.88%, 04/29/2030 165 201
Leviathan Bond Ltd
5.75%, 06/30/2023
(f)
175 183
Marathon Oil Corp
4.40%, 07/15/2027 175 193
6.60%, 10/01/2037 225 280
MEG Energy Corp
5.88%, 02/01/2029
(f)
30 30
6.50%, 01/15/2025
(f)
152 157
7.13%, 02/01/2027
(f)
60 63
Occidental Petroleum Corp
2.90%, 08/15/2024 164 162
3.40%, 04/15/2026 182 177
4.40%, 04/15/2046 118 101
5.88%, 09/01/2025 508 543
6.13%, 01/01/2031 40 44
6.63%, 09/01/2030 41 46
Petrobras Global Finance BV
5.60%, 01/03/2031 330 348
Petroleos Mexicanos
4.50%, 01/23/2026 175 174
5.35%, 02/12/2028 150 146
6.50%, 01/23/2029 215 217
6.84%, 01/23/2030 105 106
6.95%, 01/28/2060 225 193
Saudi Arabian Oil Co
1.63%, 11/24/2025
(f)
500 503
Shelf Drilling Holdings Ltd
8.88%, 11/15/2024
(f)
30 30
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(f)
325 332
Southwestern Energy Co
7.75%, 10/01/2027 187 200
Valero Energy Corp
2.85%, 04/15/2025 525 549
WPX Energy Inc
4.50%, 01/15/2030 128 138
5.25%, 09/15/2024 55 61
5.25%, 10/15/2027 25 27
5.75%, 06/01/2026 20 21
5.88%, 06/15/2028 14 15
$ 6,791
Other Asset Backed Securities - 1.38%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(f)
845 846
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(f)
855 855
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 440 440
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(f)
33 34
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 435 439

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(f)
$ 745 $ 745
$ 3,359
Packaging & Containers - 0.34%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
5.25%, 08/15/2027
(f)
240 245
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(f)
200 203
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 65 67
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 254 306
$ 821
Pharmaceuticals - 2.54%
AbbVie Inc
2.60%, 11/21/2024 170 180
3.75%, 11/14/2023 675 727
AstraZeneca PLC
0.70%, 04/08/2026 505 486
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
70 78
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
37 37
Becton Dickinson and Co
2.89%, 06/06/2022 158 162
3.36%, 06/06/2024 200 215
3.70%, 06/06/2027 450 496
Bristol-Myers Squibb Co
4.13%, 06/15/2039 240 279
Cigna Corp
3.40%, 03/15/2051 330 324
3.75%, 07/15/2023 115 123
4.38%, 10/15/2028 345 395
4.80%, 08/15/2038 165 197
4.90%, 12/15/2048 35 43
CVS Health Corp
3.63%, 04/01/2027 155 170
4.30%, 03/25/2028 79 90
4.88%, 07/20/2035 190 224
5.05%, 03/25/2048 785 964
Endo Luxembourg Finance Co I Sarl / Endo US
Inc
6.13%, 04/01/2029
(f)
115 116
Viatris Inc
1.65%, 06/22/2025
(f)
75 75
Zoetis Inc
3.25%, 02/01/2023 240 250
4.45%, 08/20/2048 345 412
4.70%, 02/01/2043 120 145
$ 6,188
Pipelines - 2.58%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(f)
200 221
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 100 101
5.75%, 03/01/2027
(f)
155 155
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
374 367
Energy Transfer Operating LP
3.75%, 05/15/2030 505 521
4.50%, 04/15/2024 390 425
5.15%, 03/15/2045 75 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
$ 310 $ 300
Enterprise Products Operating LLC
3.95%, 01/31/2060 80 80
4.20%, 01/31/2050 505 538
5.38%, 02/15/2078
(g)
250 251
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
(f)
80 86
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(f)
225 225
Kinder Morgan Inc
3.60%, 02/15/2051 375 349
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 199
5.75%, 05/15/2024 1,325 1,495
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 121 127
6.50%, 07/15/2027 165 179
Williams Cos Inc/The
4.55%, 06/24/2024 550 606
$ 6,302
REITs - 0.71%
American Tower Corp
1.30%, 09/15/2025 185 184
Crown Castle International Corp
2.90%, 04/01/2041 375 345
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 295 312
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(f)
150 144
6.00%, 04/15/2025
(f)
171 181
Host Hotels & Resorts LP
4.00%, 06/15/2025 260 276
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(f)
55 56
4.13%, 08/15/2030
(f)
242 244
$ 1,742
Retail - 0.30%
Falabella SA
3.75%, 04/30/2023
(f)
200 210
Gap Inc/The
8.38%, 05/15/2023
(f)
61 70
IRB Holding Corp
7.00%, 06/15/2025
(f)
15 16
L Brands Inc
6.63%, 10/01/2030
(f)
114 130
6.88%, 07/01/2025
(f)
30 34
9.38%, 07/01/2025
(f)
91 113
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
135 138
Macy's Retail Holdings LLC
2.88%, 02/15/2023 32 32
$ 743
Semiconductors - 1.10%
Applied Materials Inc
1.75%, 06/01/2030 440 424
Broadcom Inc
3.15%, 11/15/2025 63 67
3.42%, 04/15/2033
(f)
732 734
NVIDIA Corp
3.50%, 04/01/2040 255 274
3.50%, 04/01/2050 600 634
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(f)
400 433

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
$ 60 $ 63
3.15%, 05/01/2027
(f)
60 64
$ 2,693
Software - 1.45%
Activision Blizzard Inc
2.50%, 09/15/2050 510 428
3.40%, 09/15/2026 100 109
Adobe Inc
2.30%, 02/01/2030 575 581
Fiserv Inc
3.50%, 07/01/2029 850 917
4.40%, 07/01/2049 190 219
Microsoft Corp
2.92%, 03/17/2052 120 118
Open Text Corp
3.88%, 02/15/2028
(f)
130 131
5.88%, 06/01/2026
(f)
114 118
Oracle Corp
2.50%, 04/01/2025 255 268
2.80%, 04/01/2027 240 253
2.95%, 05/15/2025 100 107
4.00%, 11/15/2047 35 36
salesforce.com Inc
3.70%, 04/11/2028 230 257
$ 3,542
Sovereign - 3.24%
Brazilian Government International Bond
3.88%, 06/12/2030 225 218
CoBank ACB
6.25%, 10/01/2026
(g),(h)
115 124
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 200 196
4.50%, 03/15/2029 325 354
Dominican Republic International Bond
4.88%, 09/23/2032
(f)
400 408
5.30%, 01/21/2041
(f)
200 197
Egypt Government International Bond
5.25%, 10/06/2025
(f)
200 207
El Salvador Government International Bond
5.88%, 01/30/2025 165 165
Ghana Government International Bond
7.75%, 04/07/2029
(f),(l)
200 198
Guatemala Government Bond
4.50%, 05/03/2026 200 215
Honduras Government International Bond
7.50%, 03/15/2024 200 217
Indonesia Government International Bond
5.38%, 10/17/2023
(f)
300 334
Istanbul Metropolitan Municipality
6.38%, 12/09/2025
(f)
200 188
Mexico Government International Bond
5.00%, 04/27/2051 200 217
Panama Government International Bond
3.88%, 03/17/2028 200 218
Peruvian Government International Bond
2.78%, 01/23/2031 150 150
Qatar Government International Bond
4.63%, 06/02/2046 200 237
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(f)
400 460
Saudi Government International Bond
4.00%, 04/17/2025
(f)
275 303
4.50%, 10/26/2046 250 275
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Turkey Government International Bond
3.25%, 03/23/2023 $ 275 $ 264
6.38%, 10/14/2025 250 247
Ukraine Government International Bond
7.25%, 03/15/2033
(f)
200 199
9.75%, 11/01/2028
(f)
200 233
Uruguay Government International Bond
5.10%, 06/18/2050 100 124
$ 5,948
Student Loan Asset Backed Securities - 0.28%
SMB Private Education Loan Trust 2020-A
0.41%, 03/15/2027
(f)
692 692
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2.92%
AT&T Inc
2.55%, 12/01/2033
(f)
199 189
3.10%, 02/01/2043 150 140
3.50%, 06/01/2041 215 212
3.50%, 09/15/2053
(f)
954 882
4.05%, 12/15/2023 290 317
CommScope Inc
8.25%, 03/01/2027
(f)
283 303
Embarq Corp
8.00%, 06/01/2036 167 192
Level 3 Financing Inc
3.63%, 01/15/2029
(f)
156 151
4.25%, 07/01/2028
(f)
98 99
Lumen Technologies Inc
4.50%, 01/15/2029
(f)
115 112
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 279
Sprint Communications Inc
6.00%, 11/15/2022 75 80
Sprint Corp
7.13%, 06/15/2024 112 129
7.63%, 03/01/2026 121 148
7.88%, 09/15/2023 173 198
T-Mobile USA Inc
2.63%, 02/15/2029 130 126
3.50%, 04/15/2025
(f)
315 340
4.00%, 04/15/2022 125 128
VEON Holdings BV
3.38%, 11/25/2027
(f)
200 198
Verizon Communications Inc
2.88%, 11/20/2050 470 418
3.55%, 03/22/2051 1,115 1,113
3.70%, 03/22/2061 375 371
3.88%, 02/08/2029 270 300
4.50%, 08/10/2033 355 412
VTR Comunicaciones SpA
5.13%, 01/15/2028
(f)
200 209
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
74 73
$ 7,119
Transportation - 0.19%
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051
(l)
375 376
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(e),(n)
121 30
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(a),(f)
46 51
$ 457

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0.02%
DAE Funding LLC
4.50%, 08/01/2022
(f)
$ 45 $ 45
TOTAL BONDS $ 158,617
SENIOR FLOATING RATE INTERESTS
- 1.52%
Principal
Amount (000's) Value (000's)
Airlines - 0.04%
American Airlines Inc
0.00%, 03/10/2028
(o),(p)
$ 105 $ 107
1 Month USD LIBOR + 4.75%
Automobile Manufacturers - 0.11%
Navistar Inc
3.62%, 11/06/2024
(p)
259 259
3 Month USD LIBOR + 3.00%
Commercial Services - 0.10%
Garda World Security Corp
4.37%, 10/30/2026
(p)
255 255
1 Month USD LIBOR + 4.25%
Consumer Products - 0.09%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(p)
224 221
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.19%
Russell Investments US Institutional Holdco Inc
4.00%, 06/02/2025
(p)
463 461
1 Month USD LIBOR + 3.00%
Entertainment - 0.17%
CCM Merger Inc
4.50%, 10/29/2025
(p)
174 174
1 Month USD LIBOR + 3.75%
Enterprise Development Authority/The
0.00%, 02/18/2028
(o),(p)
195 196
1 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.36%, 03/24/2025
(p)
49 48
3 Month USD LIBOR + 2.00%
$ 418
Food - 0.02%
Bellring Brands LLC
4.75%, 10/21/2024
(p)
49 50
1 Month USD LIBOR + 4.00%
Healthcare - Services - 0.10%
PPD Inc
2.75%, 01/06/2028
(p)
255 253
1 Month USD LIBOR + 2.25%
Insurance - 0.18%
Acrisure LLC
3.70%, 02/15/2027
(p)
145 143
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
5.51%, 02/13/2027
(p)
129 129
1 Month USD LIBOR + 4.50%
Asurion LLC
3.11%, 11/03/2023
(p)
60 59
1 Month USD LIBOR + 7.25%
5.36%, 01/29/2028
(p)
100 102
1 Month USD LIBOR + 5.25%
$ 433
Lodging - 0.02%
Golden Nugget LLC
3.25%, 10/04/2023
(p)
62 61
1 Month USD LIBOR + 2.50%
Media - 0.02%
CSC Holdings LLC
2.61%, 04/15/2027
(p)
49 49
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(p)
$ 20 $ 22
1 Month USD LIBOR + 9.00%
Pharmaceuticals - 0.20%
Bausch Health Americas Inc
3.11%, 05/19/2025
(p)
300 299
3 Month USD LIBOR + 7.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(p)
185 183
1 Month USD LIBOR + 5.00%
$ 482
Retail - 0.15%
IRB Holding Corp
2.95%, 02/05/2025
(p)
185 183
1 Month USD LIBOR + 2.75%
4.25%, 11/19/2027
(p)
175 174
1 Month USD LIBOR + 3.25%
$ 357
Telecommunications - 0.12%
Maxar Technologies Ltd
2.86%, 10/05/2024
(p)
104 103
1 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.11%, 03/09/2027
(p)
180 179
1 Month USD LIBOR + 3.00%
$ 282
TOTAL SENIOR FLOATING RATE INTERESTS $ 3,710
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 30.33%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.21%
2.00%, 02/01/2037 $ 7 $ 7
1.00 x 12 Month USD LIBOR + 1.63%
3.00%, 10/01/2042 36 38
3.00%, 11/01/2042 214 228
3.00%, 11/01/2042 37 40
3.00%, 03/01/2043 1,006 1,073
3.00%, 12/01/2046 85 89
3.50%, 10/01/2041 26 28
3.50%, 04/01/2042 75 81
3.50%, 04/01/2042 35 37
3.50%, 04/01/2045 35 38
3.50%, 10/01/2045 610 662
3.50%, 03/01/2048 91 98
4.00%, 02/01/2045 14 15
4.00%, 02/01/2046 51 57
4.00%, 02/01/2046 237 260
4.00%, 06/01/2046 42 46
4.00%, 04/01/2047 250 274
4.00%, 11/01/2047 315 342
4.50%, 07/01/2024 7 8
4.50%, 10/01/2041 23 26
4.50%, 12/01/2043 659 743
4.50%, 03/01/2046 201 226
5.00%, 06/01/2031 64 72
5.00%, 10/01/2035 21 24
5.00%, 06/01/2041 594 691
6.00%, 06/01/2032 16 19
6.00%, 10/01/2032 9 10
6.00%, 01/01/2038 43 51
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 4
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 3 3
6.50%, 05/01/2032 3 3
6.50%, 04/01/2035 6 7
7.00%, 12/01/2029 10 10
7.00%, 06/01/2030 3 4
7.00%, 12/01/2030 1 1

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.00%, 01/01/2031 $ 1 $ 1
7.00%, 12/01/2031 27 28
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 7 7
8.00%, 09/01/2030 29 31
$ 5,387
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.98%
2.00%, 04/01/2036
(q)
2,450 2,514
2.00%, 02/01/2051 4,621 4,627
2.00%, 03/01/2051 1,694 1,702
2.50%, 06/01/2035 1,718 1,787
2.50%, 08/01/2035 1,782 1,873
2.50%, 04/01/2036
(q)
700 728
2.50%, 04/01/2051
(q)
8,950 9,184
3.00%, 03/01/2034 195 205
3.00%, 03/01/2042 55 58
3.00%, 03/01/2042 58 62
3.00%, 05/01/2042 31 33
3.00%, 06/01/2042 54 57
3.00%, 06/01/2042 26 28
3.00%, 05/01/2043 132 141
3.00%, 07/01/2050 859 903
3.50%, 04/01/2030 241 260
3.50%, 05/01/2034 1,030 1,133
3.50%, 08/01/2034 225 241
3.50%, 12/01/2040 44 48
3.50%, 01/01/2041 26 29
3.50%, 12/01/2041 12 13
3.50%, 03/01/2042 24 26
3.50%, 04/01/2042 50 55
3.50%, 11/01/2042 795 870
3.50%, 02/01/2043 36 39
3.50%, 07/01/2043 634 690
3.50%, 01/01/2044 191 207
3.50%, 11/01/2044 1,056 1,136
3.50%, 03/01/2045 38 41
3.50%, 06/01/2045 73 79
3.50%, 11/01/2045 43 46
3.50%, 05/01/2046 31 33
3.50%, 10/01/2047 1,177 1,276
3.50%, 11/01/2047 485 523
3.50%, 03/01/2048 747 805
3.50%, 04/01/2048 974 1,049
4.00%, 03/01/2034 301 333
4.00%, 09/01/2040 58 64
4.00%, 05/01/2041 128 142
4.00%, 10/01/2041 18 20
4.00%, 10/01/2041 33 36
4.00%, 11/01/2041 28 31
4.00%, 04/01/2042 20 22
4.00%, 11/01/2043 23 25
4.00%, 11/01/2043 76 84
4.00%, 02/01/2044 85 94
4.00%, 06/01/2044 190 211
4.00%, 09/01/2044 18 19
4.00%, 09/01/2045 76 83
4.00%, 12/01/2045 403 440
4.00%, 08/01/2046 57 62
4.00%, 01/01/2047 35 38
4.00%, 11/01/2047 1,235 1,348
4.00%, 05/01/2048 89 96
4.00%, 10/01/2048 266 290
4.00%, 01/01/2049 147 159
4.50%, 07/01/2025 21 22
4.50%, 08/01/2040 32 35
4.50%, 11/01/2040 518 584
4.50%, 12/01/2040 23 26
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 08/01/2041 $ 21 $ 24
4.50%, 09/01/2041 174 197
4.50%, 05/01/2044 23 26
4.50%, 12/01/2044 51 56
4.50%, 06/01/2046 25 27
4.50%, 05/01/2047 54 59
4.50%, 05/01/2047 18 20
4.50%, 05/01/2049 187 205
5.00%, 10/01/2041 125 145
5.00%, 06/01/2048 279 315
5.50%, 12/01/2022 4 4
5.50%, 07/01/2033 181 210
5.50%, 04/01/2035 22 24
5.50%, 08/01/2036 360 422
5.50%, 02/01/2037 3 4
5.50%, 05/01/2040 24 28
6.00%, 05/01/2031 2 2
6.00%, 07/01/2035 106 127
6.00%, 02/01/2037 24 27
6.00%, 02/01/2038 40 48
6.50%, 03/01/2032 2 2
6.50%, 07/01/2037 13 15
6.50%, 07/01/2037 28 33
6.50%, 02/01/2038 25 29
6.50%, 03/01/2038 7 8
6.50%, 09/01/2038 102 121
$ 38,943
Government National Mortgage Association (GNMA) - 5.23%
2.00%, 04/01/2051 1,200 1,212
2.50%, 04/01/2051 4,500 4,643
3.00%, 02/15/2043 235 249
3.00%, 07/20/2044 313 333
3.00%, 01/20/2046 220 233
3.00%, 07/20/2046 346 365
3.00%, 12/20/2046 960 1,013
3.50%, 04/20/2046 148 162
3.50%, 10/20/2046 220 236
3.50%, 07/20/2047 787 854
4.00%, 02/15/2042 79 87
4.00%, 06/20/2046 44 47
4.00%, 01/20/2048 1,401 1,541
4.50%, 09/15/2039 447 514
4.50%, 11/15/2040 75 85
4.50%, 06/20/2048 11 12
5.00%, 02/15/2034 151 176
5.00%, 10/15/2034 55 64
5.00%, 10/20/2039 27 31
5.00%, 07/20/2040 12 13
5.00%, 02/15/2042 65 75
5.50%, 12/20/2033 77 88
5.50%, 05/20/2035 8 10
5.50%, 12/20/2048 309 340
6.00%, 01/20/2029 14 15
6.00%, 07/20/2029 2 3
6.00%, 12/15/2033 20 24
6.00%, 12/20/2036 42 49
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 2 2
6.50%, 12/15/2032 215 244
7.00%, 03/15/2031 2 2
7.50%, 05/15/2029 12 12
8.00%, 12/15/2030 5 6
$ 12,742
U.S. Treasury - 6.91%
0.38%, 01/31/2026 2,700 2,633
1.63%, 08/15/2029 1,100 1,104
2.25%, 11/15/2027 1,000 1,058

Schedule of Investments
Core Plus Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.00%, 05/15/2045 $ 1,140 $ 1,271
3.00%, 11/15/2045
(r)
2,750 3,070
3.13%, 05/15/2048 3,210 3,681
3.75%, 11/15/2043 1,650 2,064
4.75%, 02/15/2037 1,435 1,963
$ 16,844
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 73,916
Total Investments $ 271,790
Other Assets and Liabilities -  (11.50)% (28,034)
TOTAL NET ASSETS - 100.00% $ 243,756
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,777 or 4.42% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,953 or 4.49% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,782 or 17.55% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See accompanying notes for additional information. At the end of the period, the value of these securities totaled
$2,930 or 1.20% of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security purchased on a when-issued basis.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) This Senior Floating Rate Note will settle after March 31, 2021, at which time the interest rate will be determined.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction. See accompanying notes for additional information.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $246 or 0.10% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 27.45%
Financial 16.06%
Government 9.35%
Money Market Funds 8.74%
Consumer, Non-cyclical 7.89%
Communications 6.97%
Asset Backed Securities 6.95%
Investment Companies 5.76%
Energy 5.46%
Consumer, Cyclical 5.23%
Industrial 3.89%
Technology 2.86%
Utilities 2.73%
Basic Materials 2.16%
Other Assets and Liabilities
(11.50)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,172 $ 72,478 $ 63,957 $ 18,693
$ 10,172 $ 72,478 $ 63,957 $ 18,693
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2021 Short 49 $ 6,416 $ 48
US 2 Year Note; June 2021 Long 6 1,324 (1)
US 5 Year Note; June 2021 Short 71 8,761 23
US Long Bond; June 2021 Long 13 2,010 (40)
Total $ 30
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .25%
International Equity Index Fund
(a)
6,144,862 $ 70,727
MidCap S&P 400 Index Fund
(a)
1,714,583 41,476
SmallCap S&P 600 Index Fund
(a)
1,309,651 41,647
$ 153,850
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .78%
Bond Market Index Account
(a)
45,993,331 498,108
LargeCap S&P 500 Index Account
(a)
15,350,314 357,355
$ 855,463
TOTAL INVESTMENT COMPANIES $ 1,009,313
BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0 .00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(b),(c)
$ 5 $ —
TOTAL BONDS $ —
Total Investments $ 1,009,313
Other Assets and Liabilities -  (0.03)% (258)
TOTAL NET ASSETS - 100.00% $ 1,009,055
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .36%
Domestic Equity Funds 43 .66%
International Equity Funds 7 .01%
Energy 0 .00%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 505,059 $ 26,074 $ 15,567 $ 498,108
International Equity Index Fund 72,147 560 4,413 70,727
LargeCap S&P 500 Index Account 358,328 415 22,657 357,355
MidCap S&P 400 Index Fund 43,453 47 7,409 41,476
SmallCap S&P 600 Index Fund 41,548 346 7,344 41,647
$ 1,020,535 $ 27,442 $ 57,390 $ 1,009,313
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (64) $ — $ (17,394)
International Equity Index Fund — 37 — 2,396
LargeCap S&P 500 Index Account — 10,028 — 11,241
MidCap S&P 400 Index Fund — 1,510 — 3,875
SmallCap S&P 600 Index Fund — 3,158 — 3,939
$ — $ 14,669 $ — $ 4,057
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .25%
International Equity Index Fund
(a)
1,117,753 $ 12,865
MidCap S&P 400 Index Fund
(a)
311,875 7,544
SmallCap S&P 600 Index Fund
(a)
238,219 7,576
$ 27,985
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .78%
Bond Market Index Account
(a)
8,366,333 90,607
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,642,923 64,917
$ 155,524
TOTAL INVESTMENT COMPANIES $ 183,509
Total Investments $ 183,509
Other Assets and Liabilities -  (0.03)% (53)
TOTAL NET ASSETS - 100.00% $ 183,456
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .39%
Domestic Equity Funds 43 .63%
International Equity Funds 7 .01%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 91,710 $ 5,388 $ 3,317 $ 90,607
International Equity Index Fund 13,099 219 896 12,865
LargeCap S&P 500 Managed Volatility Index Account 64,965 684 4,181 64,917
MidCap S&P 400 Index Fund 7,885 78 1,396 7,544
SmallCap S&P 600 Index Fund 7,543 130 1,385 7,576
$ 185,202 $ 6,499 $ 11,175 $ 183,509
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (16) $ — $ (3,158)
International Equity Index Fund — 32 — 411
LargeCap S&P 500 Managed Volatility Index Account — 1,184 — 2,265
MidCap S&P 400 Index Fund — 113 — 864
SmallCap S&P 600 Index Fund — 198 — 1,090
$ — $ 1,511 $ — $ 1,472
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .18 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .26%
iShares Core S&P 500 ETF 98,713 $ 39,270
Money Market Funds - 0 .11%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
213,770 214
Principal Funds, Inc. Class R-6 - 15 .25%
International Equity Index Fund
(a)
1,180,767 13,591
MidCap S&P 400 Index Fund
(a)
329,449 7,969
SmallCap S&P 600 Index Fund
(a)
251,641 8,002
$ 29,562
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .56%
Bond Market Index Account
(a)
8,838,476 95,721
LargeCap S&P 500 Index Account
(a)
1,264,113 29,428
$ 125,149
TOTAL INVESTMENT COMPANIES $ 194,195
Total Investments $ 194,195
Other Assets and Liabilities -  (0.18)% (350)
TOTAL NET ASSETS - 100.00% $ 193,845
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .38%
Domestic Equity Funds 23 .42%
Investment Companies 20 .26%
International Equity Funds 7 .01%
Money Market Funds 0 .11%
Other Assets and Liabilities
( 0 .18 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 91,650 $ 8,145 $ 827 $ 95,721
International Equity Index Fund 12,904 654 409 13,591
LargeCap S&P 500 Index Account 27,748 1,266 1,276 29,428
MidCap S&P 400 Index Fund 7,812 338 1,171 7,969
Principal Government Money Market Fund - Institutional Class 0.00% 16 41,118 40,920 214
SmallCap S&P 600 Index Fund 7,467 386 1,143 8,002
$ 147,597 $ 51,907 $ 45,746 $ 154,925
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ — $ — $ (3,247)
International Equity Index Fund — 1 — 441
LargeCap S&P 500 Index Account — 31 — 1,659
MidCap S&P 400 Index Fund — 23 — 967
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund — 31 — 1,261
$ — $ 86 $ — $ 1,081
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .24%
International Equity Index Fund
(a)
33,540,185 $ 386,047
MidCap S&P 400 Index Fund
(a)
8,188,677 198,084
SmallCap S&P 600 Index Fund
(a)
6,254,709 198,900
$ 783,031
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .79%
Bond Market Index Account
(a)
123,012,515 1,332,225
LargeCap S&P 500 Index Account
(a)
75,407,843 1,755,495
$ 3,087,720
TOTAL INVESTMENT COMPANIES $ 3,870,751
Total Investments $ 3,870,751
Other Assets and Liabilities -  (0.03)% (1,009)
TOTAL NET ASSETS - 100.00% $ 3,869,742
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .62%
Fixed Income Funds 34 .43%
International Equity Funds 9 .98%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 1,331,210 $ 87,175 $ 39,784 $ 1,332,225
International Equity Index Fund 388,104 3,027 18,195 386,047
LargeCap S&P 500 Index Account 1,734,766 483 83,325 1,755,495
MidCap S&P 400 Index Fund 204,469 54 31,892 198,084
SmallCap S&P 600 Index Fund 195,539 1,655 31,794 198,900
$ 3,854,088 $ 92,394 $ 204,990 $ 3,870,751
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (146) $ — $ (46,230)
International Equity Index Fund — 71 — 13,040
LargeCap S&P 500 Index Account — 23,152 — 80,419
MidCap S&P 400 Index Fund — 4,195 — 21,258
SmallCap S&P 600 Index Fund — 7,680 — 25,820
$ — $ 34,952 $ — $ 94,307
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .25%
International Equity Index Fund
(a)
3,334,262 $ 38,377
MidCap S&P 400 Index Fund
(a)
814,052 19,692
SmallCap S&P 600 Index Fund
(a)
621,794 19,773
$ 77,842
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .78%
Bond Market Index Account
(a)
12,228,953 132,440
LargeCap S&P 500 Managed Volatility Index
Account
(a)
9,780,379 174,286
$ 306,726
TOTAL INVESTMENT COMPANIES $ 384,568
Total Investments $ 384,568
Other Assets and Liabilities -  (0.03)% (105)
TOTAL NET ASSETS - 100.00% $ 384,463
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .60%
Fixed Income Funds 34 .45%
International Equity Funds 9 .98%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 130,772 $ 9,406 $ 3,161 $ 132,440
International Equity Index Fund 38,125 631 1,672 38,377
LargeCap S&P 500 Managed Volatility Index Account 170,159 1,623 6,622 174,286
MidCap S&P 400 Index Fund 20,086 180 3,082 19,692
SmallCap S&P 600 Index Fund 19,208 336 3,065 19,773
$ 378,350 $ 12,176 $ 17,602 $ 384,568
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (5) $ — $ (4,572)
International Equity Index Fund — 41 — 1,252
LargeCap S&P 500 Managed Volatility Index Account — 1,677 — 7,449
MidCap S&P 400 Index Fund — 240 — 2,268
SmallCap S&P 600 Index Fund — 410 — 2,884
$ — $ 2,363 $ — $ 9,281
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .23 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .21%
iShares Core S&P 500 ETF 534,329 $ 212,566
Money Market Funds - 0 .13%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,418,505 1,419
Principal Funds, Inc. Class R-6 - 20 .24%
International Equity Index Fund
(a)
9,122,538 105,000
MidCap S&P 400 Index Fund
(a)
2,227,211 53,876
SmallCap S&P 600 Index Fund
(a)
1,701,209 54,099
$ 212,975
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .65%
Bond Market Index Account
(a)
33,459,785 362,370
LargeCap S&P 500 Index Account
(a)
11,394,302 265,259
$ 627,629
TOTAL INVESTMENT COMPANIES $ 1,054,589
Total Investments $ 1,054,589
Other Assets and Liabilities -  (0.23)% (2,426)
TOTAL NET ASSETS - 100.00% $ 1,052,163
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 35 .47%
Fixed Income Funds 34 .44%
Investment Companies 20 .21%
International Equity Funds 9 .98%
Money Market Funds 0 .13%
Other Assets and Liabilities
( 0 .23 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 345,450 $ 31,319 $ 2,129 $ 362,370
International Equity Index Fund 99,275 4,005 1,694 105,000
LargeCap S&P 500 Index Account 249,036 8,670 7,722 265,259
MidCap S&P 400 Index Fund 52,573 1,734 7,115 53,876
Principal Government Money Market Fund - Institutional Class 0.00% 111 285,748 284,440 1,419
SmallCap S&P 600 Index Fund 50,260 2,088 6,980 54,099
$ 796,705 $ 333,564 $ 310,080 $ 842,023
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ — $ — $ (12,270)
International Equity Index Fund — 4 — 3,410
LargeCap S&P 500 Index Account — 156 — 15,119
MidCap S&P 400 Index Fund — 88 — 6,596
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund — 118 — 8,613
$ — $ 366 $ — $ 21,468
Amounts in thousands.

Schedule of Investments
Diversified Income Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .22%
International Equity Index Fund
(a)
1,133,730 $ 13,049
MidCap S&P 400 Index Fund
(a)
415,258 10,045
SmallCap S&P 600 Index Fund
(a)
317,193 10,087
$ 33,181
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .81%
Bond Market Index Account
(a)
19,303,895 209,061
LargeCap S&P 500 Index Account
(a)
3,540,411 82,421
$ 291,482
TOTAL INVESTMENT COMPANIES $ 324,663
Total Investments $ 324,663
Other Assets and Liabilities -  (0.03)% (91)
TOTAL NET ASSETS - 100.00% $ 324,572
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 64 .41%
Domestic Equity Funds 31 .60%
International Equity Funds 4 .02%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 208,836 $ 15,470 $ 7,886 $ 209,061
International Equity Index Fund 13,109 564 1,071 13,049
LargeCap S&P 500 Index Account 81,405 3,038 6,937 82,421
MidCap S&P 400 Index Fund 10,363 365 1,986 10,045
SmallCap S&P 600 Index Fund 9,910 431 1,968 10,087
$ 323,623 $ 19,868 $ 19,848 $ 324,663
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (13) $ — $ (7,346)
International Equity Index Fund — 5 — 442
LargeCap S&P 500 Index Account — 586 — 4,329
MidCap S&P 400 Index Fund — 184 — 1,119
SmallCap S&P 600 Index Fund — 320 — 1,394
$ — $ 1,082 $ — $ (62)
Amounts in thousands.

Schedule of Investments
Diversified International Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .44 % Shares Held Value (000's)
Money Market Funds - 1 .44%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
4,106,777 $ 4,107
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
156,309 156
$ 4,263
TOTAL INVESTMENT COMPANIES $ 4,263
COMMON STOCKS - 99 .53 % Shares Held Value (000's)
Aerospace & Defense - 0 .32%
CAE Inc
(d)
33,500 $ 955
Airlines - 0 .27%
Copa Holdings SA
(d)
10,055 812
Apparel - 1 .29%
LVMH Moet Hennessy Louis Vuitton SE 5,708 3,813
Automobile Manufacturers - 5 .56%
Bayerische Motoren Werke AG 14,822 1,538
Eicher Motors Ltd
(d)
24,030 859
Ferrari NV 7,589 1,587
Honda Motor Co Ltd 57,000 1,718
Kia Motors Corp 17,603 1,294
Maruti Suzuki India Ltd 10,869 1,023
Stellantis NV 76,123 1,347
Toyota Motor Corp 59,200 4,607
Volvo AB - B Shares
(e)
99,622 2,523
$ 16,496
Automobile Parts & Equipment - 1 .19%
Faurecia SE
(d)
1,296 69
Toyota Industries Corp 38,800 3,467
$ 3,536
Banks - 8 .84%
Bank Leumi Le-Israel BM
(d)
163,974 1,080
Bank Rakyat Indonesia Persero Tbk PT 3,468,800 1,052
BNP Paribas SA 39,092 2,382
Canadian Imperial Bank of Commerce 15,200 1,488
Credicorp Ltd 1,592 217
DBS Group Holdings Ltd 116,500 2,498
DNB ASA 72,562 1,547
Erste Group Bank AG
(d)
37,148 1,259
Grupo Financiero Banorte SAB de CV
(d)
174,759 985
HDFC Bank Ltd ADR
(d)
15,362 1,194
ICICI Bank Ltd ADR
(d)
98,798 1,584
Intesa Sanpaolo SpA 915,805 2,481
Kotak Mahindra Bank Ltd
(d)
27,147 654
Mediobanca Banca di Credito Finanziario SpA
(d)
210,904 2,337
PT Bank Central Asia Tbk 644,400 1,380
TCS Group Holding PLC 17,178 996
Toronto-Dominion Bank/The 31,600 2,061
United Overseas Bank Ltd 52,700 1,016
$ 26,211
Beverages - 0 .87%
Carlsberg AS 9,575 1,468
Heineken NV 10,771 1,106
$ 2,574
Biotechnology - 0 .78%
CSL Ltd 7,905 1,598
Genmab A/S
(d)
2,199 723
$ 2,321
Building Materials - 4 .15%
Anhui Conch Cement Co Ltd 76,796 600
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
184,100 1,437
China Lesso Group Holdings Ltd 725,000 1,567
Cie de Saint-Gobain 49,735 2,937
CRH PLC 69,483 3,252
HeidelbergCement AG 27,779 2,524
$ 12,317
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .03%
BASF SE 23,367 $ 1,942
Evonik Industries AG 35,691 1,263
Koninklijke DSM NV 5,473 925
Shin-Etsu Chemical Co Ltd 11,200 1,897
$ 6,027
Commercial Services - 1 .81%
Adecco Group AG 17,957 1,211
Adyen NV
(d),(f)
495 1,105
Amadeus IT Group SA
(d)
14,747 1,051
New Oriental Education & Technology Group Inc
ADR
(d)
69,650 975
TechnoPro Holdings Inc 12,300 1,029
$ 5,371
Computers - 3 .13%
Capgemini SE 13,223 2,248
Infosys Ltd 87,316 1,638
LG Corp 10,816 868
Logitech International SA 27,266 2,860
Nomura Research Institute Ltd 31,400 976
Obic Co Ltd 3,700 679
$ 9,269
Consumer Products - 0 .55%
Hindustan Unilever Ltd 48,705 1,624
Distribution & Wholesale - 2 .03%
Bunzl PLC 32,066 1,027
Ferguson PLC 15,604 1,864
ITOCHU Corp 96,200 3,123
$ 6,014
Diversified Financial Services - 2 .00%
B3 SA - Brasil Bolsa Balcao 88,800 863
Housing Development Finance Corp Ltd 47,168 1,621
KB Financial Group Inc 27,651 1,363
London Stock Exchange Group PLC 8,309 794
SBI Holdings Inc/Japan 24,800 674
Tisco Financial Group PCL 197,300 615
$ 5,930
Electric - 2 .65%
Enel SpA 324,691 3,230
Iberdrola SA 243,291 3,140
Northland Power Inc 41,200 1,493
$ 7,863
Electrical Components & Equipment - 0 .60%
Delta Electronics Inc 173,000 1,764
Electronics - 1 .31%
Halma PLC 21,801 713
Hoya Corp 19,596 2,306
Omron Corp 10,900 854
$ 3,873
Energy - Alternate Sources - 0 .78%
Vestas Wind Systems A/S 11,218 2,314
Engineering & Construction - 0 .64%
Vinci SA 18,411 1,886
Entertainment - 0 .41%
Flutter Entertainment PLC
(d)
5,667 1,216
Food - 2 .64%
Dino Polska SA
(d),(f)
10,310 680
Nestle India Ltd 4,455 1,048
Nestle SA 46,541 5,188
Seven & i Holdings Co Ltd 22,700 916
$ 7,832
Hand & Machine Tools - 0 .58%
Techtronic Industries Co Ltd 100,000 1,714
Healthcare - Products - 1 .56%
Ambu A/S 18,136 852
GN Store Nord AS 8,486 668
Koninklijke Philips NV 41,989 2,394

Schedule of Investments
Diversified International Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Sartorius Stedim Biotech 1,759 $ 724
$ 4,638
Healthcare - Services - 1 .67%
Fresenius SE & Co KGaA 19,718 879
ICON PLC
(d)
9,965 1,957
Lonza Group AG 3,757 2,101
$ 4,937
Home Builders - 1 .46%
Daiwa House Industry Co Ltd 25,300 743
Persimmon PLC 41,988 1,701
Taylor Wimpey PLC 755,038 1,877
$ 4,321
Home Furnishings - 2 .50%
Haier Smart Home Co Ltd
(d)
313,600 1,264
Howden Joinery Group PLC 125,145 1,264
Midea Group Co Ltd 57,299 721
Sony Group Corp 39,300 4,159
$ 7,408
Insurance - 5 .38%
AIA Group Ltd 359,000 4,393
ASR Nederland NV 18,079 808
AXA SA 101,616 2,728
Fairfax Financial Holdings Ltd 2,400 1,048
ICICI Lombard General Insurance Co Ltd
(f)
29,369 577
Legal & General Group PLC 473,389 1,817
NN Group NV 17,356 847
Prudential PLC 100,628 2,144
Tokio Marine Holdings Inc 33,200 1,580
$ 15,942
Internet - 4 .54%
Alibaba Group Holding Ltd
(d)
85,900 2,441
MercadoLibre Inc
(d)
392 577
Naspers Ltd 4,507 1,079
NCSoft Corp 1,123 868
Shopify Inc
(d)
1,790 1,981
Tencent Holdings Ltd 81,793 6,528
$ 13,474
Leisure Products & Services - 0 .27%
Shimano Inc 3,400 812
Machinery - Construction & Mining - 0 .62%
Siemens Energy AG
(d)
51,383 1,845
Machinery - Diversified - 2 .28%
Daifuku Co Ltd 10,300 1,012
Ebara Corp 44,100 1,799
GEA Group AG 22,573 926
Keyence Corp 4,000 1,823
Miura Co Ltd 22,400 1,212
$ 6,772
Metal Fabrication & Hardware - 0 .93%
SKF AB 97,296 2,769
Mining - 2 .62%
Anglo American PLC 52,866 2,071
Antofagasta PLC 81,847 1,906
Franco-Nevada Corp 8,247 1,033
Rio Tinto Ltd 32,678 2,762
$ 7,772
Miscellaneous Manufacturers - 2 .04%
JSR Corp 27,900 844
Pidilite Industries Ltd
(d)
30,656 761
Siemens AG 18,223 2,994
Trelleborg AB 57,358 1,459
$ 6,058
Oil & Gas - 3 .58%
BP PLC 462,302 1,878
LUKOIL PJSC ADR 18,208 1,471
Lundin Energy AB 24,894 783
Neste Oyj 45,187 2,400
Parkland Corp/Canada 20,600 619
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Reliance Industries Ltd 63,309 $ 1,741
Suncor Energy Inc 82,100 1,716
$ 10,608
Pharmaceuticals - 3 .45%
AstraZeneca PLC 33,123 3,306
Novo Nordisk A/S 39,336 2,650
Roche Holding AG 13,147 4,259
$ 10,215
Pipelines - 0 .45%
Pembina Pipeline Corp
(e)
45,700 1,320
Private Equity - 2 .52%
3i Group PLC 204,712 3,253
Brookfield Asset Management Inc 69,769 3,104
Intermediate Capital Group PLC 44,483 1,129
$ 7,486
Real Estate - 0 .94%
Sun Hung Kai Properties Ltd 85,000 1,287
Tokyo Tatemono Co Ltd 37,900 578
Vonovia SE 14,058 919
$ 2,784
Retail - 3 .19%
Alibaba Health Information Technology Ltd
(d)
196,000 560
Alimentation Couche-Tard Inc 40,046 1,291
Home Product Center PCL 1,333,500 634
JD Sports Fashion PLC 136,108 1,547
Li Ning Co Ltd 135,000 883
Magazine Luiza SA 172,800 617
Pan Pacific International Holdings Corp 71,500 1,688
Wal-Mart de Mexico SAB de CV 709,722 2,241
$ 9,461
Semiconductors - 9 .00%
Advantest Corp 13,400 1,177
ASM International NV 3,600 1,044
ASML Holding NV 8,948 5,490
MediaTek Inc 54,000 1,857
Samsung Electronics Co Ltd 110,641 8,004
Taiwan Semiconductor Manufacturing Co Ltd 432,140 9,101
$ 26,673
Software - 1 .38%
Capcom Co Ltd 32,000 1,041
Dassault Systemes SE 4,647 993
DeNA Co Ltd
(e)
28,400 556
Mixi Inc 20,000 501
NetEase Inc 48,300 993
$ 4,084
Telecommunications - 2 .67%
Deutsche Telekom AG 65,843 1,327
Nice Ltd ADR
(d)
4,445 969
Nippon Telegraph & Telephone Corp 92,900 2,397
SoftBank Group Corp 35,700 3,039
Telefonica Brasil SA 25,200 199
$ 7,931
Toys, Games & Hobbies - 1 .22%
Nintendo Co Ltd 6,400 3,607
Transportation - 0 .83%
Canadian National Railway Co 21,128 2,452
TOTAL COMMON STOCKS $ 295,101
Total Investments $ 299,364
Other Assets and Liabilities -  (0.97)% (2,864)
TOTAL NET ASSETS - 100.00% $ 296,500

Schedule of Investments
Diversified International Account
March 31, 2021 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,107 or
1.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,916 or 1.32% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,362 or 0.80% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 17 .14%
United Kingdom 8 .91%
Canada 6 .94%
France 6 .00%
China 5 .86%
Germany 5 .45%
Switzerland 5 .28%
Netherlands 5 .07%
India 4 .82%
Taiwan 4 .30%
Korea, Republic Of 4 .18%
Italy 3 .26%
Denmark 2 .92%
Hong Kong 2 .68%
Sweden 2 .53%
Ireland 2 .17%
Australia 1 .47%
United States 1 .44%
Spain 1 .41%
Singapore 1 .18%
Mexico 1 .09%
Indonesia 0 .83%
Finland 0 .81%
Israel 0 .68%
Chile 0 .64%
Brazil 0 .57%
Norway 0 .52%
Russian Federation 0 .50%
Austria 0 .43%
Thailand 0 .42%
South Africa 0 .36%
Cyprus 0 .34%
Panama 0 .27%
Poland 0 .23%
Argentina 0 .20%
Peru 0 .07%
Other Assets and Liabilities
( 0 .97 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,712 $ 13,849 $ 15,405 $ 156
$ 1,712 $ 13,849 $ 15,405 $ 156
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .37 % Shares Held Value (000's)
Money Market Funds - 1 .37%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,067,171 $ 11,067
TOTAL INVESTMENT COMPANIES $ 11,067
COMMON STOCKS - 98 .56 % Shares Held Value (000's)
Apparel - 1 .72%
NIKE Inc 104,766 $ 13,922
Automobile Manufacturers - 2 .42%
PACCAR Inc 210,958 19,602
Automobile Parts & Equipment - 2 .58%
Magna International Inc 236,796 20,848
Banks - 9 .52%
Bank of America Corp 192,190 7,436
First Republic Bank/CA 108,356 18,068
JPMorgan Chase & Co 148,437 22,597
Morgan Stanley 153,853 11,948
PNC Financial Services Group Inc/The 96,623 16,949
$ 76,998
Beverages - 1 .87%
Coca-Cola Co/The 286,255 15,089
Biotechnology - 1 .92%
Corteva Inc 333,182 15,533
Chemicals - 2 .69%
Air Products and Chemicals Inc 39,142 11,012
PPG Industries Inc 71,537 10,749
$ 21,761
Computers - 1 .58%
Apple Inc 104,490 12,763
Diversified Financial Services - 4 .72%
BlackRock Inc 30,804 23,225
Discover Financial Services 157,242 14,936
$ 38,161
Electric - 5 .54%
Eversource Energy 99,530 8,618
NextEra Energy Inc 156,812 11,857
Sempra Energy 40,089 5,315
WEC Energy Group Inc 106,374 9,955
Xcel Energy Inc 135,665 9,023
$ 44,768
Electronics - 0 .96%
Honeywell International Inc 35,826 7,777
Food - 3 .14%
Hormel Foods Corp 306,591 14,649
Tyson Foods Inc 144,878 10,764
$ 25,413
Healthcare - Products - 4 .66%
Abbott Laboratories 175,347 21,014
Medtronic PLC 141,391 16,702
$ 37,716
Insurance - 3 .92%
Chubb Ltd 82,195 12,985
Fidelity National Financial Inc 249,973 10,164
Swiss Re AG ADR 345,494 8,530
$ 31,679
Machinery - Construction & Mining - 0 .30%
Caterpillar Inc 10,311 2,391
Machinery - Diversified - 2 .65%
Deere & Co 57,276 21,429
Media - 1 .79%
Cable One Inc 3,854 7,047
Comcast Corp - Class A 136,762 7,400
$ 14,447
Miscellaneous Manufacturers - 4 .81%
3M Co 14,410 2,777
Parker-Hannifin Corp 75,444 23,797
Trane Technologies PLC 74,453 12,326
$ 38,900
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .30%
Chevron Corp 106,527 $ 11,163
EOG Resources Inc 160,149 11,615
Marathon Petroleum Corp 224,618 12,015
$ 34,793
Pharmaceuticals - 7 .68%
Becton Dickinson and Co 51,056 12,414
Merck & Co Inc 192,687 14,854
Novartis AG ADR 117,499 10,044
Pfizer Inc 246,122 8,917
Roche Holding AG ADR 390,930 15,856
$ 62,085
Pipelines - 1 .29%
Enterprise Products Partners LP 473,578 10,428
Private Equity - 2 .61%
KKR & Co Inc 432,667 21,136
REITs - 4 .11%
Alexandria Real Estate Equities Inc 72,506 11,913
Digital Realty Trust Inc 92,213 12,987
Realty Income Corp 131,442 8,347
$ 33,247
Retail - 4 .10%
Costco Wholesale Corp 47,376 16,699
Starbucks Corp 95,414 10,426
Target Corp 30,585 6,058
$ 33,183
Semiconductors - 4 .13%
Microchip Technology Inc 113,121 17,559
Taiwan Semiconductor Manufacturing Co Ltd
ADR
133,549 15,796
$ 33,355
Software - 4 .40%
Activision Blizzard Inc 89,001 8,277
Fidelity National Information Services Inc 66,063 9,289
Microsoft Corp 43,758 10,317
SAP SE ADR 62,880 7,721
$ 35,604
Telecommunications - 4 .52%
BCE Inc 391,897 17,690
Verizon Communications Inc 324,565 18,874
$ 36,564
Toys, Games & Hobbies - 1 .58%
Hasbro Inc 132,519 12,738
Transportation - 3 .05%
Expeditors International of Washington Inc 65,666 7,072
Union Pacific Corp 79,826 17,594
$ 24,666
TOTAL COMMON STOCKS $ 796,996
Total Investments $ 808,063
Other Assets and Liabilities -  0.07% 583
TOTAL NET ASSETS - 100.00% $ 808,646
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Account
March 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .88%
Consumer, Non-cyclical 19 .27%
Consumer, Cyclical 12 .40%
Industrial 11 .77%
Technology 10 .11%
Communications 6 .31%
Energy 5 .59%
Utilities 5 .54%
Basic Materials 2 .69%
Money Market Funds 1 .37%
Other Assets and Liabilities
0 .07%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,730 $ 69,982 $ 74,645 $ 11,067
$ 15,730 $ 69,982 $ 74,645 $ 11,067
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9.34% Shares Held Value (000's)
Money Market Funds - 9.34%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
20,380,540 $ 20,381
TOTAL INVESTMENT COMPANIES $ 20,381
BONDS - 25.48%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 6.00%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 1,376 $ 1,377
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 1,595 1,595
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 1,000 1,000
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 1,315 1,314
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 1,435 1,435
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
840 840
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
810 810
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 1,377 1,377
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 1,500 1,500
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
1,845 1,847
$ 13,095
Commercial Mortgage Backed Securities - 4 .07%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 1,100 1,121
3.30%, 04/25/2023
(e)
1,300 1,373
3.46%, 08/25/2023
(e)
1,200 1,278
3.53%, 10/25/2023
(e)
870 932
Ginnie Mae
0.43%, 02/16/2055
(e),(f)
14,777 142
0.54%, 04/16/2047
(e),(f)
7,926 160
0.55%, 11/16/2052
(e),(f)
9,682 201
0.58%, 03/16/2060
(e),(f)
3,631 186
0.65%, 09/16/2053
(e),(f)
6,021 125
2.60%, 05/16/2059 508 522
2.60%, 03/16/2060 800 824
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(d),(e)
2,000 2,016
$ 8,880
Credit Card Asset Backed Securities - 3.18%
American Express Credit Account Master Trust
0.35%, 04/15/2024 3,500 3,503
1.00 x 1 Month USD LIBOR + 0.24%
2.99%, 12/15/2023 1,597 1,603
Barclays Dryrock Issuance Trust
0.44%, 07/15/2024 1,830 1,832
1.00 x 1 Month USD LIBOR + 0.33%
$ 6,938
Mortgage Backed Securities - 11.68%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(e)
269 272
Fannie Mae Grantor Trust 2005-T1
0.46%, 05/25/2035 156 156
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,036 127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
2.12%, 06/25/2045
(f)
$ 2,597 $ 145
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(f)
1,897 73
3.00%, 04/25/2042 385 393
3.00%, 08/25/2042 175 179
3.00%, 02/25/2043 291 302
3.00%, 03/25/2046 350 362
3.00%, 05/25/2048 134 142
3.00%, 01/25/2051
(f)
2,712 409
3.50%, 01/25/2040
(f)
920 36
3.50%, 11/25/2042 2,500 2,661
4.00%, 12/25/2039
(f)
416 13
4.50%, 04/25/2045
(f)
2,099 358
7.00%, 04/25/2032 80 94
Freddie Mac REMICS
1.50%, 04/15/2028 598 609
2.23%, 05/15/2038
(f)
2,235 117
1.00 x 12 Month Treasury Average Index
+ 0.00%
2.50%, 11/15/2032 661 698
3.00%, 11/15/2030
(f)
653 14
3.00%, 11/15/2035 950 980
3.00%, 06/15/2040 171 173
3.00%, 10/15/2041 386 393
3.00%, 04/15/2046 174 187
3.50%, 03/15/2029 272 276
3.50%, 08/15/2040
(f)
995 52
3.50%, 05/15/2043 436 446
3.50%, 09/15/2043 586 591
4.00%, 05/15/2039 2,279 2,329
Ginnie Mae
2.00%, 12/20/2050
(f)
4,662 553
2.50%, 10/20/2050
(f)
3,089 401
2.50%, 12/20/2050
(f)
1,982 270
2.50%, 01/20/2051
(f)
4,532 594
3.00%, 07/20/2050
(f)
1,956 243
3.00%, 08/20/2050
(f)
3,961 520
3.00%, 09/20/2050
(f)
4,000 585
3.00%, 09/20/2050
(f)
3,387 426
3.00%, 10/20/2050
(f)
2,410 279
3.00%, 11/20/2050
(f)
3,064 388
3.00%, 11/20/2050
(f)
4,630 607
3.00%, 12/20/2050
(f)
1,791 222
3.00%, 01/20/2051
(f)
3,476 477
3.50%, 05/20/2039 3 3
3.50%, 10/20/2044
(f)
3,799 391
3.50%, 10/20/2049
(f)
3,150 425
4.00%, 02/20/2044
(f)
2,037 184
4.00%, 04/20/2044
(f)
1,103 103
4.00%, 01/20/2046
(f)
1,027 96
5.99%, 06/20/2046
(f)
519 115
(1.00) x 1 Month USD LIBOR + 6.10%
6.03%, 12/20/2043
(f)
1,131 244
(1.00) x 1 Month USD LIBOR + 6.14%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
302 305
JP Morgan Mortgage Trust 2017-3
3.79%, 08/25/2047
(d),(e)
544 563
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(e)
210 215
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(e)
1,200 1,213
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(e)
1,252 1,352

Schedule of Investments
Government & High Quality Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust 2015-2
5.51%, 08/25/2055
(d),(e)
$ 980 $ 1,061
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(e)
413 425
Sequoia Mortgage Trust 2017-3
3.78%, 04/25/2047
(d),(e)
451 469
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(e)
172 174
$ 25,490
Other Asset Backed Securities - 0.55%
Chase Funding Trust Series 2004-1
0.57%, 12/25/2033 86 82
1.00 x 1 Month USD LIBOR + 0.46%
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(e)
550 593
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 531 536
$ 1,211
TOTAL BONDS $ 55,614
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 94.74%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7.02%
2.00%, 10/01/2031 $ 473 $ 487
2.48%, 09/01/2032 7 7
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
2.50%, 02/01/2028 406 425
3.00%, 02/01/2027 142 150
3.00%, 01/01/2031 380 405
3.00%, 01/01/2033 709 760
3.00%, 03/01/2037 267 280
3.00%, 08/01/2042 455 482
3.00%, 10/01/2042 731 777
3.00%, 10/01/2042 361 384
3.00%, 05/01/2043 499 531
3.00%, 10/01/2046 636 678
3.50%, 02/01/2032 705 754
3.50%, 04/01/2042 947 1,030
3.50%, 05/01/2042 427 465
3.50%, 07/01/2042 1,451 1,578
3.50%, 02/01/2044 577 630
4.00%, 07/01/2042 595 664
4.00%, 01/01/2043 711 787
4.00%, 06/01/2043 794 879
4.00%, 10/01/2045 854 947
4.50%, 11/01/2043 620 704
5.00%, 10/01/2025 65 71
5.00%, 02/01/2033 100 114
5.00%, 06/01/2033 128 144
5.00%, 01/01/2034 327 378
5.00%, 07/01/2035 7 8
5.00%, 07/01/2035 16 19
5.00%, 07/01/2035 66 77
5.00%, 10/01/2035 26 30
5.50%, 03/01/2033 73 85
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 19 22
6.00%, 12/01/2023 1 1
6.00%, 05/01/2031 8 10
6.00%, 12/01/2031 8 10
6.00%, 11/01/2033 36 41
6.00%, 09/01/2034 34 40
6.00%, 02/01/2035 23 27
6.00%, 10/01/2036 34 40
6.00%, 03/01/2037 30 34
6.00%, 01/01/2038 7 8
6.00%, 01/01/2038 60 71
6.00%, 04/01/2038 19 22
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 12/01/2021 $ 1 $ 1
6.50%, 04/01/2022 3 3
6.50%, 05/01/2022 2 2
6.50%, 05/01/2023 4 4
6.50%, 04/01/2024 1 1
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 05/01/2026 2 2
6.50%, 01/01/2028 2 3
6.50%, 03/01/2028 1 2
6.50%, 10/01/2028 10 11
6.50%, 11/01/2028 2 3
6.50%, 12/01/2028 5 6
6.50%, 03/01/2029 2 2
6.50%, 07/01/2031 17 19
6.50%, 08/01/2031 4 5
6.50%, 10/01/2031 7 8
6.50%, 10/01/2031 6 6
6.50%, 12/01/2031 9 10
6.50%, 02/01/2032 9 10
6.50%, 05/01/2032 22 26
6.50%, 04/01/2035 4 5
7.00%, 09/01/2023 3 3
7.00%, 12/01/2023 1 1
7.00%, 01/01/2024 1 1
7.00%, 09/01/2027 2 3
7.00%, 01/01/2028 18 20
7.00%, 04/01/2028 10 12
7.00%, 05/01/2028 1 2
7.00%, 10/01/2031 4 5
7.00%, 10/01/2031 9 10
7.00%, 04/01/2032 33 39
7.50%, 10/01/2030 6 7
7.50%, 02/01/2031 6 7
7.50%, 02/01/2031 2 2
8.00%, 10/01/2030 13 15
8.50%, 07/01/2029 14 15
$ 15,332
Federal National Mortgage Association (FNMA) - 0.48%
2.02%, 12/01/2032 10 10
1.00 x 12 Month USD LIBOR + 1.64%
2.08%, 12/01/2033 49 49
1.00 x 12 Month USD LIBOR + 1.65%
3.00%, 04/01/2043 703 753
5.50%, 05/01/2033 12 13
6.00%, 05/01/2037 127 142
6.50%, 08/01/2025 12 13
6.50%, 11/01/2032 12 14
7.00%, 08/01/2028 10 12
7.00%, 12/01/2028 9 10
8.00%, 05/01/2027 4 4
8.50%, 10/01/2027 20 21
$ 1,041
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 49.90%
2.00%, 02/01/2032 300 308
2.00%, 11/01/2035 1,362 1,405
2.00%, 11/01/2035 1,907 1,967
2.00%, 04/01/2036
(g)
5,750 5,901
2.00%, 10/01/2050 980 980
2.00%, 03/01/2051 2,300 2,308
2.00%, 04/01/2051
(g)
4,250 4,242
2.00%, 05/01/2051
(g)
600 597
2.50%, 06/01/2027 628 657
2.50%, 08/01/2028 476 499
2.50%, 12/01/2031 601 631
2.50%, 09/01/2032 410 432
2.50%, 08/01/2035 1,782 1,873

Schedule of Investments
Government & High Quality Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 10/01/2035 $ 1,918 $ 2,006
2.50%, 04/01/2050 1,570 1,613
2.50%, 06/01/2050 1,603 1,649
2.50%, 04/01/2051
(g)
20,985 21,534
2.50%, 05/01/2051
(g)
9,000 9,216
3.00%, 05/01/2029 550 586
3.00%, 08/01/2031 1,082 1,157
3.00%, 12/01/2034 938 991
3.00%, 10/01/2036 461 491
3.00%, 10/01/2042 1,108 1,180
3.00%, 10/01/2046 775 820
3.00%, 08/01/2049 455 474
3.00%, 10/01/2049 1,206 1,259
3.00%, 12/01/2049 977 1,020
3.00%, 01/01/2050 1,463 1,528
3.00%, 02/01/2050 1,432 1,496
3.00%, 07/01/2050 1,858 1,939
3.00%, 08/01/2050 1,421 1,484
3.00%, 09/01/2050 1,820 1,907
3.50%, 08/01/2031 547 597
3.50%, 02/01/2033 850 932
3.50%, 09/01/2033 1,185 1,294
3.50%, 06/01/2039 381 409
3.50%, 11/01/2042 909 989
3.50%, 12/01/2042 1,079 1,175
3.50%, 02/01/2043 382 418
3.50%, 03/01/2045 460 500
3.50%, 03/01/2045 932 1,009
3.50%, 09/01/2045 608 659
3.50%, 03/01/2047 771 841
3.50%, 11/01/2048 1,628 1,772
3.50%, 03/01/2050 2,753 2,944
4.00%, 01/01/2034 345 378
4.00%, 10/01/2037 547 594
4.00%, 02/01/2041 960 1,063
4.00%, 02/01/2042 600 665
4.00%, 10/01/2043 224 247
4.00%, 08/01/2044 405 451
4.00%, 10/01/2044 1,140 1,249
4.00%, 11/01/2044 391 436
4.00%, 08/01/2045 619 689
4.00%, 08/01/2046 1,115 1,228
4.00%, 07/01/2047 828 921
4.00%, 10/01/2047 699 773
4.50%, 08/01/2039 1,107 1,257
4.50%, 03/01/2042 303 344
4.50%, 09/01/2043 1,158 1,315
4.50%, 10/01/2043 669 760
4.50%, 11/01/2043 745 845
4.50%, 09/01/2045 511 574
4.50%, 10/01/2045 697 791
4.50%, 11/01/2045 979 1,101
4.50%, 08/01/2048 621 698
4.50%, 12/01/2048 827 924
5.00%, 05/01/2033 806 930
5.00%, 04/01/2035 67 78
5.00%, 04/01/2035 82 96
5.00%, 07/01/2035 4 4
5.00%, 02/01/2038 278 323
5.00%, 02/01/2040 924 1,084
5.00%, 07/01/2041 738 859
5.50%, 05/01/2024 2 2
5.50%, 06/01/2033 42 49
5.50%, 02/01/2037 3 3
5.50%, 03/01/2038 66 78
6.00%, 06/01/2022 2 3
6.00%, 11/01/2028 11 12
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 12/01/2031 $ 5 $ 5
6.00%, 01/01/2033 36 43
6.00%, 07/01/2037 87 103
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 7 8
6.00%, 03/01/2038 45 53
6.50%, 05/01/2024 3 3
6.50%, 09/01/2024 3 4
6.50%, 07/01/2025 7 8
6.50%, 02/01/2026 2 2
6.50%, 05/01/2026 2 2
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 8 8
6.50%, 03/01/2029 4 5
6.50%, 04/01/2029 4 4
6.50%, 06/01/2031 9 10
6.50%, 01/01/2032 3 4
6.50%, 04/01/2032 2 3
6.50%, 08/01/2032 7 8
6.50%, 02/01/2033 8 9
6.50%, 12/01/2036 24 27
6.50%, 07/01/2037 22 26
6.50%, 07/01/2037 10 11
6.50%, 02/01/2038 20 23
7.00%, 10/01/2029 8 9
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 15 17
8.00%, 06/01/2030 1 2
$ 108,917
Government National Mortgage Association (GNMA) - 20.40%
2.00%, 04/01/2051 7,200 7,270
2.50%, 04/01/2051 13,500 13,929
3.00%, 11/15/2042 578 619
3.00%, 12/15/2042 1,139 1,199
3.00%, 02/15/2043 1,105 1,177
3.00%, 05/15/2043 1,385 1,473
3.00%, 07/20/2045 888 941
3.00%, 07/20/2046 497 525
3.00%, 08/20/2046 1,091 1,156
3.00%, 09/20/2046 1,340 1,413
3.00%, 12/20/2046 657 694
3.00%, 02/20/2047 802 849
3.00%, 08/20/2047 525 554
3.50%, 01/15/2043 884 964
3.50%, 05/15/2043 925 1,009
3.50%, 06/20/2043 571 625
3.50%, 04/20/2045 462 501
3.50%, 06/20/2046 74 80
3.50%, 02/20/2047 672 735
3.50%, 04/20/2047 960 1,022
3.50%, 05/20/2047 736 822
3.50%, 11/20/2047 564 627
3.50%, 02/20/2048 1,090 1,163
4.00%, 08/15/2041 673 746
4.00%, 07/20/2047 618 698
4.00%, 01/20/2048 2,368 2,608
4.50%, 07/15/2040 356 402
5.00%, 09/15/2033 3 4
5.00%, 02/15/2034 196 228
5.00%, 09/15/2039 24 28
5.50%, 11/15/2033 20 22
5.50%, 05/20/2035 83 98
6.00%, 04/20/2026 3 3
6.00%, 05/20/2026 2 2
6.00%, 03/20/2028 2 2
6.00%, 06/20/2028 10 11
6.00%, 07/20/2028 5 6

Schedule of Investments
Government & High Quality Bond Account
March 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 02/20/2029 $ 5 $ 5
6.00%, 03/20/2029 10 11
6.00%, 07/20/2029 10 11
6.00%, 07/20/2033 80 95
6.50%, 12/20/2025 4 5
6.50%, 02/20/2026 3 3
6.50%, 03/20/2031 7 8
6.50%, 04/20/2031 7 9
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 3 4
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 48 49
7.00%, 05/15/2028 3 3
7.00%, 01/15/2029 10 11
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 5 6
7.00%, 09/15/2031 22 25
7.00%, 06/15/2032 45 51
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 2 2
7.50%, 11/15/2023 2 2
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 1 1
$ 44,515
U.S. Treasury - 5.26%
0.38%, 01/31/2026 4,000 3,901
2.13%, 12/31/2022 2,400 2,483
3.13%, 05/15/2021 2,500 2,509
4.50%, 02/15/2036 1,000 1,323
5.25%, 11/15/2028 1,000 1,273
$ 11,489
U.S. Treasury Bill - 11.68%
0.03%, 04/22/2021
(h)
10,500 10,500
0.04%, 05/13/2021
(h)
5,500 5,500
0.08%, 04/08/2021
(h)
9,500 9,500
$ 25,500
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 206,794
Total Investments $ 282,789
Other Assets and Liabilities -  (29.56)% (64,525)
TOTAL NET ASSETS - 100.00% $ 218,264
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,730 or 5.37% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See accompanying notes for additional information.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 93.55%
Government 16.94%
Asset Backed Securities 9.73%
Money Market Funds 9.34%
Other Assets and Liabilities
(29.56)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 17,351 $ 27,831 $ 24,801 $ 20,381
$ 17,351 $ 27,831 $ 24,801 $ 20,381
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2021 Long 103 $ 13,486 $ (219)
US 5 Year Note; June 2021 Short 66 8,144 18
Total $ (201)
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .76 % Shares Held Value (000's)
Money Market Funds - 0 .76%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
746,660 $ 747
TOTAL INVESTMENT COMPANIES $ 747
COMMON STOCKS - 99 .21 % Shares Held Value (000's)
Agriculture - 0 .32%
SLC Agricola SA 39,400 $ 313
Airlines - 0 .31%
Copa Holdings SA
(b)
3,737 302
Automobile Manufacturers - 3 .48%
Ashok Leyland Ltd
(b)
421,535 657
Eicher Motors Ltd
(b)
15,014 537
Hyundai Motor Co 3,988 773
Kia Motors Corp 13,203 970
Maruti Suzuki India Ltd 5,063 477
$ 3,414
Automobile Parts & Equipment - 0 .90%
Fuyao Glass Industry Group Co Ltd
(d)
54,400 324
Weichai Power Co Ltd 221,000 555
$ 879
Banks - 8 .24%
Bank Rakyat Indonesia Persero Tbk PT 1,494,200 453
China Merchants Bank Co Ltd 86,000 659
Credicorp Ltd 4,589 627
Grupo Financiero Banorte SAB de CV
(b)
146,300 825
HDFC Bank Ltd
(b)
44,039 901
ICICI Bank Ltd
(b)
127,871 1,023
Kotak Mahindra Bank Ltd
(b)
17,760 428
PT Bank Central Asia Tbk 375,800 805
Regional SAB de CV
(b)
82,500 388
Sberbank of Russia PJSC ADR 87,637 1,347
TCS Group Holding PLC 11,048 640
$ 8,096
Beverages - 1 .61%
Arca Continental SAB de CV 60,000 295
Kweichow Moutai Co Ltd 2,900 890
Tsingtao Brewery Co Ltd 44,000 392
$ 1,577
Building Materials - 3 .60%
Amber Enterprises India Ltd
(b)
12,920 587
Anhui Conch Cement Co Ltd 100,695 787
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
97,471 761
China Lesso Group Holdings Ltd 374,000 808
China Resources Cement Holdings Ltd 204,000 230
Voltas Ltd 26,315 362
$ 3,535
Chemicals - 1 .00%
Asian Paints Ltd 20,475 713
Navin Fluorine International Ltd 7,208 272
$ 985
Commercial Services - 1 .86%
China New Higher Education Group Ltd
(d)
387,000 216
New Oriental Education & Technology Group Inc
ADR
(b)
40,510 567
NICE Information Service Co Ltd 24,308 546
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
(b)
80,400 497
$ 1,826
Computers - 1 .77%
Infosys Ltd 71,304 1,338
LG Corp 5,049 405
$ 1,743
Consumer Products - 0 .92%
Hindustan Unilever Ltd 26,980 900
Cosmetics & Personal Care - 0 .29%
Colgate-Palmolive India Ltd 13,510 289
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 4 .11%
B3 SA - Brasil Bolsa Balcao 48,641 $ 473
CreditAccess Grameen Ltd
(b)
29,925 275
Fubon Financial Holding Co Ltd 289,000 577
Housing Development Finance Corp Ltd 38,832 1,334
KB Financial Group Inc 18,764 925
Tisco Financial Group PCL 145,400 453
$ 4,037
Electrical Components & Equipment - 1 .48%
Delta Electronics Inc 86,000 877
Frencken Group Ltd 505,200 577
$ 1,454
Energy - Alternate Sources - 0 .48%
Sao Martinho SA 88,782 471
Engineering & Construction - 0 .89%
Grupo Aeroportuario del Pacifico SAB de CV
(b)
50,600 528
Grupo Aeroportuario del Sureste SAB de CV 19,665 349
$ 877
Food - 3 .72%
Bid Corp Ltd
(b)
23,720 460
Dino Polska SA
(b),(d)
9,141 603
Indofood Sukses Makmur Tbk PT 715,100 326
Minerva SA/Brazil 171,400 312
Nestle India Ltd 1,609 378
Tingyi Cayman Islands Holding Corp 364,000 669
Want Want China Holdings Ltd 787,000 591
X5 Retail Group NV 9,837 317
$ 3,656
Gas - 1 .59%
China Resources Gas Group Ltd 102,000 566
ENN Energy Holdings Ltd 61,500 992
$ 1,558
Healthcare - Products - 0 .53%
Osstem Implant Co Ltd 6,924 522
Healthcare - Services - 1 .73%
Notre Dame Intermedica Participacoes SA 33,600 495
Pharmaron Beijing Co Ltd
(d)
47,400 901
Rede D'Or Sao Luiz SA
(d)
26,233 300
$ 1,696
Holding Companies - Diversified - 0 .56%
Swire Pacific Ltd 73,000 550
Home Furnishings - 1 .08%
Haier Smart Home Co Ltd
(b)
197,200 794
Midea Group Co Ltd 21,200 267
$ 1,061
Insurance - 4 .27%
AIA Group Ltd 52,400 641
ICICI Lombard General Insurance Co Ltd
(d)
21,786 428
ICICI Prudential Life Insurance Co Ltd
(b),(d)
36,205 221
Odontoprev SA 150,500 352
PICC Property & Casualty Co Ltd 712,000 620
Ping An Insurance Group Co of China Ltd 111,500 1,334
Qualitas Controladora SAB de CV 109,500 602
$ 4,198
Internet - 16 .90%
Alibaba Group Holding Ltd
(b)
165,992 4,716
Meituan
(b),(d)
51,600 2,014
MercadoLibre Inc
(b)
303 446
My EG Services Bhd 687,800 328
Naspers Ltd 4,268 1,022
NCSoft Corp 834 645
Tencent Holdings Ltd 83,100 6,632
Tencent Music Entertainment Group ADR
(b)
12,187 250
Trip.com Group Ltd ADR
(b)
13,677 542
$ 16,595
Iron & Steel - 1 .17%
Kumba Iron Ore Ltd 7,512 309
Severstal PAO 41,664 841
$ 1,150

Schedule of Investments
International Emerging Markets Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .47%
Galaxy Entertainment Group Ltd
(b)
51,000 $ 461
Metal Fabrication & Hardware - 0 .40%
Astral Poly Technik Ltd 17,769 395
Mining - 2 .66%
Anglo American PLC 16,432 644
Antofagasta PLC 30,073 700
Impala Platinum Holdings Ltd 41,281 762
Polymetal International PLC 10,584 207
Polyus PJSC 3,270 301
$ 2,614
Miscellaneous Manufacturers - 1 .79%
Elite Material Co Ltd 42,000 250
Escorts Ltd 12,027 212
Lens Technology Co Ltd 57,300 230
Pidilite Industries Ltd
(b)
16,031 398
Sunny Optical Technology Group Co Ltd 29,200 671
$ 1,761
Oil & Gas - 3 .40%
LUKOIL PJSC ADR 12,024 972
Petrobras Distribuidora SA 114,800 449
Reliance Industries Ltd 69,950 1,923
$ 3,344
Packaging & Containers - 0 .31%
Shandong Pharmaceutical Glass Co Ltd 49,700 301
Pipelines - 0 .60%
Gaztransport Et Technigaz SA 7,406 590
Real Estate - 1 .24%
A-Living Smart City Services Co Ltd
(d)
141,750 631
Shimao Services Holdings Ltd
(b),(d)
265,245 586
$ 1,217
Retail - 4 .20%
Alibaba Health Information Technology Ltd
(b)
148,000 423
China Meidong Auto Holdings Ltd 74,000 344
Haidilao International Holding Ltd
(d)
34,000 233
Home Product Center PCL 1,223,300 581
Li Ning Co Ltd 71,000 464
Lojas Renner SA 50,850 384
Magazine Luiza SA 163,600 584
Wal-Mart de Mexico SAB de CV 350,800 1,108
$ 4,121
Semiconductors - 19 .30%
ASE Technology Holding Co Ltd 121,000 462
ASPEED Technology Inc 5,000 305
Keystone Microtech Corp 25,000 304
MediaTek Inc 46,000 1,582
Novatek Microelectronics Corp 25,400 517
Parade Technologies Ltd 7,000 302
Realtek Semiconductor Corp 24,000 419
Samsung Electronics Co Ltd 78,182 5,656
SK Hynix Inc 12,420 1,466
Taiwan Semiconductor Manufacturing Co Ltd 350,164 7,374
Tokai Carbon Korea Co Ltd 3,379 563
$ 18,950
Software - 1 .67%
NetEase Inc 41,900 862
Sea Ltd ADR
(b)
3,485 778
$ 1,640
Transportation - 0 .36%
Hyundai Glovis Co Ltd 2,135 356
TOTAL COMMON STOCKS $ 97,434
PREFERRED STOCKS - 0 .26 % Shares Held Value (000's)
Semiconductors - 0 .26%
Samsung Electronics Co Ltd 1417.00% 3,931 $ 255
TOTAL PREFERRED STOCKS $ 255
Total Investments $ 98,436
Other Assets and Liabilities -  (0.23)% (225)
TOTAL NET ASSETS - 100.00% $ 98,211
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,457 or 6.57% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 31 .17%
India 14 .32%
Korea, Republic Of 13 .31%
Taiwan 12 .90%
Brazil 4 .72%
Mexico 4 .16%
Russian Federation 3 .85%
Hong Kong 2 .92%
South Africa 2 .60%
Indonesia 1 .61%
United States 1 .07%
Thailand 1 .05%
Malaysia 0 .92%
Cyprus 0 .86%
Singapore 0 .79%
Chile 0 .71%
United Kingdom 0 .65%
Peru 0 .64%
Poland 0 .61%
France 0 .60%
Argentina 0 .46%
Panama 0 .31%
Other Assets and Liabilities
( 0 .23 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Account
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 805 $ 5,185 $ 5,243 $ 747
$ 805 $ 5,185 $ 5,243 $ 747
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.82% Shares Held Value (000's)
Exchange-Traded Funds - 0.21%
iShares Russell 1000 Growth ETF 5,450 $ 1,324
Money Market Funds - 1.61%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
765,533 766
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
9,075,105 9,075
$ 9,841
TOTAL INVESTMENT COMPANIES $ 11,165
CONVERTIBLE PREFERRED STOCKS
- 1.42% Shares Held Value (000's)
Automobile Manufacturers - 1.05%
Rivian Automotive Series D 0.00%
(d),(e),(f)
61,168 $ 2,254
Rivian Automotive Series E 0.00%
(d),(e),(f)
90,527 3,336
Rivian Automotive Series F 0.00%
(d),(e),(f)
16,672 614
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 214
$ 6,418
Chemicals - 0.03%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 203
Software - 0.30%
Magic Leap Inc - Series C 0.00%
(d),(e),(f)
5,653 13
Magic Leap Inc - Series D 0.00%
(d),(e),(f)
1,903 5
Nuro - Series C 0.00%
(d),(e),(f)
17,442 228
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 307
UIPATH Inc Series D-1 0.00%
(d),(e),(f)
13,644 849
UIPATH Inc Series D-2 0.00%
(d),(e),(f)
2,292 143
UIPATH Inc Series E 0.00%
(d),(e),(f)
484 30
UIPATH Inc Series F 0.00%
(d),(e),(f)
3,592 224
$ 1,799
Telecommunications - 0.04%
Aurora Innovation 0.00%
(d),(e),(f)
12,920 254
TOTAL CONVERTIBLE PREFERRED STOCKS $ 8,674
COMMON STOCKS - 96.86% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc/The
(d)
159 $ 104
Aerospace & Defense - 1.24%
HEICO Corp 144 18
HEICO Corp - Class A 236 27
L3Harris Technologies Inc 34,325 6,957
Lockheed Martin Corp 950 351
Mercury Systems Inc
(d)
169 12
Northrop Grumman Corp 549 178
TransDigm Group Inc
(d)
45 26
$ 7,569
Agriculture - 0.03%
Altria Group Inc 3,074 157
Apparel - 0.40%
NIKE Inc 18,213 2,420
VF Corp 91 8
$ 2,428
Automobile Manufacturers - 0.32%
Tesla Inc
(d)
2,928 1,956
Automobile Parts & Equipment - 0.58%
Allison Transmission Holdings Inc 278 11
Aptiv PLC
(d)
25,655 3,538
BorgWarner Inc 114 5
$ 3,554
Banks - 0.21%
Goldman Sachs Group Inc/The 4,018 1,314
Beverages - 1.21%
Boston Beer Co Inc/The
(d)
35 42
Brown-Forman Corp - A Shares 146 10
Brown-Forman Corp - B Shares 90,626 6,250
Coca-Cola Co/The 8,689 458
Monster Beverage Corp
(d)
1,408 128
PepsiCo Inc 3,904 552
$ 7,440
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0.92%
ACADIA Pharmaceuticals Inc
(d)
420 $ 11
Acceleron Pharma Inc
(d)
181 24
Alexion Pharmaceuticals Inc
(d)
133 20
Alnylam Pharmaceuticals Inc
(d)
439 62
Amgen Inc 2,227 554
Berkeley Lights Inc
(d)
51 3
Biogen Inc
(d)
180 50
BioMarin Pharmaceutical Inc
(d)
623 47
Bluebird Bio Inc
(d)
110 3
Certara Inc
(d)
63 2
Exact Sciences Corp
(d)
491 65
Exelixis Inc
(d)
411 9
Global Blood Therapeutics Inc
(d)
227 9
Guardant Health Inc
(d)
312 48
Illumina Inc
(d)
564 217
Incyte Corp
(d)
16,055 1,305
Ionis Pharmaceuticals Inc
(d)
259 12
Iovance Biotherapeutics Inc
(d)
509 16
Maravai LifeSciences Holdings Inc
(d)
184 6
Moderna Inc
(d)
1,090 143
Regeneron Pharmaceuticals Inc
(d)
371 175
Royalty Pharma PLC
(g)
522 23
Sage Therapeutics Inc
(d)
14 1
Sana Biotechnology Inc
(d)
73 2
Seagen Inc
(d)
482 67
Vertex Pharmaceuticals Inc
(d)
12,805 2,752
$ 5,626
Building Materials - 0.02%
Armstrong World Industries Inc 66 6
AZEK Co Inc/The
(d)
25 1
Carrier Global Corp 1,176 50
Trex Co Inc
(d)
438 40
$ 97
Chemicals - 1.59%
Air Products and Chemicals Inc 106 30
Ecolab Inc 187 40
FMC Corp 97 11
NewMarket Corp 21 8
RPM International Inc 405 37
Sherwin-Williams Co/The 13,008 9,600
W R Grace & Co 75 4
$ 9,730
Commercial Services - 6.60%
2U Inc
(d)
82 3
Affirm Holdings Inc
(d),(g)
1,093 77
Automatic Data Processing Inc 1,413 266
Avalara Inc
(d)
313 42
Booz Allen Hamilton Holding Corp 515 41
Bright Horizons Family Solutions Inc
(d)
157 27
Chegg Inc
(d)
496 43
Cintas Corp 24,924 8,507
CoreLogic Inc/United States 16 1
CoStar Group Inc
(d)
2,251 1,850
Driven Brands Holdings Inc
(d)
20 1
Dun & Bradstreet Holdings Inc
(d)
260 6
Equifax Inc 342 62
FleetCor Technologies Inc
(d)
313 84
Gartner Inc
(d)
329 60
Global Payments Inc 45,523 9,177
H&R Block Inc 485 11
IHS Markit Ltd 824 80
MarketAxess Holdings Inc 140 70
Moody's Corp 622 186
Morningstar Inc 74 17
Paylocity Holding Corp
(d)
144 26
PayPal Holdings Inc
(d)
72,102 17,509
Quanta Services Inc 105 9
Rollins Inc 738 25
S&P Global Inc 4,814 1,699

Schedule of Investments
LargeCap Growth Account I
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Square Inc
(d)
1,415 $ 321
StoneCo Ltd
(d)
768 47
TransUnion 657 59
Verisk Analytics Inc 607 107
WEX Inc
(d)
15 3
$ 40,416
Computers - 3.52%
Accenture PLC - Class A 2,439 674
Apple Inc 148,359 18,122
CACI International Inc
(d)
16 4
Cognizant Technology Solutions Corp 144 11
Crowdstrike Holdings Inc
(d)
429 78
Dell Technologies Inc
(d)
57 5
EPAM Systems Inc
(d)
203 81
Fortinet Inc
(d)
13,226 2,439
Genpact Ltd 278 12
Globant SA
(d)
144 30
Leidos Holdings Inc 49 5
Lumentum Holdings Inc
(d)
31 3
McAfee Corp 73 2
NetApp Inc 455 33
Pure Storage Inc
(d)
516 11
Science Applications International Corp 29 2
Zscaler Inc
(d)
275 47
$ 21,559
Consumer Products - 0.03%
Avery Dennison Corp 130 24
Church & Dwight Co Inc 937 82
Clorox Co/The 340 66
Reynolds Consumer Products Inc 50 1
$ 173
Cosmetics & Personal Care - 1.59%
Estee Lauder Cos Inc/The 31,526 9,170
Procter & Gamble Co/The 4,174 565
$ 9,735
Distribution & Wholesale - 0.05%
Copart Inc
(d)
775 84
Fastenal Co 1,771 89
IAA Inc
(d)
122 7
Pool Corp 147 51
WW Grainger Inc 124 49
$ 280
Diversified Financial Services - 4.37%
Apollo Global Management Inc 340 16
Ares Management Corp 394 22
Cboe Global Markets Inc 89 9
Charles Schwab Corp/The 20,878 1,361
Credit Acceptance Corp
(d),(g)
2 1
Intercontinental Exchange Inc 743 83
LendingTree Inc
(d)
38 8
LPL Financial Holdings Inc 24 3
Mastercard Inc 37,840 13,473
Rocket Cos Inc 145 3
SLM Corp 321 6
T Rowe Price Group Inc 218 37
Tradeweb Markets Inc 288 21
Upstart Holdings Inc
(d)
10 1
Virtu Financial Inc 197 6
Visa Inc 52,476 11,111
Western Union Co/The 351 9
XP Inc
(d)
15,969 602
$ 26,772
Electric - 0.28%
NextEra Energy Inc 22,532 1,704
NRG Energy Inc 322 12
$ 1,716
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0.02%
Energizer Holdings Inc 187 $ 9
Generac Holdings Inc
(d)
211 69
Universal Display Corp 160 38
$ 116
Electronics - 0.05%
Agilent Technologies Inc 101 13
Allegion plc 225 28
Amphenol Corp 1,304 86
Coherent Inc
(d)
76 19
Jabil Inc 105 6
Keysight Technologies Inc
(d)
238 34
Mettler-Toledo International Inc
(d)
83 96
Waters Corp
(d)
18 5
$ 287
Energy - Alternate Sources - 0.02%
Array Technologies Inc
(d)
16 —
Enphase Energy Inc
(d)
401 65
Shoals Technologies Group Inc
(d)
24 1
SolarEdge Technologies Inc
(d)
183 53
$ 119
Engineering & Construction - 0.00%
frontdoor Inc
(d)
54 3
Entertainment - 0.38%
DraftKings Inc
(d)
25,443 1,560
Live Nation Entertainment Inc
(d)
9,218 781
Vail Resorts Inc
(d)
13 4
$ 2,345
Environmental Control - 0.00%
Waste Management Inc 206 27
Food - 0.05%
Albertsons Cos Inc
(g)
221 4
Beyond Meat Inc
(d),(g)
155 20
Campbell Soup Co 352 18
Grocery Outlet Holding Corp
(d)
131 5
Hershey Co/The 433 69
Kellogg Co 322 20
Lamb Weston Holdings Inc 127 10
McCormick & Co Inc/MD 527 47
Pilgrim's Pride Corp
(d)
61 1
Sprouts Farmers Market Inc
(d)
366 10
Sysco Corp 1,320 104
$ 308
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 92 11
MSA Safety Inc 31 5
$ 16
Healthcare - Products - 8.35%
10X Genomics Inc
(d)
217 39
Abbott Laboratories 2,540 304
ABIOMED Inc
(d)
167 53
Adaptive Biotechnologies Corp
(d)
306 12
Align Technology Inc
(d)
300 163
Avantor Inc
(d)
71,187 2,059
Baxter International Inc 813 69
Bio-Techne Corp 137 52
Bruker Corp 167 11
Cooper Cos Inc/The 26 10
Danaher Corp 38,783 8,729
Edwards Lifesciences Corp
(d)
92,947 7,774
Haemonetics Corp
(d)
172 19
Hill-Rom Holdings Inc 30 3
Hologic Inc
(d)
680 51
ICU Medical Inc
(d)
21 4
IDEXX Laboratories Inc
(d)
324 159
Insulet Corp
(d)
247 64
Intuitive Surgical Inc
(d)
20,246 14,960
Masimo Corp
(d)
183 42
Novocure Ltd
(d)
377 50

Schedule of Investments
LargeCap Growth Account I
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Penumbra Inc
(d),(g)
123 $ 33
PerkinElmer Inc 82 11
Quidel Corp
(d)
140 18
Repligen Corp
(d)
207 40
ResMed Inc 548 106
STERIS PLC 18 3
Stryker Corp 21,266 5,180
Tandem Diabetes Care Inc
(d)
199 18
Teleflex Inc 110 46
Thermo Fisher Scientific Inc 24,060 10,981
Varian Medical Systems Inc
(d)
43 8
West Pharmaceutical Services Inc 279 79
$ 51,150
Healthcare - Services - 2.38%
Amedisys Inc
(d)
120 32
American Well Corp
(d)
134 2
Anthem Inc 3,728 1,338
Centene Corp
(d)
25,880 1,654
Charles River Laboratories International Inc
(d)
163 47
Chemed Corp 60 28
DaVita Inc
(d)
48 5
Encompass Health Corp 178 14
HCA Healthcare Inc 14,167 2,669
Humana Inc 5,305 2,224
IQVIA Holdings Inc
(d)
275 53
Laboratory Corp of America Holdings
(d)
21 5
Molina Healthcare Inc
(d)
150 35
Oak Street Health Inc
(d)
182 10
PPD Inc
(d)
499 19
Sotera Health Co
(d)
106 3
Syneos Health Inc
(d)
27 2
Teladoc Health Inc
(d)
383 70
UnitedHealth Group Inc 17,111 6,366
$ 14,576
Home Builders - 0.00%
NVR Inc
(d)
1 5
Home Furnishings - 0.00%
Dolby Laboratories Inc 28 3
Tempur Sealy International Inc 563 20
$ 23
Housewares - 0.01%
Scotts Miracle-Gro Co/The 143 35
Insurance - 0.08%
Alleghany Corp
(d)
4 3
Aon PLC 865 199
Axis Capital Holdings Ltd 28 1
Brown & Brown Inc 47 2
Erie Indemnity Co 54 12
GoHealth Inc
(d)
16 —
Lincoln National Corp 89 6
Marsh & McLennan Cos Inc 1,504 183
Primerica Inc 97 14
Progressive Corp/The 640 61
RenaissanceRe Holdings Ltd 65 11
$ 492
Internet - 25 .14%
Airbnb - Class B
(d),(f)
10,110 1,900
Alibaba Group Holding Ltd ADR
(d)
20,266 4,595
Alphabet Inc - A Shares
(d)
8,944 18,447
Alphabet Inc - C Shares
(d)
10,329 21,367
Amazon.com Inc
(d)
12,670 39,201
Anaplan Inc
(d)
494 27
Booking Holdings Inc
(d)
1,385 3,226
CDW Corp/DE 539 89
Coupang Inc
(d),(f),(g)
9,259 457
DoorDash Inc - Class A
(d),(g)
1,675 220
DoorDash Inc - Class A Lockup Shares
(d),(f)
1,131 148
eBay Inc 2,264 139
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Etsy Inc
(d)
448 $ 90
Expedia Group Inc
(d)
57 10
Facebook Inc
(d)
63,192 18,612
Farfetch Ltd
(d)
20,203 1,071
FireEye Inc
(d)
186 4
GoDaddy Inc
(d)
630 49
Grubhub Inc
(d)
34 2
IAC/InterActiveCorp
(d)
9,689 2,096
Leslie's Inc
(d)
73 2
Match Group Inc
(d)
78,160 10,738
Netflix Inc
(d)
11,331 5,911
NortonLifeLock Inc 2,008 43
Okta Inc
(d)
440 97
Palo Alto Networks Inc
(d)
362 117
Pinterest Inc
(d)
12,930 957
Proofpoint Inc
(d)
214 27
Roku Inc
(d)
416 136
Shopify Inc
(d)
7,922 8,766
Snap Inc Class A
(d)
116,604 6,097
Spotify Technology SA
(d)
13,068 3,502
Tencent Holdings Ltd ADR 66,839 5,334
Uber Technologies Inc
(d)
4,054 221
VeriSign Inc
(d)
229 45
Wayfair Inc
(d)
245 77
Zendesk Inc
(d)
433 57
Zillow Group Inc - A Shares
(d)
25 3
Zillow Group Inc - C Shares
(d)
69 9
$ 153,889
Leisure Products & Services - 0.01%
Peloton Interactive Inc
(d)
234 26
Planet Fitness Inc
(d)
184 14
Polaris Inc 23 3
Virgin Galactic Holdings Inc
(d),(g)
251 8
$ 51
Lodging - 0.01%
Las Vegas Sands Corp
(d)
538 33
Wynn Resorts Ltd
(d)
91 11
$ 44
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 245 16
Vertiv Holdings Co 906 18
$ 34
Machinery - Diversified - 1.30%
Cognex Corp 626 52
Graco Inc 312 22
IDEX Corp 25,517 5,341
Ingersoll Rand Inc
(d)
49,461 2,434
Nordson Corp 177 35
Rockwell Automation Inc 214 57
Toro Co/The 364 38
$ 7,979
Media - 0.07%
Altice USA Inc
(d)
862 28
Cable One Inc 20 37
Charter Communications Inc
(d)
485 299
FactSet Research Systems Inc 140 43
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
37 2
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
75 3
Nexstar Media Group Inc 107 15
Sirius XM Holdings Inc
(g)
2,476 15
World Wrestling Entertainment Inc 175 10
$ 452
Mining - 0.00%
Royal Gold Inc 175 19

Schedule of Investments
LargeCap Growth Account I
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0.07%
3M Co 1,421 $ 274
Axon Enterprise Inc
(d)
236 33
Donaldson Co Inc 49 3
Illinois Tool Works Inc 531 118
$ 428
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
183 89
Packaging & Containers - 0.02%
Amcor PLC 833 10
Ball Corp 1,141 97
Berry Global Group Inc
(d)
172 10
Crown Holdings Inc 50 5
Graphic Packaging Holding Co 225 4
$ 126
Pharmaceuticals - 4.65%
AbbVie Inc 6,342 686
Agios Pharmaceuticals Inc
(d)
22 1
AmerisourceBergen Corp 263 31
Becton Dickinson and Co 7,307 1,777
Bristol-Myers Squibb Co 3,144 198
Cardinal Health Inc 1,115 68
Cigna Corp 27,400 6,624
Dexcom Inc
(d)
21,388 7,687
Eli Lilly and Co 3,226 603
Herbalife Nutrition Ltd
(d)
46 2
Horizon Therapeutics Plc
(d)
687 63
Johnson & Johnson 1,353 222
McKesson Corp 458 89
Merck & Co Inc 8,456 652
Neurocrine Biosciences Inc
(d)
347 34
PRA Health Sciences Inc
(d)
202 31
Reata Pharmaceuticals Inc
(d)
88 9
Sarepta Therapeutics Inc
(d)
282 21
Zoetis Inc 61,393 9,668
$ 28,466
Pipelines - 0.01%
Cheniere Energy Inc
(d)
880 63
Equitrans Midstream Corp 140 1
$ 64
Private Equity - 0.00%
Carlyle Group Inc/The 41 1
REITs - 1.64%
American Tower Corp 1,690 404
Americold Realty Trust 75 3
Brookfield Property REIT Inc 153 3
CoreSite Realty Corp 109 13
Crown Castle International Corp 1,485 256
Equinix Inc 339 230
Equity LifeStyle Properties Inc 288 18
Extra Space Storage Inc 336 45
Iron Mountain Inc 662 24
Public Storage 373 92
SBA Communications Corp 31,847 8,839
Simon Property Group Inc 974 111
$ 10,038
Retail - 4.49%
AutoZone Inc
(d)
53 74
Best Buy Co Inc 155 18
Burlington Stores Inc
(d)
220 66
CarMax Inc
(d)
46 6
Carvana Co
(d)
8,401 2,204
Chipotle Mexican Grill Inc
(d)
1,236 1,756
Costco Wholesale Corp 17,823 6,282
Dollar General Corp 15,467 3,134
Dollar Tree Inc
(d)
425 49
Domino's Pizza Inc 148 54
Five Below Inc
(d)
208 40
Floor & Decor Holdings Inc
(d)
355 34
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Home Depot Inc/The 2,055 $ 627
Lowe's Cos Inc 2,806 534
Lululemon Athletica Inc
(d)
23,102 7,086
McDonald's Corp 405 91
Ollie's Bargain Outlet Holdings Inc
(d)
194 17
O'Reilly Automotive Inc
(d)
268 136
Petco Health & Wellness Co Inc
(d),(g)
95 2
Ross Stores Inc 38,127 4,572
Starbucks Corp 2,581 282
TJX Cos Inc/The 3,715 246
Tractor Supply Co 439 78
Ulta Beauty Inc
(d)
190 59
Vroom Inc
(d)
312 12
Wendy's Co/The 670 13
Williams-Sonoma Inc 47 8
Yum China Holdings Inc 123 7
Yum! Brands Inc 86 9
$ 27,496
Semiconductors - 3.48%
Advanced Micro Devices Inc
(d)
22,429 1,761
Allegro MicroSystems Inc
(d)
45 1
Analog Devices Inc 168 26
Applied Materials Inc 3,505 468
ASML Holding NV - NY Reg Shares 7,729 4,772
Broadcom Inc 1,432 664
Entegris Inc 475 53
Inphi Corp
(d)
180 32
IPG Photonics Corp
(d)
9 2
KLA Corp 591 195
Lam Research Corp 546 325
Maxim Integrated Products Inc 334 31
Microchip Technology Inc 714 111
MKS Instruments Inc 155 29
Monolithic Power Systems Inc 166 59
NVIDIA Corp 2,259 1,206
NXP Semiconductors NV 51,914 10,452
QUALCOMM Inc 4,309 571
Teradyne Inc 628 76
Texas Instruments Inc 1,750 331
Xilinx Inc 932 115
$ 21,280
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 15 3
Software - 21.31%
Activision Blizzard Inc 1,151 107
Adobe Inc
(d)
20,742 9,860
Akamai Technologies Inc
(d)
501 51
Alteryx Inc
(d)
198 16
ANSYS Inc
(d)
327 111
Aspen Technology Inc
(d)
239 34
Atlassian Corp PLC
(d)
500 105
Autodesk Inc
(d)
37,308 10,340
BigCommerce Holdings Inc
(d)
137 8
Bill.com Holdings Inc
(d)
278 40
Black Knight Inc
(d)
575 42
Broadridge Financial Solutions Inc 435 67
C3.ai Inc
(d),(g)
49 3
Cadence Design Systems Inc
(d)
1,051 144
CDK Global Inc 58 3
Ceridian HCM Holding Inc
(d)
307 26
Cerner Corp 1,161 83
Change Healthcare Inc
(d)
666 15
Citrix Systems Inc 135 19
Cloudflare Inc
(d)
443 31
Coupa Software Inc
(d)
262 67
Datadog Inc
(d)
579 48
Datto Holding Corp
(d)
42 1
DocuSign Inc
(d)
692 140
Dropbox Inc - A Shares
(d)
908 24

Schedule of Investments
LargeCap Growth Account I
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Duck Creek Technologies Inc
(d)
229 $ 10
Dynatrace Inc
(d)
677 33
Elastic NV
(d)
245 27
Electronic Arts Inc 62,791 8,500
Everbridge Inc
(d)
138 17
Fair Isaac Corp
(d)
108 52
Fastly Inc
(d),(g)
299 20
Fidelity National Information Services Inc 10,274 1,445
Fiserv Inc
(d)
646 77
Five9 Inc
(d)
234 37
Guidewire Software Inc
(d)
64 6
HubSpot Inc
(d)
158 72
Intuit Inc 44,960 17,223
Jack Henry & Associates Inc 228 35
Jamf Holding Corp
(d)
37 1
JFrog Ltd
(d),(g)
47 2
Manhattan Associates Inc
(d)
212 25
Medallia Inc
(d)
333 9
Microsoft Corp 172,345 40,634
MongoDB Inc
(d)
4,722 1,263
MSCI Inc 307 129
nCino Inc
(d)
145 10
New Relic Inc
(d)
197 12
Nutanix Inc
(d)
735 19
Oracle Corp 6,201 435
PagerDuty Inc
(d)
264 11
Paychex Inc 966 95
Paycom Software Inc
(d)
188 70
Pegasystems Inc 143 16
Playtika Holding Corp
(d)
139 4
Pluralsight Inc
(d)
466 10
PTC Inc
(d)
395 54
RealPage Inc
(d)
289 25
RingCentral Inc
(d)
301 90
Roper Technologies Inc 16,777 6,767
salesforce.com Inc
(d)
26,177 5,546
Sea Ltd ADR
(d)
3,413 762
ServiceNow Inc
(d)
21,439 10,722
Signify Health Inc
(d)
59 2
Slack Technologies Inc
(d)
1,891 77
Smartsheet Inc
(d)
417 27
Snowflake Inc - Class A
(d)
1,362 312
Splunk Inc
(d)
18,439 2,498
SS&C Technologies Holdings Inc 191 13
Stripe Inc - Class B
(d),(e),(f)
5,754 231
Synopsys Inc
(d)
8,956 2,220
Take-Two Interactive Software Inc
(d)
397 70
Teradata Corp
(d)
317 12
Twilio Inc
(d)
457 156
Tyler Technologies Inc
(d)
152 64
UIPATH Inc - Class A
(d),(e),(f)
2,250 140
Unity Software Inc
(d),(g)
90 9
Veeva Systems Inc
(d)
24,470 6,393
Vimeo - Class A
(d),(e),(f)
4,354 145
VMware Inc
(d)
300 45
Workday Inc
(d)
3,423 851
Zoom Video Communications Inc
(d)
4,762 1,530
Zynga Inc
(d)
2,715 28
$ 130,473
Telecommunications - 0.01%
Arista Networks Inc
(d)
181 55
CommScope Holding Co Inc
(d)
45 1
Motorola Solutions Inc 66 12
Switch Inc 297 5
Ubiquiti Inc 28 8
$ 81
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
761 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.31%
CH Robinson Worldwide Inc 79 $ 8
Expeditors International of Washington Inc 384 41
JB Hunt Transport Services Inc 86 14
Landstar System Inc 124 21
Norfolk Southern Corp 4,145 1,113
Old Dominion Freight Line Inc 320 77
Union Pacific Corp 1,308 288
United Parcel Service Inc 1,806 307
XPO Logistics Inc
(d)
18 2
$ 1,871
TOTAL COMMON STOCKS $ 593,027
Total Investments $ 612,866
Other Assets and Liabilities -  (0.10)% (636)
TOTAL NET ASSETS - 100.00% $ 612,230
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $766 or
0.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $763 or 0.12% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 28.62%
Consumer, Non-cyclical 25.81%
Communications 25.28%
Consumer, Cyclical 7.30%
Financial 6.30%
Industrial 3.04%
Basic Materials 1.62%
Money Market Funds 1.61%
Utilities 0.28%
Investment Companies 0.21%
Energy 0.03%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,012 $ 34,017 $ 30,954 $ 9,075
$ 6,012 $ 34,017 $ 30,954 $ 9,075
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb - Class B 07/14/2015 $ 264 $ 1,900 0.31%
Aurora Innovation   0.00% 03/01/2019 119 254 0.04%
Coupang Inc 03/11/2021-03/29/2021 374 457 0.08%
DoorDash Inc - Class A Lockup Shares 06/17/2020 52 148 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 13 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 51 5 0.00%
Nuro - Series C   0.00% 10/30/2020 228 228 0.04%
Rappi Inc - Series E   0.00% 09/08/2020 306 307 0.05%
Rivian Automotive Series D   0.00% 12/23/2019 657 2,254 0.37%
Rivian Automotive Series E   0.00% 07/10/2020 1,403 3,336 0.55%
Rivian Automotive Series F   0.00% 01/19/2021 614 614 0.10%
Sila Nano Series F   0.00% 01/07/2021 203 203 0.03%
Stripe Inc - Class B 12/17/2019 90 231 0.04%
UIPATH Inc - Class A 12/11/2020 65 140 0.02%
UIPATH Inc Series D-1   0.00% 04/26/2019 179 849 0.14%
UIPATH Inc Series D-2   0.00% 04/26/2019 30 143 0.02%
UIPATH Inc Series E   0.00% 07/09/2020 9 30 0.01%
UIPATH Inc Series F   0.00% 02/02/2021 224 224 0.04%
Vimeo - Class A 01/25/2021 141 145 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 214 214 0.03%
Total $ 11,695 1.91%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2021 Long 24 $ 4,761 $ 46
Total $ 46
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .45 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .20%
iShares Core S&P 500 ETF 15,016 $ 5,974
Money Market Funds - 1 .25%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
629,408 629
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
36,784,804 36,785
$ 37,414
TOTAL INVESTMENT COMPANIES $ 43,388
COMMON STOCKS - 98 .72 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 34,358 $ 1,003
Omnicom Group Inc 18,908 1,402
$ 2,405
Aerospace & Defense - 1 .59%
Boeing Co/The
(d)
48,241 12,288
General Dynamics Corp 20,390 3,702
Howmet Aerospace Inc
(d)
34,317 1,103
L3Harris Technologies Inc 18,077 3,664
Lockheed Martin Corp 21,675 8,009
Northrop Grumman Corp 13,634 4,413
Raytheon Technologies Corp 133,615 10,324
Teledyne Technologies Inc
(d)
3,255 1,346
TransDigm Group Inc
(d)
4,809 2,827
$ 47,676
Agriculture - 0 .78%
Altria Group Inc 163,443 8,362
Archer-Daniels-Midland Co 49,102 2,799
Philip Morris International Inc 136,942 12,152
$ 23,313
Airlines - 0 .32%
Alaska Air Group Inc
(d)
10,922 756
American Airlines Group Inc
(d)
56,248 1,344
Delta Air Lines Inc
(d)
56,115 2,709
Southwest Airlines Co
(d)
51,941 3,172
United Airlines Holdings Inc
(d)
28,003 1,611
$ 9,592
Apparel - 0 .69%
Hanesbrands Inc 30,672 603
NIKE Inc 111,805 14,858
PVH Corp
(d)
6,253 661
Ralph Lauren Corp
(d)
4,242 522
Tapestry Inc
(d)
24,432 1,007
Under Armour Inc - Class A
(d)
16,587 368
Under Armour Inc - Class C
(d)
17,136 316
VF Corp 28,243 2,257
$ 20,592
Automobile Manufacturers - 2 .07%
Cummins Inc 13,015 3,372
Ford Motor Co
(d)
343,632 4,209
General Motors Co
(d)
111,499 6,407
PACCAR Inc 30,508 2,835
Tesla Inc
(d)
67,522 45,100
$ 61,923
Automobile Parts & Equipment - 0 .14%
Aptiv PLC
(d)
23,745 3,274
BorgWarner Inc 21,019 975
$ 4,249
Banks - 5 .32%
Bank of America Corp 668,051 25,847
Bank of New York Mellon Corp/The 70,945 3,355
Citigroup Inc 183,545 13,353
Citizens Financial Group Inc 37,382 1,651
Comerica Inc 12,238 878
Fifth Third Bancorp 62,525 2,342
First Republic Bank/CA 15,473 2,580
Goldman Sachs Group Inc/The 30,256 9,894
Huntington Bancshares Inc/OH 89,451 1,406
JPMorgan Chase & Co 268,331 40,848
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 85,192 $ 1,702
M&T Bank Corp 11,311 1,715
Morgan Stanley 131,959 10,248
Northern Trust Corp 18,318 1,925
PNC Financial Services Group Inc/The 37,286 6,540
Regions Financial Corp 84,477 1,745
State Street Corp 30,935 2,599
SVB Financial Group
(d)
4,570 2,256
Truist Financial Corp 118,465 6,909
US Bancorp 120,202 6,648
Wells Fargo & Co 363,529 14,203
Zions Bancorp NA 14,441 794
$ 159,438
Beverages - 1 .45%
Brown-Forman Corp - B Shares 16,062 1,108
Coca-Cola Co/The 341,040 17,976
Constellation Brands Inc 14,951 3,409
Molson Coors Beverage Co
(d)
16,553 847
Monster Beverage Corp
(d)
32,509 2,961
PepsiCo Inc 121,315 17,160
$ 43,461
Biotechnology - 1 .54%
Alexion Pharmaceuticals Inc
(d)
19,331 2,956
Amgen Inc 50,788 12,637
Biogen Inc
(d)
13,396 3,748
Bio-Rad Laboratories Inc
(d)
1,895 1,082
Corteva Inc 65,429 3,050
Gilead Sciences Inc 110,496 7,141
Illumina Inc
(d)
12,830 4,928
Incyte Corp
(d)
16,430 1,335
Regeneron Pharmaceuticals Inc
(d)
9,257 4,380
Vertex Pharmaceuticals Inc
(d)
22,860 4,912
$ 46,169
Building Materials - 0 .44%
Carrier Global Corp 71,852 3,034
Fortune Brands Home & Security Inc 12,194 1,168
Johnson Controls International plc 63,337 3,779
Martin Marietta Materials Inc 5,478 1,840
Masco Corp 22,612 1,354
Vulcan Materials Co 11,656 1,967
$ 13,142
Chemicals - 1 .74%
Air Products and Chemicals Inc 19,458 5,474
Albemarle Corp 10,255 1,498
Celanese Corp 10,040 1,504
CF Industries Holdings Inc 18,818 854
Dow Inc 65,529 4,190
DuPont de Nemours Inc 47,340 3,658
Eastman Chemical Co 11,946 1,315
Ecolab Inc 21,869 4,682
FMC Corp 11,375 1,258
International Flavors & Fragrances Inc 21,872 3,054
Linde PLC 45,976 12,880
LyondellBasell Industries NV 22,624 2,354
Mosaic Co/The 30,336 959
PPG Industries Inc 20,834 3,131
Sherwin-Williams Co/The 7,092 5,234
$ 52,045
Commercial Services - 2 .33%
Automatic Data Processing Inc 37,631 7,092
Cintas Corp 7,758 2,648
Equifax Inc 10,711 1,940
FleetCor Technologies Inc
(d)
7,336 1,971
Gartner Inc
(d)
7,802 1,424
Global Payments Inc 25,962 5,234
IHS Markit Ltd 32,782 3,173
MarketAxess Holdings Inc 3,342 1,664
Moody's Corp 14,150 4,225
Nielsen Holdings PLC 31,461 791

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
102,987 $ 25,009
Quanta Services Inc 12,168 1,071
Robert Half International Inc 9,948 777
Rollins Inc 19,474 670
S&P Global Inc 21,166 7,469
United Rentals Inc
(d)
6,349 2,091
Verisk Analytics Inc 14,315 2,529
$ 69,778
Computers - 7 .11%
Accenture PLC - Class A 55,772 15,407
Apple Inc 1,387,667 169,504
Cognizant Technology Solutions Corp 46,660 3,645
DXC Technology Co
(d)
22,388 700
Fortinet Inc
(d)
11,910 2,196
Hewlett Packard Enterprise Co 114,414 1,801
HP Inc 110,141 3,497
International Business Machines Corp 78,576 10,471
Leidos Holdings Inc 11,729 1,129
NetApp Inc 19,575 1,422
Seagate Technology PLC 17,664 1,356
Western Digital Corp 26,915 1,797
$ 212,925
Consumer Products - 0 .32%
Avery Dennison Corp 7,301 1,341
Church & Dwight Co Inc 21,552 1,882
Clorox Co/The 11,062 2,134
Kimberly-Clark Corp 29,723 4,133
$ 9,490
Cosmetics & Personal Care - 1 .37%
Colgate-Palmolive Co 74,618 5,882
Estee Lauder Cos Inc/The 20,201 5,876
Procter & Gamble Co/The
(e)
216,535 29,325
$ 41,083
Distribution & Wholesale - 0 .28%
Copart Inc
(d)
18,287 1,986
Fastenal Co 50,505 2,539
LKQ Corp
(d)
24,538 1,039
Pool Corp 3,538 1,222
WW Grainger Inc 3,869 1,551
$ 8,337
Diversified Financial Services - 3 .97%
American Express Co 57,380 8,116
Ameriprise Financial Inc 10,267 2,387
BlackRock Inc 12,483 9,412
Capital One Financial Corp 40,381 5,138
Cboe Global Markets Inc 9,428 930
Charles Schwab Corp/The 131,595 8,577
CME Group Inc 31,569 6,447
Discover Financial Services 26,969 2,562
Franklin Resources Inc 24,003 710
Intercontinental Exchange Inc 49,394 5,516
Invesco Ltd 33,102 835
Mastercard Inc 77,099 27,451
Nasdaq Inc 10,143 1,496
Raymond James Financial Inc 10,776 1,321
Synchrony Financial 47,759 1,942
T Rowe Price Group Inc 20,043 3,439
Visa Inc 149,147 31,579
Western Union Co/The 36,135 891
$ 118,749
Electric - 2 .49%
AES Corp/The 58,748 1,575
Alliant Energy Corp 21,974 1,190
Ameren Corp 22,277 1,812
American Electric Power Co Inc 43,669 3,699
CenterPoint Energy Inc 48,501 1,099
CMS Energy Corp 25,406 1,555
Consolidated Edison Inc 30,111 2,252
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 70,844 $ 5,381
DTE Energy Co 17,040 2,269
Duke Energy Corp 67,590 6,524
Edison International 33,350 1,954
Entergy Corp 17,630 1,754
Evergy Inc 19,957 1,188
Eversource Energy 30,162 2,612
Exelon Corp 85,854 3,755
FirstEnergy Corp 47,768 1,657
NextEra Energy Inc 172,340 13,031
NRG Energy Inc 21,514 812
Pinnacle West Capital Corp 9,910 806
PPL Corp 67,621 1,950
Public Service Enterprise Group Inc 44,415 2,674
Sempra Energy 26,607 3,528
Southern Co/The 92,913 5,776
WEC Energy Group Inc 27,738 2,596
Xcel Energy Inc 47,276 3,144
$ 74,593
Electrical Components & Equipment - 0 .31%
AMETEK Inc 20,273 2,589
Emerson Electric Co 52,762 4,760
Generac Holdings Inc
(d)
5,527 1,810
$ 9,159
Electronics - 1 .25%
Agilent Technologies Inc 26,794 3,407
Allegion plc 7,979 1,002
Amphenol Corp 52,687 3,476
FLIR Systems Inc 11,541 652
Fortive Corp 29,727 2,100
Garmin Ltd 13,140 1,732
Honeywell International Inc 61,159 13,276
Keysight Technologies Inc
(d)
16,362 2,346
Mettler-Toledo International Inc
(d)
2,059 2,379
TE Connectivity Ltd 29,097 3,757
Trimble Inc
(d)
22,068 1,717
Waters Corp
(d)
5,468 1,554
$ 37,398
Energy - Alternate Sources - 0 .06%
Enphase Energy Inc
(d)
11,345 1,840
Engineering & Construction - 0 .05%
Jacobs Engineering Group Inc 11,438 1,479
Entertainment - 0 .13%
Caesars Entertainment Inc
(d)
18,313 1,602
Live Nation Entertainment Inc
(d)
12,618 1,068
Penn National Gaming Inc
(d)
13,071 1,370
$ 4,040
Environmental Control - 0 .24%
Pentair PLC 14,603 910
Republic Services Inc 18,508 1,839
Waste Management Inc 34,233 4,417
$ 7,166
Food - 1 .07%
Campbell Soup Co 17,847 897
Conagra Brands Inc 42,963 1,615
General Mills Inc 53,767 3,297
Hershey Co/The 12,887 2,038
Hormel Foods Corp 24,699 1,180
J M Smucker Co/The 9,637 1,219
Kellogg Co 22,382 1,417
Kraft Heinz Co/The 57,007 2,280
Kroger Co/The 66,949 2,410
Lamb Weston Holdings Inc 12,870 997
McCormick & Co Inc/MD 21,891 1,952
Mondelez International Inc 124,174 7,268
Sysco Corp 44,881 3,534
Tyson Foods Inc 25,915 1,926
$ 32,030

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .06%
International Paper Co 34,567 $ 1,869
Gas - 0 .06%
Atmos Energy Corp 11,268 1,114
NiSource Inc 34,456 831
$ 1,945
Hand & Machine Tools - 0 .13%
Snap-on Inc 4,767 1,100
Stanley Black & Decker Inc 14,147 2,825
$ 3,925
Healthcare - Products - 3 .84%
Abbott Laboratories 155,778 18,668
ABIOMED Inc
(d)
3,978 1,268
Align Technology Inc
(d)
6,332 3,429
Baxter International Inc 44,416 3,746
Boston Scientific Corp
(d)
124,618 4,817
Cooper Cos Inc/The 4,322 1,660
Danaher Corp 55,737 12,545
DENTSPLY SIRONA Inc 19,260 1,229
Edwards Lifesciences Corp
(d)
54,915 4,593
Hologic Inc
(d)
22,656 1,685
IDEXX Laboratories Inc
(d)
7,512 3,676
Intuitive Surgical Inc
(d)
10,352 7,650
Medtronic PLC 118,542 14,003
PerkinElmer Inc 9,855 1,264
ResMed Inc 12,795 2,483
STERIS PLC 7,506 1,430
Stryker Corp 28,781 7,010
Teleflex Inc 4,105 1,705
Thermo Fisher Scientific Inc 34,628 15,804
Varian Medical Systems Inc
(d)
8,075 1,425
West Pharmaceutical Services Inc 6,516 1,836
Zimmer Biomet Holdings Inc 18,276 2,926
$ 114,852
Healthcare - Services - 2 .04%
Anthem Inc 21,536 7,730
Catalent Inc
(d)
14,967 1,576
Centene Corp
(d)
51,140 3,268
DaVita Inc
(d)
6,350 684
HCA Healthcare Inc 23,313 4,391
Humana Inc 11,332 4,751
IQVIA Holdings Inc
(d)
16,821 3,249
Laboratory Corp of America Holdings
(d)
8,582 2,189
Quest Diagnostics Inc 11,736 1,506
UnitedHealth Group Inc 83,126 30,929
Universal Health Services Inc 6,845 913
$ 61,186
Home Builders - 0 .26%
DR Horton Inc 29,104 2,594
Lennar Corp - A Shares 24,138 2,443
NVR Inc
(d)
305 1,437
PulteGroup Inc 23,382 1,226
$ 7,700
Home Furnishings - 0 .06%
Leggett & Platt Inc 11,693 534
Whirlpool Corp 5,519 1,216
$ 1,750
Housewares - 0 .03%
Newell Brands Inc 33,230 890
Insurance - 3 .32%
Aflac Inc 56,312 2,882
Allstate Corp/The 26,633 3,060
American International Group Inc 76,043 3,514
Aon PLC 19,872 4,573
Arthur J Gallagher & Co 17,035 2,125
Assurant Inc 5,092 722
Berkshire Hathaway Inc - Class B
(d)
167,664 42,833
Chubb Ltd 39,591 6,254
Cincinnati Financial Corp 13,181 1,359
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Re Group Ltd 3,517 $ 871
Globe Life Inc 8,356 807
Hartford Financial Services Group Inc/The 31,438 2,100
Lincoln National Corp 15,867 988
Loews Corp 19,961 1,024
Marsh & McLennan Cos Inc 44,685 5,443
MetLife Inc 66,104 4,018
Principal Financial Group Inc 22,295 1,337
Progressive Corp/The 51,508 4,925
Prudential Financial Inc 34,908 3,180
Travelers Cos Inc/The 22,179 3,336
Unum Group 17,915 499
W R Berkley Corp 12,321 928
Willis Towers Watson PLC 11,341 2,596
$ 99,374
Internet - 11 .11%
Alphabet Inc - A Shares
(d)
26,446 54,545
Alphabet Inc - C Shares
(d)
25,347 52,434
Amazon.com Inc
(d)
37,638 116,455
Booking Holdings Inc
(d)
3,602 8,392
CDW Corp/DE 12,398 2,055
eBay Inc 56,843 3,481
Etsy Inc
(d)
11,085 2,235
Expedia Group Inc
(d)
12,164 2,094
F5 Networks Inc
(d)
5,422 1,131
Facebook Inc
(d)
211,521 62,299
Netflix Inc
(d)
38,945 20,316
NortonLifeLock Inc 51,169 1,088
Twitter Inc
(d)
70,183 4,466
VeriSign Inc
(d)
8,752 1,740
$ 332,731
Iron & Steel - 0 .07%
Nucor Corp 26,209 2,104
Leisure Products & Services - 0 .15%
Carnival Corp
(d)
70,155 1,862
Norwegian Cruise Line Holdings Ltd
(d)
31,937 881
Royal Caribbean Cruises Ltd
(d)
19,251 1,648
$ 4,391
Lodging - 0 .36%
Hilton Worldwide Holdings Inc
(d)
24,412 2,952
Las Vegas Sands Corp
(d)
28,883 1,755
Marriott International Inc/MD
(d)
23,393 3,464
MGM Resorts International 36,114 1,372
Wynn Resorts Ltd
(d)
9,251 1,160
$ 10,703
Machinery - Construction & Mining - 0 .37%
Caterpillar Inc 47,949 11,118
Machinery - Diversified - 0 .77%
Deere & Co 27,562 10,312
Dover Corp 12,632 1,732
IDEX Corp 6,673 1,397
Ingersoll Rand Inc
(d)
32,772 1,613
Otis Worldwide Corp 35,847 2,454
Rockwell Automation Inc 10,214 2,711
Westinghouse Air Brake Technologies Corp 15,614 1,236
Xylem Inc/NY 15,860 1,668
$ 23,123
Media - 2 .21%
Charter Communications Inc
(d)
12,436 7,673
Comcast Corp - Class A 401,965 21,750
Discovery Inc - A Shares
(d),(f)
14,287 621
Discovery Inc - C Shares
(d)
25,473 940
DISH Network Corp
(d)
21,760 788
Fox Corp - A Shares 29,401 1,062
Fox Corp - B Shares 13,517 472
News Corp - A Shares 34,391 875
News Corp - B Shares 10,709 251
ViacomCBS Inc - Class B 49,905 2,251

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The
(d)
159,622 $ 29,453
$ 66,136
Mining - 0 .28%
Freeport-McMoRan Inc 128,249 4,223
Newmont Corp 70,375 4,242
$ 8,465
Miscellaneous Manufacturers - 1 .31%
3M Co 50,921 9,812
A O Smith Corp 11,909 805
Eaton Corp PLC 35,007 4,841
General Electric Co 770,999 10,123
Illinois Tool Works Inc 25,340 5,613
Parker-Hannifin Corp 11,350 3,580
Textron Inc 19,955 1,119
Trane Technologies PLC 20,967 3,471
$ 39,364
Office & Business Equipment - 0 .08%
Zebra Technologies Corp
(d)
4,701 2,281
Oil & Gas - 2 .29%
APA Corp 33,227 595
Cabot Oil & Gas Corp 35,121 660
Chevron Corp 169,395 17,751
ConocoPhillips 119,128 6,310
Devon Energy Corp 52,085 1,138
Diamondback Energy Inc 15,897 1,168
EOG Resources Inc 51,316 3,722
Exxon Mobil Corp 372,267 20,784
Hess Corp 24,026 1,700
HollyFrontier Corp 13,138 470
Marathon Oil Corp 69,415 741
Marathon Petroleum Corp 57,270 3,063
Occidental Petroleum Corp 73,724 1,963
Phillips 66 38,410 3,132
Pioneer Natural Resources Co 18,091 2,873
Valero Energy Corp 35,925 2,572
$ 68,642
Oil & Gas Services - 0 .23%
Baker Hughes Co 64,099 1,385
Halliburton Co 78,140 1,677
NOV Inc
(d)
34,138 469
Schlumberger NV 122,954 3,343
$ 6,874
Packaging & Containers - 0 .23%
Amcor PLC 137,352 1,604
Ball Corp 28,834 2,443
Packaging Corp of America 8,339 1,122
Sealed Air Corp 13,623 624
Westrock Co 23,171 1,206
$ 6,999
Pharmaceuticals - 5 .21%
AbbVie Inc 155,282 16,805
AmerisourceBergen Corp 12,959 1,530
Becton Dickinson and Co 25,549 6,212
Bristol-Myers Squibb Co 197,015 12,438
Cardinal Health Inc 25,824 1,569
Cigna Corp 30,940 7,479
CVS Health Corp 115,311 8,675
Dexcom Inc
(d)
8,458 3,040
Eli Lilly and Co 69,950 13,068
Henry Schein Inc
(d)
12,528 867
Johnson & Johnson 231,150 37,989
McKesson Corp 13,982 2,727
Merck & Co Inc 222,501 17,153
Perrigo Co PLC 11,704 474
Pfizer Inc 490,461 17,769
Viatris Inc
(d)
106,144 1,483
Zoetis Inc 41,784 6,580
$ 155,858
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .25%
Kinder Morgan Inc 171,196 $ 2,850
ONEOK Inc 39,130 1,982
Williams Cos Inc/The 106,734 2,529
$ 7,361
Real Estate - 0 .08%
CBRE Group Inc
(d)
29,511 2,335
REITs - 2 .35%
Alexandria Real Estate Equities Inc 11,178 1,837
American Tower Corp 39,077 9,342
AvalonBay Communities Inc 12,270 2,264
Boston Properties Inc 12,468 1,262
Crown Castle International Corp 37,928 6,529
Digital Realty Trust Inc 24,719 3,481
Duke Realty Corp 32,865 1,378
Equinix Inc 7,851 5,335
Equity Residential 30,149 2,160
Essex Property Trust Inc 5,716 1,554
Extra Space Storage Inc 11,610 1,539
Federal Realty Investment Trust 6,141 623
Healthpeak Properties Inc 47,369 1,503
Host Hotels & Resorts Inc
(d)
62,026 1,045
Iron Mountain Inc 25,363 939
Kimco Realty Corp 38,027 713
Mid-America Apartment Communities Inc 10,059 1,452
Prologis Inc 65,028 6,893
Public Storage 13,372 3,300
Realty Income Corp 32,832 2,085
Regency Centers Corp 13,889 788
SBA Communications Corp 9,614 2,668
Simon Property Group Inc 28,884 3,286
UDR Inc 26,099 1,145
Ventas Inc 32,946 1,757
Vornado Realty Trust 13,798 626
Welltower Inc 36,703 2,629
Weyerhaeuser Co 65,753 2,341
$ 70,474
Retail - 5 .15%
Advance Auto Parts Inc 5,762 1,057
AutoZone Inc
(d)
1,951 2,740
Best Buy Co Inc 20,266 2,327
CarMax Inc
(d)
14,293 1,896
Chipotle Mexican Grill Inc
(d)
2,474 3,515
Costco Wholesale Corp 38,923 13,720
Darden Restaurants Inc 11,461 1,627
Dollar General Corp 21,544 4,365
Dollar Tree Inc
(d)
20,682 2,367
Domino's Pizza Inc 3,413 1,255
Gap Inc/The 18,090 539
Genuine Parts Co 12,699 1,468
Home Depot Inc/The 94,670 28,898
L Brands Inc
(d)
20,543 1,271
Lowe's Cos Inc 64,280 12,225
McDonald's Corp 65,562 14,695
O'Reilly Automotive Inc
(d)
6,174 3,132
Ross Stores Inc 31,306 3,754
Starbucks Corp 103,523 11,312
Target Corp 44,045 8,724
TJX Cos Inc/The 105,577 6,984
Tractor Supply Co 10,227 1,811
Ulta Beauty Inc
(d)
4,955 1,532
Walgreens Boots Alliance Inc 63,063 3,462
Walmart Inc 121,908 16,559
Yum! Brands Inc 26,386 2,854
$ 154,089
Savings & Loans - 0 .02%
People's United Financial Inc 37,419 670

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .46%
Advanced Micro Devices Inc
(d)
106,557 $ 8,365
Analog Devices Inc 32,439 5,031
Applied Materials Inc 80,692 10,780
Broadcom Inc 35,897 16,644
Intel Corp 357,276 22,866
IPG Photonics Corp
(d)
3,154 665
KLA Corp 13,549 4,476
Lam Research Corp 12,567 7,480
Maxim Integrated Products Inc 23,568 2,153
Microchip Technology Inc 23,676 3,675
Micron Technology Inc
(d)
98,368 8,677
Monolithic Power Systems Inc 3,770 1,332
NVIDIA Corp 54,520 29,110
NXP Semiconductors NV 24,357 4,904
Qorvo Inc
(d)
9,960 1,820
QUALCOMM Inc 99,892 13,245
Skyworks Solutions Inc 14,501 2,661
Teradyne Inc 14,657 1,783
Texas Instruments Inc 80,919 15,293
Xilinx Inc 21,610 2,677
$ 163,637
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 3,540 729
Software - 9 .45%
Activision Blizzard Inc 68,126 6,336
Adobe Inc
(d)
42,150 20,037
Akamai Technologies Inc
(d)
14,351 1,462
ANSYS Inc
(d)
7,628 2,590
Autodesk Inc
(d)
19,336 5,359
Broadridge Financial Solutions Inc 10,183 1,559
Cadence Design Systems Inc
(d)
24,532 3,361
Cerner Corp 26,934 1,936
Citrix Systems Inc 10,813 1,518
Electronic Arts Inc 25,293 3,424
Fidelity National Information Services Inc 54,619 7,680
Fiserv Inc
(d)
50,627 6,026
Intuit Inc 24,079 9,224
Jack Henry & Associates Inc 6,690 1,015
Microsoft Corp 663,216 156,366
MSCI Inc 7,262 3,045
Oracle Corp 163,096 11,444
Paychex Inc 28,222 2,766
Paycom Software Inc
(d)
4,316 1,597
Roper Technologies Inc 9,228 3,722
salesforce.com Inc
(d)
80,699 17,098
ServiceNow Inc
(d)
17,243 8,623
Synopsys Inc
(d)
13,399 3,320
Take-Two Interactive Software Inc
(d)
10,129 1,790
Tyler Technologies Inc
(d)
3,568 1,515
$ 282,813
Telecommunications - 2 .50%
Arista Networks Inc
(d)
4,832 1,459
AT&T Inc 627,123 18,983
Cisco Systems Inc/Delaware 371,239 19,197
Corning Inc 67,564 2,939
Juniper Networks Inc 28,858 731
Lumen Technologies Inc 86,806 1,159
Motorola Solutions Inc 14,864 2,795
T-Mobile US Inc
(d)
51,364 6,435
Verizon Communications Inc 363,884 21,160
$ 74,858
Textiles - 0 .03%
Mohawk Industries Inc
(d)
5,188 998
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 11,231 1,079
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .68%
CH Robinson Worldwide Inc 11,767 $ 1,123
CSX Corp 67,051 6,465
Expeditors International of Washington Inc 14,894 1,604
FedEx Corp 21,444 6,091
JB Hunt Transport Services Inc 7,344 1,234
Kansas City Southern 7,989 2,109
Norfolk Southern Corp 22,152 5,948
Old Dominion Freight Line Inc 8,432 2,027
Union Pacific Corp 58,901 12,982
United Parcel Service Inc 63,268 10,755
$ 50,338
Water - 0 .08%
American Water Works Co Inc 15,955 2,392
TOTAL COMMON STOCKS $ 2,956,125
Total Investments $ 2,999,513
Other Assets and Liabilities -  (0.17)% (5,207)
TOTAL NET ASSETS - 100.00% $ 2,994,306
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $629 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,110 or 0.14% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $615 or 0.02% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .10%
Consumer, Non-cyclical 19 .95%
Communications 15 .90%
Financial 15 .06%
Consumer, Cyclical 9 .71%
Industrial 8 .39%
Energy 2 .83%
Utilities 2 .63%
Basic Materials 2 .15%
Money Market Funds 1 .25%
Investment Companies 0 .20%
Other Assets and Liabilities
( 0 .17 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 49,065 $ 127,346 $ 139,626 $ 36,785
$ 49,065 $ 127,346 $ 139,626 $ 36,785
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2021 Long 185 $ 36,698 $ 376
Total $ 376
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .09%
iShares Core S&P 500 ETF 538 $ 214
Money Market Funds - 5 .92%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
228,053 228
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
13,929,213 13,929
$ 14,157
TOTAL INVESTMENT COMPANIES $ 14,371
COMMON STOCKS - 94 .24 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 2,620 $ 76
Omnicom Group Inc 1,442 107
$ 183
Aerospace & Defense - 1 .52%
Boeing Co/The
(d)
3,678 937
General Dynamics Corp 1,555 282
Howmet Aerospace Inc
(d)
2,618 84
L3Harris Technologies Inc 1,379 280
Lockheed Martin Corp 1,654 611
Northrop Grumman Corp 1,040 337
Raytheon Technologies Corp 10,190 787
Teledyne Technologies Inc
(d)
249 103
TransDigm Group Inc
(d)
366 215
$ 3,636
Agriculture - 0 .74%
Altria Group Inc 12,465 638
Archer-Daniels-Midland Co 3,743 213
Philip Morris International Inc 10,444 927
$ 1,778
Airlines - 0 .31%
Alaska Air Group Inc
(d)
833 58
American Airlines Group Inc
(d)
4,288 102
Delta Air Lines Inc
(d)
4,280 207
Southwest Airlines Co
(d)
3,962 242
United Airlines Holdings Inc
(d)
2,134 123
$ 732
Apparel - 0 .66%
Hanesbrands Inc 2,340 46
NIKE Inc 8,525 1,133
PVH Corp
(d)
477 50
Ralph Lauren Corp
(d)
323 40
Tapestry Inc
(d)
1,863 77
Under Armour Inc - Class A
(d)
1,265 28
Under Armour Inc - Class C
(d)
1,307 24
VF Corp 2,153 172
$ 1,570
Automobile Manufacturers - 1 .97%
Cummins Inc 993 257
Ford Motor Co
(d)
26,207 321
General Motors Co
(d)
8,502 489
PACCAR Inc 2,327 216
Tesla Inc
(d)
5,149 3,439
$ 4,722
Automobile Parts & Equipment - 0 .14%
Aptiv PLC
(d)
1,811 250
BorgWarner Inc 1,603 74
$ 324
Banks - 5 .08%
Bank of America Corp 50,947 1,971
Bank of New York Mellon Corp/The 5,411 256
Citigroup Inc 13,996 1,018
Citizens Financial Group Inc 2,851 126
Comerica Inc 933 67
Fifth Third Bancorp 4,769 179
First Republic Bank/CA 1,180 197
Goldman Sachs Group Inc/The 2,308 755
Huntington Bancshares Inc/OH 6,822 107
JPMorgan Chase & Co 20,464 3,115
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 6,498 $ 130
M&T Bank Corp 862 131
Morgan Stanley 10,064 782
Northern Trust Corp 1,397 147
PNC Financial Services Group Inc/The 2,844 499
Regions Financial Corp 6,443 133
State Street Corp 2,360 198
SVB Financial Group
(d)
349 172
Truist Financial Corp 9,035 527
US Bancorp 9,167 507
Wells Fargo & Co 27,724 1,083
Zions Bancorp NA 1,101 60
$ 12,160
Beverages - 1 .39%
Brown-Forman Corp - B Shares 1,225 84
Coca-Cola Co/The 26,007 1,371
Constellation Brands Inc 1,140 260
Molson Coors Beverage Co
(d)
1,263 64
Monster Beverage Corp
(d)
2,480 226
PepsiCo Inc 9,252 1,309
$ 3,314
Biotechnology - 1 .47%
Alexion Pharmaceuticals Inc
(d)
1,473 225
Amgen Inc 3,874 964
Biogen Inc
(d)
1,022 286
Bio-Rad Laboratories Inc
(d)
145 83
Corteva Inc 4,990 232
Gilead Sciences Inc 8,425 544
Illumina Inc
(d)
979 376
Incyte Corp
(d)
1,251 102
Regeneron Pharmaceuticals Inc
(d)
706 334
Vertex Pharmaceuticals Inc
(d)
1,744 375
$ 3,521
Building Materials - 0 .42%
Carrier Global Corp 5,478 231
Fortune Brands Home & Security Inc 930 89
Johnson Controls International plc 4,831 288
Martin Marietta Materials Inc 418 141
Masco Corp 1,725 103
Vulcan Materials Co 889 150
$ 1,002
Chemicals - 1 .66%
Air Products and Chemicals Inc 1,484 418
Albemarle Corp 782 114
Celanese Corp 766 115
CF Industries Holdings Inc 1,437 65
Dow Inc 4,996 319
DuPont de Nemours Inc 3,609 279
Eastman Chemical Co 911 100
Ecolab Inc 1,668 357
FMC Corp 868 96
International Flavors & Fragrances Inc 1,669 233
Linde PLC 3,507 983
LyondellBasell Industries NV 1,726 180
Mosaic Co/The 2,317 73
PPG Industries Inc 1,588 239
Sherwin-Williams Co/The 541 399
$ 3,970
Commercial Services - 2 .22%
Automatic Data Processing Inc 2,870 541
Cintas Corp 591 202
Equifax Inc 817 148
FleetCor Technologies Inc
(d)
560 150
Gartner Inc
(d)
595 109
Global Payments Inc 1,980 399
IHS Markit Ltd 2,501 242
MarketAxess Holdings Inc 255 127
Moody's Corp 1,080 322
Nielsen Holdings PLC 2,397 60

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
7,855 $ 1,908
Quanta Services Inc 928 82
Robert Half International Inc 759 59
Rollins Inc 1,485 51
S&P Global Inc 1,615 570
United Rentals Inc
(d)
485 160
Verisk Analytics Inc 1,091 193
$ 5,323
Computers - 6 .79%
Accenture PLC - Class A 4,254 1,175
Apple Inc 105,826 12,927
Cognizant Technology Solutions Corp 3,559 278
DXC Technology Co
(d)
1,709 53
Fortinet Inc
(d)
908 167
Hewlett Packard Enterprise Co 8,724 137
HP Inc 8,400 267
International Business Machines Corp 5,991 798
Leidos Holdings Inc 895 86
NetApp Inc 1,493 109
Seagate Technology PLC 1,348 104
Western Digital Corp 2,051 137
$ 16,238
Consumer Products - 0 .30%
Avery Dennison Corp 557 102
Church & Dwight Co Inc 1,644 144
Clorox Co/The 844 163
Kimberly-Clark Corp 2,267 315
$ 724
Cosmetics & Personal Care - 1 .31%
Colgate-Palmolive Co 5,691 449
Estee Lauder Cos Inc/The 1,540 448
Procter & Gamble Co/The 16,514 2,236
$ 3,133
Distribution & Wholesale - 0 .27%
Copart Inc
(d)
1,395 151
Fastenal Co 3,852 194
LKQ Corp
(d)
1,872 79
Pool Corp 270 93
WW Grainger Inc 296 119
$ 636
Diversified Financial Services - 3 .79%
American Express Co 4,376 619
Ameriprise Financial Inc 783 182
BlackRock Inc 952 718
Capital One Financial Corp 3,078 392
Cboe Global Markets Inc 719 71
Charles Schwab Corp/The 10,035 654
CME Group Inc 2,408 492
Discover Financial Services 2,058 195
Franklin Resources Inc 1,829 54
Intercontinental Exchange Inc 3,767 421
Invesco Ltd 2,525 64
Mastercard Inc 5,880 2,093
Nasdaq Inc 773 114
Raymond James Financial Inc 821 101
Synchrony Financial 3,643 148
T Rowe Price Group Inc 1,528 262
Visa Inc 11,375 2,408
Western Union Co/The 2,756 68
$ 9,056
Electric - 2 .38%
AES Corp/The 4,479 120
Alliant Energy Corp 1,676 91
Ameren Corp 1,698 138
American Electric Power Co Inc 3,331 282
CenterPoint Energy Inc 3,698 84
CMS Energy Corp 1,936 119
Consolidated Edison Inc 2,298 172
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 5,403 $ 410
DTE Energy Co 1,300 173
Duke Energy Corp 5,153 497
Edison International 2,542 149
Entergy Corp 1,344 134
Evergy Inc 1,523 91
Eversource Energy 2,301 199
Exelon Corp 6,548 286
FirstEnergy Corp 3,645 126
NextEra Energy Inc 13,144 994
NRG Energy Inc 1,640 62
Pinnacle West Capital Corp 757 62
PPL Corp 5,157 149
Public Service Enterprise Group Inc 3,388 204
Sempra Energy 2,028 269
Southern Co/The 7,086 440
WEC Energy Group Inc 2,116 198
Xcel Energy Inc 3,604 240
$ 5,689
Electrical Components & Equipment - 0 .29%
AMETEK Inc 1,545 197
Emerson Electric Co 4,022 363
Generac Holdings Inc
(d)
421 138
$ 698
Electronics - 1 .19%
Agilent Technologies Inc 2,044 260
Allegion plc 609 76
Amphenol Corp 4,018 265
FLIR Systems Inc 881 50
Fortive Corp 2,265 160
Garmin Ltd 1,002 132
Honeywell International Inc 4,665 1,013
Keysight Technologies Inc
(d)
1,246 179
Mettler-Toledo International Inc
(d)
157 181
TE Connectivity Ltd 2,220 287
Trimble Inc
(d)
1,682 131
Waters Corp
(d)
417 118
$ 2,852
Energy - Alternate Sources - 0 .06%
Enphase Energy Inc
(d)
865 140
Engineering & Construction - 0 .05%
Jacobs Engineering Group Inc 872 113
Entertainment - 0 .13%
Caesars Entertainment Inc
(d)
1,395 122
Live Nation Entertainment Inc
(d)
960 81
Penn National Gaming Inc
(d)
996 105
$ 308
Environmental Control - 0 .23%
Pentair PLC 1,114 70
Republic Services Inc 1,413 140
Waste Management Inc 2,611 337
$ 547
Food - 1 .02%
Campbell Soup Co 1,360 68
Conagra Brands Inc 3,277 123
General Mills Inc 4,101 252
Hershey Co/The 983 156
Hormel Foods Corp 1,885 90
J M Smucker Co/The 735 93
Kellogg Co 1,708 108
Kraft Heinz Co/The 4,348 174
Kroger Co/The 5,106 184
Lamb Weston Holdings Inc 982 76
McCormick & Co Inc/MD 1,671 149
Mondelez International Inc 9,470 554
Sysco Corp 3,422 269
Tyson Foods Inc 1,975 147
$ 2,443

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .06%
International Paper Co 2,637 $ 143
Gas - 0 .06%
Atmos Energy Corp 858 85
NiSource Inc 2,626 63
$ 148
Hand & Machine Tools - 0 .12%
Snap-on Inc 363 84
Stanley Black & Decker Inc 1,078 215
$ 299
Healthcare - Products - 3 .66%
Abbott Laboratories 11,881 1,424
ABIOMED Inc
(d)
304 97
Align Technology Inc
(d)
483 262
Baxter International Inc 3,388 286
Boston Scientific Corp
(d)
9,504 367
Cooper Cos Inc/The 330 127
Danaher Corp 4,249 956
DENTSPLY SIRONA Inc 1,467 94
Edwards Lifesciences Corp
(d)
4,187 350
Hologic Inc
(d)
1,726 128
IDEXX Laboratories Inc
(d)
573 280
Intuitive Surgical Inc
(d)
790 584
Medtronic PLC 9,041 1,068
PerkinElmer Inc 752 96
ResMed Inc 975 189
STERIS PLC 572 109
Stryker Corp 2,195 535
Teleflex Inc 314 130
Thermo Fisher Scientific Inc 2,641 1,205
Varian Medical Systems Inc
(d)
615 109
West Pharmaceutical Services Inc 497 140
Zimmer Biomet Holdings Inc 1,393 223
$ 8,759
Healthcare - Services - 1 .95%
Anthem Inc 1,643 590
Catalent Inc
(d)
1,140 120
Centene Corp
(d)
3,899 249
DaVita Inc
(d)
485 52
HCA Healthcare Inc 1,777 335
Humana Inc 865 363
IQVIA Holdings Inc
(d)
1,283 248
Laboratory Corp of America Holdings
(d)
655 167
Quest Diagnostics Inc 895 115
UnitedHealth Group Inc 6,340 2,359
Universal Health Services Inc 522 69
$ 4,667
Home Builders - 0 .24%
DR Horton Inc 2,220 198
Lennar Corp - A Shares 1,841 186
NVR Inc
(d)
23 108
PulteGroup Inc 1,784 94
$ 586
Home Furnishings - 0 .06%
Leggett & Platt Inc 890 41
Whirlpool Corp 420 92
$ 133
Housewares - 0 .03%
Newell Brands Inc 2,537 68
Insurance - 3 .17%
Aflac Inc 4,295 220
Allstate Corp/The 2,032 233
American International Group Inc 5,798 268
Aon PLC 1,516 349
Arthur J Gallagher & Co 1,298 162
Assurant Inc 389 55
Berkshire Hathaway Inc - Class B
(d)
12,787 3,267
Chubb Ltd 3,020 477
Cincinnati Financial Corp 1,005 104
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Re Group Ltd 268 $ 66
Globe Life Inc 638 62
Hartford Financial Services Group Inc/The 2,398 160
Lincoln National Corp 1,211 75
Loews Corp 1,523 78
Marsh & McLennan Cos Inc 3,408 415
MetLife Inc 5,042 307
Principal Financial Group Inc 1,701 102
Progressive Corp/The 3,929 376
Prudential Financial Inc 2,660 242
Travelers Cos Inc/The 1,692 254
Unum Group 1,368 38
W R Berkley Corp 940 71
Willis Towers Watson PLC 865 198
$ 7,579
Internet - 10 .61%
Alphabet Inc - A Shares
(d)
2,017 4,160
Alphabet Inc - C Shares
(d)
1,933 3,999
Amazon.com Inc
(d)
2,870 8,880
Booking Holdings Inc
(d)
275 641
CDW Corp/DE 946 157
eBay Inc 4,336 265
Etsy Inc
(d)
846 171
Expedia Group Inc
(d)
927 160
F5 Networks Inc
(d)
414 86
Facebook Inc
(d)
16,132 4,751
Netflix Inc
(d)
2,970 1,549
NortonLifeLock Inc 3,903 83
Twitter Inc
(d)
5,351 340
VeriSign Inc
(d)
668 133
$ 25,375
Iron & Steel - 0 .07%
Nucor Corp 1,999 160
Leisure Products & Services - 0 .14%
Carnival Corp
(d)
5,351 142
Norwegian Cruise Line Holdings Ltd
(d)
2,434 67
Royal Caribbean Cruises Ltd
(d)
1,469 126
$ 335
Lodging - 0 .34%
Hilton Worldwide Holdings Inc
(d)
1,862 225
Las Vegas Sands Corp
(d)
2,203 134
Marriott International Inc/MD
(d)
1,784 264
MGM Resorts International 2,754 105
Wynn Resorts Ltd
(d)
705 88
$ 816
Machinery - Construction & Mining - 0 .35%
Caterpillar Inc 3,655 848
Machinery - Diversified - 0 .74%
Deere & Co 2,102 787
Dover Corp 964 132
IDEX Corp 508 106
Ingersoll Rand Inc
(d)
2,497 123
Otis Worldwide Corp 2,735 187
Rockwell Automation Inc 779 207
Westinghouse Air Brake Technologies Corp 1,191 94
Xylem Inc/NY 1,210 127
$ 1,763
Media - 2 .11%
Charter Communications Inc
(d)
949 585
Comcast Corp - Class A 30,655 1,659
Discovery Inc - A Shares
(d),(e)
1,088 47
Discovery Inc - C Shares
(d)
1,943 72
DISH Network Corp
(d)
1,661 60
Fox Corp - A Shares 2,243 81
Fox Corp - B Shares 1,031 36
News Corp - A Shares 2,623 67
News Corp - B Shares 817 19
ViacomCBS Inc - Class B
(e)
3,805 172

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The
(d)
12,172 $ 2,246
$ 5,044
Mining - 0 .27%
Freeport-McMoRan Inc 9,779 322
Newmont Corp 5,368 324
$ 646
Miscellaneous Manufacturers - 1 .25%
3M Co 3,882 748
A O Smith Corp 908 62
Eaton Corp PLC 2,670 369
General Electric Co 58,798 772
Illinois Tool Works Inc 1,933 428
Parker-Hannifin Corp 866 273
Textron Inc 1,522 85
Trane Technologies PLC 1,599 265
$ 3,002
Office & Business Equipment - 0 .07%
Zebra Technologies Corp
(d)
359 174
Oil & Gas - 2 .19%
APA Corp 2,535 45
Cabot Oil & Gas Corp 2,677 50
Chevron Corp 12,919 1,354
ConocoPhillips 9,086 481
Devon Energy Corp 3,974 87
Diamondback Energy Inc 1,211 89
EOG Resources Inc 3,914 284
Exxon Mobil Corp
(f)
28,390 1,585
Hess Corp 1,833 130
HollyFrontier Corp 1,001 36
Marathon Oil Corp 5,303 56
Marathon Petroleum Corp 4,368 234
Occidental Petroleum Corp 5,623 150
Phillips 66 2,930 239
Pioneer Natural Resources Co 1,379 219
Valero Energy Corp 2,739 196
$ 5,235
Oil & Gas Services - 0 .22%
Baker Hughes Co 4,887 105
Halliburton Co 5,958 128
NOV Inc
(d)
2,606 36
Schlumberger NV 9,376 255
$ 524
Packaging & Containers - 0 .22%
Amcor PLC 10,475 122
Ball Corp 2,197 186
Packaging Corp of America 636 86
Sealed Air Corp 1,039 48
Westrock Co 1,766 92
$ 534
Pharmaceuticals - 4 .97%
AbbVie Inc 11,843 1,282
AmerisourceBergen Corp 988 117
Becton Dickinson and Co 1,949 474
Bristol-Myers Squibb Co 15,026 949
Cardinal Health Inc 1,971 120
Cigna Corp 2,360 570
CVS Health Corp 8,794 662
Dexcom Inc
(d)
645 232
Eli Lilly and Co 5,334 996
Henry Schein Inc
(d)
956 66
Johnson & Johnson 17,629 2,897
McKesson Corp 1,067 208
Merck & Co Inc 16,969 1,308
Perrigo Co PLC 893 36
Pfizer Inc 37,402 1,355
Viatris Inc
(d)
8,095 113
Zoetis Inc 3,187 502
$ 11,887
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .23%
Kinder Morgan Inc 13,057 $ 218
ONEOK Inc 2,986 151
Williams Cos Inc/The 8,140 193
$ 562
Real Estate - 0 .07%
CBRE Group Inc
(d)
2,251 178
REITs - 2 .25%
Alexandria Real Estate Equities Inc 852 140
American Tower Corp 2,981 713
AvalonBay Communities Inc 936 173
Boston Properties Inc 951 96
Crown Castle International Corp 2,893 498
Digital Realty Trust Inc 1,884 265
Duke Realty Corp 2,505 105
Equinix Inc 599 407
Equity Residential 2,301 165
Essex Property Trust Inc 436 118
Extra Space Storage Inc 885 117
Federal Realty Investment Trust 468 47
Healthpeak Properties Inc 3,613 115
Host Hotels & Resorts Inc
(d)
4,731 80
Iron Mountain Inc 1,936 72
Kimco Realty Corp 2,906 54
Mid-America Apartment Communities Inc 768 111
Prologis Inc 4,960 526
Public Storage 1,020 252
Realty Income Corp 2,503 159
Regency Centers Corp 1,059 60
SBA Communications Corp 734 204
Simon Property Group Inc 2,202 250
UDR Inc 1,989 87
Ventas Inc 2,513 134
Vornado Realty Trust 1,053 48
Welltower Inc 2,800 201
Weyerhaeuser Co 5,015 178
$ 5,375
Retail - 4 .91%
Advance Auto Parts Inc 440 81
AutoZone Inc
(d)
149 209
Best Buy Co Inc 1,546 177
CarMax Inc
(d)
1,091 145
Chipotle Mexican Grill Inc
(d)
188 267
Costco Wholesale Corp 2,967 1,046
Darden Restaurants Inc 874 124
Dollar General Corp 1,644 333
Dollar Tree Inc
(d)
1,578 181
Domino's Pizza Inc 261 96
Gap Inc/The 1,382 41
Genuine Parts Co 969 112
Home Depot Inc/The 7,220 2,204
L Brands Inc
(d)
1,567 97
Lowe's Cos Inc 4,903 932
McDonald's Corp 5,000 1,121
O'Reilly Automotive Inc
(d)
471 239
Ross Stores Inc 2,388 286
Starbucks Corp 7,894 863
Target Corp 3,359 665
TJX Cos Inc/The 8,052 533
Tractor Supply Co 780 138
Ulta Beauty Inc
(d)
378 117
Walgreens Boots Alliance Inc 4,810 264
Walmart Inc 9,298 1,263
Yum! Brands Inc 2,013 218
$ 11,752
Savings & Loans - 0 .02%
People's United Financial Inc 2,855 51

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .22%
Advanced Micro Devices Inc
(d)
8,125 $ 638
Analog Devices Inc 2,474 384
Applied Materials Inc 6,153 822
Broadcom Inc 2,737 1,269
Intel Corp 27,247 1,744
IPG Photonics Corp
(d)
240 50
KLA Corp 1,034 341
Lam Research Corp 959 571
Maxim Integrated Products Inc 1,796 164
Microchip Technology Inc 1,804 280
Micron Technology Inc
(d)
7,501 662
Monolithic Power Systems Inc 287 101
NVIDIA Corp 4,158 2,220
NXP Semiconductors NV 1,856 374
Qorvo Inc
(d)
760 139
QUALCOMM Inc 7,617 1,010
Skyworks Solutions Inc 1,106 203
Teradyne Inc 1,116 136
Texas Instruments Inc 6,170 1,166
Xilinx Inc 1,647 204
$ 12,478
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 270 56
Software - 9 .02%
Activision Blizzard Inc 5,194 483
Adobe Inc
(d)
3,215 1,528
Akamai Technologies Inc
(d)
1,093 111
ANSYS Inc
(d)
581 197
Autodesk Inc
(d)
1,475 409
Broadridge Financial Solutions Inc 776 119
Cadence Design Systems Inc
(d)
1,871 256
Cerner Corp 2,055 148
Citrix Systems Inc 825 116
Electronic Arts Inc 1,929 261
Fidelity National Information Services Inc 4,166 586
Fiserv Inc
(d)
3,861 460
Intuit Inc 1,836 703
Jack Henry & Associates Inc 511 78
Microsoft Corp
(f)
50,578 11,925
MSCI Inc 554 232
Oracle Corp 12,439 873
Paychex Inc 2,151 211
Paycom Software Inc
(d)
330 122
Roper Technologies Inc 704 284
salesforce.com Inc
(d)
6,153 1,304
ServiceNow Inc
(d)
1,315 658
Synopsys Inc
(d)
1,022 253
Take-Two Interactive Software Inc
(d)
772 136
Tyler Technologies Inc
(d)
272 115
$ 21,568
Telecommunications - 2 .39%
Arista Networks Inc
(d)
368 111
AT&T Inc 47,825 1,448
Cisco Systems Inc/Delaware 28,312 1,464
Corning Inc 5,151 224
Juniper Networks Inc 2,201 56
Lumen Technologies Inc 6,621 88
Motorola Solutions Inc 1,134 213
T-Mobile US Inc
(d)
3,918 491
Verizon Communications Inc 27,751 1,614
$ 5,709
Textiles - 0 .03%
Mohawk Industries Inc
(d)
396 76
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 855 82
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .60%
CH Robinson Worldwide Inc 898 $ 86
CSX Corp 5,114 493
Expeditors International of Washington Inc 1,136 122
FedEx Corp 1,635 465
JB Hunt Transport Services Inc 560 94
Kansas City Southern 610 161
Norfolk Southern Corp 1,690 454
Old Dominion Freight Line Inc 644 155
Union Pacific Corp 4,493 990
United Parcel Service Inc 4,824 820
$ 3,840
Water - 0 .08%
American Water Works Co Inc 1,217 182
TOTAL COMMON STOCKS $ 225,446
TOTAL PURCHASED OPTIONS - 0.22% $ 519
Total Investments $ 240,336
Other Assets and Liabilities -  (0.47)% (1,127)
TOTAL NET ASSETS - 100.00% $ 239,209
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $228 or
0.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $217 or 0.09% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,844 or 0.77% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 21 .10%
Consumer, Non-cyclical 19 .03%
Communications 15 .19%
Financial 14 .38%
Consumer, Cyclical 9 .26%
Industrial 8 .00%
Money Market Funds 5 .92%
Energy 2 .70%
Utilities 2 .52%
Basic Materials 2 .06%
Purchased Options 0 .22%
Investment Companies 0 .09%
Other Assets and Liabilities
( 0 .47 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,820 $ 9,468 $ 11,359 $ 13,929
$ 15,820 $ 9,468 $ 11,359 $ 13,929
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 4,020 .00 04/19/2021 $ 159 $ 229 $ 70
Put - S&P 500 Index N/A 200 20 $ 3,840 .00 04/19/2021 665 290 (375)
Total $ 824 $ 519 $ (305)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 4,040 .00 04/19/2021 $ (115) $ (167) $ (52)
Put - S&P 500 Index N/A 200 20 $ 3,800 .00 04/19/2021 (529) (218) 311
Total $ (644) $ (385) $ 259
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2021 Long 16 $ 3,174 $ 31
Total $ 31
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .27 % Shares Held Value (000's)
Money Market Funds - 0 .27%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,727,777 $ 1,728
TOTAL INVESTMENT COMPANIES $ 1,728
COMMON STOCKS - 99 .76 % Shares Held Value (000's)
Aerospace & Defense - 5 .53%
HEICO Corp - Class A 73,514 $ 8,351
TransDigm Group Inc
(b)
45,572 26,793
$ 35,144
Banks - 1 .03%
First Republic Bank/CA 34,836 5,809
M&T Bank Corp 4,801 728
$ 6,537
Beverages - 0 .43%
Brown-Forman Corp - B Shares 39,389 2,717
Building Materials - 4 .31%
Martin Marietta Materials Inc 23,696 7,958
Summit Materials Inc
(b)
122,933 3,445
Vulcan Materials Co 94,581 15,960
$ 27,363
Chemicals - 0 .59%
Air Products and Chemicals Inc 13,217 3,719
Commercial Services - 10 .36%
Bright Horizons Family Solutions Inc
(b)
19,890 3,410
CoStar Group Inc
(b)
17,158 14,102
Everarc Holdings Ltd - Warrants
(b)
97,671 20
Gartner Inc
(b)
58,335 10,649
IHS Markit Ltd 98,345 9,518
Moody's Corp 19,591 5,850
S&P Global Inc 7,052 2,488
Square Inc
(b)
18,710 4,248
TransUnion 91,131 8,202
Verisk Analytics Inc 41,679 7,364
$ 65,851
Distribution & Wholesale - 3 .89%
Copart Inc
(b)
152,565 16,570
Fastenal Co 161,658 8,128
$ 24,698
Diversified Financial Services - 1 .26%
Credit Acceptance Corp
(b)
22,192 7,994
Electric - 2 .49%
Brookfield Infrastructure Partners LP 226,146 12,043
Brookfield Renewable Partners LP 89,419 3,809
$ 15,852
Electronics - 1 .72%
Agilent Technologies Inc 16,547 2,104
Mettler-Toledo International Inc
(b)
7,632 8,820
$ 10,924
Entertainment - 3 .88%
Live Nation Entertainment Inc
(b)
159,887 13,534
Vail Resorts Inc
(b)
38,130 11,121
$ 24,655
Healthcare - Products - 1 .30%
IDEXX Laboratories Inc
(b)
16,898 8,268
Holding Companies - Diversified - 0 .21%
Everarc Holdings Ltd
(b)
92,882 1,347
Home Builders - 2 .68%
Lennar Corp - A Shares 77,124 7,807
Lennar Corp - B Shares 1,086 89
NVR Inc
(b)
1,939 9,135
$ 17,031
Insurance - 7 .80%
Aon PLC 21,650 4,982
Arch Capital Group Ltd
(b)
247,806 9,508
Brown & Brown Inc 173,423 7,927
Fidelity National Financial Inc 187,988 7,644
Markel Corp
(b)
13,222 15,068
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 46,457 $ 4,442
$ 49,571
Internet - 4 .36%
VeriSign Inc
(b)
58,038 11,536
Wix.com Ltd
(b)
57,978 16,188
$ 27,724
Investment Companies - 0 .26%
Brookfield Business Partners LP 2,427 98
Cannae Holdings Inc
(b)
39,182 1,552
$ 1,650
Lodging - 3 .46%
Hilton Worldwide Holdings Inc
(b)
142,241 17,200
Hyatt Hotels Corp
(b)
58,245 4,817
$ 22,017
Machinery - Diversified - 0 .45%
Cognex Corp 11,746 975
Colfax Corp
(b)
43,129 1,889
$ 2,864
Media - 4 .26%
Liberty Broadband Corp - A Shares
(b)
19,743 2,866
Liberty Broadband Corp - C Shares
(b)
102,504 15,391
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
14,733 563
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
124,868 5,406
Liberty Media Corp-Liberty SiriusXM - A Shares
(b)
23,984 1,057
Liberty Media Corp-Liberty SiriusXM - C Shares
(b)
41,045 1,810
$ 27,093
Private Equity - 7 .75%
Brookfield Asset Management Inc 631,427 28,099
KKR & Co Inc 325,854 15,918
Onex Corp 84,604 5,271
$ 49,288
Real Estate - 3 .44%
CBRE Group Inc
(b)
169,398 13,401
Howard Hughes Corp/The
(b)
59,366 5,648
Kennedy-Wilson Holdings Inc 138,803 2,805
$ 21,854
REITs - 2 .57%
SBA Communications Corp 58,899 16,347
Retail - 10 .33%
CarMax Inc
(b)
180,634 23,963
Dollar General Corp 15,082 3,056
Domino's Pizza Inc 24,351 8,956
O'Reilly Automotive Inc
(b)
32,072 16,269
Restaurant Brands International Inc 134,977 8,773
Ross Stores Inc 38,874 4,661
$ 65,678
Semiconductors - 1 .89%
Microchip Technology Inc 77,277 11,995
Software - 12 .43%
ANSYS Inc
(b)
32,466 11,024
Autodesk Inc
(b)
60,556 16,783
Black Knight Inc
(b)
186,267 13,782
Guidewire Software Inc
(b)
94,506 9,605
HubSpot Inc
(b)
4,150 1,885
MSCI Inc 12,921 5,417
Qualtrics International Inc
(b)
6,519 215
Roper Technologies Inc 27,851 11,233
Tyler Technologies Inc
(b)
21,409 9,089
$ 79,033

Schedule of Investments
MidCap Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1 .08%
Motorola Solutions Inc 36,608 $ 6,884
TOTAL COMMON STOCKS $ 634,098
Total Investments $ 635,826
Other Assets and Liabilities -  (0.03)% (217)
TOTAL NET ASSETS - 100.00% $ 635,609
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 24 .24%
Financial 24 .11%
Technology 14 .32%
Consumer, Non-cyclical 12 .09%
Industrial 12 .01%
Communications 9 .70%
Utilities 2 .49%
Basic Materials 0 .59%
Money Market Funds 0 .27%
Diversified 0 .21%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,607 $ 19,768 $ 19,647 $ 1,728
$ 1,607 $ 19,768 $ 19,647 $ 1,728
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .78 % Shares Held Value (000's)
Money Market Funds - 1 .78%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,014,825 $ 3,015
TOTAL INVESTMENT COMPANIES $ 3,015
COMMON STOCKS - 98 .33 % Shares Held Value (000's)
Aerospace & Defense - 0 .31%
Teledyne Technologies Inc
(b)
1,283 $ 531
Apparel - 2 .12%
Deckers Outdoor Corp
(b)
7,533 2,489
NIKE Inc 8,302 1,103
$ 3,592
Automobile Manufacturers - 1 .28%
PACCAR Inc 23,370 2,172
Banks - 4 .22%
JPMorgan Chase & Co 31,432 4,785
PNC Financial Services Group Inc/The 13,417 2,353
$ 7,138
Beverages - 1 .74%
Keurig Dr Pepper Inc 55,050 1,892
PepsiCo Inc 7,393 1,046
$ 2,938
Chemicals - 1 .72%
Air Products and Chemicals Inc 3,975 1,118
FMC Corp 16,125 1,784
$ 2,902
Commercial Services - 1 .02%
PayPal Holdings Inc
(b)
7,066 1,716
Computers - 4 .51%
Apple Inc 62,418 7,624
Consumer Products - 1 .07%
Church & Dwight Co Inc 20,748 1,812
Diversified Financial Services - 6 .42%
Ameriprise Financial Inc 4,710 1,095
BlackRock Inc 1,969 1,484
Charles Schwab Corp/The 45,180 2,945
Discover Financial Services 12,597 1,197
Nasdaq Inc 9,629 1,420
Visa Inc 12,857 2,722
$ 10,863
Electric - 2 .33%
NextEra Energy Inc 25,804 1,951
Xcel Energy Inc 29,938 1,991
$ 3,942
Electronics - 1 .46%
Honeywell International Inc 11,388 2,472
Environmental Control - 0 .92%
Republic Services Inc 15,674 1,557
Food - 0 .61%
McCormick & Co Inc/MD 11,596 1,034
Healthcare - Products - 3 .94%
Abbott Laboratories 15,148 1,815
Edwards Lifesciences Corp
(b)
13,306 1,113
Medtronic PLC 13,641 1,612
Thermo Fisher Scientific Inc 4,665 2,129
$ 6,669
Healthcare - Services - 1 .93%
UnitedHealth Group Inc 6,272 2,333
Universal Health Services Inc 6,925 924
$ 3,257
Insurance - 2 .47%
Chubb Ltd 2,536 401
Fidelity National Financial Inc 8,376 340
Marsh & McLennan Cos Inc 14,619 1,781
Progressive Corp/The 17,339 1,658
$ 4,180
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 9 .23%
Alphabet Inc - A Shares
(b)
2,712 $ 5,594
Amazon.com Inc
(b)
1,663 5,145
Facebook Inc
(b)
12,790 3,767
Netflix Inc
(b)
2,108 1,100
$ 15,606
Machinery - Construction & Mining - 1 .12%
Epiroc AB - A Shares 83,896 1,901
Machinery - Diversified - 1 .73%
Deere & Co 7,797 2,917
Media - 2 .10%
Comcast Corp - Class A 49,254 2,665
Nexstar Media Group Inc 1,354 190
Walt Disney Co/The
(b)
3,728 688
$ 3,543
Oil & Gas - 3 .35%
Chevron Corp 45,376 4,755
Valero Energy Corp 12,683 908
$ 5,663
Packaging & Containers - 0 .99%
Ball Corp 19,720 1,671
Pharmaceuticals - 7 .01%
Becton Dickinson and Co 5,545 1,348
Bristol-Myers Squibb Co 29,593 1,868
Dexcom Inc
(b)
1,355 487
Eli Lilly and Co 11,484 2,146
Johnson & Johnson 13,270 2,181
Merck & Co Inc 30,397 2,344
Pfizer Inc 11,378 412
Roche Holding AG ADR 26,308 1,067
$ 11,853
REITs - 3 .35%
Alexandria Real Estate Equities Inc 10,221 1,679
American Tower Corp 5,047 1,206
Extra Space Storage Inc 11,828 1,568
Prologis Inc 11,403 1,209
$ 5,662
Retail - 9 .01%
Costco Wholesale Corp 10,169 3,584
Home Depot Inc/The 8,199 2,503
Lululemon Athletica Inc
(b)
4,374 1,341
O'Reilly Automotive Inc
(b)
2,043 1,036
Starbucks Corp 17,551 1,918
Target Corp 10,198 2,020
Tractor Supply Co 15,968 2,828
$ 15,230
Semiconductors - 6 .22%
Broadcom Inc 6,127 2,841
Lam Research Corp 4,494 2,675
Microchip Technology Inc 10,489 1,628
NVIDIA Corp 2,798 1,494
Taiwan Semiconductor Manufacturing Co Ltd
ADR
15,921 1,883
$ 10,521
Software - 11 .41%
Adobe Inc
(b)
6,155 2,926
Black Knight Inc
(b)
5,152 381
Fair Isaac Corp
(b)
4,279 2,080
Fidelity National Information Services Inc 3,258 458
Microsoft Corp 40,075 9,448
Roper Technologies Inc 2,714 1,095
salesforce.com Inc
(b)
8,261 1,750
ServiceNow Inc
(b)
2,299 1,150
$ 19,288
Telecommunications - 2 .28%
T-Mobile US Inc
(b)
23,764 2,977
Verizon Communications Inc 15,073 877
$ 3,854

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .46%
Expeditors International of Washington Inc 17,535 $ 1,888
Union Pacific Corp 10,315 2,274
$ 4,162
TOTAL COMMON STOCKS $ 166,270
Total Investments $ 169,285
Other Assets and Liabilities -  (0.11)% (191)
TOTAL NET ASSETS - 100.00% $ 169,094
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .14%
Consumer, Non-cyclical 17 .32%
Financial 16 .46%
Communications 13 .61%
Consumer, Cyclical 12 .41%
Industrial 8 .99%
Energy 3 .35%
Utilities 2 .33%
Money Market Funds 1 .78%
Basic Materials 1 .72%
Other Assets and Liabilities
( 0 .11 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,887 $ 8,052 $ 6,924 $ 3,015
$ 1,887 $ 8,052 $ 6,924 $ 3,015
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .55%
Blue Chip Fund
(a)
33,844 $ 1,205
Core Fixed Income Fund
(a)
1,304,910 12,932
Diversified International Fund
(a)
115,687 1,787
Diversified Real Asset Fund
(a)
48,652 610
International Small Company Fund
(a)
30,498 381
LargeCap Growth Fund I
(a)
57,292 1,181
MidCap Fund
(a),(b)
15,508 580
MidCap Value Fund I
(a)
35,805 623
Origin Emerging Markets Fund
(a)
38,277 548
SmallCap Growth Fund I
(a)
16,381 309
SmallCap Value Fund II
(a)
24,908 335
$ 20,491
Principal Funds, Inc. Institutional Class - 42 .47%
Equity Income Fund
(a)
31,864 1,212
High Income Fund
(a)
263,257 2,459
Inflation Protection Fund
(a)
168,823 1,570
LargeCap S&P 500 Index Fund
(a)
33,146 758
LargeCap Value Fund III
(a)
64,960 1,243
Overseas Fund
(a)
110,778 1,223
Short-Term Income Fund
(a)
537,552 6,655
$ 15,120
TOTAL INVESTMENT COMPANIES $ 35,611
Total Investments $ 35,611
Other Assets and Liabilities -  (0.02)% (7)
TOTAL NET ASSETS - 100.00% $ 35,604
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71 .35%
Domestic Equity Funds 20 .91%
International Equity Funds 6 .05%
Specialty Funds 1 .71%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,224 $ 30 $ 71 $ 1,205
Core Fixed Income Fund 13,544 682 755 12,932
Diversified International Fund 1,780 52 105 1,787
Diversified Real Asset Fund 756 30 205 610
Equity Income Fund 977 201 41 1,212
High Income Fund 2,149 435 114 2,459
Inflation Protection Fund 1,469 205 77 1,570
International Small Company Fund 377 11 26 381
LargeCap Growth Fund I 1,172 37 41 1,181
LargeCap S&P 500 Index Fund 1,571 29 923 758
LargeCap Value Fund III 899 272 40 1,243
MidCap Fund 641 21 102 580
MidCap Value Fund I 544 20 26 623
Origin Emerging Markets Fund 464 82 19 548
Overseas Fund 1,167 35 72 1,223
Short-Term Income Fund 6,460 666 420 6,655
SmallCap Growth Fund I 396 8 111 309
SmallCap Value Fund II 240 55 10 335
$ 35,830 $ 2,871 $ 3,158 $ 35,611
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1 $ — $ 21
Core Fixed Income Fund 71 (1) — (538)
Diversified International Fund — (1) — 61
Diversified Real Asset Fund — 18 — 11
Equity Income Fund 5 — — 75
High Income Fund 31 — — (11)
Inflation Protection Fund — — — (27)
International Small Company Fund — 1 — 18
LargeCap Growth Fund I — — — 13
LargeCap S&P 500 Index Fund — 358 — (277)
LargeCap Value Fund III — — — 112
MidCap Fund — 22 — (2)
MidCap Value Fund I — — — 85
Origin Emerging Markets Fund — — — 21
Overseas Fund — — — 93
Short-Term Income Fund 18 — — (51)
SmallCap Growth Fund I — 41 — (25)
SmallCap Value Fund II — — — 50
$ 125 $ 439 $ — $ (371)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .40%
Blue Chip Fund
(a)
279,224 $ 9,940
Core Fixed Income Fund
(a)
5,906,938 58,538
Diversified International Fund
(a)
971,695 15,013
Diversified Real Asset Fund
(a)
229,793 2,882
International Small Company Fund
(a)
261,697 3,266
LargeCap Growth Fund I
(a)
473,491 9,763
MidCap Fund
(a),(b)
128,226 4,794
MidCap Value Fund I
(a)
295,829 5,145
Origin Emerging Markets Fund
(a)
322,784 4,622
SmallCap Growth Fund I
(a)
135,104 2,548
SmallCap Value Fund II
(a)
205,567 2,765
$ 119,276
Principal Funds, Inc. Institutional Class - 38 .60%
Equity Income Fund
(a)
263,579 10,029
High Income Fund
(a)
1,092,353 10,203
Inflation Protection Fund
(a)
801,240 7,452
LargeCap S&P 500 Index Fund
(a)
314,251 7,190
LargeCap Value Fund III
(a)
538,042 10,293
Overseas Fund
(a)
926,658 10,230
Short-Term Income Fund
(a)
1,583,396 19,602
$ 74,999
TOTAL INVESTMENT COMPANIES $ 194,275
Total Investments $ 194,275
Other Assets and Liabilities -  0.00% (7)
TOTAL NET ASSETS - 100.00% $ 194,268
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 57 .04%
Domestic Equity Funds 32 .16%
International Equity Funds 9 .32%
Specialty Funds 1 .48%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 10,043 $ 177 $ 459 $ 9,940
Core Fixed Income Fund 59,928 3,652 2,632 58,538
Diversified International Fund 15,180 302 977 15,013
Diversified Real Asset Fund 3,710 108 1,078 2,882
Equity Income Fund 9,123 572 317 10,029
High Income Fund 8,232 2,438 418 10,203
Inflation Protection Fund 7,353 561 332 7,452
International Small Company Fund 3,253 65 205 3,266
LargeCap Growth Fund I 10,160 177 679 9,763
LargeCap S&P 500 Index Fund 10,401 177 3,989 7,190
LargeCap Value Fund III 9,070 559 316 10,293
MidCap Fund 5,260 121 751 4,794
MidCap Value Fund I 4,403 262 216 5,145
Origin Emerging Markets Fund 4,230 447 264 4,622
Overseas Fund 9,910 203 661 10,230
Short-Term Income Fund 18,623 2,143 1,017 19,602
SmallCap Growth Fund I 3,298 48 932 2,548
SmallCap Value Fund II 1,996 438 84 2,765
$ 194,173 $ 12,450 $ 15,327 $ 194,275
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1 $ — $ 178
Core Fixed Income Fund 317 (1) — (2,409)
Diversified International Fund — (9) — 517
Diversified Real Asset Fund — 47 — 95
Equity Income Fund 40 2 — 649
High Income Fund 125 — — (49)
Inflation Protection Fund — (1) — (129)
International Small Company Fund — 4 — 149
LargeCap Growth Fund I — (7) — 112
LargeCap S&P 500 Index Fund — 1,271 — (670)
LargeCap Value Fund III — 3 — 977
MidCap Fund — 193 — (29)
MidCap Value Fund I — — — 696
Origin Emerging Markets Fund — 17 — 192
Overseas Fund — 3 — 775
Short-Term Income Fund 52 — — (147)
SmallCap Growth Fund I — 380 — (246)
SmallCap Value Fund II — 2 — 413
$ 534 $ 1,905 $ — $ 1,074
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .93%
Blue Chip Fund
(a)
457,030 $ 16,270
Core Fixed Income Fund
(a)
5,857,225 58,045
Diversified International Fund
(a)
1,588,643 24,545
Diversified Real Asset Fund
(a)
283,994 3,561
International Small Company Fund
(a)
423,702 5,288
LargeCap Growth Fund I
(a)
775,415 15,989
MidCap Fund
(a),(b)
210,133 7,857
MidCap Value Fund I
(a)
483,934 8,416
Origin Emerging Markets Fund
(a)
523,341 7,494
SmallCap Growth Fund I
(a)
220,417 4,157
SmallCap Value Fund II
(a)
336,230 4,522
$ 156,144
Principal Funds, Inc. Institutional Class - 33 .07%
Equity Income Fund
(a)
431,471 16,418
High Income Fund
(a)
1,099,487 10,269
Inflation Protection Fund
(a)
520,290 4,839
LargeCap S&P 500 Index Fund
(a)
532,812 12,191
LargeCap Value Fund III
(a)
880,626 16,846
Overseas Fund
(a)
1,502,022 16,582
$ 77,145
TOTAL INVESTMENT COMPANIES $ 233,289
Total Investments $ 233,289
Other Assets and Liabilities -  0.00% (7)
TOTAL NET ASSETS - 100.00% $ 233,282
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 44 .01%
Fixed Income Funds 41 .87%
International Equity Funds 12 .59%
Specialty Funds 1 .53%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 15,380 $ 1,357 $ 763 $ 16,270
Core Fixed Income Fund 58,315 6,049 4,065 58,045
Diversified International Fund 24,768 1,081 2,144 24,545
Diversified Real Asset Fund 4,522 273 1,404 3,561
Equity Income Fund 14,164 1,986 762 16,418
High Income Fund 7,210 3,705 599 10,269
Inflation Protection Fund 4,648 601 328 4,839
International Small Company Fund 5,302 229 490 5,288
LargeCap Growth Fund I 15,863 721 763 15,989
LargeCap S&P 500 Index Fund 17,346 617 6,763 12,191
LargeCap Value Fund III 14,424 1,613 764 16,846
MidCap Fund 8,165 437 1,008 7,857
MidCap Value Fund I 7,078 746 521 8,416
Origin Emerging Markets Fund 6,700 835 376 7,494
Overseas Fund 16,041 721 1,423 16,582
SmallCap Growth Fund I 5,030 175 1,242 4,157
SmallCap Value Fund II 3,341 715 211 4,522
$ 228,297 $ 21,861 $ 23,626 $ 233,289
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ (1) $ — $ 297
Core Fixed Income Fund 297 (2) — (2,252)
Diversified International Fund — (41) — 881
Diversified Real Asset Fund — 66 — 104
Equity Income Fund 66 7 — 1,023
High Income Fund 115 — — (47)
Inflation Protection Fund — — — (82)
International Small Company Fund — (4) — 251
LargeCap Growth Fund I — 3 — 165
LargeCap S&P 500 Index Fund — 1,722 — (731)
LargeCap Value Fund III — (3) — 1,576
MidCap Fund — 222 — 41
MidCap Value Fund I — (3) — 1,116
Origin Emerging Markets Fund — 24 — 311
Overseas Fund — (2) — 1,245
SmallCap Growth Fund I — 321 — (127)
SmallCap Value Fund II — 4 — 673
$ 478 $ 2,313 $ — $ 4,444
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .83%
Blue Chip Fund
(a)
267,574 $ 9,526
Core Fixed Income Fund
(a)
1,776,537 17,605
Diversified International Fund
(a)
976,188 15,082
International Small Company Fund
(a)
269,804 3,367
LargeCap Growth Fund I
(a)
453,883 9,359
MidCap Value Fund I
(a)
289,763 5,039
Origin Emerging Markets Fund
(a)
324,722 4,650
Real Estate Securities Fund
(a)
92,117 2,564
SmallCap Growth Fund I
(a)
128,938 2,432
SmallCap Value Fund II
(a)
197,770 2,660
$ 72,284
Principal Funds, Inc. Institutional Class - 39 .18%
Equity Income Fund
(a)
252,424 9,605
High Income Fund
(a)
418,913 3,913
LargeCap S&P 500 Index Fund
(a)
367,433 8,407
LargeCap Value Fund III
(a)
515,114 9,854
MidCap Growth Fund III
(a)
296,483 4,548
Overseas Fund
(a)
926,414 10,227
$ 46,554
TOTAL INVESTMENT COMPANIES $ 118,838
Total Investments $ 118,838
Other Assets and Liabilities -  (0.01)% (7)
TOTAL NET ASSETS - 100.00% $ 118,831
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53 .87%
Fixed Income Funds 30 .79%
International Equity Funds 15 .35%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 9,081 $ 655 $ 380 $ 9,526
Core Fixed Income Fund 15,788 2,904 403 17,605
Diversified International Fund 13,964 1,135 483 15,082
Equity Income Fund 7,582 1,593 155 9,605
High Income Fund 2,817 1,186 74 3,913
International Small Company Fund 3,076 249 107 3,367
LargeCap Growth Fund I 9,255 655 647 9,359
LargeCap S&P 500 Index Fund 9,461 646 2,263 8,407
LargeCap Value Fund III 7,624 1,487 155 9,854
MidCap Growth Fund III 4,995 443 905 4,548
MidCap Value Fund I 3,635 868 106 5,039
Origin Emerging Markets Fund 3,951 637 130 4,650
Overseas Fund 9,057 757 324 10,227
Real Estate Securities Fund 2,215 244 53 2,564
SmallCap Growth Fund I 2,751 180 599 2,432
SmallCap Value Fund II 1,891 415 43 2,660
$ 107,143 $ 14,054 $ 6,827 $ 118,838
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1 $ — $ 169
Core Fixed Income Fund 91 — — (684)
Diversified International Fund — 1 — 465
Equity Income Fund 39 1 — 584
High Income Fund 42 — — (16)
International Small Company Fund — — — 149
LargeCap Growth Fund I — 7 — 89
LargeCap S&P 500 Index Fund — 327 — 236
LargeCap Value Fund III — — — 898
MidCap Growth Fund III — 120 — (105)
MidCap Value Fund I — 1 — 641
Origin Emerging Markets Fund — 3 — 189
Overseas Fund — — — 737
Real Estate Securities Fund 9 — — 158
SmallCap Growth Fund I — 117 — (17)
SmallCap Value Fund II — — — 397
$ 181 $ 578 $ — $ 3,890
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .88%
Blue Chip Fund
(a)
135,669 $ 4,830
Core Fixed Income Fund
(a)
409,059 4,054
Diversified International Fund
(a)
492,891 7,615
International Small Company Fund
(a)
134,778 1,682
LargeCap Growth Fund I
(a)
230,226 4,747
MidCap Value Fund I
(a)
145,823 2,536
Origin Emerging Markets Fund
(a)
163,245 2,338
Real Estate Securities Fund
(a)
41,126 1,144
SmallCap Growth Fund I
(a)
65,410 1,234
SmallCap Value Fund II
(a)
99,942 1,344
$ 31,524
Principal Funds, Inc. Institutional Class - 42 .13%
Equity Income Fund
(a)
127,836 4,864
High Income Fund
(a)
127,153 1,188
LargeCap S&P 500 Index Fund
(a)
194,661 4,454
LargeCap Value Fund III
(a)
260,848 4,990
MidCap Growth Fund III
(a)
149,582 2,295
Overseas Fund
(a)
467,352 5,159
$ 22,950
TOTAL INVESTMENT COMPANIES $ 54,474
Total Investments $ 54,474
Other Assets and Liabilities -  (0.01)% (7)
TOTAL NET ASSETS - 100.00% $ 54,467
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59 .56%
Fixed Income Funds 23 .60%
International Equity Funds 16 .85%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 4,765 $ 276 $ 299 $ 4,830
Core Fixed Income Fund 3,603 738 128 4,054
Diversified International Fund 7,184 475 285 7,615
Equity Income Fund 3,913 755 101 4,864
High Income Fund 749 473 30 1,188
International Small Company Fund 1,566 103 62 1,682
LargeCap Growth Fund I 4,854 276 436 4,747
LargeCap S&P 500 Index Fund 4,728 270 825 4,454
LargeCap Value Fund III 3,933 703 100 4,990
MidCap Growth Fund III 2,579 188 484 2,295
MidCap Value Fund I 1,881 401 69 2,536
Origin Emerging Markets Fund 1,971 354 78 2,338
Overseas Fund 4,659 317 192 5,159
Real Estate Securities Fund 1,003 103 31 1,144
SmallCap Growth Fund I 1,434 77 331 1,234
SmallCap Value Fund II 963 210 28 1,344
$ 49,785 $ 5,719 $ 3,479 $ 54,474
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ — $ — $ 88
Core Fixed Income Fund 21 — — (159)
Diversified International Fund — (1) — 242
Equity Income Fund 20 1 — 296
High Income Fund 12 — — (4)
International Small Company Fund — — — 75
LargeCap Growth Fund I — 8 — 45
LargeCap S&P 500 Index Fund — 84 — 197
LargeCap Value Fund III — — — 454
MidCap Growth Fund III — 86 — (74)
MidCap Value Fund I — — — 323
Origin Emerging Markets Fund — 3 — 88
Overseas Fund — — — 375
Real Estate Securities Fund 4 — — 69
SmallCap Growth Fund I — 72 — (18)
SmallCap Value Fund II — — — 199
$ 57 $ 253 $ — $ 2,196
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .47%
Blue Chip Fund
(a)
34,908 $ 1,243
Core Fixed Income Fund
(a)
47,819 474
Diversified International Fund
(a)
128,465 1,985
International Small Company Fund
(a)
35,460 443
LargeCap Growth Fund I
(a)
59,237 1,221
MidCap Value Fund I
(a)
38,270 665
Origin Emerging Markets Fund
(a)
42,716 612
Real Estate Securities Fund
(a)
10,286 286
SmallCap Growth Fund I
(a)
16,875 318
SmallCap Value Fund II
(a)
25,799 347
$ 7,594
Principal Funds, Inc. Institutional Class - 43 .57%
Equity Income Fund
(a)
32,917 1,252
High Income Fund
(a)
16,541 155
LargeCap S&P 500 Index Fund
(a)
52,878 1,210
LargeCap Value Fund III
(a)
67,137 1,284
MidCap Growth Fund III
(a)
39,324 603
Overseas Fund
(a)
122,712 1,355
$ 5,859
TOTAL INVESTMENT COMPANIES $ 13,453
Total Investments $ 13,453
Other Assets and Liabilities -  (0.04)% (6)
TOTAL NET ASSETS - 100.00% $ 13,447
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62 .68%
Fixed Income Funds 19 .44%
International Equity Funds 17 .92%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,126 $ 167 $ 72 $ 1,243
Core Fixed Income Fund 436 115 59 474
Diversified International Fund 1,737 290 101 1,985
Equity Income Fund 941 292 55 1,252
High Income Fund 121 46 11 155
International Small Company Fund 382 63 20 443
LargeCap Growth Fund I 1,157 167 114 1,221
LargeCap S&P 500 Index Fund 1,129 165 155 1,210
LargeCap Value Fund III 955 269 55 1,284
MidCap Growth Fund III 615 116 129 603
MidCap Value Fund I 452 169 38 665
Origin Emerging Markets Fund 486 131 28 612
Overseas Fund 1,134 194 67 1,355
Real Estate Securities Fund 229 56 16 286
SmallCap Growth Fund I 340 48 82 318
SmallCap Value Fund II 234 79 16 347
$ 11,474 $ 2,367 $ 1,018 $ 13,453
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ — $ — $ 22
Core Fixed Income Fund 2 — — (18)
Diversified International Fund — — — 59
Equity Income Fund 5 — — 74
High Income Fund 2 — — (1)
International Small Company Fund — — — 18
LargeCap Growth Fund I — 2 — 9
LargeCap S&P 500 Index Fund — 2 — 69
LargeCap Value Fund III — — — 115
MidCap Growth Fund III — 11 — (10)
MidCap Value Fund I — — — 82
Origin Emerging Markets Fund — — — 23
Overseas Fund — — — 94
Real Estate Securities Fund 1 — — 17
SmallCap Growth Fund I — 13 — (1)
SmallCap Value Fund II — — — 50
$ 10 $ 28 $ — $ 602
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .80%
Blue Chip Fund
(a)
22,149 $ 789
Core Fixed Income Fund
(a)
1,237,563 12,264
Diversified International Fund
(a)
76,649 1,184
Diversified Real Asset Fund
(a)
46,891 588
International Small Company Fund
(a)
21,068 263
LargeCap Growth Fund I
(a)
37,554 775
MidCap Fund
(a),(b)
10,146 379
MidCap Value Fund I
(a)
23,377 407
Origin Emerging Markets Fund
(a)
25,848 370
SmallCap Growth Fund I
(a)
10,721 202
SmallCap Value Fund II
(a)
16,292 219
$ 17,440
Principal Funds, Inc. Institutional Class - 43 .22%
Equity Income Fund
(a)
20,837 793
High Income Fund
(a)
250,028 2,335
Inflation Protection Fund
(a)
155,212 1,443
LargeCap S&P 500 Index Fund
(a)
22,318 511
LargeCap Value Fund III
(a)
42,496 813
Overseas Fund
(a)
74,843 826
Short-Term Income Fund
(a)
529,008 6,549
$ 13,270
TOTAL INVESTMENT COMPANIES $ 30,710
Total Investments $ 30,710
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 30,704
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 77 .44%
Domestic Equity Funds 15 .91%
International Equity Funds 4 .75%
Specialty Funds 1 .92%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 859 $ 27 $ 111 $ 789
Core Fixed Income Fund 12,597 999 826 12,264
Diversified International Fund 1,159 46 60 1,184
Diversified Real Asset Fund 763 36 239 588
Equity Income Fund 686 90 33 793
High Income Fund 2,139 342 136 2,335
Inflation Protection Fund 1,388 168 89 1,443
International Small Company Fund 255 10 14 263
LargeCap Growth Fund I 844 27 106 775
LargeCap S&P 500 Index Fund 973 26 539 511
LargeCap Value Fund III 650 121 33 813
MidCap Fund 438 19 91 379
MidCap Value Fund I 353 21 22 407
Origin Emerging Markets Fund 309 63 15 370
Overseas Fund 773 32 41 826
Short-Term Income Fund 6,408 602 410 6,549
SmallCap Growth Fund I 266 7 83 202
SmallCap Value Fund II 170 23 8 219
$ 31,030 $ 2,659 $ 2,856 $ 30,710
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 23 $ — $ (9)
Core Fixed Income Fund 67 — — (506)
Diversified International Fund — — — 39
Diversified Real Asset Fund — 11 — 17
Equity Income Fund 3 — — 50
High Income Fund 29 — — (10)
Inflation Protection Fund — — — (24)
International Small Company Fund — — — 12
LargeCap Growth Fund I — (1) — 11
LargeCap S&P 500 Index Fund — 191 — (140)
LargeCap Value Fund III — — — 75
MidCap Fund — 31 — (18)
MidCap Value Fund I — — — 55
Origin Emerging Markets Fund — — — 13
Overseas Fund — 1 — 61
Short-Term Income Fund 18 — — (51)
SmallCap Growth Fund I — 25 — (13)
SmallCap Value Fund II — — — 34
$ 117 $ 281 $ — $ (404)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .54 % Shares Held Value (000's)
Money Market Funds - 0 .54%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
778,574 $ 779
TOTAL INVESTMENT COMPANIES $ 779
COMMON STOCKS - 99 .17 % Shares Held Value (000's)
Home Builders - 0 .51%
DR Horton Inc 8,385 $ 747
Lodging - 0 .93%
Choice Hotels International Inc 7,005 751
Travel + Leisure Co 9,951 609
$ 1,360
REITs - 97 .73%
Agree Realty Corp 39,417 2,653
Alexandria Real Estate Equities Inc 30,307 4,979
American Assets Trust Inc 43,153 1,400
American Campus Communities Inc 24,853 1,073
American Homes 4 Rent 174,399 5,815
American Tower Corp 20,040 4,791
Apartment Income REIT Corp 72,640 3,106
Apple Hospitality REIT Inc 83,830 1,221
AvalonBay Communities Inc 43,695 8,062
Boston Properties Inc 12,499 1,266
Brandywine Realty Trust 47,250 610
Broadstone Net Lease Inc 76,247 1,395
Camden Property Trust 6,862 754
CoreSite Realty Corp 14,608 1,751
Cousins Properties Inc 80,009 2,828
CubeSmart 59,055 2,234
CyrusOne Inc 16,619 1,125
DiamondRock Hospitality Co
(b)
66,540 685
Digital Realty Trust Inc 11,318 1,594
Equinix Inc 15,222 10,345
Equity LifeStyle Properties Inc 43,862 2,791
Equity Residential 11,409 817
Essex Property Trust Inc 25,001 6,796
Extra Space Storage Inc 29,345 3,890
First Industrial Realty Trust Inc 44,128 2,021
Healthcare Realty Trust Inc 36,355 1,102
Healthcare Trust of America Inc 147,856 4,078
Invitation Homes Inc 256,305 8,199
Kilroy Realty Corp 29,742 1,952
MGM Growth Properties LLC 41,859 1,365
Park Hotels & Resorts Inc
(b)
58,060 1,253
Prologis Inc 121,213 12,849
PS Business Parks Inc 17,933 2,772
Public Storage 6,276 1,549
Regency Centers Corp 45,930 2,605
Rexford Industrial Realty Inc 37,628 1,897
Sabra Health Care REIT Inc 121,967 2,117
Saul Centers Inc 15,957 640
Simon Property Group Inc 16,036 1,824
STORE Capital Corp 103,153 3,456
Sun Communities Inc 37,831 5,676
Terreno Realty Corp 42,665 2,465
VICI Properties Inc 103,749 2,930
Welltower Inc 117,465 8,414
Weyerhaeuser Co 27,629 984
$ 142,129
TOTAL COMMON STOCKS $ 144,236
Total Investments $ 145,015
Other Assets and Liabilities -  0.29% 416
TOTAL NET ASSETS - 100.00% $ 145,431
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 97 .73%
Consumer, Cyclical 1 .44%
Money Market Funds 0 .54%
Other Assets and Liabilities
0 .29%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 59 $ 4,331 $ 3,611 $ 779
$ 59 $ 4,331 $ 3,611 $ 779
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .56%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,010,723 $ 4,011
Principal Exchange-Traded Funds - 17 .23%
Principal U.S. Mega-Cap ETF
(a)
2,065,807 76,260
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,064,600 46,962
$ 123,222
Principal Funds, Inc. Class R-6 - 55 .32%
Blue Chip Fund
(a)
2,095,759 74,609
Core Fixed Income Fund
(a)
7,458,947 73,918
Diversified International Fund
(a)
3,727,986 57,598
Diversified Real Asset Fund
(a)
1,295,640 16,247
Edge MidCap Fund
(a)
2,125,097 36,339
Global Diversified Income Fund
(a)
261,458 3,522
Global Real Estate Securities Fund
(a)
2,606,782 26,850
High Yield Fund
(a)
2,236,835 16,172
International Small Company Fund
(a)
954,561 11,913
LargeCap Growth Fund I
(a)
378,151 7,798
Origin Emerging Markets Fund
(a)
2,465,522 35,306
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,393,245 35,188
$ 395,460
Principal Funds, Inc. Institutional Class - 8 .03%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
561,834 5,877
Inflation Protection Fund
(a)
144,601 1,345
LargeCap Value Fund III
(a)
403,846 7,726
Overseas Fund
(a)
333,630 3,683
Short-Term Income Fund
(a)
3,131,297 38,765
$ 57,396
Principal Variable Contracts Funds, Inc.  Class 1 - 18 .88%
Equity Income Account
(a)
3,405,045 104,467
Government & High Quality Bond Account
(a)
3,123,080 30,512
$ 134,979
TOTAL INVESTMENT COMPANIES $ 715,068
Total Investments $ 715,068
Other Assets and Liabilities -  (0.02)% (175)
TOTAL NET ASSETS - 100.00% $ 714,893
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 49 .53%
Fixed Income Funds 36 .28%
International Equity Funds 10 .89%
Specialty Funds 2 .76%
Money Market Funds 0 .56%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 70,225 $ 4,400 $ 1,434 $ 74,609
Core Fixed Income Fund 84,871 708 8,344 73,918
Diversified International Fund 64,787 176 9,399 57,598
Diversified Real Asset Fund 9,845 7,070 1,116 16,247
Edge MidCap Fund 34,948 235 637 36,339
Equity Income Account 107,769 645 11,828 104,467
Finisterre Emerging Markets Total Return Bond Fund — 5,911 — 5,877
Global Diversified Income Fund 6,937 92 3,564 3,522
Global Real Estate Securities Fund 26,032 147 479 26,850
Government & High Quality Bond Account 34,073 176 3,537 30,512
High Yield Fund 15,572 940 320 16,172
Inflation Protection Fund 10,838 82 9,452 1,345
International Small Company Fund 8,395 4,209 1,115 11,913
LargeCap Growth Fund I — 7,650 — 7,798
LargeCap Value Fund III — 7,560 — 7,726
Origin Emerging Markets Fund 29,074 4,797 320 35,306
Overseas Fund — 3,650 — 3,683
Principal Active Global Dividend Income ETF 9,190 — 9,316 —
Principal Government Money Market Fund - Institutional Class 0.00% 935 10,398 7,322 4,011
Principal U.S. Mega-Cap ETF 73,605 — — 76,260
Principal U.S. Small-Cap Multi-Factor ETF 35,683 3,262 — 46,962
Short-Term Income Fund 43,322 177 4,400 38,765
Spectrum Preferred and Capital Securities Income Fund 36,446 775 1,687 35,188
$ 702,547 $ 63,060 $ 74,270 $ 715,068
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1 $ — $ 1,417
Core Fixed Income Fund 436 (245) — (3,072)
Diversified International Fund — 1,860 — 174
Diversified Real Asset Fund — 125 — 323
Edge MidCap Fund — 5 — 1,788
Equity Income Account — 1,644 — 6,237
Finisterre Emerging Markets Total Return Bond Fund 11 — — (34)
Global Diversified Income Fund 64 265 — (208)
Global Real Estate Securities Fund — 12 — 1,138
Government & High Quality Bond Account — 6 — (206)
High Yield Fund 192 — — (20)
Inflation Protection Fund — 777 — (900)
International Small Company Fund — 190 — 234
LargeCap Growth Fund I — — — 148
LargeCap Value Fund III — — — 166
Origin Emerging Markets Fund — 9 — 1,746
Overseas Fund — — — 33
Principal Active Global Dividend Income ETF — 2,042 — (1,916)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF — — — 2,655
Principal U.S. Small-Cap Multi-Factor ETF — — — 8,017
Short-Term Income Fund 118 75 — (409)
Spectrum Preferred and Capital Securities Income Fund 364 13 — (359)
$ 1,185 $ 6,779 $ — $ 16,952
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .18%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
353,721 $ 354
Principal Exchange-Traded Funds - 11 .41%
Principal U.S. Mega-Cap ETF
(a)
382,230 14,110
Principal U.S. Small-Cap Multi-Factor ETF
(a)
193,200 8,523
$ 22,633
Principal Funds, Inc. Class R-6 - 58 .72%
Blue Chip Fund
(a)
400,324 14,252
Core Fixed Income Fund
(a)
3,485,290 34,539
Diversified International Fund
(a)
697,051 10,769
Diversified Real Asset Fund
(a)
379,843 4,763
Edge MidCap Fund
(a)
399,649 6,834
Global Diversified Income Fund
(a)
117,871 1,588
Global Real Estate Securities Fund
(a)
919,649 9,472
High Yield Fund
(a)
1,090,623 7,885
International Small Company Fund
(a)
193,249 2,412
LargeCap Growth Fund I
(a)
73,653 1,519
Origin Emerging Markets Fund
(a)
449,382 6,435
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,542,005 15,991
$ 116,459
Principal Funds, Inc. Institutional Class - 12 .08%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
289,483 3,028
Inflation Protection Fund
(a)
37,797 351
LargeCap Value Fund III
(a)
53,419 1,022
Overseas Fund
(a)
73,118 807
Short-Term Income Fund
(a)
1,513,627 18,739
$ 23,947
Principal Variable Contracts Funds, Inc.  Class 1 - 17 .64%
Equity Income Account
(a)
682,893 20,951
Government & High Quality Bond Account
(a)
1,437,116 14,041
$ 34,992
TOTAL INVESTMENT COMPANIES $ 198,385
Total Investments $ 198,385
Other Assets and Liabilities -  (0.03)% (52)
TOTAL NET ASSETS - 100.00% $ 198,333
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 53 .11%
Domestic Equity Funds 33 .89%
International Equity Funds 9 .65%
Specialty Funds 3 .20%
Money Market Funds 0 .18%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 13,273 $ 1,021 $ 307 $ 14,252
Core Fixed Income Fund 36,765 1,056 1,830 34,539
Diversified International Fund 12,225 288 2,125 10,769
Diversified Real Asset Fund 2,947 1,928 247 4,763
Edge MidCap Fund 6,338 288 124 6,834
Equity Income Account 21,471 921 3,023 20,951
Finisterre Emerging Markets Total Return Bond Fund — 3,045 — 3,028
Global Diversified Income Fund 3,339 30 1,808 1,588
Global Real Estate Securities Fund 8,971 345 246 9,472
Government & High Quality Bond Account 15,208 576 1,651 14,041
High Yield Fund 6,750 1,327 184 7,885
Inflation Protection Fund 3,207 56 2,877 351
International Small Company Fund 1,583 808 62 2,412
LargeCap Growth Fund I — 1,490 — 1,519
LargeCap Value Fund III — 1,000 — 1,022
Origin Emerging Markets Fund 5,075 1,178 122 6,435
Overseas Fund — 800 — 807
Principal Active Global Dividend Income ETF 1,582 — 1,602 —
Principal Government Money Market Fund - Institutional Class 0.00% 251 1,711 1,608 354
Principal U.S. Mega-Cap ETF 13,619 — — 14,110
Principal U.S. Small-Cap Multi-Factor ETF 6,375 701 — 8,523
Short-Term Income Fund 19,865 631 1,599 18,739
Spectrum Preferred and Capital Securities Income Fund 15,685 826 367 15,991
$ 194,529 $ 20,026 $ 19,782 $ 198,385
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ (6) $ — $ 271
Core Fixed Income Fund 191 (47) — (1,405)
Diversified International Fund — 372 — 9
Diversified Real Asset Fund — 21 — 114
Edge MidCap Fund — (1) — 333
Equity Income Account — 310 — 1,272
Finisterre Emerging Markets Total Return Bond Fund 5 — — (17)
Global Diversified Income Fund 30 18 — 9
Global Real Estate Securities Fund — (1) — 403
Government & High Quality Bond Account — (29) — (63)
High Yield Fund 85 — — (8)
Inflation Protection Fund — 269 — (304)
International Small Company Fund — — — 83
LargeCap Growth Fund I — — — 29
LargeCap Value Fund III — — — 22
Origin Emerging Markets Fund — (1) — 305
Overseas Fund — — — 7
Principal Active Global Dividend Income ETF — 350 — (330)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF — — — 491
Principal U.S. Small-Cap Multi-Factor ETF — — — 1,447
Short-Term Income Fund 55 13 — (171)
Spectrum Preferred and Capital Securities Income Fund 161 (2) — (151)
$ 527 $ 1,266 $ — $ 2,346
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .57%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,302,538 $ 2,303
Principal Exchange-Traded Funds - 22 .02%
Principal U.S. Mega-Cap ETF
(a)
1,476,311 54,499
Principal U.S. Small-Cap Multi-Factor ETF
(a)
774,400 34,160
$ 88,659
Principal Funds, Inc. Class R-6 - 52 .81%
Blue Chip Fund
(a)
1,530,905 54,500
Core Fixed Income Fund
(a)
1,284,123 12,726
Diversified International Fund
(a)
2,890,183 44,653
Diversified Real Asset Fund
(a)
768,584 9,638
Edge MidCap Fund
(a)
1,664,084 28,456
Global Real Estate Securities Fund
(a)
1,152,181 11,868
High Yield Fund
(a)
462,818 3,346
International Small Company Fund
(a)
703,994 8,786
LargeCap Growth Fund I
(a)
274,345 5,657
Origin Emerging Markets Fund
(a)
1,750,754 25,071
Spectrum Preferred and Capital Securities Income
Fund
(a)
759,238 7,873
$ 212,574
Principal Funds, Inc. Institutional Class - 4 .69%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
100,932 1,056
Inflation Protection Fund
(a)
79,658 741
LargeCap Value Fund III
(a)
279,915 5,355
Overseas Fund
(a)
281,527 3,108
Short-Term Income Fund
(a)
697,232 8,631
$ 18,891
Principal Variable Contracts Funds, Inc.  Class 1 - 19 .94%
Equity Income Account
(a)
2,394,143 73,452
Government & High Quality Bond Account
(a)
696,194 6,802
$ 80,254
TOTAL INVESTMENT COMPANIES $ 402,681
Total Investments $ 402,681
Other Assets and Liabilities -  (0.03)% (120)
TOTAL NET ASSETS - 100.00% $ 402,561
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .62%
Fixed Income Funds 21 .32%
International Equity Funds 12 .13%
Specialty Funds 2 .39%
Money Market Funds 0 .57%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 51,403 $ 2,758 $ 696 $ 54,500
Core Fixed Income Fund 18,675 291 5,517 12,726
Diversified International Fund 49,312 274 6,483 44,653
Diversified Real Asset Fund 5,956 3,859 447 9,638
Edge MidCap Fund 26,819 549 300 28,456
Equity Income Account 73,667 1,412 7,058 73,452
Finisterre Emerging Markets Total Return Bond Fund — 1,062 — 1,056
Global Real Estate Securities Fund 11,374 235 247 11,868
Government & High Quality Bond Account 7,819 78 1,049 6,802
High Yield Fund 3,777 46 471 3,346
Inflation Protection Fund 5,877 — 5,069 741
International Small Company Fund 6,294 2,570 397 8,786
LargeCap Growth Fund I — 5,550 — 5,657
LargeCap Value Fund III — 5,240 — 5,355
Origin Emerging Markets Fund 19,783 4,222 148 25,071
Overseas Fund — 3,080 — 3,108
Principal Active Global Dividend Income ETF 6,010 — 6,094 —
Principal Government Money Market Fund - Institutional Class 0.00% 649 6,680 5,026 2,303
Principal U.S. Mega-Cap ETF 52,601 — — 54,499
Principal U.S. Small-Cap Multi-Factor ETF 25,597 2,756 — 34,160
Short-Term Income Fund 9,958 66 1,317 8,631
Spectrum Preferred and Capital Securities Income Fund 8,731 203 980 7,873
$ 384,302 $ 40,931 $ 41,299 $ 402,681
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ (2) $ — $ 1,037
Core Fixed Income Fund 95 (70) — (653)
Diversified International Fund — 1,230 — 320
Diversified Real Asset Fund — 40 — 230
Edge MidCap Fund — (3) — 1,391
Equity Income Account — 808 — 4,623
Finisterre Emerging Markets Total Return Bond Fund 2 — — (6)
Global Real Estate Securities Fund — 1 — 505
Government & High Quality Bond Account — 11 — (57)
High Yield Fund 46 5 — (11)
Inflation Protection Fund — 7 — (74)
International Small Company Fund — 59 — 260
LargeCap Growth Fund I — — — 107
LargeCap Value Fund III — — — 115
Origin Emerging Markets Fund — — — 1,214
Overseas Fund — — — 28
Principal Active Global Dividend Income ETF — 1,337 — (1,253)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF — — — 1,898
Principal U.S. Small-Cap Multi-Factor ETF — — — 5,807
Short-Term Income Fund 27 25 — (101)
Spectrum Preferred and Capital Securities Income Fund 86 13 — (94)
$ 256 $ 3,461 $ — $ 15,286
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .68%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,253,370 $ 1,253
Principal Exchange-Traded Funds - 23 .46%
Principal Active Income ETF
(a)
308,058 12,572
Principal Investment Grade Corporate Active
ETF
(a)
708,298 18,365
Principal U.S. Mega-Cap ETF
(a)
205,407 7,583
Principal U.S. Small-Cap Multi-Factor ETF
(a)
104,000 4,588
$ 43,108
Principal Funds, Inc. Class R-6 - 41 .40%
Blue Chip Fund
(a)
223,975 7,973
Core Fixed Income Fund
(a)
2,527,119 25,044
Diversified International Fund
(a)
586,457 9,061
Diversified Real Asset Fund
(a)
259,230 3,251
Edge MidCap Fund
(a)
121,749 2,082
Global Real Estate Securities Fund
(a)
600,174 6,182
High Yield Fund
(a)
591,437 4,276
Origin Emerging Markets Fund
(a)
59,841 857
Small-MidCap Dividend Income Fund
(a)
105,598 1,702
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,508,157 15,639
$ 76,067
Principal Funds, Inc. Institutional Class - 13 .40%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
147,594 1,544
Inflation Protection Fund
(a)
159,609 1,485
LargeCap Value Fund III
(a)
34,722 664
Short-Term Income Fund
(a)
1,690,224 20,925
$ 24,618
Principal Variable Contracts Funds, Inc.  Class 1 - 21 .09%
Equity Income Account
(a)
468,858 14,384
Government & High Quality Bond Account
(a)
2,493,121 24,358
$ 38,742
TOTAL INVESTMENT COMPANIES $ 183,788
Total Investments $ 183,788
Other Assets and Liabilities -  (0.03)% (50)
TOTAL NET ASSETS - 100.00% $ 183,738
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 72 .53%
Domestic Equity Funds 21 .22%
International Equity Funds 3 .83%
Specialty Funds 1 .77%
Money Market Funds 0 .68%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 7,637 $ 377 $ 190 $ 7,973
Core Fixed Income Fund 19,176 7,782 1,135 25,044
Diversified International Fund 9,697 209 1,155 9,061
Diversified Real Asset Fund — 3,230 — 3,251
Edge MidCap Fund 2,368 42 441 2,082
Equity Income Account 15,609 460 2,820 14,384
Finisterre Emerging Markets Total Return Bond Fund — 1,553 — 1,544
Global Real Estate Securities Fund 6,226 126 441 6,182
Government & High Quality Bond Account 25,806 963 2,256 24,358
High Yield Fund 5,376 147 1,238 4,276
Inflation Protection Fund 11,519 451 10,351 1,485
LargeCap Value Fund III — 650 — 664
Origin Emerging Markets Fund — 830 — 857
Principal Active Income ETF 12,230 — — 12,572
Principal Government Money Market Fund - Institutional Class 0.00% 559 744 50 1,253
Principal Investment Grade Corporate Active ETF 19,414 — — 18,365
Principal U.S. Mega-Cap ETF 7,319 — — 7,583
Principal U.S. Small-Cap Multi-Factor ETF 3,785 — — 4,588
Short-Term Income Fund 22,584 523 2,004 20,925
Small-MidCap Dividend Income Fund — 1,660 — 1,702
Spectrum Preferred and Capital Securities Income Fund 14,891 1,399 506 15,639
$ 184,196 $ 21,146 $ 22,587 $ 183,788
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ (1) $ — $ 150
Core Fixed Income Fund 103 20 — (799)
Diversified International Fund — 136 — 174
Diversified Real Asset Fund — — — 21
Edge MidCap Fund — 58 — 55
Equity Income Account — 382 — 753
Finisterre Emerging Markets Total Return Bond Fund 3 — — (9)
Global Real Estate Securities Fund — 28 — 243
Government & High Quality Bond Account — (60) — (95)
High Yield Fund 63 82 — (91)
Inflation Protection Fund — 758 — (892)
LargeCap Value Fund III — — — 14
Origin Emerging Markets Fund — — — 27
Principal Active Income ETF 80 — — 342
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 88 — — (1,049)
Principal U.S. Mega-Cap ETF — — — 264
Principal U.S. Small-Cap Multi-Factor ETF — — — 803
Short-Term Income Fund 63 2 — (180)
Small-MidCap Dividend Income Fund — — — 42
Spectrum Preferred and Capital Securities Income Fund 155 (2) — (143)
$ 555 $ 1,403 $ — $ (370)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .58%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,145,901 $ 2,146
Principal Exchange-Traded Funds - 19 .86%
Principal U.S. Mega-Cap ETF
(a)
1,111,000 41,013
Principal U.S. Small-Cap Multi-Factor ETF
(a)
750,100 33,089
$ 74,102
Principal Funds, Inc. Class R-6 - 55 .47%
Blue Chip Fund
(a)
1,400,172 49,846
Diversified International Fund
(a)
3,471,740 53,638
Diversified Real Asset Fund
(a)
332,263 4,166
Edge MidCap Fund
(a)
1,765,068 30,183
Global Real Estate Securities Fund
(a)
295,203 3,041
International Small Company Fund
(a)
792,766 9,894
LargeCap Growth Fund I
(a)
1,718,625 35,438
Origin Emerging Markets Fund
(a)
1,448,081 20,736
$ 206,942
Principal Funds, Inc. Institutional Class - 7 .49%
LargeCap Value Fund III
(a)
1,061,059 20,298
Overseas Fund
(a)
691,034 7,629
$ 27,927
Principal Variable Contracts Funds, Inc.  Class 1 - 16 .63%
Equity Income Account
(a)
2,022,843 62,061
TOTAL INVESTMENT COMPANIES $ 373,178
Total Investments $ 373,178
Other Assets and Liabilities -  (0.03)% (116)
TOTAL NET ASSETS - 100.00% $ 373,062
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 72 .88%
Fixed Income Funds 14 .38%
International Equity Funds 11 .07%
Specialty Funds 1 .12%
Money Market Funds 0 .58%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 49,500 $ 537 $ 1,107 $ 49,846
Diversified International Fund 68,142 496 17,008 53,638
Diversified Real Asset Fund — 4,139 — 4,166
Edge MidCap Fund 28,530 661 485 30,183
Equity Income Account 65,724 1,033 9,478 62,061
Global Real Estate Securities Fund 3,321 — 415 3,041
International Small Company Fund 6,854 3,311 623 9,894
LargeCap Growth Fund I 30,989 4,541 484 35,438
LargeCap Value Fund III 16,752 2,070 345 20,298
Origin Emerging Markets Fund 18,290 1,742 348 20,736
Overseas Fund — 7,560 — 7,629
Principal Government Money Market Fund - Institutional Class 0.00% 480 1,716 50 2,146
Principal U.S. Mega-Cap ETF 39,585 — — 41,013
Principal U.S. Small-Cap Multi-Factor ETF 27,296 — — 33,089
$ 355,463 $ 27,806 $ 30,343 $ 373,178
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 24 $ — $ 892
Diversified International Fund — 3,167 — (1,159)
Diversified Real Asset Fund — — — 27
Edge MidCap Fund — (4) — 1,481
Equity Income Account — 1,154 — 3,628
Global Real Estate Securities Fund — 87 — 48
International Small Company Fund — 74 — 278
LargeCap Growth Fund I — (7) — 399
LargeCap Value Fund III — 3 — 1,818
Origin Emerging Markets Fund — (3) — 1,055
Overseas Fund — — — 69
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF — — — 1,428
Principal U.S. Small-Cap Multi-Factor ETF — — — 5,793
$ — $ 4,495 $ — $ 15,757
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .08 % Shares Held Value (000's)
Money Market Funds - 2 .08%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
1,060,290 $ 1,060
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
2,103,226 2,103
$ 3,163
TOTAL INVESTMENT COMPANIES $ 3,163
BONDS - 91 .99%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .18%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 267
Agriculture - 0 .57%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 100
4.35%, 03/15/2024 250 274
Cargill Inc
0.75%, 02/02/2026
(e)
300 291
1.38%, 07/23/2023
(e)
200 204
$ 869
Airlines - 0 .46%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
240 263
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 215 215
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
210 224
$ 702
Automobile Asset Backed Securities - 8 .71%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 15 15
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 56 56
Americredit Automobile Receivables Trust 2019-1
2.97%, 11/20/2023 133 134
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 366 370
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 37 37
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 42 42
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 173 173
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 483 483
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 500 500
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 350 350
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(e)
52 52
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(e)
86 86
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
323 323
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024
(e)
221 221
0.61%, 02/18/2025
(e)
125 125
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(e)
750 753
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
500 510
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
$ 400 $ 427
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
300 323
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
250 259
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
750 743
GM Financial Consumer Automobile Receivables
Trust 2021-1
0.23%, 11/16/2023 250 250
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
217 219
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
750 810
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023 109 109
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 492 493
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 483 483
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 300 300
0.32%, 09/16/2024 250 250
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
250 264
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
200 203
Toyota Auto Loan Extended Note Trust 2021-1
1.07%, 02/27/2034
(e)
500 496
Westlake Automobile Receivables Trust 2019-1
3.26%, 10/17/2022
(e)
161 161
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(e)
88 88
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
1,500 1,502
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(e)
400 400
0.64%, 03/16/2026
(e)
250 250
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024 650 650
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 104 104
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 206 206
$ 13,220
Automobile Floor Plan Asset Backed Securities - 0 .59%
Ally Master Owner Trust
3.29%, 05/15/2023 500 502
Volvo Financial Equipment Master Owner Trust
0.63%, 07/17/2023
(e)
400 400
1.00 x 1 Month USD LIBOR + 0.52%
$ 902
Automobile Manufacturers - 0 .63%
General Motors Financial Co Inc
1.07%, 04/09/2021 300 300
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 250 251
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 407
$ 958

Schedule of Investments
Short-Term Income Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 19 .79%
Bank of America Corp
0.98%, 09/25/2025
(f)
$ 500 $ 499
United States Secured Overnight Financing
Rate + 0.91%
1.20%, 10/24/2026
(f)
400 395
United States Secured Overnight Financing
Rate + 1.01%
1.32%, 06/19/2026
(f)
600 598
United States Secured Overnight Financing
Rate + 1.15%
1.38%, 01/20/2023 350 353
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 500 506
3.00%, 12/20/2023
(f)
430 447
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 750 827
Bank of Montreal
0.95%, 01/22/2027
(f)
300 292
United States Secured Overnight Financing
Rate + 0.60%
Bank of New York Mellon Corp/The
1.26%, 10/30/2023 500 507
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 250 263
BNP Paribas SA
3.50%, 03/01/2023
(e)
250 264
Capital One NA
1.36%, 01/30/2023 600 604
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(f)
400 400
United States Secured Overnight Financing
Rate + 0.69%
1.12%, 01/28/2027
(f)
400 391
United States Secured Overnight Financing
Rate + 0.77%
1.18%, 04/25/2022 200 202
3 Month USD LIBOR + 0.96%
1.62%, 09/01/2023 500 508
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 250 264
4.00%, 08/05/2024 274 299
4.04%, 06/01/2024
(f)
250 268
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 250 253
Credit Suisse Group AG
4.21%, 06/12/2024
(e),(f)
500 534
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 800 820
3.65%, 01/25/2024 200 215
4.30%, 01/16/2024 400 437
Fifth Third Bank NA
2.25%, 06/14/2021 300 301
First Republic Bank/CA
1.91%, 02/12/2024
(f)
250 256
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc/The
0.48%, 01/27/2023 300 300
0.56%, 11/17/2023 500 499
United States Secured Overnight Financing
Rate + 0.54%
0.80%, 12/09/2026 300 300
United States Secured Overnight Financing
Rate + 0.79%
3.00%, 04/26/2022 950 951
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
3.20%, 02/23/2023 $ 300 $ 314
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
200 209
United States Secured Overnight Financing
Rate + 1.40%
3.95%, 05/18/2024
(f)
250 267
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 200 211
ING Groep NV
3.15%, 03/29/2022 450 462
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
200 195
United States Secured Overnight Financing
Rate + 0.70%
1.05%, 11/19/2026
(f)
400 391
United States Secured Overnight Financing
Rate + 0.80%
1.12%, 04/25/2023 1,000 1,007
3 Month USD LIBOR + 0.90%
1.45%, 10/24/2023 500 508
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(f)
300 306
United States Secured Overnight Financing
Rate + 1.46%
KeyBank NA/Cleveland OH
0.39%, 01/03/2024 500 500
United States Secured Overnight Financing
Rate + 0.34%
1.25%, 03/10/2023 300 305
2.40%, 06/09/2022 400 409
3.30%, 02/01/2022 250 256
Morgan Stanley
0.53%, 01/25/2024
(f)
250 250
United States Secured Overnight Financing
Rate + 0.46%
0.73%, 01/20/2023 368 369
United States Secured Overnight Financing
Rate + 0.70%
1.62%, 10/24/2023 1,400 1,426
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 300 321
MUFG Union Bank NA
2.10%, 12/09/2022 250 257
Natwest Group PLC
4.27%, 03/22/2025
(f)
250 273
3 Month USD LIBOR + 1.76%
PNC Bank NA
0.71%, 07/27/2022 400 402
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 600 621
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 150 164
Royal Bank of Canada
0.88%, 01/20/2026 300 294
Societe Generale SA
2.63%, 01/22/2025
(e)
300 311
State Street Corp
2.35%, 11/01/2025
(f)
200 210
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 688 726
Toronto-Dominion Bank/The
0.75%, 01/06/2026 300 293

Schedule of Investments
Short-Term Income Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Bank
0.79%, 08/02/2022 $ 250 $ 250
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 700 719
2.63%, 01/15/2022 600 610
Truist Financial Corp
1.27%, 03/02/2027
(f)
175 173
United States Secured Overnight Financing
Rate + 0.61%
2.05%, 05/10/2021 200 200
UBS AG/London
1.75%, 04/21/2022
(e)
250 253
UBS Group AG
1.01%, 07/30/2024
(e),(f)
250 251
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
300 310
US Bancorp
3.60%, 09/11/2024 600 655
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 250 257
2.65%, 05/23/2022 300 307
Wells Fargo & Co
1.65%, 06/02/2024
(f)
400 409
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(f)
200 206
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
400 413
United States Secured Overnight Financing
Rate + 2.00%
3.07%, 01/24/2023 1,000 1,021
$ 30,044
Beverages - 1 .08%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 300 329
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 500 556
Diageo Capital PLC
1.38%, 09/29/2025 200 202
Keurig Dr Pepper Inc
0.75%, 03/15/2024 300 300
3.55%, 05/25/2021 250 251
$ 1,638
Biotechnology - 1 .51%
Amgen Inc
2.65%, 05/11/2022 400 409
Biogen Inc
3.63%, 09/15/2022 359 375
Gilead Sciences Inc
0.75%, 09/29/2023 1,500 1,502
$ 2,286
Building Materials - 0 .22%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 339
Chemicals - 0 .95%
Air Liquide Finance SA
1.75%, 09/27/2021
(e)
250 251
Celanese US Holdings LLC
3.50%, 05/08/2024 200 214
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(e)
200 210
DuPont de Nemours Inc
4.21%, 11/15/2023 250 272
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Chemical Corp
3.60%, 07/15/2022 $ 200 $ 205
3.60%, 08/15/2026 268 290
$ 1,442
Commercial Mortgage Backed Securities - 6 .36%
Cold Storage Trust 2020-ICE5
1.01%, 11/15/2037
(e)
590 591
1.00 x 1 Month USD LIBOR + 0.90%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.44%, 12/25/2025 299 297
0.52%, 06/25/2025 258 255
0.52%, 11/25/2026 299 296
0.53%, 01/25/2025 196 195
0.57%, 05/25/2026 124 123
0.70%, 01/25/2030 740 714
0.73%, 03/25/2030 497 476
0.74%, 11/25/2029 348 335
0.80%, 02/25/2030 497 479
0.81%, 10/25/2029 1,000 960
0.83%, 10/25/2029 394 382
0.85%, 04/25/2030 744 719
1.02%, 09/25/2029 1,391 1,353
1.34%, 09/25/2027 300 299
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(g)
479 475
0.99%, 07/25/2040
(g)
499 488
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(g)
150 148
FRESB 2021-SB82 Mortgage Trust
0.67%, 11/25/2025
(g)
300 297
FRESB 2021-SB83 Mortgage Trust
0.63%, 01/25/2026
(g)
250 248
Ginnie Mae
0.36%, 01/16/2054
(g),(h)
1,775 25
0.37%, 10/16/2054
(g),(h)
2,245 41
0.38%, 09/16/2055
(g),(h)
1,697 32
0.43%, 02/16/2055
(g),(h)
3,648 35
0.66%, 01/16/2055
(g),(h)
3,734 59
0.88%, 06/16/2045
(g),(h)
508 15
1.26%, 12/16/2036
(g),(h)
402 12
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 203 204
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 97 97
$ 9,650
Commercial Services - 0 .27%
PayPal Holdings Inc
1.35%, 06/01/2023 400 407
Computers - 1 .25%
Apple Inc
0.70%, 02/08/2026 300 294
1.13%, 05/11/2025 900 906
3.25%, 02/23/2026 139 152
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(e)
200 218
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 326
$ 1,896
Credit Card Asset Backed Securities - 0 .86%
BA Credit Card Trust
0.34%, 05/15/2026 500 498
1.74%, 01/15/2025 800 816
$ 1,314

Schedule of Investments
Short-Term Income Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .71%
American Express Co
2.75%, 05/20/2022 $ 200 $ 205
3.70%, 11/05/2021 150 152
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
250 253
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 242 262
USAA Capital Corp
2.63%, 06/01/2021
(e)
200 201
$ 1,073
Electric - 7 .12%
AES Corp/The
1.38%, 01/15/2026
(e)
250 244
Alabama Power Co
2.45%, 03/30/2022 250 255
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
150 147
3.75%, 06/15/2023
(e)
900 959
American Electric Power Co Inc
0.69%, 11/01/2023 300 300
3 Month USD LIBOR + 0.48%
Black Hills Corp
4.25%, 11/30/2023 750 813
CenterPoint Energy Inc
3.60%, 11/01/2021 300 306
Dominion Energy Inc
0.71%, 09/15/2023 350 350
3 Month USD LIBOR + 0.53%
2.72%, 08/15/2021
(g)
200 202
3.07%, 08/15/2024
(g)
200 213
DTE Energy Co
1.05%, 06/01/2025 100 99
2.25%, 11/01/2022 250 256
2.53%, 10/01/2024 300 314
2.60%, 06/15/2022 200 205
Duke Energy Corp
0.90%, 09/15/2025 250 245
Duke Energy Florida LLC
3.10%, 08/15/2021 250 251
Emera US Finance LP
2.70%, 06/15/2021 300 301
Entergy Louisiana LLC
0.62%, 11/17/2023 300 300
Evergy Inc
2.45%, 09/15/2024 200 209
Exelon Corp
3.50%, 06/01/2022 500 516
Fortis Inc/Canada
3.06%, 10/04/2026 413 440
NextEra Energy Capital Holdings Inc
0.45%, 02/22/2023 200 200
3 Month USD LIBOR + 0.27%
2.40%, 09/01/2021 500 504
2.90%, 04/01/2022 150 154
3.15%, 04/01/2024 150 160
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 389
2.88%, 06/15/2024 100 106
San Diego Gas & Electric Co
1.91%, 02/01/2022 29 29
Southern California Edison Co
1.85%, 02/01/2022 59 59
Southwestern Electric Power Co
1.65%, 03/15/2026 400 401
Tucson Electric Power Co
3.05%, 03/15/2025 100 107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
$ 500 $ 521
WEC Energy Group Inc
0.55%, 09/15/2023 750 748
Xcel Energy Inc
0.50%, 10/15/2023 500 500
$ 10,803
Electrical Components & Equipment - 0 .19%
Emerson Electric Co
0.88%, 10/15/2026 300 291
Electronics - 0 .56%
Honeywell International Inc
0.48%, 08/19/2022 250 250
1.85%, 11/01/2021 400 403
2.15%, 08/08/2022 200 205
$ 858
Environmental Control - 0 .20%
Republic Services Inc
2.50%, 08/15/2024 100 105
Waste Management Inc
0.75%, 11/15/2025 200 196
$ 301
Food - 0 .88%
Mars Inc
0.88%, 07/16/2026
(e)
500 484
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
850 846
$ 1,330
Forest Products & Paper - 0 .27%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
400 407
Gas - 0 .26%
NiSource Inc
0.95%, 08/15/2025 400 392
Healthcare - Services - 0 .98%
Centene Corp
4.25%, 12/15/2027 462 486
5.38%, 08/15/2026
(e)
236 249
HCA Inc
5.25%, 06/15/2026 662 761
$ 1,496
Home Builders - 0 .14%
DR Horton Inc
2.50%, 10/15/2024 200 210
Home Furnishings - 0 .31%
Panasonic Corp
2.54%, 07/19/2022
(e)
200 205
2.68%, 07/19/2024
(e)
250 264
$ 469
Insurance - 5 .38%
Allstate Corp/The
0.82%, 03/29/2023 250 252
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 150 159
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
750 823
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
500 489
1.10%, 06/23/2025
(e)
550 546
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
500 504
2.00%, 04/15/2021
(e)
450 450
2.75%, 06/22/2024
(e)
500 532

Schedule of Investments
Short-Term Income Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Metropolitan Life Global Funding I
0.40%, 01/07/2024
(e),(i)
$ 300 $ 299
0.90%, 06/08/2023
(e)
350 353
1.95%, 09/15/2021
(e)
470 473
3.60%, 01/11/2024
(e)
600 647
New York Life Global Funding
0.70%, 06/10/2022
(e)
1,000 1,005
3 Month USD LIBOR + 0.52%
2.00%, 04/13/2021
(e)
400 400
2.00%, 01/22/2025
(e)
200 206
2.30%, 06/10/2022
(e)
238 243
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(e)
500 489
Prudential Financial Inc
1.50%, 03/10/2026 300 303
$ 8,173
Iron & Steel - 0 .17%
Nucor Corp
2.00%, 06/01/2025 250 256
Machinery - Construction & Mining - 0 .37%
Caterpillar Financial Services Corp
0.90%, 03/02/2026 250 246
2.55%, 11/29/2022 300 310
$ 556
Machinery - Diversified - 0 .46%
John Deere Capital Corp
0.70%, 01/15/2026 300 294
1.20%, 04/06/2023 150 153
Otis Worldwide Corp
0.69%, 04/05/2023 250 250
3 Month USD LIBOR + 0.45%
$ 697
Media - 1 .29%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 331
Discovery Communications LLC
4.90%, 03/11/2026 502 572
Sky Ltd
3.13%, 11/26/2022
(e)
130 136
ViacomCBS Inc
4.75%, 05/15/2025 450 509
Walt Disney Co/The
1.75%, 01/13/2026 400 409
$ 1,957
Mining - 0 .46%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
400 456
Glencore Funding LLC
1.63%, 09/01/2025
(e)
250 250
$ 706
Miscellaneous Manufacturers - 0 .20%
Siemens Financieringsmaatschappij NV
0.44%, 03/11/2024
(e)
300 301
United States Secured Overnight Financing
Rate + 0.43%
Mortgage Backed Securities - 2 .44%
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(e),(g)
41 41
CHL Mortgage Pass-Through Trust 2003-46
2.58%, 01/19/2034
(g)
13 13
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 1 1
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(g)
24 24
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(g)
$ 53 $ 53
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(e),(g)
150 155
JP Morgan Mortgage Trust 2004-A3
2.82%, 07/25/2034
(g)
11 10
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 19 19
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(e),(g)
42 42
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(e),(g)
47 47
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(e),(g)
1 1
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(e),(g)
11 11
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(e),(g)
59 59
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(e),(g)
24 24
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(g)
53 53
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(e),(g)
584 597
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(e),(g)
241 247
PHH Mortgage Trust Series 2008-CIM1
2.37%, 06/25/2038 60 61
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 25 25
PSMC 2020-1 Trust
3.50%, 01/25/2050
(e),(g)
88 89
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(g)
101 102
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(g)
6 6
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(g)
93 93
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(g)
44 44
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(e),(g)
42 42
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(e),(g)
18 18
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(e),(g)
4 4
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(g)
28 28
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(g)
297 305
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(e),(g)
58 58
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(e),(g)
24 24
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(e),(g)
59 60
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(g)
172 173

Schedule of Investments
Short-Term Income Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(g)
$ 222 $ 225
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(g)
76 78
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(g)
580 590
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(g)
180 182
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(e),(g)
100 103
$ 3,707
Oil & Gas - 2 .13%
BP Capital Markets PLC
3.81%, 02/10/2024 500 545
Chevron USA Inc
0.43%, 08/11/2023 300 301
0.69%, 08/12/2025 400 392
Cimarex Energy Co
4.38%, 06/01/2024 250 272
Exxon Mobil Corp
1.57%, 04/15/2023 150 154
2.99%, 03/19/2025 200 214
Marathon Petroleum Corp
4.50%, 05/01/2023 200 215
Phillips 66
0.81%, 02/15/2024 250 250
3 Month USD LIBOR + 0.62%
3.85%, 04/09/2025 150 164
Shell International Finance BV
2.38%, 08/21/2022 300 309
Suncor Energy Inc
2.80%, 05/15/2023 300 313
3.10%, 05/15/2025 100 107
$ 3,236
Oil & Gas Services - 0 .27%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 190 197
Schlumberger Holdings Corp
3.75%, 05/01/2024
(e)
200 216
$ 413
Other Asset Backed Securities - 7 .14%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
198 200
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(e)
70 71
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
247 250
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
300 301
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(e)
600 599
CF Hippolyta LLC
1.53%, 03/15/2061
(e)
500 498
Drug Royalty III LP 1
2.74%, 04/15/2027
(e)
22 21
1.00 x 3 Month USD LIBOR + 2.50%
4.27%, 10/15/2031
(e)
152 156
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(e)
250 250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
HPEFS Equipment Trust 2021-1
0.27%, 03/20/2031
(e)
$ 475 $ 475
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(e)
6 6
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
494 496
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
400 400
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(e)
100 100
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
90 91
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
193 200
PFS Financing Corp
0.71%, 04/15/2026
(e)
250 249
0.93%, 08/15/2024
(e)
500 503
0.97%, 02/15/2026
(e)
350 351
2.23%, 10/15/2024
(e)
750 770
2.86%, 04/15/2024
(e)
250 256
3.19%, 04/17/2023
(e)
250 251
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
33 33
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 307 310
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 500 507
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 500 508
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 500 509
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 300 306
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 500 501
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 500 500
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
625 625
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
100 101
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
217 219
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(e)
101 101
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
121 128
$ 10,842
Packaging & Containers - 0 .33%
Graphic Packaging International LLC
0.82%, 04/15/2024
(e)
300 299
1.51%, 04/15/2026
(e)
200 199
$ 498
Pharmaceuticals - 2 .66%
AbbVie Inc
2.15%, 11/19/2021 600 607
2.30%, 05/14/2021 200 200
AstraZeneca PLC
0.70%, 04/08/2026 500 482
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
200 216
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 300
0.75%, 11/13/2025 300 295
2.90%, 07/26/2024 150 160

Schedule of Investments
Short-Term Income Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Corp
0.61%, 03/15/2024 $ 150 $ 149
1.25%, 03/15/2026 300 296
CVS Health Corp
2.63%, 08/15/2024 250 264
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 501
Novartis Capital Corp
1.75%, 02/14/2025 300 309
Pfizer Inc
2.80%, 03/11/2022 250 256
$ 4,035
Pipelines - 1 .89%
Buckeye Partners LP
4.15%, 07/01/2023 400 410
Enterprise Products Operating LLC
3.50%, 02/01/2022 400 410
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
250 258
Kinder Morgan Inc
1.52%, 01/15/2023 500 508
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 325 353
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
200 200
TransCanada PipeLines Ltd
2.40%, 05/15/2067 900 726
3 Month USD LIBOR + 2.21%
$ 2,865
REITs - 2 .64%
American Tower Corp
2.40%, 03/15/2025 200 209
American Tower Trust #1
3.07%, 03/15/2048
(e)
1,225 1,239
Crown Castle International Corp
1.35%, 07/15/2025 250 249
CubeSmart LP
4.00%, 11/15/2025 65 71
4.38%, 12/15/2023 292 318
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 291
4.95%, 04/01/2024 250 272
Public Storage
0.88%, 02/15/2026 250 245
SBA Tower Trust
1.88%, 07/15/2050
(e)
125 127
2.84%, 01/15/2050
(e)
225 236
3.17%, 04/09/2047
(e)
400 401
Ventas Realty LP
3.50%, 04/15/2024 198 213
Welltower Inc
3.75%, 03/15/2023 134 141
$ 4,012
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(d)
200 —
Semiconductors - 0 .78%
Broadcom Inc
4.70%, 04/15/2025 200 225
Microchip Technology Inc
4.33%, 06/01/2023 200 215
Micron Technology Inc
2.50%, 04/24/2023 300 311
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
200 217
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
$ 200 $ 210
$ 1,178
Software - 0 .87%
Fidelity National Information Services Inc
0.38%, 03/01/2023 525 523
Intuit Inc
0.65%, 07/15/2023 200 201
Oracle Corp
1.65%, 03/25/2026 300 302
Roper Technologies Inc
1.00%, 09/15/2025 300 295
$ 1,321
Student Loan Asset Backed Securities - 4 .04%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
144 150
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
182 188
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
288 295
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
136 138
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(e)
500 497
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(e)
250 247
Keycorp Student Loan Trust 2000-b
0.53%, 07/25/2029 170 170
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.75%, 01/25/2037 439 439
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
31 32
Laurel Road Prime Student Loan Trust 2020-A
0.72%, 11/25/2050
(e)
80 80
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
70 72
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(e)
4 4
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
209 214
Navient Private Education Refi Loan Trust
2020-A
0.46%, 11/15/2068
(e)
59 59
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(e)
43 43
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
307 310
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
318 319
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
366 368
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
257 258
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(e)
242 241

Schedule of Investments
Short-Term Income Account
March 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(e)
$ 450 $ 450
SLM Private Credit Student Loan Trust 2004-A
0.58%, 06/15/2033 82 82
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.51%, 03/15/2024 188 188
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.47%, 06/15/2039 558 545
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.38%, 12/15/2039 222 217
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2020-A
0.41%, 03/15/2027
(e)
138 138
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2021-A
0.61%, 01/15/2053
(e)
95 95
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(e)
295 292
$ 6,131
Telecommunications - 3 .14%
AT&T Inc
1.08%, 02/15/2023 250 252
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 600 600
Crown Castle Towers LLC
3.22%, 05/15/2022
(e)
502 505
3.66%, 05/15/2025
(e)
100 107
4.24%, 07/15/2048
(e)
290 323
NTT Finance Corp
0.37%, 03/03/2023
(e)
200 200
0.58%, 03/01/2024
(e)
400 399
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(e)
94 94
4.74%, 03/20/2025
(e)
950 1,017
5.15%, 03/20/2028
(e)
500 570
Verizon Communications Inc
0.75%, 03/22/2024 400 400
0.80%, 03/20/2026 300 302
United States Secured Overnight Financing
Rate + 0.79%
$ 4,769
Transportation - 0 .14%
Ryder System Inc
3.75%, 06/09/2023 200 213
Trucking & Leasing - 0 .14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
200 216
TOTAL BONDS $ 139,646
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 6 .12%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
2.78%, 09/01/2035 $ 7 $ 8
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .04%
1.76%, 04/01/2033 12 12
1.00 x 6 Month USD LIBOR + 1.51%
2.02%, 12/01/2032 3 4
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 4 4
1.00 x 12 Month USD LIBOR + 1.75%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
2.32%, 02/01/2035 $ 2 $ 2
1.00 x 6 Month USD LIBOR + 2.07%
2.35%, 02/01/2037 13 13
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.11%
2.41%, 11/01/2032 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
2.41%, 07/01/2034 7 8
1.00 x 12 Month USD LIBOR + 1.63%
2.42%, 08/01/2034 5 5
1.00 x 12 Month USD LIBOR + 1.63%
2.50%, 12/01/2033 2 2
1.00 x 6 Month USD LIBOR + 2.25%
8.00%, 05/01/2027 3 3
$ 54
U.S. Treasury - 1 .37%
0.13%, 01/31/2023 300 300
0.13%, 10/15/2023 250 249
0.25%, 03/15/2024 400 399
0.50%, 04/30/2027 750 718
0.75%, 03/31/2026 200 198
2.75%, 07/31/2023 200 212
$ 2,076
U.S. Treasury Bill - 4 .71%
0.03%, 09/23/2021
(j)
600 600
0.04%, 06/10/2021
(j)
1,000 1,000
0.04%, 07/01/2021
(j)
1,000 1,000
0.08%, 05/13/2021
(j)
600 600
0.08%, 05/20/2021
(j)
500 500
0.08%, 06/24/2021
(i),(j)
750 750
0.09%, 04/08/2021
(j)
600 600
0.09%, 05/27/2021
(j)
1,000 1,000
0.09%, 06/17/2021
(j)
500 500
0.10%, 04/01/2021
(j)
600 600
$ 7,150
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 9,288
Total Investments $ 152,097
Other Assets and Liabilities -  (0.19)% (296)
TOTAL NET ASSETS - 100.00% $ 151,801
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,060 or
0.70% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48,931 or 32.23% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security is an Interest Only Strip.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,038 or 0.68% of net assets.
(j) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Short-Term Income Account
March 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 28 .52%
Asset Backed Securities 21 .34%
Mortgage Securities 8 .84%
Consumer, Non-cyclical 7 .95%
Utilities 7 .38%
Government 6 .08%
Communications 4 .43%
Energy 4 .29%
Industrial 2 .99%
Technology 2 .90%
Money Market Funds 2 .08%
Basic Materials 1 .85%
Consumer, Cyclical 1 .54%
Other Assets and Liabilities
( 0 .19 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,196 $ 21,393 $ 21,486 $ 2,103
$ 2,196 $ 21,393 $ 21,486 $ 2,103
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2021 Short 80 $ 9,872 $ 88
Total $ 88
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .94 % Shares Held Value (000's)
Money Market Funds - 2 .94%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
3,652,088 $ 3,653
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
2,961,414 2,961
$ 6,614
TOTAL INVESTMENT COMPANIES $ 6,614
COMMON STOCKS - 99 .23 % Shares Held Value (000's)
Agriculture - 2 .15%
Darling Ingredients Inc
(d)
53,700 $ 3,951
Vital Farms Inc
(d),(e)
40,800 891
$ 4,842
Airlines - 0 .30%
SkyWest Inc
(d)
6,700 365
Sun Country Airlines Holdings Inc
(d)
8,806 302
$ 667
Automobile Parts & Equipment - 1 .05%
Modine Manufacturing Co
(d)
59,700 882
Visteon Corp
(d)
12,200 1,488
$ 2,370
Banks - 6 .89%
BancFirst Corp 11,200 792
First Foundation Inc 34,700 814
First Horizon Corp 150,856 2,551
First Interstate BancSystem Inc 42,500 1,957
First Merchants Corp 36,400 1,692
First Midwest Bancorp Inc/IL 118,700 2,601
Independent Bank Corp/MI 22,100 522
Lakeland Bancorp Inc 26,200 457
United Community Banks Inc/GA 81,520 2,781
WesBanco Inc 37,100 1,338
$ 15,505
Biotechnology - 5 .28%
Acceleron Pharma Inc
(d)
10,500 1,424
ADC Therapeutics SA
(d)
15,300 374
Allogene Therapeutics Inc
(d)
14,000 494
Bluebird Bio Inc
(d)
21,600 651
Denali Therapeutics Inc
(d)
27,700 1,582
Design Therapeutics Inc
(d),(e)
6,300 188
FibroGen Inc
(d)
26,400 916
Immunocore Holdings PLC ADR
(d)
7,700 328
Insmed Inc
(d)
39,400 1,342
Iovance Biotherapeutics Inc
(d)
29,700 940
MacroGenics Inc
(d)
29,800 949
Magenta Therapeutics Inc
(d)
42,400 502
Olink Holding AB ADR
(d)
18,400 662
Precision BioSciences Inc
(d)
61,800 640
Seagen Inc
(d)
6,400 889
$ 11,881
Building Materials - 2 .28%
Builders FirstSource Inc
(d)
61,000 2,828
Masonite International Corp
(d)
20,000 2,305
$ 5,133
Chemicals - 2 .03%
Atotech Ltd
(d)
93,600 1,896
Diversey Holdings Ltd
(d)
135,100 1,987
Koppers Holdings Inc
(d)
20,000 695
$ 4,578
Commercial Services - 3 .67%
AMN Healthcare Services Inc
(d)
20,000 1,474
BrightView Holdings Inc
(d)
66,800 1,127
Coursera Inc
(d)
13,600 612
Heidrick & Struggles International Inc 19,500 697
Huron Consulting Group Inc
(d)
26,700 1,345
Medifast Inc 6,300 1,334
Nesco Holdings Inc
(d),(e)
72,700 680
Triton International Ltd 17,800 979
$ 8,248
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1 .36%
CACI International Inc
(d)
3,500 $ 863
ExlService Holdings Inc
(d)
18,600 1,677
Ping Identity Holding Corp
(d)
23,500 516
$ 3,056
Consumer Products - 0 .91%
Central Garden & Pet Co - A Shares
(d)
27,420 1,423
Quanex Building Products Corp 23,967 628
$ 2,051
Distribution & Wholesale - 0 .67%
ThredUp Inc
(d)
29,609 691
Titan Machinery Inc
(d)
31,800 811
$ 1,502
Diversified Financial Services - 4 .30%
Focus Financial Partners Inc
(d)
41,900 1,744
Janus Henderson Group PLC 38,800 1,208
Lazard Ltd 16,800 731
LPL Financial Holdings Inc 10,600 1,507
Piper Sandler Cos 18,050 1,979
Stifel Financial Corp 39,100 2,505
$ 9,674
Electric - 2 .21%
Brookfield Renewable Corp 65,500 3,065
Portland General Electric Co 40,000 1,899
$ 4,964
Electrical Components & Equipment - 1 .47%
EnerSys 30,300 2,751
nLight Inc
(d)
16,890 547
$ 3,298
Electronics - 4 .11%
Advanced Energy Industries Inc 22,100 2,413
Atkore Inc
(d)
44,400 3,192
SYNNEX Corp 15,100 1,734
Vishay Intertechnology Inc 79,200 1,907
$ 9,246
Energy - Alternate Sources - 0 .83%
Array Technologies Inc
(d)
55,800 1,664
Shoals Technologies Group Inc
(d)
5,700 198
$ 1,862
Engineering & Construction - 2 .33%
Dycom Industries Inc
(d)
30,700 2,851
MYR Group Inc
(d)
15,800 1,132
Tutor Perini Corp
(d)
67,086 1,271
$ 5,254
Entertainment - 3 .21%
Caesars Entertainment Inc
(d)
48,300 4,224
Golden Entertainment Inc
(d)
46,000 1,162
Vail Resorts Inc
(d)
6,300 1,837
$ 7,223
Food - 1 .06%
Performance Food Group Co
(d)
41,218 2,375
Gas - 0 .77%
Southwest Gas Holdings Inc 25,400 1,745
Healthcare - Products - 3 .26%
Adaptive Biotechnologies Corp
(d)
22,600 910
Castle Biosciences Inc
(d)
9,100 623
Natera Inc
(d)
29,900 3,036
Nevro Corp
(d)
11,700 1,632
STAAR Surgical Co
(d)
10,800 1,139
$ 7,340
Healthcare - Services - 4 .18%
Accolade Inc
(d)
16,342 741
Addus HomeCare Corp
(d)
20,800 2,176
Amedisys Inc
(d)
2,700 715
Encompass Health Corp 25,200 2,064
Syneos Health Inc
(d)
32,900 2,495
Teladoc Health Inc
(d)
6,700 1,218
$ 9,409

Schedule of Investments
SmallCap Account
March 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0 .98%
Ajax I
(d)
66,700 $ 684
Ajax I - Class A Warrants
(d)
21,550 37
GS Acquisition Holdings Corp II
(d)
86,800 905
GS Acquisition Holdings Corp II - Class A
Warrants
(d)
45,150 99
Vesper Healthcare Acquisition Corp
(d),(e),(f)
37,900 409
Vesper Healthcare Acquisition Corp - Warrants
(d)
30,033 63
$ 2,197
Home Builders - 1 .35%
Taylor Morrison Home Corp
(d)
98,300 3,029
Home Furnishings - 0 .65%
Purple Innovation Inc
(d)
46,134 1,460
Insurance - 1 .99%
CNO Financial Group Inc 57,200 1,389
Hanover Insurance Group Inc/The 16,900 2,188
Reinsurance Group of America Inc 3,300 416
Trean Insurance Group Inc
(d)
29,900 483
$ 4,476
Internet - 1 .63%
Eventbrite Inc
(d)
83,300 1,846
Revolve Group Inc
(d)
40,500 1,820
$ 3,666
Iron & Steel - 1 .30%
Cleveland-Cliffs Inc 145,700 2,930
Leisure Products & Services - 0 .96%
Lindblad Expeditions Holdings Inc
(d)
43,400 820
Planet Fitness Inc
(d)
17,200 1,330
$ 2,150
Lodging - 1 .09%
Extended Stay America Inc 124,200 2,453
Machinery - Diversified - 0 .91%
Columbus McKinnon Corp/NY 25,700 1,356
Gates Industrial Corp PLC
(d)
43,951 703
$ 2,059
Media - 0 .52%
World Wrestling Entertainment Inc 21,400 1,161
Metal Fabrication & Hardware - 1 .27%
Rexnord Corp 60,600 2,854
Mining - 0 .70%
Alcoa Corp
(d)
29,320 953
Piedmont Lithium Ltd ADR
(d),(e)
9,100 632
$ 1,585
Miscellaneous Manufacturers - 1 .02%
Hillenbrand Inc 47,900 2,285
Oil & Gas - 0 .92%
PDC Energy Inc
(d)
15,700 540
Pioneer Natural Resources Co 9,653 1,533
$ 2,073
Oil & Gas Services - 0 .88%
Bristow Group Inc
(d)
22,700 588
ChampionX Corp
(d)
63,743 1,385
$ 1,973
Packaging & Containers - 0 .46%
Graphic Packaging Holding Co 57,000 1,035
Pharmaceuticals - 3 .63%
AdaptHealth Corp
(d)
59,585 2,190
Collegium Pharmaceutical Inc
(d)
38,300 908
Dexcom Inc
(d)
2,100 755
Horizon Therapeutics Plc
(d)
29,200 2,688
PMV Pharmaceuticals Inc
(d),(e)
11,966 393
Revance Therapeutics Inc
(d)
43,800 1,224
$ 8,158
REITs - 5 .24%
Agree Realty Corp 30,100 2,026
Cousins Properties Inc 57,401 2,029
First Industrial Realty Trust Inc 49,600 2,271
Ladder Capital Corp 91,400 1,079
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Pebblebrook Hotel Trust 101,020 $ 2,454
Rexford Industrial Realty Inc 38,200 1,925
$ 11,784
Retail - 5 .63%
Bed Bath & Beyond Inc
(d)
12,400 361
BJ's Wholesale Club Holdings Inc
(d)
33,100 1,485
Bloomin' Brands Inc
(d)
29,600 801
Brinker International Inc
(d)
20,100 1,428
Caleres Inc 102,700 2,239
Petco Health & Wellness Co Inc
(d),(e)
56,550 1,253
Ruth's Hospitality Group Inc
(d)
43,360 1,077
Sally Beauty Holdings Inc
(d)
81,800 1,647
Vroom Inc
(d)
41,300 1,610
World Fuel Services Corp 21,800 767
$ 12,668
Savings & Loans - 1 .95%
Meridian Bancorp Inc 17,100 315
Provident Financial Services Inc 53,700 1,196
Sterling Bancorp/DE 125,100 2,880
$ 4,391
Semiconductors - 2 .84%
Allegro MicroSystems Inc
(d)
81,600 2,069
Entegris Inc 21,100 2,359
SiTime Corp
(d)
20,000 1,972
$ 6,400
Software - 7 .84%
Aspen Technology Inc
(d)
9,200 1,328
Bentley Systems Inc
(e)
15,820 742
BigCommerce Holdings Inc
(d)
7,800 451
Cloudflare Inc
(d)
22,800 1,602
Concentrix Corp
(d)
15,300 2,291
DigitalOcean Holdings Inc
(d)
37,900 1,597
Duck Creek Technologies Inc
(d)
11,800 533
Jamf Holding Corp
(d)
24,100 851
Manhattan Associates Inc
(d)
18,300 2,148
Olo Inc
(d)
5,800 153
ON24 Inc
(d)
15,600 757
Signify Health Inc
(d)
28,700 840
SolarWinds Corp
(d)
89,400 1,559
Sprout Social Inc
(d)
44,900 2,593
Sumo Logic Inc
(d)
4,000 75
Vertex Inc
(d)
5,900 130
$ 17,650
Telecommunications - 0 .15%
Switch Inc 20,300 330
Transportation - 1 .00%
Atlas Air Worldwide Holdings Inc
(d)
12,775 772
Hub Group Inc
(d)
22,000 1,480
$ 2,252
TOTAL COMMON STOCKS $ 223,242
Total Investments $ 229,856
Other Assets and Liabilities -  (2.17)% (4,890)
TOTAL NET ASSETS - 100.00% $ 224,966
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,653 or
1.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,702 or 1.65% of net assets.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
SmallCap Account
March 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 24 .14%
Financial 20 .37%
Consumer, Cyclical 14 .91%
Industrial 14 .85%
Technology 12 .04%
Basic Materials 4 .03%
Utilities 2 .98%
Money Market Funds 2 .94%
Energy 2 .63%
Communications 2 .30%
Diversified 0 .98%
Other Assets and Liabilities
( 2 .17 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales March 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,177 $ 37,496 $ 35,712 $ 2,961
$ 1,177 $ 37,496 $ 35,712 $ 2,961
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Vesper Healthcare Acquisition Corp 09/30/2020 $ 353 $ 409 0.18%
Total $ 409 0.18%
Amounts in thousands.

Glossary to the Schedule of Investments
March 31, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

March 31, 2021 (unaudited)

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal
LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income
Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control
Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account,
and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc.
(the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The
Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account,
Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500
Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Real
Estate Securities Account, Short-Term Income Account, and SmallCap Account known as "the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/
dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal
Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

March 31, 2021 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in a significantly higher fair value measurement. A significant increase in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 5,258 $ — $ — $ 5,258
Investment Companies 11 — — 11
Total investments in securities $ 5,269 $ — $ — $ 5,269
Bond Market Index Account
Bonds* — 887,615 — 887,615
Investment Companies 373,593 — — 373,593
Municipal Bonds* — 16,732 — 16,732
U.S. Government & Government Agency Obligations* — 1,773,040 — 1,773,040
Total investments in securities $ 373,593 $ 2,677,387 $ — $ 3,050,980

March 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 158,587 $ 30 $ 158,617
Common Stocks
Energy — 197 — 197
Investment Companies 35,350 — — 35,350
Senior Floating Rate Interests* — 3,710 — 3,710
U.S. Government & Government Agency Obligations* — 73,916 — 73,916
Total investments in securities $ 35,350 $ 236,410 $ 30 $ 271,790
Assets
Interest Rate Contracts
Futures** 71 — — 71
Liabilities
Interest Rate Contracts
Futures** (41) — — (41)
Diversified Balanced Account
Bonds* — — — —
Investment Companies 1,009,313 — — 1,009,313
Total investments in securities $ 1,009,313 $ — $ — $ 1,009,313
Diversified Balanced Managed Volatility Account
Investment Companies 183,509 — — 183,509
Total investments in securities $ 183,509 $ — $ — $ 183,509
Diversified Balanced Volatility Control Account
Investment Companies 194,195 — — 194,195
Total investments in securities $ 194,195 $ — $ — $ 194,195
Diversified Growth Account
Investment Companies 3,870,751 — — 3,870,751
Total investments in securities $ 3,870,751 $ — $ — $ 3,870,751
Diversified Growth Managed Volatility Account
Investment Companies 384,568 — — 384,568
Total investments in securities $ 384,568 $ — $ — $ 384,568
Diversified Growth Volatility Control Account
Investment Companies 1,054,589 — — 1,054,589
Total investments in securities $ 1,054,589 $ — $ — $ 1,054,589
Diversified Income Account
Investment Companies 324,663 — — 324,663
Total investments in securities $ 324,663 $ — $ — $ 324,663
Diversified International Account
Common Stocks
Basic Materials 1,033 12,766 — 13,799
Communications 3,726 17,679 — 21,405
Consumer, Cyclical 4,961 52,535 — 57,496
Consumer, Non-cyclical 2,932 36,580 — 39,512
Energy 3,655 10,587 — 14,242
Financial 12,544 45,809 — 58,353
Industrial 3,407 38,998 — 42,405
Technology — 40,026 — 40,026
Utilities 1,493 6,370 — 7,863
Investment Companies 4,263 — — 4,263
Total investments in securities $ 38,014 $ 261,350 $ — $ 299,364

March 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Equity Income Account
Common Stocks* $ 796,996 $ — $ — $ 796,996
Investment Companies 11,067 — — 11,067
Total investments in securities $ 808,063 $ — $ — $ 808,063
Government & High Quality Bond Account
Bonds* — 55,614 — 55,614
Investment Companies 20,381 — — 20,381
U.S. Government & Government Agency Obligations* — 206,794 — 206,794
Total investments in securities $ 20,381 $ 262,408 $ — $ 282,789
Assets
Interest Rate Contracts
Futures** 18 — — 18
Liabilities
Interest Rate Contracts
Futures** (219) — — (219)
International Emerging Markets Account
Common Stocks
Basic Materials — 4,749 — 4,749
Communications 1,238 15,357 — 16,595
Consumer, Cyclical 2,378 7,860 — 10,238
Consumer, Non-cyclical 2,779 8,000 — 10,779
Diversified — 550 — 550
Energy 920 3,485 — 4,405
Financial 3,267 14,281 — 17,548
Industrial 877 7,802 — 8,679
Technology 778 21,555 — 22,333
Utilities — 1,558 — 1,558
Investment Companies 747 — — 747
Preferred Stocks
Technology — 255 — 255
Total investments in securities $ 12,984 $ 85,452 $ — $ 98,436
LargeCap Growth Account I
Common Stocks
Basic Materials 9,749 — — 9,749
Communications 152,626 1,900 — 154,526
Consumer, Cyclical 38,232 — — 38,232
Consumer, Non-cyclical 158,047 — — 158,047
Energy 183 — — 183
Financial 38,617 — — 38,617
Industrial 18,556 — — 18,556
Technology 172,88 6 — 515 173,401
Utilities 1,716 — — 1,716
Convertible Preferred Stocks
Basic Materials — — 203 203
Communications — — 254 254
Consumer, Cyclical — — 6,418 6,418
Technology — — 1,799 1,799
Investment Companies 11,165 — — 11,165
Total investments in securities $ 601,77 7 $ 1,900 $ 9,1 89 $ 612,866
Assets
Equity Contracts
Futures** 46 — — 46
LargeCap S&P 500 Index Account
Common Stocks* 2,956,125 — — 2,956,125
Investment Companies 43,388 — — 43,388
Total investments in securities $ 2,999,513 $ — $ — $ 2,999,513
Assets
Equity Contracts
Futures** 376 — — 376

March 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* $ 225,446 $ — $ — $ 225,446
Investment Companies 14,371 — — 14,371
Purchased Options 519 — — 519
Total investments in securities $ 240,336 $ — $ — $ 240,336
Assets
Equity Contracts
Futures** 31 — — 31
Liabilities
Equity Contracts
Written Options (385) — — (385)
MidCap Account
Common Stocks
Basic Materials 3,719 — — 3,719
Communications 61,701 — — 61,701
Consumer, Cyclical 154,079 — — 154,079
Consumer, Non-cyclical 76,836 — — 76,836
Diversified — 1,347 — 1,347
Financial 153,241 — — 153,241
Industrial 76,295 — — 76,295
Technology 91,028 — — 91,028
Utilities 15,852 — — 15,852
Investment Companies 1,728 — — 1,728
Total investments in securities $ 634,479 $ 1,347 $ — $ 635,826
Principal Capital Appreciation Account
Common Stocks
Basic Materials 2,902 — — 2,902
Communications 23,003 — — 23,003
Consumer, Cyclical 20,994 — — 20,994
Consumer, Non-cyclical 29,279 — — 29,279
Energy 5,663 — — 5,663
Financial 27,843 — — 27,843
Industrial 13,310 1,901 — 15,211
Technology 37,433 — — 37,433
Utilities 3,942 — — 3,942
Investment Companies 3,015 — — 3,015
Total investments in securities $ 167,384 $ 1,901 $ — $ 169,285
Principal LifeTime 2010 Account
Investment Companies 35,611 — — 35,611
Total investments in securities $ 35,611 $ — $ — $ 35,611
Principal LifeTime 2020 Account
Investment Companies 194,275 — — 194,275
Total investments in securities $ 194,275 $ — $ — $ 194,275
Principal LifeTime 2030 Account
Investment Companies 233,289 — — 233,289
Total investments in securities $ 233,289 $ — $ — $ 233,289
Principal LifeTime 2040 Account
Investment Companies 118,838 — — 118,838
Total investments in securities $ 118,838 $ — $ — $ 118,838
Principal LifeTime 2050 Account
Investment Companies 54,474 — — 54,474
Total investments in securities $ 54,474 $ — $ — $ 54,474

March 31, 2021 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2060 Account
Investment Companies $ 13,453 $ — $ — $ 13,453
Total investments in securities $ 13,453 $ — $ — $ 13,453
Principal LifeTime Strategic Income Account
Investment Companies 30,710 — — 30,710
Total investments in securities $ 30,710 $ — $ — $ 30,710
Real Estate Securities Account
Common Stocks* 144,236 — — 144,236
Investment Companies 779 — — 779
Total investments in securities $ 145,015 $ — $ — $ 145,015
SAM Balanced Portfolio
Investment Companies 715,068 — — 715,068
Total investments in securities $ 715,068 $ — $ — $ 715,068
SAM Conservative Balanced Portfolio
Investment Companies 198,385 — — 198,385
Total investments in securities $ 198,385 $ — $ — $ 198,385
SAM Conservative Growth Portfolio
Investment Companies 402,681 — — 402,681
Total investments in securities $ 402,681 $ — $ — $ 402,681
SAM Flexible Income Portfolio
Investment Companies 183,788 — — 183,788
Total investments in securities $ 183,788 $ — $ — $ 183,788
SAM Strategic Growth Portfolio
Investment Companies 373,178 — — 373,178
Total investments in securities $ 373,178 $ — $ — $ 373,178
Short-Term Income Account
Bonds* — 139,646 — 139,646
Investment Companies 3,163 — — 3,163
U.S. Government & Government Agency Obligations* — 9,288 — 9,288
Total investments in securities $ 3,163 $ 148,934 $ — $ 152,097
Assets
Interest Rate Contracts
Futures** 88 — — 88
SmallCap Account
Common Stocks
Basic Materials 9,093 — — 9,093
Communications 5,157 — — 5,157
Consumer, Cyclical 33,522 — — 33,522
Consumer, Non-cyclical 54,304 — — 54,304
Diversified 2,197 — — 2,197
Energy 5,908 — — 5,908
Financial 45,830 — — 45,830
Industrial 33,416 — — 33,416
Technology 27,106 — — 27,106
Utilities 6,709 — — 6,709
Investment Companies 6,614 — — 6,614
Total investments in securities $ 229,856 $ — $ — $ 229,856

March 31, 2021 (unaudited)

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3.
The Accounts' Schedules of Investments as of March 31, 2021 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.
Fund Asset Type
Fair Value as of
March 31, 2021 Valuation Technique Unobservable Input
Input Valuations (weighted
average)*
LargeCap Growth
Account I
Common Stocks 515 Precedent Transactions Direct Offering Price $ 33.34 – 62.28 (44.21)
Convertible
Preferred Stocks
8,656 Precedent Transactions Direct Offering Price $ 2.30 – 85.87 (41.42)
18 Cash Payout Methodology Discount Rate 90%
$ 9,189
Fund
Fair Value
December
31, 2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Fair Value
March 31, 2021
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
Held at March
31, 2021
LargeCap Growth Account I
Common Stock
Technology $ 155 $ — $ 219 $ 141 $ — $ — $ — $ 515 $ 219
Convertible Preferred Stock
Basic Materials — — — 203 — — — 203 —
Communicationns 254 — — — — — — 254 —
Consumer,
Cyclical 2,623 — 3,181 614 — — — 6,418 3,181
Technology 1,030 — 545 224 — — — 1,799 545
Total $ 4,062 $ — $ 3,945 $ 1,182 $ — $ — $ — $ 9,189 $ 3,945